UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09903
BNY Mellon Funds Trust
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
8/31
Date of reporting period:
2/28/25
ITEM 1 - Reports to Stockholders
BNY Mellon Asset Allocation Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class M – MPBLX
This semi-annual shareholder report contains important information about BNY Mellon Asset Allocation Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$25	0.49%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$440	540	14.34%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)

Investment Companies
46.9%
Technology
13.1%
Financial
8.0%
Consumer, Non-cyclical
7.5%
Communications
7.0%
Government
4.1%
Consumer, Cyclical
4.0%
Mortgage Securities
3.2%
Industrial
3.1%
Energy
1.6%
Utilities
1.0%
Net Other Assets and Liabilities
0.5%

Allocation of Holdings (Based on Net Assets)

Investment Companies
46.9%
Common Stocks
42.9%
U.S. Treasury Securities
4.1%
U.S. Government Agencies Mortgage-Backed
3.2%
Corporate Bonds and Notes
2.8%
Foreign Governmental
0.2%
U.S. Government Agencies Collateralized Municipal-Backed
0.1%
Rights*
0.0%
Net Other Assets and Liabilities
-0.2%

* Amount represents less than .01%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0967SA0225

BNY Mellon Asset Allocation Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Investor Shares – MIBLX
This semi-annual shareholder report contains important information about BNY Mellon Asset Allocation Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$37	0.74%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$440	540	14.34%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .01%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0974SA0225

BNY Mellon Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class M – MPBFX
This semi-annual shareholder report contains important information about BNY Mellon Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$29	0.58%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,297	194	29.11%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)

Government
40.6%
Mortgage Securities
28.8%
Financial
14.6%
Communications
3.5%
Consumer, Non-cyclical
3.1%
Energy
2.2%
Technology
2.0%
Industrial
1.8%
Consumer, Cyclical
1.4%
Investment Companies
1.0%
Net Other Assets and Liabilities
1.0%

Allocation of Holdings (Based on Net Assets)

U.S. Treasury Securities
39.5%
Corporate Bonds and Notes
28.7%
U.S. Government Agencies Mortgage-Backed
28.5%
Foreign Governmental
1.8%
Investment Companies
1.0%
U.S. Government Agencies Collateralized Municipal-Backed
0.3%
Municipal Securities
0.2%
Net Other Assets and Liabilities*
0.0%

* Amount represents less than .01%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0961SA0225

BNY Mellon Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Investor Shares – MIBDX
This semi-annual shareholder report contains important information about BNY Mellon Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$41	0.83%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,297	194	29.11%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .01%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0968SA0225

BNY Mellon Corporate Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class M – BYMMX
This semi-annual shareholder report contains important information about BNY Mellon Corporate Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$30	0.60%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$403	147	5.95%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)

Financial
36.4%
Energy
12.3%
Consumer, Cyclical
12.1%
Consumer, Non-cyclical
9.9%
Industrial
8.1%
Technology
6.2%
Communications
5.0%
Government
4.0%
Investment Companies
3.4%
Basic Materials
3.3%
Utilities
1.3%
Net Other Assets and Liabilities
-2.0%

Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
94.6%
Investment Companies
3.4%
Municipal Securities
3.3%
Foreign Governmental
0.7%
Net Other Assets and Liabilities
-2.0%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6311SA0225

BNY Mellon Corporate Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Investor Shares – BYMIX
This semi-annual shareholder report contains important information about BNY Mellon Corporate Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$43	0.85%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$403	147	5.95%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6312SA0225

BNY Mellon Emerging Markets Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class M – MEMKX
This semi-annual shareholder report contains important information about BNY Mellon Emerging Markets Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$62	1.27%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$185	71	19.14%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

China
21.6%
Taiwan
21.5%
India
19.5%
Mexico
5.1%
Brazil
4.7%
South Korea
4.5%
Uruguay
3.7%
Hong Kong
2.6%
Peru
2.2%
United States
2.2%
France
2.0%
Luxembourg
1.9%
Singapore
1.9%
South Africa
1.6%
Chile
1.1%
Japan
1.1%
Net Other Assets and Liabilities
2.8%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0960SA0225

BNY Mellon Emerging Markets Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Investor Shares – MIEGX
This semi-annual shareholder report contains important information about BNY Mellon Emerging Markets Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$74	1.52%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$185	71	19.14%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0908SA0225

BNY Mellon Income Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class M – MPISX
This semi-annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$47	0.91%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$181	58	36.70%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Financials
28.1%
Health Care
17.3%
Industrials
9.1%
Information Technology
9.1%
Communication Services
8.5%
Energy
7.9%
Materials
6.1%
Consumer Discretionary
5.2%
Consumer Staples
3.1%
Investment Companies
2.9%
Utilities
2.7%
Net Other Assets and Liabilites*
0.0%

* Amount represents less than .01%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0956SA0225

BNY Mellon Income Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Investor Shares – MIISX
This semi-annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$59	1.16%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$181	58	36.70%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)
* Amount represents less than .01%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0904SA0225

BNY Mellon Income Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class A – BMIAX
This semi-annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$59	1.15%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$181	58	36.70%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)
* Amount represents less than .01%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4029SA0225

BNY Mellon Income Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class C – BMISX
This semi-annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$97	1.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$181	58	36.70%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)
* Amount represents less than .01%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4030SA0225

BNY Mellon Income Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class I – BMIIX
This semi-annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$46	0.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$181	58	36.70%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)
* Amount represents less than .01%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4031SA0225

BNY Mellon Income Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class Y – BMIYX
This semi-annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$46	0.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$181	58	36.70%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)
* Amount represents less than .01%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0019SA0225

BNY Mellon Intermediate Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class M – MPIBX
This semi-annual shareholder report contains important information about BNY Mellon Intermediate Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$29	0.59%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$445	110	44.79%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)

Government
56.4%
Financial
16.5%
Consumer, Non-cyclical
6.4%
Consumer, Cyclical
5.7%
Communications
4.2%
Technology
2.7%
Mortgage Securities
2.5%
Industrial
2.2%
Energy
1.8%
Utilities
0.6%
Net Other Assets and Liabilities
1.0%

Allocation of Holdings (Based on Net Assets)

U.S. Treasury Securities
45.1%
Corporate Bonds and Notes
39.2%
U.S. Government Agencies Obligations
8.3%
Municipal Securities
2.5%
Foreign Governmental
1.4%
U.S. Government Agencies Mortgage-Backed
1.3%
U.S. Government Agencies Collateralized Mortgage Obligations
0.7%
Investment Companies
0.6%
U.S. Government Agencies Collateralized Municipal-Backed
0.5%
Net Other Assets and Liabilities
0.4%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0962SA0225

BNY Mellon Intermediate Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Investor Shares – MIIDX
This semi-annual shareholder report contains important information about BNY Mellon Intermediate Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$42	0.84%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$445	110	44.79%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0969SA0225

BNY Mellon International Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class M – MPITX
This semi-annual shareholder report contains important information about BNY Mellon International Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$44	0.89%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$222	61	22.85%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Japan
20.9%
France
19.5%
United Kingdom
19.4%
Germany
9.2%
United States
7.0%
Netherlands
6.8%
Switzerland
3.9%
Italy
3.5%
Australia
2.9%
Singapore
2.3%
Bermuda
1.0%
Austria
1.0%
Spain
1.0%
Net Other Assets and Liabilities
1.6%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0959SA0225

BNY Mellon International Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Investor Shares – MIINX
This semi-annual shareholder report contains important information about BNY Mellon International Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$56	1.14%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$222	61	22.85%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0907SA0225

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class M – MMBMX
This semi-annual shareholder report contains important information about BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$31	0.62%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$135	115	20.60%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)

Education
26.5%
General Obligation
17.1%
Medical
14.3%
Airport
7.7%
Housing
7.3%
School District
6.4%
Development
3.4%
Water & Sewer
1.9%
Student Loan
1.8%
Power
1.2%
Net Other Assets and Liabilities
12.4%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0912SA0225

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Investor Shares – MMBIX
This semi-annual shareholder report contains important information about BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$43	0.87%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$135	115	20.60%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0911SA0225

BNY Mellon Mid Cap Multi-Strategy Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class M – MPMCX
This semi-annual shareholder report contains important information about BNY Mellon Mid Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$48	0.94%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$861	602	17.70%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials
20.7%
Information Technology
15.6%
Financials
14.1%
Consumer Discretionary
11.4%
Health Care
9.6%
Real Estate
5.9%
Materials
4.6%
Consumer Staples
4.4%
Energy
4.2%
Utilities
4.0%
Communication Services
3.3%
Investment Companies
2.6%
Net Other Assets and Liabilities
-0.4%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0957SA0225

BNY Mellon Mid Cap Multi-Strategy Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Investor Shares – MIMSX
This semi-annual shareholder report contains important information about BNY Mellon Mid Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$60	1.19%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$861	602	17.70%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0905SA0225

BNY Mellon Municipal Opportunities Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class M – MOTMX
This semi-annual shareholder report contains important information about BNY Mellon Municipal Opportunities Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$35	0.70%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,174	765	14.37%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)

Education
16.0%
General Obligation
9.1%
Development
8.8%
Transportation
8.1%
Medical
7.5%
Airport
5.8%
Water & Sewer
5.5%
Housing
4.4%
School District
3.9%
Power
3.6%
Nursing Homes
2.4%
Utilities
2.0%
Tobacco Settlement
1.9%
Government
1.8%
Net Other Assets and Liabilities
19.2%

State Allocation (Based on Net Assets)

California
16.2%
Texas
12.8%
New York
11.1%
Illinois
7.0%
U.S. Related
5.0%
Massachusetts
4.0%
Georgia
3.5%
Florida
3.3%
New Jersey
2.6%
Arizona
2.6%
Virginia
2.3%
Alabama
2.3%
Colorado
2.1%
District of Columbia
2.0%
Ohio
2.0%
Wisconsin
1.8%
Utah
1.8%
Louisiana
1.4%
Michigan
1.4%
Multi-State
1.4%
Oklahoma
1.4%
Washington
1.3%
Tennessee
1.3%
South Carolina
1.2%
Pennsylvania
1.0%
Arkansas
1.0%
Net Other Assets and Liabilities
6.2%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6085SA0225

BNY Mellon Municipal Opportunities Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Investor Shares – MOTIX
This semi-annual shareholder report contains important information about BNY Mellon Municipal Opportunities Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$47	0.95%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,174	765	14.37%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6084SA0225

BNY Mellon National Intermediate Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class M – MPNIX
This semi-annual shareholder report contains important information about BNY Mellon National Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$26	0.53%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,693	527	29.30%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)

General Obligation
14.6%
Medical
13.1%
Airport
9.7%
Transportation
8.2%
Education
7.8%
Housing
5.5%
Water & Sewer
3.7%
School District
3.7%
Development
3.5%
Tobacco Settlement
2.7%
Power
2.5%
Net Other Assets and Liabilities
25.0%

State Allocation (Based on Net Assets)

Illinois 11.0%
Texas 10.6%
New York 10.2%
California 5.8%
Pennsylvania 5.7%
New Jersey 4.5%
Florida 4.4%
Washington 4.1%
Georgia 3.5%
Indiana 3.2%
Alabama 3.0%
Colorado 2.6%
District of Columbia 2.4%
Arizona 2.4%
Rhode Island 2.1%
Kentucky 1.9%
Oregon 1.9%
Ohio 1.7%
Connecticut 1.6%
Nevada 1.6%
Missouri 1.5%
Maryland 1.3%
Oklahoma 1.3%
Tennessee 1.2%
Minnesota 1.1%
Net Other Assets and Liabilities 9.4%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0964SA0225

BNY Mellon National Intermediate Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Investor Shares – MINMX
This semi-annual shareholder report contains important information about BNY Mellon National Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$39	0.78%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,693	527	29.30%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0971SA0225

BNY Mellon National Short-Term Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class M – MPSTX
This semi-annual shareholder report contains important information about BNY Mellon National Short-Term Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$22	0.44%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$354	187	30.96%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)

Housing
13.6%
School District
10.7%
Education
9.0%
Medical
9.0%
General Obligation
7.8%
Airport
4.6%
Water & Sewer
4.5%
Transportation
4.0%
Government
3.4%
Power
2.7%
Development
2.3%
Utilities
1.0%
Net Other Assets and Liabilities
27.4%

State Allocation (Based on Net Assets)

Texas 20.7%
New York 6.1%
Illinois 6.1%
Florida 5.3%
Indiana 3.8%
Alabama 3.8%
Kentucky 3.7%
Rhode Island 3.7%
Arizona 3.5%
Multi-State 3.4%
Missouri 3.0%
Massachusetts 2.8%
Nebraska 2.7%
Colorado 2.3%
Washington 2.3%
Georgia 2.1%
New Jersey 2.0%
Minnesota 1.8%
Louisiana 1.6%
California 1.5%
Michigan 1.5%
Nevada 1.5%
Oregon 1.3%
South Carolina 1.3%
Alaska 1.3%
Connecticut 1.2%
Pennsylvania 1.1%
Tennessee 1.1%
Wisconsin 1.1%
District of Columbia 1.1%
Virginia 1.0%
Hawaii 1.0%
Net Other Assets and Liabilities 3.3%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0965SA0225

BNY Mellon National Short-Term Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Investor Shares – MINSX
This semi-annual shareholder report contains important information about BNY Mellon National Short-Term Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$34	0.69%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$354	187	30.96%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0972SA0225

BNY Mellon New York Intermediate Tax-Exempt Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class M – MNYMX
This semi-annual shareholder report contains important information about BNY Mellon New York Intermediate Tax-Exempt Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$29	0.59%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$91	97	42.01%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)

Education
21.2%
General Obligation
11.0%
Medical
10.0%
Development
9.1%
Housing
7.4%
School District
4.7%
Airport
3.5%
Power
3.0%
Water & Sewer
2.0%
Government
1.4%
Transportation
1.4%
Net Other Assets and Liabilities
25.3%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6539SA0225

BNY Mellon New York Intermediate Tax-Exempt Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Investor Shares – MNYIX
This semi-annual shareholder report contains important information about BNY Mellon New York Intermediate Tax-Exempt Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$42	0.84%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$91	97	42.01%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6533SA0225

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class M – MPPIX
This semi-annual shareholder report contains important information about BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$29	0.59%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$86	102	32.58%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)

Education
21.5%
Medical
20.1%
General Obligation
13.3%
School District
12.5%
Airport
6.3%
Housing
5.7%
Transportation
5.2%
Tobacco Settlement
4.1%
Development
1.8%
Facilities
1.2%
Net Other Assets and Liabilities
8.3%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0966SA0225

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Investor Shares – MIPAX
This semi-annual shareholder report contains important information about BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$42	0.84%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$86	102	32.58%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0973SA0225

BNY Mellon Short-Term U.S. Government Securities Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class M – MPSUX
This semi-annual shareholder report contains important information about BNY Mellon Short-Term U.S. Government Securities Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$25	0.50%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$72	105	25.89%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)

Mortgage Securities
62.7%
Government
39.0%
Investment Companies
1.1%
Net Other Assets and Liabilities
-2.8%

Allocation of Holdings (Based on Net Assets)

U.S. Treasury Securities
38.6%
U.S. Government Agencies Collateralized Municipal-Backed
27.5%
U.S. Government Agencies Mortgage-Backed
17.8%
U.S. Government Agencies Collateralized Mortgage Obligations
11.5%
U.S. Government Agencies Obligations
5.9%
Investment Companies
1.1%
Municipal Securities
0.4%
Net Other Assets and Liabilities
-2.8%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0963SA0225

BNY Mellon Short-Term U.S. Government Securities Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Investor Shares – MISTX
This semi-annual shareholder report contains important information about BNY Mellon Short-Term U.S. Government Securities Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$38	0.75%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$72	105	25.89%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0970SA0225

BNY Mellon Small Cap Multi-Strategy Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class M – MPSSX
This semi-annual shareholder report contains important information about BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$54	1.09%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$254	205	28.28%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials
19.2%
Health Care
15.5%
Financials
14.6%
Information Technology
11.7%
Consumer Discretionary
11.7%
Energy
5.2%
Consumer Staples
5.2%
Materials
4.0%
Real Estate
3.9%
Communication Services
3.8%
Investment Companies
3.5%
Utilities
2.7%
Net Other Assets and Liabilities
-1.0%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0958SA0225

BNY Mellon Small Cap Multi-Strategy Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Investor Shares – MISCX
This semi-annual shareholder report contains important information about BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$67	1.34%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$254	205	28.28%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0906SA0225
|
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Funds Trust

Funds	Ticker Symbols
	Class M	Investor Shares	Class A	Class C	Class I	Class Y
BNY Mellon Income Stock Fund	MPISX	MIISX	BMIAX	BMISX	BMIIX	BMIYX
BNY Mellon Mid Cap Multi-Strategy Fund	MPMCX	MIMSX
BNY Mellon Small Cap Multi-Strategy Fund	MPSSX	MISCX
BNY Mellon International Fund	MPITX	MIINX
BNY Mellon Emerging Markets Fund	MEMKX	MIEGX
BNY Mellon Asset Allocation Fund	MPBLX	MIBLX
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2025

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Funds
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Statements of Investments
February 28, 2025 (Unaudited)

BNY Mellon Income Stock Fund
Description	Shares	Value ($)
Common Stocks — 97.1%
Automobiles & Components — .7%
General Motors Co.	26,387	1,296,393
Banks — 11.5%
Bank of America Corp.	161,677	7,453,310
First Horizon Corp.	134,356	2,894,028
JPMorgan Chase & Co.	26,233	6,942,563
The PNC Financial Services Group, Inc.	11,085	2,127,433
U.S. Bancorp	28,082	1,317,046
		20,734,380
Capital Goods — 7.1%
3M Co.	9,552	1,481,706
Ferguson Enterprises, Inc.	7,504	1,331,960
Hubbell, Inc.	9,079	3,373,666
Johnson Controls International PLC	21,339	1,827,899
L3Harris Technologies, Inc.	23,157	4,772,889
		12,788,120
Consumer Discretionary Distribution & Retail — .7%
Best Buy Co., Inc.	14,847	1,334,894
Consumer Services — 3.8%
International Game Technology PLC	69,012	1,223,583
Las Vegas Sands Corp.	83,576	3,736,683
Royal Caribbean Cruises Ltd.	7,584	1,866,422
		6,826,688
Energy — 7.9%
ConocoPhillips	19,021	1,885,932
Diamondback Energy, Inc.	17,216	2,736,655
EQT Corp.	64,329	3,098,728
Marathon Petroleum Corp.	14,259	2,141,417
Phillips 66	33,872	4,392,860
		14,255,592
Financial Services — 6.8%
Capital One Financial Corp.	16,072	3,223,240
CME Group, Inc.	9,594	2,434,669
Intercontinental Exchange, Inc.	16,315	2,826,248
The Goldman Sachs Group, Inc.	3,824	2,379,637
Voya Financial, Inc.	18,635	1,346,565
		12,210,359
Food, Beverage & Tobacco — 1.7%
Philip Morris International, Inc.	19,420	3,015,538
Health Care Equipment & Services — 8.3%
Baxter International, Inc.	61,472	2,121,399
Labcorp Holdings, Inc.	9,558	2,399,440
Medtronic PLC	58,919	5,421,727
UnitedHealth Group, Inc.	10,499	4,986,605
		14,929,171
Household & Personal Products — 1.4%
Kenvue, Inc.	108,524	2,561,166
2

BNY Mellon Income Stock Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.1% (continued)
Insurance — 9.8%
American International Group, Inc.	34,733	2,880,755
Aon PLC, Cl. A	12,166	4,977,354
Assurant, Inc.	27,665	5,751,277
MetLife, Inc.	26,191	2,257,140
RenaissanceRe Holdings Ltd.	7,785	1,849,872
		17,716,398
Materials — 6.1%
CRH PLC	31,327	3,211,644
Freeport-McMoRan, Inc.	49,849	1,839,927
International Paper Co.	51,944	2,927,044
Newmont Corp.	71,093	3,045,624
		11,024,239
Media & Entertainment — 3.5%
Omnicom Group, Inc.	42,892	3,549,742
The Walt Disney Company	24,773	2,819,167
		6,368,909
Pharmaceuticals, Biotechnology & Life Sciences — 9.1%
Bristol-Myers Squibb Co.	75,485	4,500,416
Danaher Corp.	12,518	2,600,739
Gilead Sciences, Inc.	32,300	3,692,213
Johnson & Johnson	25,193	4,157,349
Sanofi SA, ADR	25,242	1,374,932
		16,325,649
Semiconductors & Semiconductor Equipment — .9%
Applied Materials, Inc.	10,512	1,661,632
Software & Services — 2.9%
Dolby Laboratories, Inc., Cl. A	39,154	3,195,358
International Business Machines Corp.	8,044	2,030,627
		5,225,985
Technology Hardware & Equipment — 5.3%
Cisco Systems, Inc.	111,469	7,146,277
Dell Technologies, Inc., Cl. C	9,643	990,915
TE Connectivity PLC	8,968	1,381,341
		9,518,533
Telecommunication Services — 4.9%
AT&T, Inc.	325,231	8,914,582
Transportation — 2.0%
CSX Corp.	113,318	3,627,309
Utilities — 2.7%
Constellation Energy Corp.	4,997	1,251,973
Dominion Energy, Inc.	64,948	3,677,356
		4,929,329
Total Common Stocks (cost $144,059,573)		175,264,866

3

Statements of Investments (Unaudited) (continued)

BNY Mellon Income Stock Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 2.9%
Registered Investment Companies — 2.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(a) (cost $5,216,304)	4.43	5,216,304	5,216,304
Total Investments (cost $149,275,877)		100.0%	180,481,170
Cash and Receivables (Net)		.0%	36,729
Net Assets		100.0%	180,517,899

ADR—American Depositary Receipt

(a)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Income Stock Fund
Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 2/28/2025	Dividends/ Distributions ($)
Registered Investment Companies - 2.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.9%	8,175,113	40,238,366	(43,197,175)	5,216,304	150,250

†	Includes reinvested dividends/distributions.
See notes to financial statements.
4

Statements of Investments
February 28, 2025 (Unaudited)

BNY Mellon Mid Cap Multi-Strategy Fund
Description	Shares	Value ($)
Common Stocks — 97.8%
Automobiles & Components — .3%
BorgWarner, Inc.	9,390	279,540
Gentex Corp.	52,129	1,267,777
Harley-Davidson, Inc. (a)	21,370	550,491
QuantumScape Corp. (a),(b)	13,380	62,752
Rivian Automotive, Inc., Cl. A (a),(b)	18,360	217,383
Thor Industries, Inc.	4,750	472,103
		2,850,046
Banks — 2.3%
Cullen/Frost Bankers, Inc.	4,568	625,953
East West Bancorp, Inc.	19,451	1,836,758
Fifth Third Bancorp	68,623	2,983,042
First Citizens BancShares, Inc., Cl. A	52	106,499
First Horizon Corp.	136,869	2,948,158
FNB Corp.	32,945	488,904
Huntington Bancshares, Inc.	121,965	2,008,764
M&T Bank Corp.	3,655	700,737
NU Holdings Ltd., Cl. A (b)	76,675	824,256
Popular, Inc.	33,412	3,355,567
Regions Financial Corp.	53,965	1,279,510
Synovus Financial Corp.	13,585	704,790
Webster Financial Corp.	9,067	510,653
Wintrust Financial Corp.	8,147	1,014,057
Zions Bancorp NA	13,105	708,194
		20,095,842
Capital Goods — 12.8%
Advanced Drainage Systems, Inc.	21,144	2,355,230
AECOM	29,405	2,941,970
Allegion PLC	18,551	2,387,699
AMETEK, Inc.	39,323	7,443,844
Axon Enterprise, Inc. (b)	15,924	8,415,038
Beacon Roofing Supply, Inc. (b)	9,420	1,087,256
Builders FirstSource, Inc. (b)	21,219	2,949,229
CNH Industrial NV (a)	5,405	69,616
Comfort Systems USA, Inc.	345	125,349
Cummins, Inc.	4,163	1,532,733
Curtiss-Wright Corp.	3,764	1,210,728
Donaldson Co., Inc.	13,695	946,188
Dover Corp.	4,948	983,514
Everus Construction Group, Inc. (b)	2,183	90,813
Fastenal Co.	19,190	1,453,259
Ferguson Enterprises, Inc.	33,136	5,881,640
Flowserve Corp.	3,385	186,310
Fortive Corp.	13,923	1,107,435
Fortune Brands Innovations, Inc.	13,885	898,637
GE Vernova, Inc.	4,004	1,342,061
Generac Holdings, Inc. (b)	10,716	1,458,983
5

Statements of Investments (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Capital Goods — 12.8% (continued)
HEICO Corp., Cl. A	25,069	5,343,708
Hexcel Corp.	7,465	473,057
Howmet Aerospace, Inc.	25,668	3,506,249
Hubbell, Inc.	11,578	4,302,269
IDEX Corp.	21,347	4,148,363
Ingersoll Rand, Inc.	68,104	5,773,857
ITT, Inc.	2,963	418,494
Johnson Controls International PLC	37,369	3,201,029
L3Harris Technologies, Inc.	7,291	1,502,748
Lincoln Electric Holdings, Inc.	4,887	1,010,094
Masco Corp.	38,411	2,887,739
MasTec, Inc. (b)	3,450	450,536
Masterbrand, Inc. (b)	29,288	409,739
MSC Industrial Direct Co., Inc., Cl. A	7,511	603,584
Nordson Corp.	3,647	766,928
nVent Electric PLC	11,390	687,273
Owens Corning	6,181	952,121
Parker-Hannifin Corp.	1,757	1,174,572
Quanta Services, Inc.	9,230	2,396,385
Resideo Technologies, Inc. (b)	25,578	491,353
Rockwell Automation, Inc.	5,283	1,517,013
Sensata Technologies Holding PLC	15,149	437,049
Snap-on, Inc.	3,450	1,177,037
Spirit AeroSystems Holdings, Inc., Cl. A (b)	7,775	271,348
Textron, Inc.	33,789	2,525,052
The Timken Company	12,035	974,835
UFP Industries, Inc.	5,010	536,070
United Rentals, Inc.	3,297	2,117,729
Valmont Industries, Inc.	1,087	378,678
Vertiv Holdings Co., Cl. A	44,588	4,243,440
W.W. Grainger, Inc.	2,147	2,192,538
Watsco, Inc. (a)	7,468	3,766,336
Watts Water Technologies, Inc., Cl. A	3,252	697,814
Westinghouse Air Brake Technologies Corp.	10,717	1,986,503
WillScot Holdings Corp. (b)	3,270	107,747
Xylem, Inc.	13,052	1,708,376
		110,005,195
Commercial & Professional Services — 5.6%
Amentum Holdings, Inc. (b)	5,576	109,513
Booz Allen Hamilton Holding Corp.	1,410	149,545
Broadridge Financial Solutions, Inc.	20,110	4,850,934
CACI International, Inc., Cl. A (b)	7,628	2,554,236
Casella Waste Systems, Inc., Cl. A (b)	12,264	1,373,813
Clarivate PLC (a),(b)	17,670	75,804
Clean Harbors, Inc. (b)	899	191,981
Concentrix Corp. (a)	1,180	53,289
Copart, Inc. (b)	88,072	4,826,346
Dayforce, Inc. (a),(b)	1,750	108,482
Equifax, Inc.	16,292	3,994,798
Jacobs Solutions, Inc.	8,272	1,059,726
6

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Commercial & Professional Services — 5.6% (continued)
Leidos Holdings, Inc.	6,153	799,705
MSA Safety, Inc.	1,207	197,586
Paychex, Inc.	18,356	2,784,055
Paycom Software, Inc.	1,592	349,396
Paylocity Holding Corp. (b)	667	136,261
RB Global, Inc.	18,061	1,849,085
Robert Half, Inc.	13,946	824,069
Rollins, Inc.	86,913	4,553,372
Science Applications International Corp.	5,682	561,325
SS&C Technologies Holdings, Inc.	27,654	2,462,589
Veralto Corp.	40,593	4,049,558
Verisk Analytics, Inc.	22,458	6,668,005
Vestis Corp.	9,960	118,026
Waste Connections, Inc.	18,997	3,604,871
		48,306,370
Consumer Discretionary Distribution & Retail — 5.0%
Advance Auto Parts, Inc. (a)	3,795	140,036
AutoZone, Inc. (b)	705	2,462,572
Bath & Body Works, Inc.	14,260	516,640
Best Buy Co., Inc.	32,934	2,961,096
Burlington Stores, Inc. (b)	27,098	6,756,344
CarMax, Inc. (b)	6,890	571,663
Carvana Co. (b)	3,109	724,708
Chewy, Inc., Cl. A (b)	44,251	1,648,792
Coupang, Inc. (b)	33,480	793,476
Dick’s Sporting Goods, Inc.	417	93,867
Dillard’s, Inc., Cl. A (a)	115	44,745
eBay, Inc.	30,639	1,983,569
Etsy, Inc. (b)	5,738	293,728
Five Below, Inc. (b)	2,850	247,637
Floor & Decor Holdings, Inc., Cl. A (b)	1,850	178,766
Genuine Parts Co.	6,042	754,525
Lithia Motors, Inc.	242	83,354
LKQ Corp.	4,662	196,690
Macy’s, Inc. (a)	8,560	122,836
Ollie’s Bargain Outlet Holdings, Inc. (b)	16,846	1,743,729
O’Reilly Automotive, Inc. (b)	4,545	6,243,194
Pool Corp.	19,947	6,921,609
RH (b)	395	127,218
Ross Stores, Inc.	10,945	1,535,802
The Gap, Inc.	11,710	264,763
Tractor Supply Co.	28,022	1,551,018
Ulta Beauty, Inc. (b)	5,014	1,836,929
Valvoline, Inc. (b)	25,241	930,888
Wayfair, Inc., Cl. A (a),(b)	5,085	201,112
Williams-Sonoma, Inc.	5,171	1,006,173
		42,937,479
Consumer Durables & Apparel — 2.5%
Capri Holdings Ltd. (a),(b)	7,530	165,509
D.R. Horton, Inc.	12,075	1,531,231
7

Statements of Investments (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Consumer Durables & Apparel — 2.5% (continued)
Deckers Outdoor Corp. (b)	3,267	455,289
Garmin Ltd.	3,329	762,108
Hasbro, Inc.	34,604	2,253,066
Lennar Corp., Cl. A	2,745	328,384
Lululemon Athletica, Inc. (b)	10,627	3,885,338
NVR, Inc. (b)	365	2,644,637
PulteGroup, Inc.	14,936	1,542,590
PVH Corp.	3,401	254,531
Ralph Lauren Corp.	4,081	1,106,522
Skechers USA, Inc., Cl. A (b)	47,472	2,895,317
Somnigroup International, Inc.	20,354	1,300,214
Tapestry, Inc.	14,145	1,208,266
Toll Brothers, Inc.	7,397	825,801
VF Corp. (a)	23,435	584,235
		21,743,038
Consumer Services — 3.6%
Aramark	87,813	3,253,472
Boyd Gaming Corp.	13,900	1,060,014
Carnival Corp. (b)	36,020	861,959
Cava Group, Inc. (b)	1,075	102,157
Churchill Downs, Inc.	7,332	868,842
Darden Restaurants, Inc.	9,372	1,878,711
Domino’s Pizza, Inc.	382	187,069
DraftKings, Inc., Cl. A (b)	14,805	649,347
Duolingo, Inc. (b)	3,676	1,147,169
Dutch Bros, Inc., Cl. A (b)	2,820	223,231
Expedia Group, Inc. (b)	19,600	3,880,016
Frontdoor, Inc. (b)	18,648	848,111
H&R Block, Inc.	23,413	1,276,243
Hilton Worldwide Holdings, Inc.	12,646	3,350,684
Hyatt Hotels Corp., Cl. A (a)	3,080	434,126
Las Vegas Sands Corp.	40,563	1,813,572
Marriott Vacations Worldwide Corp.	820	61,861
MGM Resorts International (a),(b)	13,185	458,311
Norwegian Cruise Line Holdings Ltd. (b)	17,130	389,194
Penn Entertainment, Inc. (a),(b)	6,975	150,032
Planet Fitness, Inc., Cl. A (b)	25,629	2,371,964
Royal Caribbean Cruises Ltd.	8,240	2,027,864
Service Corp. International	10,865	880,065
The Wendy’s Company (a)	14,790	229,245
Travel + Leisure Co.	1,960	109,407
Wingstop, Inc.	508	119,268
Wyndham Hotels & Resorts, Inc.	19,476	2,109,835
Wynn Resorts Ltd. (a)	2,345	209,455
		30,951,224
Consumer Staples Distribution & Retail — 1.6%
BJ’s Wholesale Club Holdings, Inc. (b)	26,365	2,669,720
Casey’s General Stores, Inc.	9,587	3,971,031
Dollar General Corp.	4,965	368,304
Dollar Tree, Inc. (b)	7,182	523,281
8

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Consumer Staples Distribution & Retail — 1.6% (continued)
Maplebear, Inc. (b)	14,338	589,148
Performance Food Group Co. (b)	3,540	301,396
Sysco Corp.	20,961	1,583,394
The Kroger Company	25,875	1,677,217
US Foods Holding Corp. (b)	27,433	1,966,397
Walgreens Boots Alliance, Inc. (a)	27,320	291,778
		13,941,666
Energy — 4.2%
Antero Resources Corp. (b)	63,102	2,315,843
APA Corp. (a)	2,805	58,063
Baker Hughes Co.	41,565	1,853,383
Cheniere Energy, Inc.	9,871	2,256,116
Chord Energy Corp.	7,586	867,080
Civitas Resources, Inc.	2,600	99,684
Devon Energy Corp.	44,488	1,611,355
Diamondback Energy, Inc.	29,036	4,615,562
DT Midstream, Inc.	6,740	647,647
EQT Corp.	70,179	3,380,522
Halliburton Co.	67,624	1,783,245
Hess Corp.	10,916	1,625,829
HF Sinclair Corp.	4,910	173,176
Kinder Morgan, Inc.	25,215	683,326
Marathon Petroleum Corp.	7,661	1,150,529
New Fortress Energy, Inc. (a)	3,495	34,950
NOV, Inc.	93,755	1,398,825
ONEOK, Inc.	22,535	2,262,289
Phillips 66	4,888	633,925
Range Resources Corp.	29,767	1,104,951
Schlumberger NV	14,474	602,987
Targa Resources Corp.	11,840	2,388,365
Texas Pacific Land Corp. (a)	406	579,748
The Williams Companies, Inc.	24,340	1,416,101
Valero Energy Corp.	13,662	1,786,033
Weatherford International PLC	9,549	591,179
		35,920,713
Equity Real Estate Investment Trusts — 4.5%
Agree Realty Corp. (c)	7,605	561,249
AvalonBay Communities, Inc. (c)	3,344	756,346
Brixmor Property Group, Inc. (c)	47,080	1,316,357
BXP, Inc. (c)	13,986	992,027
Camden Property Trust (c)	8,505	1,055,130
Crown Castle, Inc. (c)	6,882	647,596
CubeSmart (c)	13,560	559,757
Digital Realty Trust, Inc. (c)	24,215	3,785,289
EastGroup Properties, Inc. (c)	5,126	937,289
Equity LifeStyle Properties, Inc. (c)	35,141	2,409,970
Equity Residential (c)	10,354	767,956
Essex Property Trust, Inc. (c)	5,325	1,659,110
Extra Space Storage, Inc. (c)	20,446	3,119,242
Federal Realty Investment Trust (c)	1,587	167,301
9

Statements of Investments (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Equity Real Estate Investment Trusts — 4.5% (continued)
Healthcare Realty Trust, Inc. (c)	29,500	505,335
Host Hotels & Resorts, Inc. (c)	41,294	666,072
Iron Mountain, Inc. (c)	6,610	615,854
Kimco Realty Corp. (c)	45,349	1,002,213
Lamar Advertising Co., Cl. A (c)	16,225	2,015,632
Medical Properties Trust, Inc. (a),(c)	41,810	246,679
Mid-America Apartment Communities, Inc. (c)	3,589	603,383
NNN REIT, Inc. (c)	2,795	118,648
Omega Healthcare Investors, Inc. (c)	6,270	230,987
Park Hotels & Resorts, Inc. (c)	14,450	177,446
Rayonier, Inc. (c)	26,061	690,356
Realty Income Corp. (c)	33,230	1,895,107
Regency Centers Corp. (c)	23,766	1,822,852
Rexford Industrial Realty, Inc. (c)	9,726	401,878
Simon Property Group, Inc. (c)	17,857	3,323,009
UDR, Inc. (c)	12,960	585,533
Ventas, Inc. (c)	5,545	383,603
VICI Properties, Inc. (c)	69,450	2,256,430
Weyerhaeuser Co. (c)	96,634	2,908,683
		39,184,319
Financial Services — 7.4%
Affiliated Managers Group, Inc.	4,927	841,778
Affirm Holdings, Inc. (b)	6,315	405,107
Ally Financial, Inc.	16,575	614,932
Ameriprise Financial, Inc.	10,469	5,624,994
Ares Management Corp., Cl. A	809	138,290
Block, Inc. (b)	15,690	1,024,557
Blue Owl Capital, Inc. (a)	22,135	476,567
Cboe Global Markets, Inc.	1,375	289,850
Coinbase Global, Inc., Cl. A (b)	6,106	1,316,576
Corpay, Inc. (b)	1,295	475,330
Credit Acceptance Corp. (b)	176	86,661
Discover Financial Services	11,583	2,260,886
Equitable Holdings, Inc.	20,530	1,129,561
Evercore, Inc., Cl. A	8,950	2,164,110
Fidelity National Information Services, Inc.	37,414	2,660,884
Fiserv, Inc. (b)	23,729	5,592,688
Global Payments, Inc.	30,684	3,230,412
Intercontinental Exchange, Inc.	19,055	3,300,898
Invesco Ltd.	28,405	493,963
Jack Henry & Associates, Inc.	5,957	1,034,076
Jefferies Financial Group, Inc.	5,100	337,620
LPL Financial Holdings, Inc.	16,608	6,173,858
MarketAxess Holdings, Inc.	566	109,119
MGIC Investment Corp.	37,605	925,459
MSCI, Inc.	2,806	1,656,971
Nasdaq, Inc.	31,572	2,613,530
Northern Trust Corp.	9,615	1,059,765
OneMain Holdings, Inc.	2,250	120,915
Raymond James Financial, Inc.	21,933	3,392,377
10

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Financial Services — 7.4% (continued)
Robinhood Markets, Inc., Cl. A (b)	22,190	1,111,719
Rocket Cos., Inc., Cl. A (b)	52,695	737,730
Shift4 Payments, Inc., Cl. A (a),(b)	2,380	235,025
SLM Corp.	61,713	1,863,115
SoFi Technologies, Inc. (b)	22,785	329,699
Starwood Property Trust, Inc. (a),(c)	20,755	425,893
State Street Corp.	11,250	1,116,337
Synchrony Financial	21,963	1,332,715
T. Rowe Price Group, Inc.	7,909	836,139
The Carlyle Group, Inc.	29,517	1,471,127
Toast, Inc., Cl. A (b)	16,060	619,916
Tradeweb Markets, Inc., Cl. A	11,514	1,558,650
Voya Financial, Inc.	33,346	2,409,582
XP, Inc., Cl. A	9,175	129,826
		63,729,207
Food, Beverage & Tobacco — 1.6%
Archer-Daniels-Midland Co.	10,015	472,708
Brown-Forman Corp., Cl. B (a)	11,102	367,587
Bunge Global SA	8,025	595,375
Coca-Cola Consolidated, Inc.	614	870,112
Coca-Cola Europacific Partners PLC	9,327	804,547
Conagra Brands, Inc.	20,456	522,446
Darling Ingredients, Inc. (b)	3,160	114,044
Freshpet, Inc. (b)	10,058	1,076,508
General Mills, Inc.	3,780	229,143
Ingredion, Inc.	4,980	650,438
Lamb Weston Holdings, Inc.	23,228	1,204,836
McCormick & Co., Inc.	16,560	1,368,021
Molson Coors Beverage Co., Cl. B	41,830	2,563,761
Primo Brands Corp., Cl. A	16,349	550,798
The Hershey Company	2,118	365,800
The J.M. Smucker Company	1,779	196,633
Tyson Foods, Inc., Cl. A	36,100	2,214,374
		14,167,131
Health Care Equipment & Services — 6.0%
Acadia Healthcare Co., Inc. (a),(b)	1,850	55,463
Align Technology, Inc. (b)	16,887	3,158,376
Baxter International, Inc.	78,482	2,708,414
Cardinal Health, Inc.	1,915	247,954
Cencora, Inc.	16,491	4,181,128
Centene Corp. (b)	36,594	2,128,307
DaVita, Inc. (b)	3,042	449,851
DENTSPLY SIRONA, Inc.	4,145	68,600
Dexcom, Inc. (b)	50,819	4,490,875
Doximity, Inc., Cl. A (b)	1,255	88,478
Encompass Health Corp.	25,192	2,522,727
Envista Holdings Corp. (b)	10,610	211,988
GE HealthCare Technologies, Inc.	6,720	586,992
Globus Medical, Inc., Cl. A (b)	28,789	2,312,332
HealthEquity, Inc. (b)	17,100	1,876,896
11

Statements of Investments (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Health Care Equipment & Services — 6.0% (continued)
Henry Schein, Inc. (a),(b)	6,860	495,086
Humana, Inc.	6,301	1,703,916
IDEXX Laboratories, Inc. (b)	9,529	4,165,221
Inspire Medical Systems, Inc. (b)	12,357	2,293,336
Insulet Corp. (b)	2,914	793,395
Labcorp Holdings, Inc.	10,799	2,710,981
Masimo Corp. (a),(b)	1,335	252,008
McKesson Corp.	424	271,470
Molina Healthcare, Inc. (b)	4,570	1,376,118
Penumbra, Inc. (b)	1,581	451,281
Quest Diagnostics, Inc.	8,628	1,491,781
QuidelOrtho Corp. (a),(b)	3,140	125,569
ResMed, Inc.	6,176	1,442,220
Solventum Corp. (b)	16,134	1,286,686
STERIS PLC	14,634	3,208,651
Tenet Healthcare Corp. (b)	1,680	212,671
The Cooper Companies, Inc. (b)	26,040	2,353,495
Veeva Systems, Inc., Cl. A (b)	6,443	1,444,134
Zimmer Biomet Holdings, Inc.	3,823	398,815
		51,565,215
Household & Personal Products — 1.2%
Church & Dwight Co., Inc.	42,425	4,717,660
Coty, Inc., Cl. A (b)	63,280	360,063
e.l.f. Beauty, Inc. (a),(b)	1,265	88,866
Kenvue, Inc.	159,066	3,753,958
The Clorox Company	3,011	470,890
The Estee Lauder Companies, Inc., Cl. A	7,429	534,220
		9,925,657
Insurance — 4.3%
American Financial Group, Inc.	6,086	768,540
Aon PLC, Cl. A	2,752	1,125,898
Arch Capital Group Ltd.	20,024	1,860,430
Arthur J. Gallagher & Co.	2,311	780,517
Assurant, Inc.	18,983	3,946,376
Assured Guaranty Ltd.	10,795	942,727
Cincinnati Financial Corp.	8,575	1,267,471
Everest Group Ltd.	2,829	999,259
Fidelity National Financial, Inc.	20,820	1,343,515
First American Financial Corp.	10,211	670,761
Markel Group, Inc. (b)	2,009	3,884,281
Old Republic International Corp.	41,500	1,598,165
Principal Financial Group, Inc.	15,295	1,361,867
Prudential Financial, Inc.	590	67,909
Reinsurance Group of America, Inc.	15,141	3,068,929
RenaissanceRe Holdings Ltd.	14,505	3,446,678
Ryan Specialty Holdings, Inc.	45,160	3,160,748
The Allstate Corp.	624	124,270
The Hartford Insurance Group, Inc.	25,559	3,023,118
The Travelers Companies, Inc.	3,479	899,287
12

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Insurance — 4.3% (continued)
Unum Group	13,305	1,094,868
W. R. Berkley Corp.	31,773	2,004,241
		37,439,855
Materials — 4.6%
Albemarle Corp. (a)	5,340	411,340
Alcoa Corp.	2,210	73,482
Ashland, Inc.	9,860	599,685
Avery Dennison Corp.	11,294	2,122,933
Ball Corp.	25,084	1,321,676
Celanese Corp.	9,922	505,427
CF Industries Holdings, Inc.	38,841	3,146,898
Commercial Metals Co.	15,290	740,648
Corteva, Inc.	28,995	1,826,105
CRH PLC	21,253	2,178,858
Crown Holdings, Inc.	7,778	697,142
Dow, Inc.	8,410	320,505
DuPont de Nemours, Inc.	13,329	1,089,912
Eastman Chemical Co.	5,938	581,033
FMC Corp.	7,273	268,374
Freeport-McMoRan, Inc.	59,489	2,195,739
Huntsman Corp.	13,660	231,264
International Flavors & Fragrances, Inc.	6,450	527,674
International Paper Co.	45,183	2,546,062
Martin Marietta Materials, Inc.	3,004	1,451,353
Newmont Corp.	69,256	2,966,927
Nucor Corp.	3,134	430,831
Olin Corp.	12,515	317,756
Packaging Corp. of America	10,341	2,203,564
Reliance, Inc.	7,533	2,238,506
Royal Gold, Inc.	4,494	660,618
Sealed Air Corp.	21,300	728,034
Smurfit WestRock PLC	11,447	596,045
Sonoco Products Co.	9,585	458,355
Steel Dynamics, Inc.	8,640	1,167,005
The Chemours Company	4,710	70,414
The Mosaic Company	58,201	1,392,168
The Scotts Miracle-Gro Company	2,440	142,911
United States Steel Corp.	10,585	425,729
Vulcan Materials Co.	11,190	2,767,399
		39,402,372
Media & Entertainment — 3.3%
Charter Communications, Inc., Cl. A (a),(b)	2,286	831,121
Electronic Arts, Inc.	3,021	390,072
Fox Corp., Cl. A	14,880	857,088
IAC, Inc. (b)	10,335	477,684
Liberty Broadband Corp., Cl. C (b)	5,841	480,481
Liberty Media Corp.-Liberty Formula One, Cl. C (b)	40,366	3,892,493
Liberty Media Corp.-Liberty Live, Cl. C (b)	701	51,432
Live Nation Entertainment, Inc. (b)	17,930	2,570,445
Match Group, Inc. (a)	15,312	485,544
13

Statements of Investments (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Media & Entertainment — 3.3% (continued)
News Corp., Cl. A	19,915	569,967
Nexstar Media Group, Inc. (a)	2,490	421,183
Omnicom Group, Inc.	17,048	1,410,892
Paramount Global, Cl. B (a)	20,081	228,120
Pinterest, Inc., Cl. A (b)	149,226	5,518,377
Reddit, Inc., Cl. A (b)	13,488	2,182,089
Roblox Corp., Cl. A (b)	15,500	986,420
Roku, Inc. (b)	3,250	271,408
Sirius XM Holdings, Inc. (a)	10,561	255,471
Spotify Technology SA (b)	4,069	2,473,993
Take-Two Interactive Software, Inc. (b)	5,698	1,207,862
The Interpublic Group of Companies, Inc.	27,040	740,896
The Trade Desk, Inc., Cl. A (b)	13,100	921,192
Trump Media & Technology Group Corp. (a),(b)	2,664	64,202
Warner Bros Discovery, Inc. (b)	71,749	822,244
ZoomInfo Technologies, Inc. (b)	6,355	74,099
		28,184,775
Pharmaceuticals, Biotechnology & Life Sciences — 3.6%
Agilent Technologies, Inc.	13,346	1,707,220
Alnylam Pharmaceuticals, Inc. (b)	4,703	1,160,465
Apellis Pharmaceuticals, Inc. (b)	2,820	70,923
Avantor, Inc. (b)	24,616	411,087
Biogen, Inc. (b)	1,366	191,923
BioMarin Pharmaceutical, Inc. (b)	6,034	429,379
BioNTech SE, ADR (b)	12,613	1,424,260
Bio-Techne Corp.	50,036	3,089,723
Charles River Laboratories International, Inc. (a),(b)	10,766	1,779,728
Elanco Animal Health, Inc. (b)	16,202	180,976
Exact Sciences Corp. (a),(b)	5,930	281,141
Exelixis, Inc. (b)	3,820	147,796
GRAIL, Inc. (a),(b)	3,440	132,646
ICON PLC (b)	2,321	441,036
Illumina, Inc. (b)	14,548	1,290,990
Incyte Corp. (b)	8,720	640,920
Intra-Cellular Therapies, Inc. (b)	2,255	289,091
Ionis Pharmaceuticals, Inc. (b)	8,105	269,005
IQVIA Holdings, Inc. (b)	6,109	1,153,379
Jazz Pharmaceuticals PLC (b)	865	124,154
Mettler-Toledo International, Inc. (b)	976	1,242,175
Natera, Inc. (b)	20,395	3,173,258
Neurocrine Biosciences, Inc. (b)	3,208	380,854
Organon & Co. (a)	8,095	120,696
Perrigo Co. PLC	3,905	113,245
QIAGEN NV	8,682	333,389
Repligen Corp. (b)	27,568	4,390,480
Sarepta Therapeutics, Inc. (b)	35,776	3,819,088
Sotera Health Co. (b)	6,610	82,427
Ultragenyx Pharmaceutical, Inc. (b)	1,750	75,110
United Therapeutics Corp. (b)	491	157,145
Viatris, Inc.	18,004	166,177
14

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 3.6% (continued)
Viking Therapeutics, Inc. (a),(b)	2,860	82,568
Waters Corp. (b)	2,880	1,086,739
West Pharmaceutical Services, Inc.	2,864	665,422
		31,104,615
Real Estate Management & Development — 1.4%
CBRE Group, Inc., Cl. A (b)	13,116	1,861,685
CoStar Group, Inc. (b)	107,916	8,228,595
Zillow Group, Inc., Cl. C (b)	20,512	1,572,450
		11,662,730
Semiconductors & Semiconductor Equipment — 1.9%
Allegro MicroSystems, Inc. (a),(b)	2,540	56,642
Astera Labs, Inc. (b)	2,270	168,774
Enphase Energy, Inc. (b)	3,632	208,223
Entegris, Inc.	1,645	166,507
First Solar, Inc. (b)	4,153	565,555
Lam Research Corp.	6,893	528,969
Lattice Semiconductor Corp. (b)	4,505	280,842
Microchip Technology, Inc.	33,045	1,945,029
Monolithic Power Systems, Inc.	5,208	3,182,140
NVIDIA Corp.	29,711	3,711,498
ON Semiconductor Corp. (b)	10,725	504,611
Onto Innovation, Inc. (b)	984	143,329
Qorvo, Inc. (a),(b)	5,320	386,711
Rambus, Inc. (b)	54,684	3,056,289
Skyworks Solutions, Inc.	11,786	785,655
Universal Display Corp.	1,947	299,098
		15,989,872
Software & Services — 10.2%
Akamai Technologies, Inc. (b)	28,504	2,299,703
ANSYS, Inc. (b)	4,656	1,551,612
AppLovin Corp., Cl. A (b)	8,196	2,669,765
Bentley Systems, Inc., Cl. B	17,498	768,162
BILL Holdings, Inc. (b)	5,600	309,120
BlackLine, Inc. (b)	7,842	378,769
Cadence Design Systems, Inc. (b)	13,228	3,313,614
Check Point Software Technologies Ltd. (b)	9,835	2,166,257
Cloudflare, Inc., Cl. A (b)	10,200	1,482,060
Cognizant Technology Solutions Corp., Cl. A	29,823	2,485,151
Confluent, Inc., Cl. A (b)	90,890	2,884,849
CyberArk Software Ltd. (b)	6,592	2,398,499
Datadog, Inc., Cl. A (b)	36,693	4,276,569
DocuSign, Inc. (a),(b)	4,535	377,176
Dolby Laboratories, Inc., Cl. A	28,236	2,304,340
Dynatrace, Inc. (b)	12,410	710,472
Elastic NV (b)	3,055	355,480
EPAM Systems, Inc. (b)	10,243	2,111,492
Fair Isaac Corp. (b)	686	1,294,036
Gartner, Inc. (b)	13,746	6,849,907
Gen Digital, Inc.	35,802	978,469
Gitlab, Inc., Cl. A (b)	4,250	255,893
15

Statements of Investments (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Software & Services — 10.2% (continued)
Globant SA (a),(b)	609	91,673
GoDaddy, Inc., Cl. A (b)	861	154,550
Guidewire Software, Inc. (b)	4,282	862,052
HubSpot, Inc. (b)	11,940	8,644,441
InterDigital, Inc.	3,619	773,163
Intuit, Inc.	4,124	2,531,476
Kyndryl Holdings, Inc. (b)	14,680	559,014
Manhattan Associates, Inc. (b)	1,622	286,899
MicroStrategy, Inc., Cl. A (b)	5,033	1,285,579
Monday.com Ltd. (b)	6,156	1,826,916
MongoDB, Inc. (b)	6,541	1,749,260
Nutanix, Inc., Cl. A (b)	7,170	551,301
Okta, Inc. (b)	4,402	398,337
Palantir Technologies, Inc., Cl. A (b)	61,035	5,183,092
Pegasystems, Inc.	400	31,404
Procore Technologies, Inc. (b)	3,750	286,762
PTC, Inc. (b)	744	121,741
Roper Technologies, Inc.	10,068	5,884,746
SentinelOne, Inc., Cl. A (a),(b)	6,100	125,843
ServiceNow, Inc. (b)	4,427	4,116,048
Twilio, Inc., Cl. A (b)	15,235	1,827,134
Tyler Technologies, Inc. (b)	8,043	4,893,602
UiPath, Inc., Cl. A (b)	5,550	68,265
Unity Software, Inc. (b)	11,285	289,347
VeriSign, Inc. (b)	5,116	1,216,994
Zoom Communications, Inc. (b)	6,885	507,424
Zscaler, Inc. (b)	4,953	971,927
		87,460,385
Technology Hardware & Equipment — 3.6%
Amphenol Corp., Cl. A	134,292	8,943,847
Arrow Electronics, Inc. (b)	5,442	588,117
CDW Corp.	3,923	699,079
Ciena Corp. (b)	2,360	187,785
Cognex Corp.	9,044	296,643
Coherent Corp. (b)	2,365	177,824
Corning, Inc.	14,420	723,163
Dell Technologies, Inc., Cl. C	6,505	668,454
F5, Inc. (b)	3,332	974,377
Flex Ltd. (b)	29,004	1,098,962
Hewlett Packard Enterprise Co.	34,770	688,794
HP, Inc.	19,040	587,765
Jabil, Inc.	6,837	1,059,188
Keysight Technologies, Inc. (b)	43,393	6,922,485
NetApp, Inc.	18,169	1,813,448
Pure Storage, Inc., Cl. A (b)	11,715	614,686
Sandisk Corp. (b)	2,030	95,105
TE Connectivity PLC	3,669	565,136
Trimble, Inc. (b)	23,124	1,664,465
Ubiquiti, Inc. (a)	788	269,252
16

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Technology Hardware & Equipment — 3.6% (continued)
Western Digital Corp. (b)	6,090	297,984
Zebra Technologies Corp., Cl. A (b)	7,215	2,273,086
		31,209,645
Telecommunication Services — .0%
Frontier Communications Parent, Inc. (b)	11,790	424,322
GCI Liberty, Inc. (Escrow Share) (b)	9,830	8,847
		433,169
Transportation — 2.3%
Alaska Air Group, Inc. (b)	9,961	719,981
American Airlines Group, Inc. (b)	22,325	320,364
Delta Air Lines, Inc.	12,100	727,452
Expeditors International of Washington, Inc.	21,929	2,573,587
J.B. Hunt Transport Services, Inc.	5,002	806,272
Knight-Swift Transportation Holdings, Inc.	25,340	1,278,150
Landstar System, Inc.	9,006	1,430,153
Lyft, Inc., Cl. A (b)	130,899	1,746,193
Matson, Inc.	3,023	435,524
Norfolk Southern Corp.	16,459	4,044,799
Old Dominion Freight Line, Inc.	13,827	2,440,465
Ryder System, Inc.	5,844	961,163
Saia, Inc. (a),(b)	466	190,799
Southwest Airlines Co.	15,875	493,077
United Airlines Holdings, Inc. (b)	14,705	1,379,476
XPO, Inc. (b)	1,208	148,536
		19,695,991
Utilities — 4.0%
Ameren Corp.	17,365	1,763,589
American Electric Power Co., Inc.	3,805	403,520
American Water Works Co., Inc.	14,684	1,996,583
Brookfield Renewable Corp.	7,500	208,875
CenterPoint Energy, Inc. (a)	32,861	1,129,761
CMS Energy Corp.	18,010	1,315,631
Constellation Energy Corp.	7,660	1,919,175
Dominion Energy, Inc.	49,274	2,789,894
DTE Energy Co.	20,384	2,725,341
Edison International	11,110	604,828
Entergy Corp.	32,053	2,798,547
Eversource Energy	22,320	1,406,383
Exelon Corp.	64,580	2,854,436
FirstEnergy Corp.	28,771	1,115,452
MDU Resources Group, Inc.	8,735	150,679
NiSource, Inc.	39,240	1,601,384
NRG Energy, Inc.	16,498	1,744,004
OGE Energy Corp.	19,057	881,958
Pinnacle West Capital Corp.	14,615	1,352,472
Public Service Enterprise Group, Inc.	5,000	405,750
The AES Corp.	30,085	348,685
UGI Corp. (a)	3,400	116,144
Vistra Corp.	10,603	1,417,197
17

Statements of Investments (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Utilities — 4.0% (continued)
WEC Energy Group, Inc.	11,365	1,212,532
Xcel Energy, Inc.	30,355	2,188,596
		34,451,416
Total Common Stocks (cost $371,229,669)		842,357,927

Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
Abiomed, Inc., expiring 12/31/2049(d) (cost $0)	40,585	47,078

	Shares
Exchange-Traded Funds — .8%
Registered Investment Companies — .8%
iShares Russell Mid-Cap Growth ETF	22,744	2,887,578
SPDR S&P MidCap 400 ETF Trust	6,786	3,839,519
Total Exchange-Traded Funds (cost $6,193,760)		6,727,097

	1-Day Yield (%)
Investment Companies — 1.7%
Registered Investment Companies — 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $14,349,297)	4.43	14,349,297	14,349,297
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $1,212,445)	4.43	1,212,445	1,212,445
Total Investments (cost $392,985,171)		100.4%	864,693,844
Liabilities, Less Cash and Receivables		(.4%)	(3,265,405)
Net Assets		100.0%	861,428,439

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SPDR—Standard & Poor’s Depository Receipt

(a)
Security, or portion thereof, on loan. At February 28, 2025, the value of the fund’s securities on loan was $13,330,765 and the value of the collateral was
$13,515,989, consisting of cash collateral of $1,212,445 and U.S. Government & Agency securities valued at $12,303,544.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at February 28, 2025. These securities were valued at $47,078 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
18

BNY Mellon Mid Cap Multi-Strategy Fund
Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 2/28/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.7%	34,883,057	202,243,991	(222,777,751)	14,349,297	452,737
Investment of Cash Collateral for Securities Loaned - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .1%	17,501,861	157,275,110	(173,564,526)	1,212,445	52,426 ††
Total - 1.8%	52,384,918	359,519,101	(396,342,277)	15,561,742	505,163

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
19

Statements of Investments
February 28, 2025 (Unaudited)

BNY Mellon Small Cap Multi-Strategy Fund
Description	Shares	Value ($)
Common Stocks — 97.5%
Automobiles & Components — .5%
Visteon Corp. (a)	14,027	1,216,421
Banks — 8.9%
Columbia Banking System, Inc.	101,160	2,704,007
First BanCorp./Puerto Rico	23,083	449,426
First Hawaiian, Inc.	27,504	740,133
First Horizon Corp.	180,736	3,893,053
First Merchants Corp.	49,042	2,148,039
National Bank Holdings Corp., Cl. A	17,348	726,361
NBT Bancorp, Inc.	10,533	502,951
Origin Bancorp, Inc.	25,408	983,798
Seacoast Banking Corp. of Florida	92,154	2,606,115
SouthState Corp.	22,704	2,288,563
Synovus Financial Corp.	17,055	884,813
Texas Capital Bancshares, Inc. (a)	35,695	2,825,616
UMB Financial Corp.	4,491	495,492
United Community Banks, Inc.	22,305	718,890
Webster Financial Corp.	12,452	701,297
		22,668,554
Capital Goods — 13.8%
AAON, Inc.	16,781	1,288,781
Boise Cascade Co.	4,505	466,988
BWX Technologies, Inc.	13,573	1,411,185
Construction Partners, Inc., Cl. A (a),(b)	44,232	3,209,474
Curtiss-Wright Corp.	8,637	2,778,177
Enerpac Tool Group Corp.	24,260	1,122,510
EnerSys	10,242	1,039,461
Enpro, Inc. (b)	3,456	629,269
Esab Corp.	22,834	2,861,100
Flowserve Corp.	39,960	2,199,398
Fluor Corp. (a)	45,117	1,715,800
Gates Industrial Corp. PLC (a)	111,251	2,407,472
Gibraltar Industries, Inc. (a)	9,292	610,577
Granite Construction, Inc. (b)	8,176	675,174
Helios Technologies, Inc.	26,930	1,062,389
Karman Holdings, Inc. (a)	29,442	928,601
Kratos Defense & Security Solutions, Inc. (a),(b)	35,597	939,405
Matrix Service Co. (a)	22,653	282,709
MSC Industrial Direct Co., Inc., Cl. A (b)	7,959	639,585
MYR Group, Inc. (a)	11,249	1,380,477
nVent Electric PLC	12,437	750,449
SiteOne Landscape Supply, Inc. (a)	11,253	1,421,366
The Middleby Corp. (a),(b)	11,179	1,849,118
Valmont Industries, Inc.	5,747	2,002,082
WESCO International, Inc.	4,757	858,496
Zurn Elkay Water Solutions Corp. (b)	13,941	493,930
		35,023,973
20

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.5% (continued)
Commercial & Professional Services — 3.8%
ACV Auctions, Inc., Cl. A (a)	70,301	1,129,034
CACI International, Inc., Cl. A (a)	3,605	1,207,134
Casella Waste Systems, Inc., Cl. A (a)	13,146	1,472,615
CSG Systems International, Inc.	16,294	1,047,704
KBR, Inc.	39,049	1,914,573
Korn Ferry	14,889	977,463
Montrose Environmental Group, Inc. (a),(b)	40,603	788,916
The Brink’s Company	10,850	1,020,334
		9,557,773
Consumer Discretionary Distribution & Retail — 2.6%
Arhaus, Inc. (b)	100,337	955,208
Foot Locker, Inc. (a)	56,607	980,433
Ollie’s Bargain Outlet Holdings, Inc. (a)	17,066	1,766,502
Petco Health & Wellness Co., Inc. (a),(b)	97,098	261,194
Urban Outfitters, Inc. (a)	7,169	417,164
Warby Parker, Inc., Cl. A (a)	92,911	2,297,689
		6,678,190
Consumer Durables & Apparel — 3.4%
Capri Holdings Ltd. (a),(b)	45,420	998,332
Carter’s, Inc. (b)	8,848	365,157
Cavco Industries, Inc. (a)	1,260	660,908
Figs, Inc., Cl. A (a),(b)	200,867	917,962
Levi Strauss & Co., Cl. A	72,169	1,296,877
Malibu Boats, Inc., Cl. A (a)	39,929	1,332,830
Meritage Homes Corp.	7,882	571,209
PVH Corp.	11,862	887,752
Skechers USA, Inc., Cl. A (a)	6,609	403,083
The Lovesac Company (a),(b)	34,376	720,177
YETI Holdings, Inc. (a)	12,688	452,200
		8,606,487
Consumer Services — 5.2%
Duolingo, Inc. (a)	3,089	963,984
Dutch Bros, Inc., Cl. A (a)	23,240	1,839,678
First Watch Restaurant Group, Inc. (a),(b)	47,158	1,005,409
Genius Sports Ltd. (a)	374,280	3,248,750
Perdoceo Education Corp.	52,080	1,333,248
Planet Fitness, Inc., Cl. A (a)	21,258	1,967,428
Six Flags Entertainment Corp.	15,280	671,862
The Cheesecake Factory, Inc. (b)	41,203	2,226,198
		13,256,557
Consumer Staples Distribution & Retail — 1.9%
BJ’s Wholesale Club Holdings, Inc. (a)	17,117	1,733,268
Casey’s General Stores, Inc.	5,321	2,204,011
The Chefs’ Warehouse, Inc. (a)	12,134	759,346
		4,696,625
Energy — 5.2%
Antero Resources Corp. (a)	69,980	2,568,266
Cactus, Inc., Cl. A	39,131	2,055,943
Centrus Energy Corp., Cl. A (a),(b)	10,833	982,878
CNX Resources Corp. (a)	24,065	695,478
21

Statements of Investments (Unaudited) (continued)

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.5% (continued)
Energy — 5.2% (continued)
Crescent Energy Co., Cl. A	165,308	2,086,187
Liberty Energy, Inc. (b)	26,633	459,952
Oceaneering International, Inc. (a)	25,778	569,436
PBF Energy, Inc., Cl. A	77,082	1,651,867
Transocean Ltd. (a),(b)	112,249	331,135
Viper Energy, Inc.	39,751	1,851,204
		13,252,346
Equity Real Estate Investment Trusts — 3.6%
Agree Realty Corp. (b),(c)	12,213	901,319
CareTrust REIT, Inc. (c)	15,074	389,964
Douglas Emmett, Inc. (c)	46,735	808,516
EPR Properties (c)	17,998	955,154
Healthpeak Properties, Inc. (c)	49,080	1,004,177
Highwoods Properties, Inc. (c)	24,202	705,004
PotlatchDeltic Corp. (c)	20,569	955,019
Ryman Hospitality Properties, Inc. (c)	12,582	1,244,234
STAG Industrial, Inc. (c)	20,903	752,090
Terreno Realty Corp. (b),(c)	10,855	736,186
Urban Edge Properties (c)	30,138	620,843
		9,072,506
Financial Services — 3.6%
AvidXchange Holdings, Inc. (a)	96,971	736,980
Cohen & Steers, Inc. (b)	4,844	423,366
Essent Group Ltd.	30,321	1,747,096
Federated Hermes, Inc.	20,696	801,970
HA Sustainable Infrastructure Capital, Inc. (b)	63,949	1,837,255
PJT Partners, Inc., Cl. A	8,115	1,292,395
PRA Group, Inc. (a)	17,811	372,784
StepStone Group, Inc., Cl. A	22,838	1,373,934
WisdomTree, Inc. (b)	64,163	585,166
		9,170,946
Food, Beverage & Tobacco — 1.8%
Freshpet, Inc. (a)	23,456	2,510,496
Nomad Foods Ltd.	71,158	1,344,886
The Boston Beer Company, Inc., Cl. A (a)	3,181	775,432
		4,630,814
Health Care Equipment & Services — 7.8%
Acadia Healthcare Co., Inc. (a)	36,752	1,101,825
Alphatec Holdings, Inc. (a),(b)	113,533	1,422,569
AtriCure, Inc. (a)	32,949	1,276,444
Certara, Inc. (a)	103,577	1,240,852
Encompass Health Corp.	10,102	1,011,614
Envista Holdings Corp. (a)	51,724	1,033,446
Evolent Health, Inc., Cl. A (a)	140,418	1,262,358
Globus Medical, Inc., Cl. A (a)	16,100	1,293,152
Guardant Health, Inc. (a)	32,724	1,392,406
Inspire Medical Systems, Inc. (a)	4,917	912,546
Integer Holdings Corp. (a),(b)	10,232	1,260,582
iRhythm Technologies, Inc. (a)	17,302	1,905,988
Privia Health Group, Inc. (a)	114,871	2,868,329
22

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.5% (continued)
Health Care Equipment & Services — 7.8% (continued)
PROCEPT BioRobotics Corp. (a),(b)	5,081	326,912
The Ensign Group, Inc.	6,216	802,796
TransMedics Group, Inc. (a),(b)	8,356	637,730
		19,749,549
Household & Personal Products — 1.5%
e.l.f. Beauty, Inc. (a),(b)	3,381	237,515
Interparfums, Inc.	14,020	1,947,658
Oddity Tech Ltd., Cl. A (a),(b)	5,754	274,006
Spectrum Brands Holdings, Inc.	12,685	982,326
The Honest Company, Inc. (a)	71,189	384,421
		3,825,926
Insurance — 2.1%
Oscar Health, Inc., Cl. A (a),(b)	53,643	783,724
Palomar Holdings, Inc. (a)	11,853	1,525,007
The Baldwin Insurance Group, Inc. (a)	71,840	2,955,498
		5,264,229
Materials — 4.0%
Alamos Gold, Inc., Cl. A	170,522	3,898,133
Alcoa Corp.	35,609	1,183,999
Carpenter Technology Corp.	4,343	899,305
Constellium SE (a)	28,931	329,235
Knife River Corp. (a)	17,381	1,663,014
Materion Corp.	7,822	714,618
MP Materials Corp. (a),(b)	42,719	1,025,683
Tronox Holdings PLC	45,173	350,543
		10,064,530
Media & Entertainment — 3.8%
IMAX Corp. (a),(b)	29,019	742,886
John Wiley & Sons, Inc., Cl. A	51,454	2,051,986
Lions Gate Entertainment Corp., Cl. A (a),(b)	57,215	570,434
Lions Gate Entertainment Corp., Cl. B (a)	64,650	569,566
Magnite, Inc. (a),(b)	162,143	2,556,995
Manchester United PLC, Cl. A (a),(b)	64,919	951,713
Reddit, Inc., Cl. A (a)	7,977	1,290,519
Shutterstock, Inc. (b)	36,707	788,833
		9,522,932
Pharmaceuticals, Biotechnology & Life Sciences — 7.7%
Alkermes PLC (a)	69,835	2,397,436
Apogee Therapeutics, Inc. (a),(b)	6,526	205,177
Ascendis Pharma A/S, ADR (a)	3,874	606,591
Autolus Therapeutics PLC, ADR (a)	69,391	120,046
Bio-Techne Corp.	27,271	1,683,984
Crinetics Pharmaceuticals, Inc. (a)	12,035	430,612
Denali Therapeutics, Inc. (a)	66,029	1,093,440
GRAIL, Inc. (a)	13,370	515,547
Insmed, Inc. (a)	52,094	4,248,266
Merus NV (a)	8,701	409,730
Mirum Pharmaceuticals, Inc. (a)	18,789	893,793
Natera, Inc. (a)	10,142	1,577,994
Pacific Biosciences of California, Inc. (a),(b)	176,278	255,603
23

Statements of Investments (Unaudited) (continued)

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 7.7% (continued)
Repligen Corp. (a)	16,676	2,655,820
Soleno Therapeutics, Inc. (a)	9,253	451,731
Twist Bioscience Corp. (a)	20,850	809,397
Ultragenyx Pharmaceutical, Inc. (a)	15,306	656,934
Xenon Pharmaceuticals, Inc. (a)	13,897	514,467
		19,526,568
Real Estate Management & Development — .3%
Newmark Group, Inc., Cl. A	55,655	816,459
Semiconductors & Semiconductor Equipment — 2.3%
Cohu, Inc. (a)	48,984	963,026
FormFactor, Inc. (a)	17,551	584,448
Onto Innovation, Inc. (a)	4,232	616,433
Rambus, Inc. (a)	36,787	2,056,025
Synaptics, Inc. (a)	23,654	1,564,476
		5,784,408
Software & Services — 5.6%
A10 Networks, Inc.	32,210	669,646
Blackbaud, Inc. (a)	16,104	1,064,474
Cellebrite DI Ltd. (a)	19,934	369,975
Confluent, Inc., Cl. A (a)	71,961	2,284,042
CyberArk Software Ltd. (a)	3,016	1,097,372
Dolby Laboratories, Inc., Cl. A	23,957	1,955,131
HubSpot, Inc. (a)	2,534	1,834,591
JFrog Ltd. (a)	34,954	1,284,559
Klaviyo, Inc., Cl. A (a)	58,140	2,286,065
Monday.com Ltd. (a)	4,894	1,452,392
		14,298,247
Technology Hardware & Equipment — 3.8%
Advanced Energy Industries, Inc. (b)	9,726	1,120,143
Belden, Inc.	12,717	1,399,252
Calix, Inc. (a)	52,324	1,937,035
Corsair Gaming, Inc. (a)	95,629	1,122,684
Lumentum Holdings, Inc. (a),(b)	11,851	833,481
nLight, Inc. (a)	136,638	1,252,970
Plexus Corp. (a)	3,334	443,155
Viavi Solutions, Inc. (a)	146,938	1,642,767
		9,751,487
Transportation — 1.6%
Heartland Express, Inc.	51,081	527,156
Lyft, Inc., Cl. A (a)	110,822	1,478,366
SkyWest, Inc. (a)	14,587	1,442,800
Sun Country Airlines Holdings, Inc. (a)	45,474	732,586
		4,180,908
Utilities — 2.7%
Chesapeake Utilities Corp.	7,430	943,090
Clearway Energy, Inc., Cl. C	48,817	1,367,852
ONE Gas, Inc.	23,460	1,763,019
Portland General Electric Co.	5,774	258,849
24

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.5% (continued)
Utilities — 2.7% (continued)
Southwest Gas Holdings, Inc.	12,559	942,553
TXNM Energy, Inc. (b)	32,325	1,688,981
		6,964,344
Total Common Stocks (cost $186,286,350)		247,580,779

	1-Day Yield (%)
Investment Companies — 2.0%
Registered Investment Companies — 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $4,922,028)	4.43	4,922,028	4,922,028
Investment of Cash Collateral for Securities Loaned — 1.5%
Registered Investment Companies — 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $3,849,645)	4.43	3,849,645	3,849,645
Total Investments (cost $195,058,023)		101.0%	256,352,452
Liabilities, Less Cash and Receivables		(1.0%)	(2,448,540)
Net Assets		100.0%	253,903,912

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At February 28, 2025, the value of the fund’s securities on loan was $29,466,069 and the value of the collateral was
$30,118,176, consisting of cash collateral of $3,849,645 and U.S. Government & Agency securities valued at $26,268,531.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Small Cap Multi-Strategy Fund
Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 2/28/2025	Dividends/ Distributions ($)
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.0%	3,221,334	59,359,826	(57,659,132)	4,922,028	140,688
Investment of Cash Collateral for Securities Loaned - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.5%	3,689,462	28,100,343	(27,940,160)	3,849,645	40,804 ††
Total - 3.5%	6,910,796	87,460,169	(85,599,292)	8,771,673	181,492

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
25

Statements of Investments
February 28, 2025 (Unaudited)

BNY Mellon International Fund
Description	Shares	Value ($)
Common Stocks — 95.4%
Australia — 2.9%
ASX Ltd. (a)	119,595	5,004,079
Brambles Ltd.	114,209	1,490,121
		6,494,200
Austria — 1.0%
OMV AG	49,557	2,186,022
Bermuda — 1.0%
Hiscox Ltd. (a)	153,853	2,303,994
France — 19.5%
AXA SA	53,366	2,083,620
BNP Paribas SA	51,055	3,844,527
Cie de Saint-Gobain SA (a)	59,178	6,002,183
Cie Generale des Etablissements Michelin SCA	119,620	4,267,752
Klepierre SA	55,346	1,764,007
LVMH Moet Hennessy Louis Vuitton SE	8,056	5,853,348
Orange SA	404,030	4,837,658
Publicis Groupe SA	49,667	4,957,756
Sanofi SA	61,195	6,663,501
Vinci SA	25,928	3,004,952
		43,279,304
Germany — 7.8%
Allianz SE	9,496	3,262,411
Daimler Truck Holding AG	26,413	1,153,710
DHL Group	62,358	2,437,973
Evonik Industries AG	176,375	3,508,904
Heidelberg Materials AG	31,471	4,758,565
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,765	2,135,535
		17,257,098
Hong Kong — .7%
Sun Hung Kai Properties Ltd.	169,500	1,584,089
Italy — 3.5%
Enel SpA	746,414	5,478,324
Eni SpA	149,839	2,173,142
		7,651,466
Japan — 20.9%
Advantest Corp.	55,400	3,105,966
Casio Computer Co. Ltd.	544,500	4,559,465
FUJIFILM Holdings Corp.	140,000	2,850,322
Fujitsu Ltd.	193,800	3,753,750
ITOCHU Corp.	49,800	2,211,199
Mitsubishi Electric Corp.	249,800	3,870,997
Mizuho Financial Group, Inc.	310,500	8,683,052
Nippon Telegraph & Telephone Corp.	2,253,200	2,176,881
Renesas Electronics Corp.	310,500	5,165,883
Shionogi & Co. Ltd.	190,200	2,845,542
26

BNY Mellon International Fund (continued)
Description	Shares	Value ($)
Common Stocks — 95.4% (continued)
Japan — 20.9% (continued)
Sumitomo Mitsui Financial Group, Inc.	189,000	4,791,943
Trend Micro, Inc.	30,800	2,264,556
		46,279,556
Netherlands — 6.8%
ASML Holding NV	5,161	3,663,999
ING Groep NV	339,286	6,076,634
Koninklijke Ahold Delhaize NV	75,244	2,654,933
Stellantis NV	214,835	2,753,103
		15,148,669
Norway — .4%
Yara International ASA (a)	28,188	803,016
Singapore — 2.3%
Singapore Exchange Ltd.	506,900	5,045,044
Spain — 1.0%
ACS Actividades de Construccion y Servicios SA	39,262	2,118,619
Switzerland — 3.9%
Novartis AG	26,903	2,931,365
Roche Holding AG	10,532	3,507,877
Sonova Holding AG	6,695	2,150,802
		8,590,044
United Kingdom — 19.4%
BAE Systems PLC	127,834	2,304,076
BP PLC	777,284	4,292,894
Diageo PLC	189,386	5,146,409
GSK PLC	424,992	7,885,876
Rio Tinto PLC	44,456	2,687,409
Shell PLC	243,611	8,152,011
SSE PLC	119,019	2,294,340
Tate & Lyle PLC	416,077	2,858,746
Tesco PLC	956,930	4,587,627
Unilever PLC	49,766	2,815,835
		43,025,223
United States — 4.3%
CRH PLC	36,272	3,722,204
Ferguson Enterprises, Inc.	33,025	5,870,207
		9,592,411
Total Common Stocks (cost $182,930,142)		211,358,755

Preferred Dividend Rate (%)
Preferred Stocks — 1.4%
Germany — 1.4%
Volkswagen AG (cost $6,398,512)	8.37	27,461	2,960,869

Exchange-Traded Funds — 1.3%
United States — 1.3%
iShares MSCI EAFE ETF (cost $2,951,947)	35,996	2,936,553

27

Statements of Investments (Unaudited) (continued)

BNY Mellon International Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $123,860)	4.43	123,860	123,860
Investment of Cash Collateral for Securities Loaned — 1.4%
Registered Investment Companies — 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $3,045,179)	4.43	3,045,179	3,045,179
Total Investments (cost $195,449,640)		99.5%	220,425,216
Cash and Receivables (Net)		.5%	1,077,711
Net Assets		100.0%	221,502,927

ETF—Exchange-Traded Fund

(a)
Security, or portion thereof, on loan. At February 28, 2025, the value of the fund’s securities on loan was $2,802,057 and the value of the collateral was
$3,045,179, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon International Fund
Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 2/28/2025	Dividends/ Distributions ($)
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	1,344,774	20,308,524	(21,529,438)	123,860	16,175
Investment of Cash Collateral for Securities Loaned - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.4%	4,217,713	26,541,315	(27,713,849)	3,045,179	2,703 ††
Total - 1.4%	5,562,487	46,849,839	(49,243,287)	3,169,039	18,878

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
28

Statements of Investments
February 28, 2025 (Unaudited)

BNY Mellon Emerging Markets Fund
Description	Shares	Value ($)
Common Stocks — 98.4%
Australia — .5%
BHP Group Ltd.	38,449	945,031
Brazil — 4.7%
Banco Bradesco SA, ADR	1,085,261	2,116,259
Raia Drogasil SA	814,485	2,400,162
TOTVS SA	461,605	2,707,230
WEG SA	186,498	1,537,243
		8,760,894
Chile — 1.1%
Antofagasta PLC	93,551	2,065,664
China — 21.6%
Alibaba Group Holding Ltd.	101,200	1,675,969
ANTA Sports Products Ltd.	334,800	3,759,641
China Merchants Bank Co. Ltd., Cl. H	272,500	1,597,380
Contemporary Amperex Technology Co. Ltd., Cl. A	72,100	2,626,311
JD.com, Inc., Cl. A	158,900	3,323,931
Kanzhun Ltd., ADR (a)	62,587	1,001,392
Midea Group Co. Ltd., Cl. A	406,900	4,088,889
NARI Technology Co. Ltd., Cl. A	604,637	1,950,815
NetEase, Inc.	177,300	3,546,946
Proya Cosmetics Co. Ltd., Cl. A	92,100	1,070,229
Silergy Corp.	77,000	1,049,976
Sungrow Power Supply Co. Ltd., Cl. A	150,608	1,470,487
Tencent Holdings Ltd.	207,500	12,788,509
		39,950,475
France — 2.0%
TotalEnergies SE	60,718	3,658,878
Hong Kong — 2.6%
AIA Group Ltd.	320,000	2,450,985
Hong Kong Exchanges & Clearing Ltd.	33,900	1,529,214
Pacific Basin Shipping Ltd.	4,445,000	897,895
		4,878,094
India — 19.5%
Dr. Lal PathLabs Ltd. (b)	44,194	1,166,633
HDFC Bank Ltd.	164,129	3,262,302
ICICI Bank Ltd.	209,096	2,888,872
Info Edge India Ltd.	19,840	1,586,704
Infosys Ltd.	90,842	1,770,761
KEI Industries Ltd.	52,789	1,867,840
Mahindra & Mahindra Ltd.	76,614	2,263,935
MakeMyTrip Ltd. (a)	45,248	4,355,572
Marico Ltd.	285,760	1,968,602
Reliance Industries Ltd.	220,727	3,036,871
Sona Blw Precision Forgings Ltd. (b)	329,857	1,864,705
Supreme Industries Ltd.	36,142	1,379,103
Tata Consultancy Services Ltd.	59,604	2,379,660
Titan Co. Ltd.	81,215	2,864,833
29

Statements of Investments (Unaudited) (continued)

BNY Mellon Emerging Markets Fund (continued)
Description	Shares	Value ($)
Common Stocks — 98.4% (continued)
India — 19.5% (continued)
Tube Investments of India Ltd.	60,869	1,722,848
Zomato Ltd. (a)	637,274	1,616,717
		35,995,958
Indonesia — .7%
Bank Rakyat Indonesia Persero Tbk PT	6,470,800	1,318,892
Japan — 1.1%
Unicharm Corp.	271,300	2,046,259
Luxembourg — 1.9%
Globant SA (a),(c)	23,585	3,550,250
Mexico — 5.1%
Banco del Bajio SA (b)	665,245	1,506,624
Fomento Economico Mexicano SAB de CV	333,985	3,138,523
Grupo Financiero Banorte SAB de CV, Cl. O	345,373	2,441,841
Qualitas Controladora SAB de CV	162,829	1,563,805
Wal-Mart de Mexico SAB de CV	328,520	874,125
		9,524,918
Peru — 2.2%
Credicorp Ltd.	22,318	4,084,640
Philippines — .5%
Ayala Corp.	99,170	943,417
Russia — .0%
LUKOIL PJSC, ADR (a),(d)	85,809	0
Sberbank of Russia PJSC, ADR (a),(d)	884,047	0
X5 Retail Group NV, GDR (a),(d)	198,889	0
		0
Singapore — 1.9%
Trip.com Group Ltd. (a)	61,100	3,456,209
South Africa — 1.6%
Clicks Group Ltd.	155,675	2,875,008
South Korea — 4.5%
KT Corp.	63,813	2,050,399
LG Energy Solution Ltd. (a)	3,204	778,834
Samsung Electronics Co. Ltd.	42,141	1,574,396
SK Hynix, Inc.	28,852	3,898,145
		8,301,774
Sweden — .8%
Epiroc AB, Cl. A	75,943	1,493,691
Taiwan — 21.5%
Advantech Co. Ltd.	246,000	3,036,827
Airtac International Group	39,527	1,157,318
ASE Technology Holding Co. Ltd.	296,000	1,490,590
Chroma ATE, Inc.	220,000	2,193,875
Delta Electronics, Inc.	271,000	3,220,008
MediaTek, Inc.	119,000	5,431,088
Sinbon Electronics Co. Ltd.	213,000	1,939,782
Taiwan Semiconductor Manufacturing Co. Ltd.	559,000	17,168,320
Uni-President Enterprises Corp.	1,640,000	4,038,726
		39,676,534
United States — .9%
Schlumberger NV	39,412	1,641,904
30

BNY Mellon Emerging Markets Fund (continued)
Description	Shares	Value ($)
Common Stocks — 98.4% (continued)
Uruguay — 3.7%
MercadoLibre, Inc. (a)	3,183	6,753,912
Total Common Stocks (cost $162,725,928)		181,922,402

	1-Day Yield (%)
Investment Companies — 1.3%
Registered Investment Companies — 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $2,426,573)	4.43	2,426,573	2,426,573
Total Investments (cost $165,152,501)		99.7%	184,348,975
Cash and Receivables (Net)		.3%	465,462
Net Assets		100.0%	184,814,437

ADR—American Depositary Receipt
GDR—Global Depositary Receipt

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to $4,537,962 or 2.5% of net assets.

(c)
Security, or portion thereof, on loan. At February 28, 2025, the value of the fund’s securities on loan was $3,514,574 and the value of the collateral was
$3,534,463, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(d)	The fund held Level 3 securities at February 28, 2025. These securities were valued at $0 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Emerging Markets Fund
Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 2/28/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.3%	2,501,925	30,532,967	(30,608,319)	2,426,573	67,222
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	7,927,989	(7,927,989)	-	2,543 ††
Total - 1.3%	2,501,925	38,460,956	(38,536,308)	2,426,573	69,765

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
31

Statements of Investments
February 28, 2025 (Unaudited)

BNY Mellon Asset Allocation Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 10.4%
Aerospace & Defense — .1%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	250,000	231,115
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	175,000	187,540
				418,655
Airlines — .0%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	202,005	196,501
Automobiles & Components — .0%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	150,000	129,572
Banks — .9%
Banco Bilbao Vizcaya Argentaria SA, Sr. Notes	5.38	3/13/2029	150,000	153,533
Bank of America Corp., Jr. Sub. Notes, Ser. TT(a),(b)	6.13	4/27/2027	295,000	299,364
Barclays PLC, Sr. Unscd. Notes	7.44	11/2/2033	250,000	280,773
Citigroup, Inc., Sub. Notes(b)	6.17	5/25/2034	330,000	340,421
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	250,000	255,674
Comerica, Inc., Sr. Unscd. Notes(b)	5.98	1/30/2030	175,000	178,337
Credit Agricole SA, Sr. Notes(c)	6.32	10/3/2029	175,000	183,381
Deutsche Bank AG, Sr. Notes	6.72	1/18/2029	290,000	303,651
HSBC Holdings PLC, Sr. Unscd. Notes	6.25	3/9/2034	215,000	228,445
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. OO(a)	6.50	4/1/2030	190,000	194,869
Morgan Stanley, Sr. Unscd. Notes	5.59	1/18/2036	260,000	266,578
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	185,000	186,352
Nordea Bank Abp, Jr. Sub. Notes(a),(b),(c)	6.63	3/26/2026	255,000	257,562
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	200,000	222,991
Societe Generale SA, Sr. Notes(c)	6.69	1/10/2034	270,000	286,823
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	270,000	295,809
Wells Fargo & Co., Sr. Unscd. Notes	5.24	1/24/2031	90,000	91,494
				4,026,057
Beverage Products — .1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	240,000	224,560
Consumer Discretionary — .1%
Warnermedia Holdings, Inc., Gtd. Notes	4.05	3/15/2029	145,000	137,790
Warnermedia Holdings, Inc., Gtd. Notes(b)	4.28	3/15/2032	150,000	134,798
				272,588
Diversified Financials — .4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	220,000	226,830
Aircastle Ltd., Sr. Unscd. Notes(c)	2.85	1/26/2028	325,000	307,260
Apollo Debt Solutions BDC, Sr. Unscd. Notes(c)	6.70	7/29/2031	200,000	209,517
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	205,000	191,582
BlackRock TCP Capital Corp., Sr. Unscd. Notes(b)	2.85	2/9/2026	200,000	195,995
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	235,000	216,221
Blue Owl Finance LLC, Gtd. Notes(b)	4.13	10/7/2051	260,000	194,844
				1,542,249
Electronic Components — .0%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	205,000	192,684
Energy — .2%
Boardwalk Pipelines LP, Gtd. Notes	3.60	9/1/2032	175,000	156,999
Diamondback Energy, Inc., Gtd. Notes(b)	3.13	3/24/2031	200,000	181,282
32

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 10.4% (continued)
Energy — .2% (continued)
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	135,000	136,299
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	125,000	128,325
Kinder Morgan, Inc., Gtd. Notes	5.20	6/1/2033	170,000	169,005
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	185,000	185,196
				957,106
Food Products — .0%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	220,000	185,588
Foreign Governmental — .2%
CDP Financial, Inc., Gtd. Notes(c)	4.88	6/5/2029	150,000	153,413
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(c)	1.38	2/10/2031	200,000	166,864
Ontario Teachers’ Finance Trust, Gtd. Notes(c)	2.00	4/16/2031	200,000	173,649
Ontario Teachers’ Finance Trust, Gtd. Notes(c)	4.63	4/10/2029	150,000	151,798
Province of British Columbia, Sr. Unscd. Notes	4.20	7/6/2033	100,000	97,672
Province of Manitoba, Sr. Unscd. Notes	4.30	7/27/2033	160,000	156,939
				900,335
Health Care — .3%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	205,000	193,120
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	175,000	176,381
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	80,000	81,117
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	270,000	245,116
HCA, Inc., Gtd. Notes	5.45	9/15/2034	150,000	149,547
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	245,000	246,052
				1,091,333
Information Technology — .0%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	220,000	196,808
Insurance — .1%
MetLife, Inc., Jr. Sub. Bonds, Ser. G(a)	3.85	9/15/2025	100,000	99,294
Prudential Financial, Inc., Sr. Unscd. Notes(b)	4.35	2/25/2050	275,000	233,967
				333,261
Internet Software & Services — .1%
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	260,000	240,357
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	285,000	247,018
				487,375
Media — .0%
Comcast Corp., Gtd. Notes	5.35	11/15/2027	125,000	128,031
Metals & Mining — .1%
Glencore Funding LLC, Gtd. Notes(b),(c)	2.63	9/23/2031	160,000	138,146
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	150,000	134,827
				272,973
Real Estate — .0%
Alexandria Real Estate Equities, Inc., Gtd. Notes(b)	2.95	3/15/2034	160,000	134,829
Retailing — .0%
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	210,000	174,372
Semiconductors & Semiconductor Equipment — .2%
Broadcom, Inc., Gtd. Notes(c)	2.45	2/15/2031	175,000	153,790
Broadcom, Inc., Sr. Unscd. Notes(c)	3.19	11/15/2036	225,000	185,360
Foundry JV Holdco LLC, Sr. Scd. Notes(c)	5.88	1/25/2034	225,000	230,513
Intel Corp., Sr. Unscd. Notes	5.60	2/21/2054	200,000	185,868
				755,531
33

Statements of Investments (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 10.4% (continued)
Technology Hardware & Equipment — .0%
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	200,000	151,116
Telecommunication Services — .2%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	350,000	300,915
Motorola Solutions, Inc., Sr. Unscd. Notes	5.40	4/15/2034	165,000	167,667
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	320,000	235,883
				704,465
Transportation — .0%
J.B. Hunt Transport Services, Inc., Gtd. Notes	3.88	3/1/2026	185,000	183,751
U.S. Government Agencies Collateralized Municipal-Backed Securities — .1%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	238,609	197,649
U.S. Government Agencies Mortgage-Backed — 3.2%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2050(d)			187,532	140,557
2.00%, 8/1/2041-2/1/2052(d)			1,376,467	1,107,734
2.50%, 3/1/2042-12/1/2051(d)			589,654	506,593
3.00%, 5/1/2052-6/1/2052(d)			806,510	703,831
3.50%, 7/1/2047-11/1/2047(d)			676,176	621,251
4.00%, 1/1/2052(d)			279,838	263,038
5.00%, 11/1/2052-12/1/2054(d)			1,108,283	1,098,279
5.50%, 4/1/2054-1/1/2055(d)			1,372,286	1,380,483
6.00%, 9/1/2054(d)			321,697	327,950
Federal National Mortgage Association:
1.50%, 1/1/2042(d)			184,549	152,421
2.00%, 10/1/2050-4/1/2052(d)			1,606,496	1,297,969
2.50%, 6/1/2051-3/1/2052(d)			1,651,273	1,384,511
3.50%, 3/1/2048(d)			354,789	326,050
4.00%, 4/1/2052-9/1/2052(d)			428,432	402,657
4.50%, 10/1/2052(d)			226,836	219,891
5.00%, 1/1/2055(d)			234,523	231,770
5.50%, 5/1/2054-10/1/2054(d)			401,174	403,299
6.00%, 9/1/2054-11/1/2054(d)			540,950	552,149
Government National Mortgage Association II:
2.00%, 10/20/2050-9/20/2051			746,818	607,826
2.50%, 5/20/2051			377,808	316,889
3.00%, 6/20/2050			84,385	73,743
3.50%, 1/20/2052-9/20/2053			447,026	411,068
4.00%, 2/20/2051-5/20/2051			224,276	208,950
4.50%, 7/20/2052			280,883	272,003
6.50%, 8/20/2054-3/20/2055			272,690	280,152
7.00%, 1/20/2055			294,617	304,225
7.50%, 7/20/2054			233,103	241,211
				13,836,500
U.S. Treasury Securities — 4.1%
U.S. Treasury Bonds	3.00	8/15/2052	365,000	276,766
U.S. Treasury Bonds	3.63	2/15/2053	425,000	364,338
U.S. Treasury Bonds	3.63	5/15/2053	735,000	630,449
U.S. Treasury Bonds	3.88	2/15/2043	690,000	636,956
U.S. Treasury Bonds	4.00	11/15/2052	605,000	554,686
U.S. Treasury Bonds	4.13	8/15/2053	415,000	389,281
U.S. Treasury Bonds	4.75	11/15/2053	310,000	322,315
34

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 10.4% (continued)
U.S. Treasury Securities — 4.1% (continued)
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.38	1/15/2027	222,110	219,222
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.50	1/15/2028	345,460	337,865
U.S. Treasury Notes	2.38	5/15/2027	855,000	826,144
U.S. Treasury Notes	2.88	4/30/2029	465,000	445,074
U.S. Treasury Notes	3.25	6/30/2029	900,000	872,982
U.S. Treasury Notes	3.25	6/30/2027	100,000	98,439
U.S. Treasury Notes(b)	3.38	9/15/2027	225,000	221,814
U.S. Treasury Notes	3.50	1/31/2028	345,000	340,546
U.S. Treasury Notes	3.63	3/31/2030	690,000	677,265
U.S. Treasury Notes	3.88	12/31/2027	555,000	553,688
U.S. Treasury Notes(b)	3.88	8/15/2034	930,000	907,259
U.S. Treasury Notes(b)	4.00	2/28/2030	15,000	14,998
U.S. Treasury Notes	4.00	7/31/2030	515,000	514,054
U.S. Treasury Notes(b)	4.13	8/31/2030	975,000	978,466
U.S. Treasury Notes	4.13	7/31/2031	140,000	140,309
U.S. Treasury Notes	4.13	10/31/2031	595,000	596,034
U.S. Treasury Notes	4.13	11/30/2029	630,000	633,359
U.S. Treasury Notes	4.13	1/31/2027	435,000	435,986
U.S. Treasury Notes	4.13	2/28/2027	250,000	250,669
U.S. Treasury Notes	4.13	2/29/2032	155,000	155,206
U.S. Treasury Notes	4.25	2/28/2029	445,000	449,059
U.S. Treasury Notes(b)	4.25	11/15/2034	320,000	321,300
U.S. Treasury Notes(b)	4.25	12/31/2026	305,000	306,299
U.S. Treasury Notes(b)	4.25	1/15/2028	45,000	45,339
U.S. Treasury Notes(b)	4.25	1/31/2030	140,000	141,487
U.S. Treasury Notes	4.38	8/31/2028	310,000	313,881
U.S. Treasury Notes	4.38	11/30/2028	455,000	460,954
U.S. Treasury Notes	4.38	5/15/2034	985,000	999,159
U.S. Treasury Notes(b)	4.38	12/31/2029	125,000	126,973
U.S. Treasury Notes	4.50	11/15/2033	585,000	599,077
U.S. Treasury Notes(b)	4.50	5/31/2029	30,000	30,578
U.S. Treasury Notes	4.50	4/15/2027	525,000	530,435
U.S. Treasury Notes	4.63	4/30/2031	90,000	92,679
U.S. Treasury Notes	4.63	5/31/2031	860,000	885,632
U.S. Treasury Notes	4.88	10/31/2028	135,000	139,010
				17,836,032
Utilities — .0%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	150,000	152,636
Total Bonds and Notes (cost $47,032,233)				45,682,557

	Shares
Common Stocks — 42.9%
Advertising — .0%
Omnicom Group, Inc.	1,615	133,657
Aerospace & Defense — .8%
General Electric Co.	3,979	823,573
Howmet Aerospace, Inc.	2,940	401,604
35

Statements of Investments (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Common Stocks — 42.9% (continued)
Aerospace & Defense — .8% (continued)
L3Harris Technologies, Inc.	334	68,841
Lockheed Martin Corp.	1,035	466,133
Northrop Grumman Corp.	562	259,498
RTX Corp.	5,027	668,541
The Boeing Company (f)	2,672	466,611
TransDigm Group, Inc.	275	375,980
		3,530,781
Agriculture — .3%
Altria Group, Inc.	4,051	226,249
Archer-Daniels-Midland Co.	1,235	58,292
Philip Morris International, Inc.	6,633	1,029,972
		1,314,513
Automobiles & Components — .9%
BorgWarner, Inc.	2,830	84,249
Fastenal Co.	3,065	232,113
Ford Motor Co.	21,775	207,951
General Motors Co.	4,435	217,892
PACCAR, Inc.	3,442	369,120
Tesla, Inc. (f)	10,236	2,998,943
		4,110,268
Banks — 2.0%
Bank of America Corp.	33,858	1,560,854
Citigroup, Inc.	5,706	456,195
Citizens Financial Group, Inc.	3,815	174,612
Fifth Third Bancorp	3,530	153,449
Huntington Bancshares, Inc.	9,280	152,842
JPMorgan Chase & Co.	10,408	2,754,477
KeyCorp	8,355	144,709
M&T Bank Corp.	821	157,402
Morgan Stanley	5,530	736,098
Northern Trust Corp.	286	31,523
Regions Financial Corp.	10,080	238,997
State Street Corp.	2,035	201,933
The Goldman Sachs Group, Inc.	1,398	869,961
The PNC Financial Services Group, Inc.	1,567	300,739
Truist Financial Corp.	2,398	111,147
Wells Fargo & Co.	11,599	908,434
		8,953,372
Beverage Products — .5%
Keurig Dr. Pepper, Inc.	3,575	119,834
Molson Coors Beverage Co., Cl. B	1,840	112,774
Monster Beverage Corp. (f)	6,048	330,523
PepsiCo, Inc.	5,011	769,038
The Coca-Cola Company	13,263	944,458
		2,276,627
Building Materials — .3%
Carrier Global Corp.	4,240	274,752
Johnson Controls International PLC	3,182	272,570
Trane Technologies PLC	1,257	444,601
Vulcan Materials Co.	548	135,526
		1,127,449
36

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Common Stocks — 42.9% (continued)
Chemicals — .5%
Air Products and Chemicals, Inc.	670	211,820
CF Industries Holdings, Inc.	995	80,615
Dow, Inc.	1,505	57,356
DuPont de Nemours, Inc.	1,830	149,639
Eastman Chemical Co.	1,785	174,662
Ecolab, Inc.	820	220,588
FMC Corp.	1,715	63,284
Linde PLC	1,835	857,037
LyondellBasell Industries NV, Cl. A	1,445	111,019
PPG Industries, Inc.	721	81,632
The Mosaic Company	2,685	64,225
The Sherwin-Williams Company	814	294,888
		2,366,765
Commercial & Professional Services — .8%
Automatic Data Processing, Inc.	1,844	581,192
Cintas Corp.	1,912	396,740
Corpay, Inc. (f)	117	42,945
Equifax, Inc.	775	190,030
Moody’s Corp.	732	368,884
PayPal Holdings, Inc. (f)	2,975	211,374
Quanta Services, Inc.	1,592	413,331
S&P Global, Inc.	1,736	926,573
United Rentals, Inc.	542	348,137
		3,479,206
Consumer Discretionary — .5%
Caesars Entertainment, Inc. (f)	895	29,732
Carnival Corp. (f)	7,455	178,398
Copart, Inc. (f)	4,406	241,449
D.R. Horton, Inc.	1,885	239,037
Hasbro, Inc.	1,985	129,243
Hilton Worldwide Holdings, Inc.	1,179	312,388
Lennar Corp., Cl. A	1,555	186,025
Live Nation Entertainment, Inc. (f)	1,059	151,818
Marriott International, Inc., Cl. A	1,160	325,322
MGM Resorts International (f)	2,730	94,895
Millrose Properties, Inc., Cl. A (f),(g)	777	17,762
Royal Caribbean Cruises Ltd.	934	229,857
		2,135,926
Consumer Durables & Apparel — .2%
NIKE, Inc., Cl. B	4,841	384,521
Tapestry, Inc.	3,720	317,762
		702,283
Consumer Staples — .6%
Church & Dwight Co., Inc.	1,145	127,324
Colgate-Palmolive Co.	2,817	256,826
Kenvue, Inc.	14,150	333,940
Kimberly-Clark Corp.	1,157	164,306
The Clorox Company	390	60,992
37

Statements of Investments (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Common Stocks — 42.9% (continued)
Consumer Staples — .6% (continued)
The Estee Lauder Companies, Inc., Cl. A	1,350	97,078
The Procter & Gamble Company	8,699	1,512,234
		2,552,700
Diversified Financials — 1.6%
American Express Co.	3,584	1,078,641
Apollo Global Management, Inc.	413	61,649
Blackrock, Inc.	559	546,579
Capital One Financial Corp.	1,485	297,817
Cboe Global Markets, Inc.	451	95,071
CME Group, Inc.	1,199	304,270
Discover Financial Services	1,739	339,435
Invesco Ltd.	7,860	136,685
Mastercard, Inc., Cl. A	2,975	1,714,522
The Charles Schwab Corp.	4,360	346,751
Visa, Inc., Cl. A	6,316	2,290,876
		7,212,296
Electronic Components — .5%
AMETEK, Inc.	1,235	233,785
Amphenol Corp., Cl. A	5,902	393,073
Eaton Corp. PLC	1,626	476,938
Emerson Electric Co.	2,685	326,523
Generac Holdings, Inc. (f)	357	48,606
Honeywell International, Inc.	1,664	354,249
Keysight Technologies, Inc. (f)	945	150,756
		1,983,930
Energy — 1.4%
Baker Hughes Co.	3,435	153,167
Chevron Corp.	4,622	733,142
ConocoPhillips	8,204	813,426
Coterra Energy, Inc.	3,370	90,956
Devon Energy Corp.	1,420	51,432
Diamondback Energy, Inc.	1,550	246,388
Enphase Energy, Inc. (f)	697	39,959
EOG Resources, Inc.	3,688	468,155
EQT Corp.	1,395	67,197
Exxon Mobil Corp.	13,960	1,554,167
First Solar, Inc. (f)	238	32,411
Halliburton Co.	4,010	105,744
Hess Corp.	1,685	250,964
Kinder Morgan, Inc.	5,142	139,348
Marathon Petroleum Corp.	1,585	238,035
Occidental Petroleum Corp.	2,750	134,310
ONEOK, Inc.	1,930	193,753
Phillips 66	1,441	186,883
Schlumberger NV	6,165	256,834
The Williams Companies, Inc.	3,810	221,666
Valero Energy Corp.	1,283	167,726
		6,145,663
38

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Common Stocks — 42.9% (continued)
Environmental Control — .1%
Veralto Corp.	1,090	108,738
Waste Management, Inc.	1,407	327,522
		436,260
Financials — .2%
Blackstone, Inc.	1,847	297,662
Intercontinental Exchange, Inc.	2,094	362,744
KKR & Co., Inc.	1,215	164,742
		825,148
Food Products — .2%
Conagra Brands, Inc.	3,030	77,386
General Mills, Inc.	3,390	205,502
Mondelez International, Inc., Cl. A	5,070	325,646
Sysco Corp.	990	74,785
The Hershey Company	673	116,234
The J.M. Smucker Company	679	75,050
The Kroger Company	3,210	208,072
		1,082,675
Forest Products & Paper — .0%
International Paper Co.	2,990	168,486
Health Care — 4.7%
Abbott Laboratories	6,337	874,569
AbbVie, Inc.	6,503	1,359,322
Agilent Technologies, Inc.	2,609	333,743
Amgen, Inc.	2,342	721,476
Becton, Dickinson and Co.	554	124,944
Boston Scientific Corp. (f)	6,480	672,559
Bristol-Myers Squibb Co.	5,725	341,324
Cardinal Health, Inc.	2,520	326,290
Centene Corp. (f)	550	31,988
Corteva, Inc.	2,548	160,473
CVS Health Corp.	3,820	251,050
Danaher Corp.	3,264	678,129
Dexcom, Inc. (f)	985	87,044
Edwards Lifesciences Corp. (f)	1,406	100,698
Elevance Health, Inc.	836	331,792
Eli Lilly & Co.	3,020	2,780,303
GE HealthCare Technologies, Inc.	1,615	141,070
Gilead Sciences, Inc.	3,635	415,517
HCA Healthcare, Inc.	1,032	316,102
Hologic, Inc. (f)	775	49,127
Humana, Inc.	301	81,396
IDEXX Laboratories, Inc. (f)	587	256,584
Insulet Corp. (f)	910	247,766
Intuitive Surgical, Inc. (f)	1,376	788,654
Johnson & Johnson	10,970	1,810,269
Labcorp Holdings, Inc.	573	143,846
McKesson Corp.	552	353,424
Medtronic PLC	3,363	309,463
Merck & Co., Inc.	8,791	810,970
Moderna, Inc. (f)	825	25,542
39

Statements of Investments (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Common Stocks — 42.9% (continued)
Health Care — 4.7% (continued)
Pfizer, Inc.	24,686	652,451
Quest Diagnostics, Inc.	711	122,932
Regeneron Pharmaceuticals, Inc.	408	285,086
ResMed, Inc.	559	130,538
STERIS PLC	559	122,566
Stryker Corp.	1,486	573,878
The Cigna Group	1,074	331,705
The Cooper Companies, Inc. (f)	784	70,858
Thermo Fisher Scientific, Inc.	1,811	957,947
UnitedHealth Group, Inc.	3,554	1,688,008
Vertex Pharmaceuticals, Inc. (f)	1,048	502,820
Waters Corp. (f)	302	113,957
Zoetis, Inc.	2,188	365,921
		20,844,101
Industrial — .9%
3M Co.	594	92,141
Caterpillar, Inc.	1,778	611,543
Deere & Co.	1,198	575,986
Delta Air Lines, Inc.	4,300	258,516
Dover Corp.	998	198,373
GE Vernova, Inc.	1,269	425,343
Huntington Ingalls Industries, Inc.	298	52,323
Illinois Tool Works, Inc.	249	65,731
Ingersoll Rand, Inc.	2,380	201,776
Otis Worldwide Corp.	1,179	117,641
Parker-Hannifin Corp.	660	441,217
Rockwell Automation, Inc.	696	199,856
Snap-on, Inc.	691	235,749
Teledyne Technologies, Inc. (f)	201	103,519
Textron, Inc.	1,495	111,721
Westinghouse Air Brake Technologies Corp.	855	158,483
		3,849,918
Information Technology — 5.2%
Adobe, Inc. (f)	1,718	753,446
Autodesk, Inc. (f)	800	219,368
Broadcom, Inc.	16,627	3,315,923
Cadence Design Systems, Inc. (f)	1,956	489,978
Electronic Arts, Inc.	414	53,456
Fair Isaac Corp. (f)	44	82,999
Fidelity National Information Services, Inc.	2,830	201,270
Fiserv, Inc. (f)	2,427	572,020
Intuit, Inc.	1,192	731,697
Microsoft Corp.	29,104	11,553,997
MSCI, Inc.	452	266,911
Oracle Corp.	5,928	984,404
Palantir Technologies, Inc., Cl. A (f)	6,720	570,662
Paychex, Inc.	1,685	255,564
Paycom Software, Inc.	1,271	278,946
Roper Technologies, Inc.	283	165,413
Salesforce, Inc.	3,320	988,862
40

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Common Stocks — 42.9% (continued)
Information Technology — 5.2% (continued)
ServiceNow, Inc. (f)	697	648,043
Synopsys, Inc. (f)	564	257,906
TE Connectivity PLC	1,378	212,253
Workday, Inc., Cl. A (f)	524	137,990
		22,741,108
Insurance — 1.7%
Aflac, Inc.	3,275	358,514
American International Group, Inc.	4,315	357,886
Aon PLC, Cl. A	551	225,425
Berkshire Hathaway, Inc., Cl. B (f)	6,394	3,285,429
Chubb Ltd.	1,244	355,137
Cincinnati Financial Corp.	1,075	158,896
Globe Life, Inc.	516	65,754
Marsh & McLennan Cos., Inc.	1,500	356,760
MetLife, Inc.	2,120	182,702
Prudential Financial, Inc.	2,335	268,758
The Allstate Corp.	1,605	319,636
The Progressive Corp.	4,035	1,137,870
The Travelers Companies, Inc.	1,277	330,092
Willis Towers Watson PLC	631	214,319
		7,617,178
Internet Software & Services — 5.1%
Airbnb, Inc., Cl. A (f)	786	109,152
Alphabet, Inc., Cl. A	21,275	3,622,707
Alphabet, Inc., Cl. C	20,814	3,584,587
Amazon.com, Inc. (f)	34,504	7,324,509
Booking Holdings, Inc.	139	697,225
eBay, Inc.	2,592	167,806
F5, Inc. (f)	469	137,150
Match Group, Inc.	1,525	48,358
Meta Platforms, Inc., Cl. A	8,355	5,582,811
Palo Alto Networks, Inc. (f)	2,234	425,421
Uber Technologies, Inc. (f)	6,710	510,027
		22,209,753
Materials — .0%
Smurfit WestRock PLC	2,505	130,435
Media — .7%
Charter Communications, Inc., Cl. A (f)	467	169,787
Comcast Corp., Cl. A	5,091	182,665
Fox Corp., Cl. A	1,830	105,408
Netflix, Inc. (f)	1,779	1,744,416
News Corp., Cl. A	6,050	173,151
The Walt Disney Company	5,468	622,259
Warner Bros Discovery, Inc. (f)	18,680	214,073
		3,211,759
Metals & Mining — .1%
Freeport-McMoRan, Inc.	4,970	183,443
Newmont Corp.	3,800	162,792
Nucor Corp.	984	135,270
		481,505
41

Statements of Investments (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Common Stocks — 42.9% (continued)
Real Estate — .9%
American Tower Corp. (g)	827	170,048
AvalonBay Communities, Inc. (g)	585	132,315
CBRE Group, Inc., Cl. A (f)	1,748	248,111
Digital Realty Trust, Inc. (g)	1,366	213,533
Equinix, Inc. (g)	322	291,288
Essex Property Trust, Inc. (g)	460	143,322
Extra Space Storage, Inc. (g)	696	106,182
Federal Realty Investment Trust (g)	1,140	120,179
Healthpeak Properties, Inc. (g)	2,185	44,705
Invitation Homes, Inc. (g)	2,650	90,126
Iron Mountain, Inc. (g)	2,770	258,081
Prologis, Inc. (g)	2,974	368,538
Public Storage (g)	1,155	350,681
Realty Income Corp. (g)	3,905	222,702
Regency Centers Corp. (g)	1,970	151,099
SBA Communications Corp. (g)	515	112,218
Simon Property Group, Inc. (g)	1,964	365,481
UDR, Inc. (g)	3,160	142,769
Welltower, Inc. (g)	2,125	326,209
Weyerhaeuser Co. (g)	1,725	51,923
		3,909,510
Retailing — 2.2%
AutoZone, Inc. (f)	111	387,724
Chipotle Mexican Grill, Inc. (f)	5,800	313,026
Costco Wholesale Corp.	1,689	1,771,102
Darden Restaurants, Inc.	1,035	207,476
Dollar Tree, Inc. (f)	730	53,188
Domino’s Pizza, Inc.	158	77,374
Lowe’s Companies, Inc.	2,480	616,627
Lululemon Athletica, Inc. (f)	353	129,060
McDonald’s Corp.	2,512	774,525
O’Reilly Automotive, Inc. (f)	296	406,598
Starbucks Corp.	3,468	401,629
Target Corp.	1,715	213,072
The Home Depot, Inc.	3,684	1,461,074
The TJX Companies, Inc.	4,182	521,746
Tractor Supply Co.	4,200	232,470
Walmart, Inc.	18,337	1,808,212
Yum! Brands, Inc.	1,012	158,247
		9,533,150
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc. (f)	6,166	615,737
Analog Devices, Inc.	2,120	487,727
Applied Materials, Inc.	3,389	535,699
Intel Corp.	13,758	326,477
KLA Corp.	783	555,022
Lam Research Corp.	4,800	368,352
Microchip Technology, Inc.	1,711	100,709
Micron Technology, Inc.	3,955	370,307
Monolithic Power Systems, Inc.	173	105,705
42

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Common Stocks — 42.9% (continued)
Semiconductors & Semiconductor Equipment — 3.8% (continued)
NVIDIA Corp.	94,002	11,742,730
NXP Semiconductors NV	500	107,795
QUALCOMM, Inc.	4,969	780,978
Skyworks Solutions, Inc.	765	50,995
Teradyne, Inc.	391	42,955
Texas Instruments, Inc.	2,939	576,014
		16,767,202
Technology Hardware & Equipment — 3.9%
Accenture PLC, Cl. A	3,162	1,101,957
Apple, Inc.	56,614	13,691,530
Cognizant Technology Solutions Corp., Cl. A	1,910	159,160
CrowdStrike Holdings, Inc., Cl. A (f)	677	263,800
EPAM Systems, Inc. (f)	241	49,680
Fortinet, Inc. (f)	4,585	495,226
HP, Inc.	3,861	119,189
International Business Machines Corp.	2,563	647,004
Leidos Holdings, Inc.	1,525	198,204
Sandisk Corp. (f)	549	25,690
Seagate Technology Holdings PLC	1,240	126,368
Super Micro Computer, Inc. (f)	1,716	71,145
Western Digital Corp. (f)	1,645	80,490
		17,029,443
Telecommunication Services — .9%
Arista Networks, Inc. (f)	5,484	510,286
AT&T, Inc.	26,100	715,401
Cisco Systems, Inc.	9,580	614,174
Corning, Inc.	3,035	152,205
Juniper Networks, Inc.	4,985	180,457
Motorola Solutions, Inc.	428	188,414
T-Mobile US, Inc.	2,593	699,306
Verizon Communications, Inc.	17,623	759,552
		3,819,795
Transportation — .4%
C.H. Robinson Worldwide, Inc.	920	93,490
CSX Corp.	2,973	95,166
FedEx Corp.	1,009	265,266
Norfolk Southern Corp.	1,441	354,126
Union Pacific Corp.	3,079	759,559
United Parcel Service, Inc., Cl. B	2,610	310,668
		1,878,275
Utilities — 1.0%
American Electric Power Co., Inc.	1,118	118,564
CenterPoint Energy, Inc.	5,400	185,652
Consolidated Edison, Inc.	3,385	343,645
Constellation Energy Corp.	1,723	431,689
Dominion Energy, Inc.	5,420	306,880
DTE Energy Co.	1,047	139,984
Duke Energy Corp.	1,358	159,551
Edison International	3,000	163,320
Entergy Corp.	654	57,101
43

Statements of Investments (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Common Stocks — 42.9% (continued)
Utilities — 1.0% (continued)
Evergy, Inc.	5,005	344,895
Eversource Energy	1,845	116,253
Exelon Corp.	6,870	303,654
FirstEnergy Corp.	4,175	161,865
NextEra Energy, Inc.	7,407	519,749
NiSource, Inc.	3,490	142,427
Pinnacle West Capital Corp.	1,855	171,662
Public Service Enterprise Group, Inc.	2,960	240,204
The Southern Company	1,075	96,524
Vistra Corp.	460	61,484
Xcel Energy, Inc.	2,465	177,726
		4,242,829
Total Common Stocks (cost $69,310,014)		188,803,966

Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
Abiomed, Inc., expiring 12/31/2049(h) (cost $0)	390	452

	1-Day Yield (%)	Shares
Investment Companies — 46.7%
Registered Investment Companies — 46.7%
BNY Mellon Corporate Bond Fund, Cl. M(i)		1,577,813	19,407,102
BNY Mellon Developed Markets Real Estate Securities Fund, Cl. Y(i)		792,332	6,615,972
BNY Mellon Emerging Markets Fund, Cl. M(i)		943,120	9,365,178
BNY Mellon Floating Rate Income Fund, Cl. Y(i)		890,702	9,913,511
BNY Mellon High Yield Fund, Cl. I(i)		2,969,273	16,093,460
BNY Mellon Intermediate Bond Fund, Cl. M(i)		1,433,751	17,147,662
BNY Mellon International Equity Fund, Cl. Y(i)		2,325,421	36,113,793
BNY Mellon International Fund, Cl. M(i)		21,630	313,849
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M(i)		2,461,640	35,767,632
BNY Mellon Research Growth Fund, Inc., Cl. Y(i)		1,057,482	20,599,741
BNY Mellon Short-Term U.S. Government Securities Fund, Cl. M(i)		832,652	9,275,744
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M(i)		1,014,770	20,021,413
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i)	4.43	4,587,016	4,587,016
Total Investment Companies (cost $205,838,467)			205,222,073
Investment of Cash Collateral for Securities Loaned — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $838,400)	4.43	838,400	838,400
Total Investments (cost $323,019,114)		100.2%	440,547,448
Liabilities, Less Cash and Receivables		(.2%)	(985,424)
Net Assets		100.0%	439,562,024

44

(a)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(b)
Security, or portion thereof, on loan. At February 28, 2025, the value of the fund’s securities on loan was $5,342,840 and the value of the collateral was
$5,460,907, consisting of cash collateral of $838,400 and U.S. Government & Agency securities valued at $4,622,507.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to $2,598,076 or 0.6% of net assets.

(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)	Non-income producing security.
(g)	Investment in real estate investment trust within the United States.
(h)	The fund held Level 3 securities at February 28, 2025. These securities were valued at $452 or .0% of net assets.
(i)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Asset Allocation Fund
Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 2/28/2025	Dividends/ Distributions ($)
Registered Investment Companies - 46.7%
BNY Mellon Corporate Bond Fund, Cl. M - 4.4%	21,226,316	429,758	(2,265,494)	(239,620)	256,142	19,407,102	429,758
BNY Mellon Developed Markets Real Estate Securities Fund, Cl. Y - 1.5%	16,007,889	231,560	(9,063,657)	363,049	(922,869)	6,615,972	231,560
BNY Mellon Emerging Markets Fund, Cl. M - 2.1%	9,748,317	59,896	-	-	(443,035)	9,365,178	59,896
BNY Mellon Floating Rate Income Fund, Cl. Y - 2.3%	9,528,920	399,979	-	-	(15,388)	9,913,511	399,979
BNY Mellon High Yield Fund, Cl. I - 3.7%	15,556,817	565,452	-	-	(28,809)	16,093,460	570,965
BNY Mellon Intermediate Bond Fund, Cl. M - 3.9%	22,759,603	335,400	(5,762,856)	(637,854)	453,369	17,147,662	335,400
BNY Mellon International Equity Fund, Cl. Y - 8.2%	36,051,444	12,876,661	(2,695,264)	53,372	(10,172,420)	36,113,793	10,659,413
45

Statements of Investments (Unaudited) (continued)
BNY Mellon Asset Allocation Fund (continued)
Affiliated Issuers (continued)
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 2/28/2025	Dividends/ Distributions ($)
BNY Mellon International Fund, Cl. M - .1%	318,813	9,491	-	-	(14,455)	313,849	9,491
BNY Mellon Mid Cap Multi- Strategy Fund, Cl. M - 8.1%	31,054,381	16,946,103	(5,435,845)	(1,539,131)	(5,257,876)	35,767,632	7,970,518
BNY Mellon Research Growth Fund, Inc., Cl. Y - 4.7%	25,519,881	3,384,874	(8,874,109)	1,219,598	(650,503)	20,599,741	1,097,554
BNY Mellon Short-Term U.S. Government Securities Fund, Cl. M - 2.1%	11,491,250	2,329,493	(4,560,140)	117,177	(102,036)	9,275,744	128,639
BNY Mellon Small Cap Multi- Strategy Fund, Cl. M - 4.6%	17,842,835	4,011,156	-	-	(1,832,578)	20,021,413	1,993,940
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.0%	1,685,672	36,950,277	(34,048,933)	-	-	4,587,016	82,096
Investment of Cash Collateral for Securities Loaned - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .2%	1,124,900	7,009,855	(7,296,355)	-	-	838,400	4,415 ††
Total - 46.9%	219,917,038	85,539,955	(80,002,653)	(663,409)	(18,730,458)	206,060,473	23,973,624

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
46

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)

	BNY Mellon Income Stock Fund	BNY Mellon Mid Cap Multi-Strategy Fund	BNY Mellon Small Cap Multi-Strategy Fund
Assets ($):
Investments in securities—See Statement of Investments† (including securities on loan)††—Note 1(c):
Unaffiliated issuers	175,264,866	849,132,102	247,580,779
Affiliated issuers	5,216,304	15,561,742	8,771,673
Cash	-	-	50,095
Dividends receivable	330,734	672,463	173,115
Tax reclaim receivable—Note 1(b)	81,200	36,430	409
Receivable for shares of Beneficial Interest subscribed	35,514	69,650	-
Receivable for investment securities sold	-	586,175	1,989,242
Prepaid expenses	39,775	30,478	22,994
	180,968,393	866,089,040	258,588,307
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)	122,314	666,013	234,842
Cash overdraft due to Custodian	90,866	-	-
Payable for shares of Beneficial Interest redeemed	181,053	2,036,211	222,165
Trustees’ fees and expenses payable	7,000	45,344	12,667
Liability for securities on loan—Note 1(c)	-	1,212,445	3,849,645
Payable for investment securities purchased	-	579,590	300,964
Other accrued expenses	49,261	120,998	64,112
	450,494	4,660,601	4,684,395
Net Assets ($)	180,517,899	861,428,439	253,903,912
Composition of Net Assets ($):
Paid-in capital	136,849,933	176,714,692	179,231,522
Total distributable earnings (loss)	43,667,966	684,713,747	74,672,390
Net Assets ($)	180,517,899	861,428,439	253,903,912
†Investments at cost ($)
Unaffiliated issuers	144,059,573	377,423,429	186,286,350
Affiliated issuers	5,216,304	15,561,742	8,771,673
††Value of securities on loan ($)	-	13,330,765	29,466,069
See notes to financial statements.
47

STATEMENTS OF ASSETS AND LIABILITIES (continued)
	BNY Mellon Income Stock Fund	BNY Mellon Mid Cap Multi-Strategy Fund	BNY Mellon Small Cap Multi-Strategy Fund
Net Asset Value Per Share
Class M Shares
Net Assets ($)	123,245,866	760,899,210	229,688,870
Shares Outstanding	17,114,426	52,351,568	11,643,536
Net Asset Value Per Share ($)	7.20	14.53	19.73
Investor Shares
Net Assets ($)	12,013,827	100,529,229	24,215,042
Shares Outstanding	1,615,945	7,214,161	1,344,202
Net Asset Value Per Share ($)	7.43	13.93	18.01
Class A Shares
Net Assets ($)	5,010,014	-	-
Shares Outstanding	694,117	-	-
Net Asset Value Per Share ($)	7.22	-	-
Class C Shares
Net Assets ($)	1,104,240	-	-
Shares Outstanding	154,574	-	-
Net Asset Value Per Share ($)	7.14	-	-
Class I Shares
Net Assets ($)	38,547,299	-	-
Shares Outstanding	5,349,706	-	-
Net Asset Value Per Share ($)	7.21	-	-
Class Y Shares
Net Assets ($)	596,653	-	-
Shares Outstanding	83,051	-	-
Net Asset Value Per Share ($)	7.18	-	-
See notes to financial statements.
48

	BNY Mellon International Fund	BNY Mellon Emerging Markets Fund	BNY Mellon Asset Allocation Fund
Assets ($):
Investments in securities—See Statement of Investments† (including securities on loan)††—Note 1(c):
Unaffiliated issuers	217,256,177	181,922,402	234,486,975
Affiliated issuers	3,169,039	2,426,573	206,060,473
Cash denominated in foreign currency†††	919,043	1,344,559	-
Tax reclaim receivable—Note 1(b)	2,504,691	6,946	-
Receivable for investment securities sold	595,086	-	298,635
Dividends, interest and securities lending income receivable	378,388	167,750	780,991
Receivable for shares of Beneficial Interest subscribed	-	3,986	17,000
Prepaid expenses	17,507	19,266	23,107
	224,839,931	185,891,482	441,667,181
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)	163,068	273,628	184,761
Cash overdraft due to Custodian	-	-	359,262
Liability for securities on loan—Note 1(c)	3,045,179	-	838,400
Payable for shares of Beneficial Interest redeemed	51,935	144,541	149,328
Trustees’ fees and expenses payable	10,300	7,000	16,392
Payable for foreign tax on capital gains—Note 1(b)	-	597,949	-
Payable for investment securities purchased	-	-	489,015
Other accrued expenses	66,522	53,927	67,999
	3,337,004	1,077,045	2,105,157
Net Assets ($)	221,502,927	184,814,437	439,562,024
Composition of Net Assets ($):
Paid-in capital	264,729,560	490,701,525	306,081,765
Total distributable earnings (loss)	(43,226,633)	(305,887,088)	133,480,259
Net Assets ($)	221,502,927	184,814,437	439,562,024
†Investments at cost ($)
Unaffiliated issuers	192,280,601	162,725,928	116,342,247
Affiliated issuers	3,169,039	2,426,573	206,676,867
††Value of securities on loan ($)	2,802,057	3,514,574	5,342,840
†††Cash denominated in foreign currency (cost) ($)	936,038	1,832,776	-
Net Asset Value Per Share
Class M Shares
Net Assets ($)	206,336,792	168,723,313	429,066,475
Shares Outstanding	14,219,026	16,996,013	31,333,258
Net Asset Value Per Share ($)	14.51	9.93	13.69
Investor Shares
Net Assets ($)	15,166,135	16,091,124	10,495,549
Shares Outstanding	967,329	1,569,044	756,374
Net Asset Value Per Share ($)	15.68	10.26	13.88
See notes to financial statements.
49

STATEMENTS OF OPERATIONS
Six Months Ended February 28, 2025 (Unaudited)

	BNY Mellon Income Stock Fund	BNY Mellon Mid Cap Multi-Strategy Fund	BNY Mellon Small Cap Multi-Strategy Fund
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	2,459,835	6,912,610 †	1,336,854 †
Affiliated issuers	150,250	452,737	140,688
Interest	20	1,734	884
Affiliated income net of rebates from securities lending—Note 1(c)	-	52,426	40,804
Total Income	2,610,105	7,419,507	1,519,230
Expenses:
Management fee—Note 3(a)	659,156	4,146,251	1,252,446
Administration fee—Note 3(a)	141,606	771,830	205,784
Registration fees	46,643	17,670	19,412
Shareholder servicing costs—Note 3(c)	40,729	143,446	32,841
Professional fees	22,259	58,983	29,521
Trustees’ fees and expenses—Note 3(d)	15,542	96,218	21,289
Chief Compliance Officer fees—Note 3(c)	14,243	24,955	16,277
Prospectus and shareholders’ reports	8,984	16,913	7,167
Distribution Plan fees—Note 3(b)	4,286	-	-
Custodian fees—Note 3(c)	3,276	20,753	33,847
Loan commitment fees—Note 2	1,578	11,377	2,125
Interest expense—Note 2	-	1,824	-
Miscellaneous	9,121	38,529	18,731
Total Expenses	967,423	5,348,749	1,639,440
Less—reduction in expenses due to undertaking—Note 3(a)	(19,648)	-	-
Net Expenses	947,775	5,348,749	1,639,440
Net Investment Income (Loss)	1,662,330	2,070,758	(120,210)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	21,494,465	250,921,102	33,653,464
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(10,356,328)	(183,334,049)	(27,330,137)
Net Realized and Unrealized Gain (Loss) on Investments	11,138,137	67,587,053	6,323,327
Net Increase in Net Assets Resulting from Operations	12,800,467	69,657,811	6,203,117
†Net of foreign taxes withheld at source ($)	-	9,919	3,423
See notes to financial statements.
50

	BNY Mellon International Fund	BNY Mellon Emerging Markets Fund	BNY Mellon Asset Allocation Fund
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	2,155,802 †	1,269,168 †	1,204,110 †
Affiliated issuers	16,175	67,222	3,197,335
Affiliated income net of rebates from securities lending—Note 1(c)	2,703	2,543	4,415
Interest	2,147	49	1,051,475
Total Income	2,176,827	1,338,982	5,457,335
Expenses:
Management fee—Note 3(a)	972,368	1,171,965	848,749
Administration fee—Note 3(a)	159,775	142,335	162,023
Professional fees	25,081	51,659	49,534
Custodian fees—Note 3(c)	22,881	112,290	4,218
Shareholder servicing costs—Note 3(c)	19,393	22,552	13,386
Trustees’ fees and expenses—Note 3(d)	17,679	14,973	34,907
Registration fees	17,125	16,392	17,680
Chief Compliance Officer fees—Note 3(c)	13,836	14,255	16,215
Prospectus and shareholders’ reports	6,369	8,560	7,832
Loan commitment fees—Note 2	966	1,554	4,678
Interest expense—Note 2	-	144	-
Miscellaneous	12,498	17,163	21,022
Total Expenses	1,267,971	1,573,842	1,180,244
Less—reduction in expenses due to undertaking—Note 3(a)	(229,169)	(254,775)	(75,787)
Net Expenses	1,038,802	1,319,067	1,104,457
Net Investment Income	1,138,025	19,915	4,352,878
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Unaffiliated issuers	(440,545)	13,353,763	(1,187,217)
Affiliated issuers	-	-	(663,409)
Capital gain distributions on affiliated issuers	-	-	20,771,874
Net realized gain (loss) on foreign capital gains tax	-	(607,422)	-
Net Realized Gain (Loss)	(440,545)	12,746,341	18,921,248
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions:
Unaffiliated issuers	(5,587,849)	(22,145,567)	10,003,893
Affiliated issuers	-	-	(18,730,458)
Net change in unrealized appreciation (depreciation) on foreign capital gains tax	-	1,589,525	-
Net Change in Unrealized Appreciation (Depreciation)	(5,587,849)	(20,556,042)	(8,726,565)
Net Realized and Unrealized Gain (Loss) on Investments	(6,028,394)	(7,809,701)	10,194,683
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,890,369)	(7,789,786)	14,547,561
†Net of foreign taxes withheld at source ($)	127,335	186,958	205
See notes to financial statements.
51

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon Income Stock Fund		BNY Mellon Mid Cap Multi-Strategy Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Operations ($):
Net investment income	1,662,330	5,191,000	2,070,758	5,257,657
Net realized gain (loss) on investments	21,494,465	50,273,039	250,921,102	297,261,992
Net change in unrealized appreciation (depreciation) on investments	(10,356,328)	(11,577,266)	(183,334,049)	(102,455,023)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,800,467	43,886,773	69,657,811	200,064,626
Distributions ($):
Distributions to shareholders:
Class M	(26,468,193)	(27,416,671)	(223,657,202)	(193,447,845)
Investor Shares	(2,285,294)	(1,692,455)	(27,491,427)	(17,493,282)
Class A	(895,002)	(372,719)	-	-
Class C	(193,959)	(110,986)	-	-
Class I	(7,312,750)	(6,349,534)	-	-
Class Y	(103,985)	(42,216)	-	-
Total Distributions	(37,259,183)	(35,984,581)	(251,148,629)	(210,941,127)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	3,034,840	10,499,752	11,902,810	27,740,557
Investor Shares	1,773,508	3,788,834	10,709,987	35,621,525
Class A	859,093	2,002,916	-	-
Class C	55,730	150,897	-	-
Class I	6,900,806	34,363,779	-	-
Class Y	5,788	445,393	-	-
Distributions reinvested:
Class M	11,712,979	11,504,128	94,014,302	82,453,165
Investor Shares	1,884,647	1,453,584	23,519,634	14,791,117
Class A	883,607	364,857	-	-
Class C	193,959	110,986	-	-
Class I	7,230,222	6,262,762	-	-
Class Y	101,999	40,973	-	-
Cost of shares redeemed:
Class M	(37,059,040)	(146,937,733)	(295,960,401)	(433,826,806)
Investor Shares	(2,571,003)	(9,603,153)	(31,285,411)	(54,055,122)
Class A	(895,318)	(968,652)	-	-
Class C	(237,569)	(168,260)	-	-
Class I	(11,786,606)	(40,470,615)	-	-
Class Y	(276,434)	(37,560)	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(18,188,792)	(127,197,112)	(187,099,079)	(327,275,564)
Total Increase (Decrease) in Net Assets	(42,647,508)	(119,294,920)	(368,589,897)	(338,152,065)
Net Assets ($):
Beginning of Period	223,165,407	342,460,327	1,230,018,336	1,568,170,401
End of Period	180,517,899	223,165,407	861,428,439	1,230,018,336

See notes to financial statements.
52

	BNY Mellon Income Stock Fund		BNY Mellon Mid Cap Multi-Strategy Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Capital Share Transactions (Shares):
Class M(a)
Shares sold	425,897	1,413,822	726,216	1,664,448
Shares issued for distributions reinvested	1,649,231	1,638,517	6,246,798	5,255,141
Shares redeemed	(4,823,709)	(19,406,747)	(18,156,130)	(26,009,788)
Net Increase (Decrease) in Shares Outstanding	(2,748,581)	(16,354,408)	(11,183,116)	(19,090,199)
Investor Shares(a)
Shares sold	212,674	481,259	654,848	2,209,785
Shares issued for distributions reinvested	256,701	200,969	1,629,912	973,740
Shares redeemed	(333,290)	(1,244,330)	(2,106,683)	(3,387,203)
Net Increase (Decrease) in Shares Outstanding	136,085	(562,102)	178,077	(203,678)
Class A
Shares sold	114,363	260,455	-	-
Shares issued for distributions reinvested	123,890	51,524	-	-
Shares redeemed	(122,271)	(128,178)	-	-
Net Increase (Decrease) in Shares Outstanding	115,982	183,801	-	-
Class C
Shares sold	6,855	19,961	-	-
Shares issued for distributions reinvested	27,511	15,876	-	-
Shares redeemed	(29,068)	(22,534)	-	-
Net Increase (Decrease) in Shares Outstanding	5,298	13,303	-	-
Class I
Shares sold	896,912	4,550,918	-	-
Shares issued for distributions reinvested	1,015,982	888,009	-	-
Shares redeemed	(1,552,681)	(5,459,667)	-	-
Net Increase (Decrease) in Shares Outstanding	360,213	(20,740)	-	-
Class Y
Shares sold	705	60,346	-	-
Shares issued for distributions reinvested	14,365	5,752	-	-
Shares redeemed	(32,832)	(5,055)	-	-
Net Increase (Decrease) in Shares Outstanding	(17,762)	61,043	-	-

(a)
During the period ended February 28, 2025, 193,666 Class M shares representing $1,598,352 were exchanged for 188,492 Investor Shares for BNY Mellon
Income Stock Fund and 583,401 Class M shares representing $9,932,298 were exchanged for 605,644 Investor Shares for BNY Mellon Mid Cap Multi-Strategy
Fund. During the period ended August 31, 2024, 455,946 Class M shares representing $3,497,723 were exchanged for 444,583 Investor Shares and 2,908 Class
A shares representing $23,034 were exchanged for 2,912 Class I shares for BNY Mellon Income Stock Fund and 1,982,261 Class M shares representing
$33,021,748 were exchanged for 2,047,586 Investor Shares for BNY Mellon Mid Cap Multi-Strategy Fund.

See notes to financial statements.
53

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Small Cap Multi-Strategy Fund		BNY Mellon International Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Operations ($):
Net investment income (loss)	(120,210)	1,537,599	1,138,025	7,203,305
Net realized gain (loss) on investments	33,653,464	22,390,335	(440,545)	13,628,505
Net change in unrealized appreciation (depreciation) on investments	(27,330,137)	3,199,084	(5,587,849)	16,358,547
Net Increase (Decrease) in Net Assets Resulting from Operations	6,203,117	27,127,018	(4,890,369)	37,190,357
Distributions ($):
Distributions to shareholders:
Class M	(26,219,328)	(2,922,894)	(6,741,134)	(9,716,986)
Investor Shares	(2,793,284)	(106,835)	(429,901)	(499,388)
Total Distributions	(29,012,612)	(3,029,729)	(7,171,035)	(10,216,374)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	2,434,061	63,638,336	472,530	1,039,282
Investor Shares	1,629,015	10,257,813	2,542,281	5,486,087
Distributions reinvested:
Class M	10,641,143	1,003,289	834,734	1,300,256
Investor Shares	2,426,960	88,720	348,764	426,105
Cost of shares redeemed:
Class M	(57,464,751)	(411,323,072)	(22,013,827)	(65,860,163)
Investor Shares	(4,448,600)	(11,951,008)	(3,462,674)	(6,260,743)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(44,782,172)	(348,285,922)	(21,278,192)	(63,869,176)
Total Increase (Decrease) in Net Assets	(67,591,667)	(324,188,633)	(33,339,596)	(36,895,193)
Net Assets ($):
Beginning of Period	321,495,579	645,684,212	254,842,523	291,737,716
End of Period	253,903,912	321,495,579	221,502,927	254,842,523

See notes to financial statements.
54

	BNY Mellon Small Cap Multi-Strategy Fund		BNY Mellon International Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Capital Share Transactions (Shares):
Class M(a)
Shares sold	107,473	3,305,893	33,282	74,661
Shares issued for distributions reinvested	517,062	51,189	60,053	95,537
Shares redeemed	(2,692,345)	(21,185,058)	(1,536,755)	(4,759,079)
Net Increase (Decrease) in Shares Outstanding	(2,067,810)	(17,827,976)	(1,443,420)	(4,588,881)
Investor Shares(a)
Shares sold	80,914	579,952	164,020	368,551
Shares issued for distributions reinvested	129,094	4,910	23,220	29,046
Shares redeemed	(231,422)	(673,096)	(226,885)	(419,962)
Net Increase (Decrease) in Shares Outstanding	(21,414)	(88,234)	(39,645)	(22,365)

(a)
During the period ended February 28, 2025, 60,728 Class M shares representing $1,326,350 were exchanged for 66,153 Investor Shares for BNY Mellon Small
Cap Multi-Strategy Fund and 171,654 Class M shares representing $2,464,532 were exchanged for 159,167 Investor Shares for BNY Mellon International Fund.
During the period ended August 31, 2024, 518,965 Class M shares representing $9,985,330 were exchanged for 563,335 Investor Shares for BNY Mellon Small
Cap Multi-Strategy Fund and 391,890 Class M shares representing $5,434,358 were exchanged for 364,199 Investor Shares for BNY Mellon International Fund.

See notes to financial statements.
55

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Emerging Markets Fund		BNY Mellon Asset Allocation Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Operations ($):
Net investment income	19,915	2,039,330	4,352,878	7,846,533
Net realized gain (loss) on investments	12,746,341	20,962,038	18,921,248	10,634,320
Net change in unrealized appreciation (depreciation) on investments	(20,556,042)	(491,333)	(8,726,565)	50,366,428
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,789,786)	22,510,035	14,547,561	68,847,281
Distributions ($):
Distributions to shareholders:
Class M	(1,141,844)	(4,188,931)	(18,301,705)	(9,077,679)
Investor Shares	(63,274)	(269,342)	(448,250)	(158,734)
Total Distributions	(1,205,118)	(4,458,273)	(18,749,955)	(9,236,413)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	1,135,265	4,204,140	9,458,022	15,104,288
Investor Shares	2,436,436	8,646,768	1,418,781	4,660,069
Distributions reinvested:
Class M	198,763	760,127	8,501,124	1,773,657
Investor Shares	51,385	214,905	340,539	131,441
Cost of shares redeemed:
Class M	(22,283,735)	(122,925,187)	(23,422,257)	(57,524,282)
Investor Shares	(3,852,018)	(12,154,258)	(1,921,129)	(3,186,824)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(22,313,904)	(121,253,505)	(5,624,920)	(39,041,651)
Total Increase (Decrease) in Net Assets	(31,308,808)	(103,201,743)	(9,827,314)	20,569,217
Net Assets ($):
Beginning of Period	216,123,245	319,324,988	449,389,338	428,820,121
End of Period	184,814,437	216,123,245	439,562,024	449,389,338

See notes to financial statements.
56

	BNY Mellon Emerging Markets Fund		BNY Mellon Asset Allocation Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Capital Share Transactions (Shares):
Class M(a)
Shares sold	109,481	430,177	680,970	1,193,420
Shares issued for distributions reinvested	19,186	79,180	629,906	141,503
Shares redeemed	(2,153,721)	(12,715,727)	(1,669,618)	(4,519,452)
Net Increase (Decrease) in Shares Outstanding	(2,025,054)	(12,206,370)	(358,742)	(3,184,529)
Investor Shares(a)
Shares sold	224,763	860,092	99,365	354,411
Shares issued for distributions reinvested	4,798	21,664	24,825	10,237
Shares redeemed	(362,112)	(1,210,029)	(136,643)	(241,711)
Net Increase (Decrease) in Shares Outstanding	(132,551)	(328,273)	(12,453)	122,937

(a)
During the period ended February 28, 2025, 199,013 Class M shares representing $2,086,046 were exchanged for 192,854 Investor Shares for BNY Mellon
Emerging Markets Fund and 98,615 Class M shares representing $1,390,964 were exchanged for 97,377 Investor Shares for BNY Mellon Asset Allocation Fund.
During the period ended August 31, 2024, 485,929 Class M shares representing $4,729,498 were exchanged for 471,138 Investor Shares for BNY Mellon
Emerging Markets Fund and 349,520 Class M shares representing $4,554,925 were exchanged for 345,201 Investor Shares for BNY Mellon Asset Allocation
Fund.

See notes to financial statements.
57

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Class M Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Income Stock Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	8.20	7.80	8.84	10.36	7.34	8.70
Investment Operations:
Net investment income(a)	.06	.15	.17	.19	.18	.20
Net realized and unrealized gain (loss) on investments	.44	1.19	.79	.24	3.02	(.66 )
Total from Investment Operations	.50	1.34	.96	.43	3.20	(.46 )
Distributions:
Dividends from net investment income	(.07 )	(.16 )	(.17 )	(.19 )	(.18 )	(.19 )
Dividends from net realized gain on investments	(1.43)	(.78 )	(1.83)	(1.76)	-	(.71 )
Total Distributions	(1.50)	(.94 )	(2.00)	(1.95)	(.18 )	(.90 )
Net asset value, end of period	7.20	8.20	7.80	8.84	10.36	7.34
Total Return (%)	6.40 (b)	19.31	12.06	4.22	44.06	(6.38)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91 (c)	.90	.86	.83	.83	.81
Ratio of net expenses to average net assets	.91 (c)	.90 (d)	.86 (d)	.83	.83	.81
Ratio of net investment income to average net assets	1.67 (c)	1.95 (d)	2.15 (d)	1.99	2.02	2.53
Portfolio Turnover Rate	36.70 (b)	92.12	83.54	83.04	69.79	78.02
Net Assets, end of period ($ x 1,000)	123,246	162,956	282,598	429,623	554,602	578,269

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
58

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Income Stock Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	8.42	7.99	9.00	10.52	7.44	8.82
Investment Operations:
Net investment income(a)	.06	.13	.15	.17	.16	.19
Net realized and unrealized gain (loss) on investments	.44	1.22	.82	.23	3.08	(.69 )
Total from Investment Operations	.50	1.35	.97	.40	3.24	(.50 )
Distributions:
Dividends from net investment income	(.06 )	(.14 )	(.15 )	(.16 )	(.16 )	(.17 )
Dividends from net realized gain on investments	(1.43)	(.78 )	(1.83)	(1.76)	-	(.71 )
Total Distributions	(1.49)	(.92 )	(1.98)	(1.92)	(.16 )	(.88 )
Net asset value, end of period	7.43	8.42	7.99	9.00	10.52	7.44
Total Return (%)	6.22 (b)	18.94	11.93	3.87	43.91	(6.77)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.16 (c)	1.15	1.11	1.08	1.08	1.06
Ratio of net expenses to average net assets	1.16 (c)	1.15 (d)	1.11 (d)	1.08	1.08	1.06
Ratio of net investment income to average net assets	1.42 (c)	1.71 (d)	1.90 (d)	1.76	1.77	2.26
Portfolio Turnover Rate	36.70 (b)	92.12	83.54	83.04	69.79	78.02
Net Assets, end of period ($ x 1,000)	12,014	12,463	16,305	19,747	16,125	12,282

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
59

FINANCIAL HIGHLIGHTS (continued)

	Class A Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Income Stock Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	8.22	7.81	8.85	10.37	7.34	8.71
Investment Operations:
Net investment income(a)	.05	.13	.15	.16	.15	.17
Net realized and unrealized gain (loss) on investments	.44	1.20	.79	.24	3.03	(.66 )
Total from Investment Operations	.49	1.33	.94	.40	3.18	(.49 )
Distributions:
Dividends from net investment income	(.06 )	(.14 )	(.15 )	(.16 )	(.15 )	(.17 )
Dividends from net realized gain on investments	(1.43)	(.78 )	(1.83)	(1.76)	-	(.71 )
Total Distributions	(1.49)	(.92 )	(1.98)	(1.92)	(.15 )	(.88 )
Net asset value, end of period	7.22	8.22	7.81	8.85	10.37	7.34
Total Return (%)	6.26 (b)	19.13	11.72	3.85	43.74	(6.81)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.25 (c)	1.27	1.23	1.20	1.20	1.21
Ratio of net expenses to average net assets(d)	1.15 (c)	1.15 (e)	1.15 (e)	1.15	1.15	1.15
Ratio of net investment income to average net assets(d)	1.41 (c)	1.68 (e)	1.84 (e)	1.68	1.68	2.18
Portfolio Turnover Rate	36.70 (b)	92.12	83.54	83.04	69.79	78.02
Net Assets, end of period ($ x 1,000)	5,010	4,751	3,082	2,007	1,718	1,193

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in expenses pursuant to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
60

	Class C Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Income Stock Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	8.15	7.76	8.80	10.33	7.32	8.68
Investment Operations:
Net investment income(a)	.03	.07	.09	.09	.09	.11
Net realized and unrealized gain (loss) on investments	.42	1.18	.79	.23	3.01	(.65 )
Total from Investment Operations	.45	1.25	.88	.32	3.10	(.54 )
Distributions:
Dividends from net investment income	(.03 )	(.08 )	(.09 )	(.09 )	(.09 )	(.11 )
Dividends from net realized gain on investments	(1.43)	(.78 )	(1.83)	(1.76)	-	(.71 )
Total Distributions	(1.46)	(.86 )	(1.92)	(1.85)	(.09 )	(.82 )
Net asset value, end of period	7.14	8.15	7.76	8.80	10.33	7.32
Total Return (%)	5.78 (b)	18.14	11.00	3.03	42.59	(7.44)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.01 (c)	2.02	1.94	1.93	1.93	1.91
Ratio of net expenses to average net assets(d)	1.90 (c)	1.90 (e)	1.90 (e)	1.90	1.90	1.90
Ratio of net investment income to average net assets(d)	.67 (c)	.95 (e)	1.11 (e)	.93	.96	1.43
Portfolio Turnover Rate	36.70 (b)	92.12	83.54	83.04	69.79	78.02
Net Assets, end of period ($ x 1,000)	1,104	1,216	1,055	1,060	629	747

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in expenses pursuant to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
61

FINANCIAL HIGHLIGHTS (continued)

	Class I Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Income Stock Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	8.21	7.81	8.84	10.36	7.34	8.71
Investment Operations:
Net investment income(a)	.06	.15	.17	.18	.17	.20
Net realized and unrealized gain (loss) on investments	.44	1.19	.80	.24	3.03	(.67 )
Total from Investment Operations	.50	1.34	.97	.42	3.20	(.47 )
Distributions:
Dividends from net investment income	(.07 )	(.16 )	(.17 )	(.18 )	(.18 )	(.19 )
Dividends from net realized gain on investments	(1.43)	(.78 )	(1.83)	(1.76)	-	(.71 )
Total Distributions	(1.50)	(.94 )	(2.00)	(1.94)	(.18 )	(.90 )
Net asset value, end of period	7.21	8.21	7.81	8.84	10.36	7.34
Total Return (%)	6.42 (b)	19.29	12.16	4.13	43.96	(6.54)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98 (c)	.97	.94	.89	.89	.87
Ratio of net expenses to average net assets	.90 (c),(d)	.90 (e),(d)	.90 (e),(d)	.89	.89	.87
Ratio of net investment income to average net assets	1.67 (c),(d)	1.98 (e),(d)	2.11 (e),(d)	1.96	1.96	2.51
Portfolio Turnover Rate	36.70 (b)	92.12	83.54	83.04	69.79	78.02
Net Assets, end of period ($ x 1,000)	38,547	40,953	39,110	18,255	8,530	7,887

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in expenses pursuant to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
62

	Class Y Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Income Stock Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	8.19	7.79	8.83	10.35	7.33	8.70
Investment Operations:
Net investment income(a)	.06	.15	.19	.20	.18	.20
Net realized and unrealized gain (loss) on investments	.43	1.19	.77	.23	3.02	(.67 )
Total from Investment Operations	.49	1.34	.96	.43	3.20	(.47 )
Distributions:
Dividends from net investment income	(.07 )	(.16 )	(.17 )	(.19 )	(.18 )	(.19 )
Dividends from net realized gain on investments	(1.43)	(.78 )	(1.83)	(1.76)	-	(.71 )
Total Distributions	(1.50)	(.94 )	(2.00)	(1.95)	(.18 )	(.90 )
Net asset value, end of period	7.18	8.19	7.79	8.83	10.35	7.33
Total Return (%)	6.29 (b)	19.35	12.09	4.21	44.11	(6.51)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92 (c)	.93	.87	.83	.83	.83
Ratio of net expenses to average net assets	.90 (c),(d)	.90 (e),(d)	.87 (e),(d)	.83	.83	.83
Ratio of net investment income to average net assets	1.66 (c),(d)	1.94 (e),(d)	2.20 (e),(d)	2.00	2.01	2.63
Portfolio Turnover Rate	36.70 (b)	92.12	83.54	83.04	69.79	78.02
Net Assets, end of period ($ x 1,000)	597	825	310	426	779	541

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in expenses pursuant to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
63

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Mid Cap Multi-Strategy Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	17.49	17.49	17.86	24.69	19.28	17.45
Investment Operations:
Net investment income(a)	.03	.07	.09	.06	.04	.09
Net realized and unrealized gain (loss) on investments	.96	2.49	1.65	(4.01)	6.99	2.36
Total from Investment Operations	.99	2.56	1.74	(3.95)	7.03	2.45
Distributions:
Dividends from net investment income	(.06 )	(.09 )	(.08 )	(.02 )	(.08 )	(.04 )
Dividends from net realized gain on investments	(3.89)	(2.47)	(2.03)	(2.86)	(1.54)	(.58 )
Total Distributions	(3.95)	(2.56)	(2.11)	(2.88)	(1.62)	(.62 )
Net asset value, end of period	14.53	17.49	17.49	17.86	24.69	19.28
Total Return (%)	4.91 (b)	16.31	10.50	(17.82)	38.15	14.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94 (c),(d)	.93	.92	.90	.90	.90
Ratio of net expenses to average net assets	.94 (c),(d)	.93 (e)	.92 (e)	.90	.90	.90
Ratio of net investment income to average net assets	.40 (c),(d)	.41 (e)	.52 (e)	.31	.18	.50
Portfolio Turnover Rate	17.70 (b)	35.97	26.34	22.23	31.74	41.86
Net Assets, end of period ($ x 1,000)	760,899	1,111,121	1,445,234	1,816,047	2,831,948	2,433,885

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amounts do not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
64

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Mid Cap Multi-Strategy Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	16.90	16.98	17.40	24.16	18.90	17.13
Investment Operations:
Net investment income (loss)(a)	.01	.03	.04	.01	(.02 )	.04
Net realized and unrealized gain (loss) on investments	.93	2.40	1.60	(3.91)	6.86	2.31
Total from Investment Operations	.94	2.43	1.64	(3.90)	6.84	2.35
Distributions:
Dividends from net investment income	(.02 )	(.04 )	(.03 )	-	(.04 )	-
Dividends from net realized gain on investments	(3.89)	(2.47)	(2.03)	(2.86)	(1.54)	(.58 )
Total Distributions	(3.91)	(2.51)	(2.06)	(2.86)	(1.58)	(.58 )
Net asset value, end of period	13.93	16.90	16.98	17.40	24.16	18.90
Total Return (%)	4.78 (b)	16.02	10.18	(18.00)	37.83	13.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.19 (c),(d)	1.18	1.17	1.15	1.15	1.15
Ratio of net expenses to average net assets	1.19 (c),(d)	1.18 (e)	1.17 (e)	1.15	1.15	1.15
Ratio of net investment income (loss) to average net assets	.15 (c),(d)	.16 (e)	.27 (e)	.06	(.08 )	.26
Portfolio Turnover Rate	17.70 (b)	35.97	26.34	22.23	31.74	41.86
Net Assets, end of period ($ x 1,000)	100,529	118,898	122,937	133,236	174,867	106,907

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amounts do not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
65

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Small Cap Multi-Strategy Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	21.48	19.64	19.76	26.07	19.28	17.12
Investment Operations:
Net investment income (loss)(a)	(.01 )	.07	.05	(.00 )(b)	(.05 )	.00 (b)
Net realized and unrealized gain (loss) on investments	.41	1.88	.34	(3.37)	6.99	2.77
Total from Investment Operations	.40	1.95	.39	(3.37)	6.94	2.77
Distributions:
Dividends from net investment income	(.27 )	(.03 )	-	-	-	(.03 )
Dividends from net realized gain on investments	(1.88)	(.08 )	(.51 )	(2.94)	(.15 )	(.58 )
Total Distributions	(2.15)	(.11 )	(.51 )	(2.94)	(.15 )	(.61 )
Net asset value, end of period	19.73	21.48	19.64	19.76	26.07	19.28
Total Return (%)	1.42 (c)	9.97	2.15	(14.23)	36.05	16.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09 (d)	1.06	1.04	1.01	1.01	1.03
Ratio of net expenses to average net assets	1.09 (d)	1.06 (e)	1.04 (e)	1.01	1.01	1.03
Ratio of net investment income (loss) to average net assets	(.06 )(d)	.34 (e)	.27 (e)	(.01 )	(.19 )	.02
Portfolio Turnover Rate	28.28 (c)	60.95	56.56	52.04	55.94	74.33
Net Assets, end of period ($ x 1,000)	229,689	294,498	619,375	583,546	933,506	466,531

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
66

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Small Cap Multi-Strategy Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	19.77	18.10	18.30	24.41	18.11	16.12
Investment Operations:
Net investment income (loss)(a)	(.03 )	.02	.00 (b)	(.05 )	(.10 )	(.04 )
Net realized and unrealized gain (loss) on investments	.37	1.73	.31	(3.12)	6.55	2.61
Total from Investment Operations	.34	1.75	.31	(3.17)	6.45	2.57
Distributions:
Dividends from net investment income	(.22 )	-	-	-	-	-
Dividends from net realized gain on investments	(1.88)	(.08 )	(.51 )	(2.94)	(.15 )	(.58 )
Total Distributions	(2.10)	(.08 )	(.51 )	(2.94)	(.15 )	(.58 )
Net asset value, end of period	18.01	19.77	18.10	18.30	24.41	18.11
Total Return (%)	1.25 (c)	9.68	1.88	(14.40)	35.68	16.20
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.34 (d)	1.31	1.29	1.26	1.26	1.28
Ratio of net expenses to average net assets	1.34 (d)	1.31 (e)	1.29 (e)	1.26	1.26	1.28
Ratio of net investment income (loss) to average net assets	(.31 )(d)	.09 (e)	.02 (e)	(.26 )	(.44 )	(.22 )
Portfolio Turnover Rate	28.28 (c)	60.95	56.56	52.04	55.94	74.33
Net Assets, end of period ($ x 1,000)	24,215	26,997	26,309	28,378	34,249	20,474

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
67

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon International Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	15.22	13.66	11.71	15.38	12.78	12.31
Investment Operations:
Net investment income(a)	.07	.39	.41	.33	.27	.21
Net realized and unrealized gain (loss) on investments	(.33 )	1.69	2.10	(3.71)	2.64	.60
Total from Investment Operations	(.26 )	2.08	2.51	(3.38)	2.91	.81
Distributions:
Dividends from net investment income	(.45 )	(.52 )	(.56 )	(.29 )	(.31 )	(.34 )
Net asset value, end of period	14.51	15.22	13.66	11.71	15.38	12.78
Total Return (%)	(1.56)(b)	15.71	21.91	(22.39)	23.04	6.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09 (c),(d)	1.08	1.07	1.03	1.03	1.03
Ratio of net expenses to average net assets	.89 (c),(d),(e)	.88 (e),(f)	.99 (e),(f)	1.03	1.03	1.03
Ratio of net investment income to average net assets	1.01 (c),(d),(e)	2.77 (e),(f)	3.17 (e),(f)	2.33	1.86	1.67
Portfolio Turnover Rate	22.85 (b)	50.18	63.06	78.04	56.01	66.41
Net Assets, end of period ($ x 1,000)	206,337	238,347	276,642	337,994	603,937	552,883

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amounts do not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reductions in expenses pursuant to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
68

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon International Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	16.38	14.67	12.53	16.44	13.65	13.12
Investment Operations:
Net investment income(a)	.06	.38	.40	.31	.25	.20
Net realized and unrealized gain (loss) on investments	(.34 )	1.82	2.26	(3.97)	2.81	.64
Total from Investment Operations	(.28 )	2.20	2.66	(3.66)	3.06	.84
Distributions:
Dividends from net investment income	(.42 )	(.49 )	(.52 )	(.25 )	(.27 )	(.31 )
Net asset value, end of period	15.68	16.38	14.67	12.53	16.44	13.65
Total Return (%)	(1.62)(b)	15.36	21.64	(22.57)	22.66	6.28
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.34 (c),(d)	1.33	1.32	1.28	1.28	1.28
Ratio of net expenses to average net assets	1.14 (c),(d),(e)	1.13 (e),(f)	1.24 (e),(f)	1.28	1.28	1.28
Ratio of net investment income to average net assets	.76 (c),(d),(e)	2.52 (e),(f)	2.92 (e),(f)	2.08	1.62	1.53
Portfolio Turnover Rate	22.85 (b)	50.18	63.06	78.04	56.01	66.41
Net Assets, end of period ($ x 1,000)	15,166	16,495	15,096	15,355	19,392	14,473

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amounts do not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reductions in expenses pursuant to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
69

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Emerging Markets Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.40	9.58	10.77	14.15	11.35	10.14
Investment Operations:
Net investment income(a)	.00 (b)	.08	.06	.50	.24	.07
Net realized and unrealized gain (loss) on investments	(.41 )	.90	.03	(3.61)	2.71	1.27
Total from Investment Operations	(.41 )	.98	.09	(3.11)	2.95	1.34
Distributions:
Dividends from net investment income	(.06 )	(.16 )	(1.28)	(.27 )	(.15 )	(.13 )
Net asset value, end of period	9.93	10.40	9.58	10.77	14.15	11.35
Total Return (%)	(3.93)(c)	10.42	1.02	(22.31)	26.19	13.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.52 (d)	1.52	1.52	1.43	1.39	1.39
Ratio of net expenses to average net assets	1.27 (d),(e)	1.27 (e),(f)	1.36 (e),(f)	1.43	1.39	1.39
Ratio of net investment income to average net assets	.04 (d),(e)	.83 (e),(f)	.61 (e),(f)	4.00	1.78	.71
Portfolio Turnover Rate	19.14 (c)	30.57	121.64	60.15	63.29	34.44
Net Assets, end of period ($ x 1,000)	168,723	197,865	299,278	522,075	1,063,203	762,408

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reductions in expenses pursuant to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
70

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Emerging Markets Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.73	9.88	11.05	14.52	11.64	10.41
Investment Operations:
Net investment income (loss)(a)	(.01 )	.06	.04	.48	.21	.04
Net realized and unrealized gain (loss) on investments	(.42 )	.93	.04	(3.71)	2.80	1.30
Total from Investment Operations	(.43 )	.99	.08	(3.23)	3.01	1.34
Distributions:
Dividends from net investment income	(.04 )	(.14 )	(1.25)	(.24 )	(.13 )	(.11 )
Net asset value, end of period	10.26	10.73	9.88	11.05	14.52	11.64
Total Return (%)	(4.15)(b)	10.08	.87	(22.52)	25.97	12.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.77 (c)	1.77	1.77	1.68	1.64	1.64
Ratio of net expenses to average net assets	1.52 (c),(d)	1.52 (d),(e)	1.61 (d),(e)	1.68	1.64	1.64
Ratio of net investment income (loss) to average net assets	(.21 )(c),(d)	.58 (d),(e)	.36 (d),(e)	3.75	1.53	.36
Portfolio Turnover Rate	19.14 (b)	30.57	121.64	60.15	63.29	34.44
Net Assets, end of period ($ x 1,000)	16,091	18,259	20,047	28,873	33,827	20,919

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in expenses pursuant to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
71

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Asset Allocation Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.84	12.07	12.56	15.34	12.88	12.27
Investment Operations:
Net investment income(a)	.14	.23	.26	.21	.16	.21
Net realized and unrealized gain (loss) on investments	.31	1.81	.57	(2.01)	2.81	1.31
Total from Investment Operations	.45	2.04	.83	(1.80)	2.97	1.52
Distributions:
Dividends from net investment income	(.26 )	(.22 )	(.26 )	(.35 )	(.21 )	(.23 )
Dividends from net realized gain on investments	(.34 )	(.05 )	(1.06)	(.63 )	(.30 )	(.68 )
Total Distributions	(.60 )	(.27 )	(1.32)	(.98 )	(.51 )	(.91 )
Net asset value, end of period	13.69	13.84	12.07	12.56	15.34	12.88
Total Return (%)	3.28 (b)	17.15	7.53	(12.62)	23.59	12.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.52 (d)	.49	.46	.42	.40	.39
Ratio of net expenses to average net assets(c),(e)	.49 (d)	.45 (f)	.44 (f)	.41	.32	.31
Ratio of net investment income to average net assets(c),(e)	1.96 (d)	1.82 (f)	2.20 (f)	1.50	1.14	1.76
Portfolio Turnover Rate	14.34 (b)	30.53	32.54	29.76	17.71	35.71
Net Assets, end of period ($ x 1,000)	429,066	438,614	420,930	432,481	537,189	463,184

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amounts do not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reductions in expenses pursuant to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
72

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Asset Allocation Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	14.02	12.22	12.69	15.48	13.00	12.37
Investment Operations:
Net investment income(a)	.12	.20	.24	.17	.12	.18
Net realized and unrealized gain (loss) on investments	.32	1.83	.57	(2.02)	2.83	1.32
Total from Investment Operations	.44	2.03	.81	(1.85)	2.95	1.50
Distributions:
Dividends from net investment income	(.24 )	(.18 )	(.22 )	(.31 )	(.17 )	(.19 )
Dividends from net realized gain on investments	(.34 )	(.05 )	(1.06)	(.63 )	(.30 )	(.68 )
Total Distributions	(.58 )	(.23 )	(1.28)	(.94 )	(.47 )	(.87 )
Net asset value, end of period	13.88	14.02	12.22	12.69	15.48	13.00
Total Return (%)	3.17 (b)	16.86	7.29	(12.85)	23.29	12.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.77 (d)	.74	.71	.67	.65	.64
Ratio of net expenses to average net assets(c),(e)	.74 (d)	.70 (f)	.69 (f)	.66	.57	.56
Ratio of net investment income to average net assets(c),(e)	1.71 (d)	1.57 (f)	1.97 (f)	1.25	.86	1.52
Portfolio Turnover Rate	14.34 (b)	30.53	32.54	29.76	17.71	35.71
Net Assets, end of period ($ x 1,000)	10,496	10,776	7,890	8,800	7,815	6,443

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amounts do not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reductions in expenses pursuant to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
73

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Funds Trust (the “Trust”), a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operates as a series company currently consisting of sixteen series, including the following diversified funds: BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund and BNY Mellon Asset Allocation Fund (each, a “fund” and collectively, the “funds”). The objectives of the funds are as follows: BNY Mellon Mid Cap Multi-Strategy Fund and BNY Mellon Small Cap Multi-Strategy Fund seek capital appreciation and BNY Mellon Income Stock Fund seeks total return (consisting of capital appreciation and income). BNY Mellon International Fund and BNY Mellon Emerging Markets Fund seek long-term capital growth. BNY Mellon Asset Allocation Fund seeks long-term growth of principal in conjunction with current income.
BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as each fund’s investment adviser. The Bank of New York Mellon serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which BNY pays the Adviser for performing certain administrative services.
Boston Partners Global Investors, Inc. (“Boston Partners”), and Geneva Capital Management LLC (“Geneva”), serve as BNY Mellon Mid Cap Multi-Strategy Fund’s sub-adviser with respect to the Boston Partners Mid Cap Value Strategy and the Geneva Mid Cap Growth Strategy, respectively. Newton Investment Management North America, LLC (“NIMNA”), also an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser serves as a sub-adviser of (i) BNY Mellon Income Stock Fund; (ii) BNY Mellon Mid Cap Multi-Strategy Fund responsible for the portions of the fund’s assets allocated to the Opportunistic Mid Cap Value Strategy and the Mid Cap Growth Strategy; (iii) BNY Mellon Small Cap Multi-Strategy Fund responsible for the portions of the fund’s assets allocated to the Opportunistic Small Cap Strategy, the Small Cap Value Strategy and the Small Cap Growth Strategy; and (iv) BNY Mellon International Fund. NIMNA, subject to the Adviser’s supervision and approval, provides investment advisory assistance and research and the day-to-day management of the respective fund’s assets or the portion of the respective fund’s assets allocated to the strategies described above. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to NIMNA for the benefit of the funds, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM, also an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the sub-adviser for BNY Mellon Emerging Markets Fund. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, NIMNA, which enables NIMNA to provide certain advisory services to NIM for the benefit of the funds, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of the NIM and the Adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor and for BNY Mellon Income Stock Fund only Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.
74

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as each fund’s valuation designee to make all fair value determinations with respect to each fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
BNY Mellon Asset Allocation Fund: Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
75

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of February 28, 2025 in valuing each fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon Income Stock Fund
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	175,264,866	—	—	175,264,866
Investment Companies	5,216,304	—	—	5,216,304
	180,481,170	—	—	180,481,170
BNY Mellon Mid Cap Multi-Strategy Fund
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	842,349,080	8,847 ††	—	842,357,927
Exchange-Traded Funds	6,727,097	—	—	6,727,097
Rights	—	—	47,078	47,078
Investment Companies	15,561,742	—	—	15,561,742
	864,637,919	8,847	47,078	864,693,844
BNY Mellon Small Cap Multi-Strategy Fund
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	247,580,779	—	—	247,580,779
Investment Companies	8,771,673	—	—	8,771,673
	256,352,452	—	—	256,352,452
BNY Mellon International Fund
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	—	211,358,755 ††	—	211,358,755
Exchange-Traded Funds	2,936,553	—	—	2,936,553
Equity Securities - Preferred Stocks	—	2,960,869 ††	—	2,960,869
Investment Companies	3,169,039	—	—	3,169,039
	6,105,592	214,319,624	—	220,425,216
76

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon Emerging Markets Fund
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	39,673,482	142,248,920 ††	0	181,922,402
Investment Companies	2,426,573	—	—	2,426,573
	42,100,055	142,248,920	0	184,348,975
BNY Mellon Asset Allocation Fund
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	188,803,966	—	—	188,803,966
Corporate Bonds and Notes	—	12,912,041	—	12,912,041
Foreign Governmental	—	900,335	—	900,335
Rights	—	—	452	452
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	197,649	—	197,649
U.S. Government Agencies Mortgage-Backed	—	13,836,500	—	13,836,500
U.S. Treasury Securities	—	17,836,032	—	17,836,032
Investment Companies	206,060,473	—	—	206,060,473
	394,864,439	45,682,557	452	440,547,448

†	See Statement of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
(b) Foreign currency transactions: Each relevant fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: Each relevant fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the funds invest. These foreign taxes, if any, are paid by the funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of February 28, 2025, if any, are disclosed in the funds’ Statements of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is
77

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the funds, except in the event of borrower default, and is not reflected in the Statements of Assets and Liabilities. The securities on loan, if any, are also disclosed in each fund’s Statements of Investments. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. The table below summarizes the amount BNY earned from each relevant fund from lending portfolio securities, pursuant to the securities lending agreement during the period ended February 28, 2025.
Securities Lending Agreement ($)
BNY Mellon Mid Cap Multi-Strategy Fund	7,141
BNY Mellon Small Cap Multi-Strategy Fund	5,561
BNY Mellon International Fund	368
BNY Mellon Emerging Markets Fund	346
BNY Mellon Asset Allocation Fund	601
For financial reporting purposes, each relevant fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 28, 2025, each relevant fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following tables:
	Assets ($)	Liabilities ($)
BNY Mellon Mid Cap Multi-Strategy Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	13,330,765	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(13,330,765) †	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

	Assets ($)	Liabilities ($)
BNY Mellon Small Cap Multi-Strategy Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	29,466,069	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(29,466,069) †	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

78

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Assets ($)	Liabilities ($)
BNY Mellon International Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	2,802,057	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(2,802,057) †	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

	Assets ($)	Liabilities ($)
BNY Mellon Emerging Markets Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	3,514,574	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(3,514,574) †	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

	Assets ($)	Liabilities ($)
BNY Mellon Asset Allocation Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	5,342,840	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(5,342,840) †	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which each fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent each fund invests in foreign securities, each fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
79

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Emerging Market Risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, accounting and financial reporting and recordkeeping standards and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.
Exchange Traded Funds (“ETF”) And Other Investment Company Risk: To the extent each relevant fund invests in pooled investment vehicles, such as ETFs and other investment companies, each relevant fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets each relevant fund has invested therein. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest. When each relevant fund invests in an ETF or other investment company, shareholders of the fund will bear indirectly their proportionate share of the expenses of the ETF or other investment company (including management fees) in addition to the expenses of each relevant fund. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. The fund will incur brokerage costs when purchasing and selling shares of ETFs.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in each of the relevant fund redemption requests, including requests from shareholders who may own a significant percentage of each of the relevant fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause each of the relevant fund to sell its holdings at a loss or at undesirable prices and adversely affect each of the relevant fund’s share price and increase each of the relevant fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(f) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by each fund on the ex-dividend date. BNY Mellon Income Stock Fund and BNY Mellon Asset Allocation Fund normally declare and pay dividends from net investment income monthly. BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon International Fund and BNY Mellon Emerging Markets Fund normally declare and pay dividends from net investment income annually. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
As of and during the period ended February 28, 2025, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended February 28, 2025, the funds did not incur any interest or penalties.
80

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Each tax year in the three-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
Each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The below table summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2024.
Capital Loss Carryover	Short-Term Losses ($)†	Long-Term Losses ($)†	Total ($)
BNY Mellon International Fund	65,727,962	-	65,727,962
BNY Mellon Emerging Markets Fund	333,978,232	-	333,978,232

†	These capital losses can be carried forward for an unlimited period.
The below table summarizes each fund’s tax character of distributions paid to shareholders during the fiscal period ended August 31, 2024. The tax character of current year distributions will be determined at the end of the current fiscal year.
	2024
Tax Character of Distributions Paid	Ordinary Income ($)	Long-Term Capital Gains ($)
BNY Mellon Income Stock Fund	5,462,624	30,521,957
BNY Mellon Mid Cap Multi-Strategy Fund	6,900,429	204,040,698
BNY Mellon Small Cap Multi-Strategy Fund	897,073	2,132,656
BNY Mellon International Fund	10,216,734	-
BNY Mellon Emerging Markets Fund	4,458,273	-
BNY Mellon Asset Allocation Fund	7,456,344	1,780,069
(h) Operating segment reporting: In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the funds operate and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the funds’ prospectus.  The accounting policies of the funds are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders.  Detailed financial information for the funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statements of Assets and Liabilities, investments held on the Statements of Investments, results of operations and significant segment expenses on the Statements of Operations and other information about the funds’ performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The funds participate with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the funds, and (ii) Tranche B is in an amount equal to $120 million and is available only to the BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, each fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the funds based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the
81

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
period ended February 28, 2025, BNY Mellon Income Stock Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon International Fund and BNY Mellon Asset Allocation Fund did not borrow under either Facility.
During the period ended February 28, 2025, BNY Mellon Mid Cap Multi-Strategy Fund was charged $1,824 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended February 28, 2025 was approximately $69,613 with a related weighted average annualized interest rate of 5.28%.
During the period ended February 28, 2025, BNY Mellon Emerging Markets Fund was charged $144 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended February 28, 2025 was approximately $5,525 with a related weighted average annualized interest rate of 5.25%.
NOTE 3—
Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is payable monthly and computed on the average daily value of each fund’s net assets at the following annual rate: .65% of BNY Mellon Income Stock Fund, .75% of BNY Mellon Mid Cap Multi-Strategy Fund, .85% of BNY Mellon Small Cap Multi-Strategy Fund, .85% of BNY Mellon International Fund, 1.15% of BNY Mellon Emerging Markets Fund and .65% (equity securities), .40% (debt securities) and .15% (money market instruments and other underlying funds, which may consist of affiliated funds and unaffiliated open-end funds, closed-end funds and exchange traded funds) of BNY Mellon Asset Allocation Fund.
For BNY Mellon Income Stock Fund, the Adviser has contractually agreed, from September 1, 2024 through December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of Class A, C, I or Y share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. On or after December 31, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $19,648 during the period ended February 28, 2025.
For BNY Mellon International Fund, the Adviser has contractually agreed from September 1, 2024 through December 31, 2025 to waive receipt of a portion of its management fee in the amount of .20% of the value of the fund’s average daily net assets. On or after December 31, 2025, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking amounted to $229,169 during the period ended February 28, 2025.
For BNY Mellon Emerging Markets Fund, the Adviser has contractually agreed from September 1, 2024 through December 31, 2025 to waive receipt of a portion of its management fee in the amount of .25% of the value of the fund’s average daily net assets. On or after December 31, 2025, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $254,775 during the period ended February 28, 2025.
For BNY Mellon Asset Allocation Fund, the Adviser has contractually agreed, from September 1, 2024 through December 31, 2025, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class of fund shares (including indirect fees and expense of the underlying funds, but excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .87% of the value of the fund’s average daily net assets. On or after December 31, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $75,787 during the period ended February 28, 2025.
Pursuant to the Administration Agreement, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
No administration fee is applied to assets held in BNY Mellon Asset Allocation Fund which are invested in cash or money market instruments or shares of other underlying funds.
Pursuant to a sub-investment advisory agreement between the Adviser and NIMNA and NIM for each relevant fund, the Adviser pays NIMNA and NIM for each relevant fund a monthly fee at an annual rate set forth in the table below of the respective fund’s average
82

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
daily net assets or the portion of the respective fund’s average daily net assets allocated to the strategies sub-advised by NIMNA and NIM for each relevant fund.
Annual Fee (as a percentage of average daily net assets allocated to the strategies sub-advised by NIMNA and NIM for each relevant fund)
BNY Mellon Income Stock Fund	.195
BNY Mellon Mid Cap Multi-Strategy Fund	.40
BNY Mellon Small Cap Multi-Strategy Fund	.55
BNY Mellon International Fund	.255
BNY Mellon Emerging Markets Fund	.345
Pursuant to separate sub-investment advisory agreements,Geneva and Boston Partners serve as a sub-adviser responsible for the day-to-day management of their respective portion of BNY Mellon Mid Cap Multi-Strategy Fund’s portfolio. The Adviser pays Boston Partners and Geneva separate monthly fees at an annual percentage of BNY Mellon Mid Cap Multi-Strategy Fund’s average daily net assets allocated to the Boston Partners Mid Cap Value Strategy and the Geneva Mid Cap Growth Strategy, respectively. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the funds may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the funds to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
During the period ended February 28, 2025, the Distributor retained $927 from commissions earned on sales of BNY Mellon Income Stock Fund Class A shares and $150 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule12b-1 under the Act, Class C shares of BNY Mellon Income Stock Fund pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2025, Class C shares were charged $4,286 pursuant to the Distribution Plan.
(c) Each fund has adopted a Shareholder Services Plan with respect to its Investor shares. BNY Mellon Income Stock Fund has also adopted a Shareholder Services Plan with respect to its Class A and Class C shares. Each fund pays the Distributor at an annual rate of .25% of the value of its Investor shares, and BNY Mellon Income Stock Fund pays the Distributor at an annual rate of .25% of the value of its Class A and Class C shares, based on the respective fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. The table below summarizes the amounts Investor, Class A and Class C shares were charged during the period ended February 28, 2025, pursuant to the Shareholder Services Plan, which is included in Shareholder servicing costs in the Statements of Operations.
Shareholder Services Plan Fees ($)
BNY Mellon Income Stock Fund
Investor Shares	15,579
Class A	6,107
Class C	1,429
BNY Mellon Mid Cap Multi-Strategy Fund	143,446
BNY Mellon Small Cap Multi-Strategy Fund	32,841
83

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Shareholder Services Plan Fees ($)
BNY Mellon International Fund	19,393
BNY Mellon Emerging Markets Fund	22,435
BNY Mellon Asset Allocation Fund	13,386
The funds have an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the funds include net earnings credits, if any, as an expense offset in the Statements of Operations.
The funds have an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the funds will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the funds include this interest income and overdraft fees, if any, as interest income in the Statements of Operations.
Each fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency services for BNY Mellon Income Stock Fund Class A, Class C, Class I and Class Y shares and cash management services for the funds. The majority of Transfer Agent fees for BNY Mellon Income Stock Fund Class A, Class C, Class I and Class Y shares are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. BNY  pays each fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it receives from the Trust, excluding BNY Mellon Income Stock Fund, Class A, Class C, Class I and Class Y shares. During the period ended February 28, 2025, BNY Mellon Income Stock Fund was charged $2,192 for transfer agency services, which are included in Shareholder servicing costs in the Statements of Operations. During the period ended February 28, 2025, there were no Transfer Agent checkwriting fees or earnings credits pursuant to the transfer agency agreement.
Each fund compensates the Custodian, under a custody agreement, for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. The table below summarizes the amount each fund was charged during the period ended February 28, 2025 pursuant to the custody agreement.
Custodian Fees ($)
BNY Mellon Income Stock Fund	3,276
BNY Mellon Mid Cap Multi-Strategy Fund	20,753
BNY Mellon Small Cap Multi-Strategy Fund	33,847
BNY Mellon International Fund	22,881
BNY Mellon Emerging Markets Fund	112,290
BNY Mellon Asset Allocation Fund	4,218
The below table summarizes the amount each fund was charged for services performed by the Chief Compliance Officer and his staff, during the period ended February 28, 2025.
Chief Compliance Officer Fees ($)
BNY Mellon Income Stock Fund	14,243
BNY Mellon Mid Cap Multi-Strategy Fund	24,955
BNY Mellon Small Cap Multi-Strategy Fund	16,277
BNY Mellon International Fund	13,836
BNY Mellon Emerging Markets Fund	14,255
BNY Mellon Asset Allocation Fund	16,215
84

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The table below summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.
Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Management Fee ($)	Administration Fee ($)	Distribution Plan Fees ($)	Shareholder Services Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agent Fees ($)	Less Expense Reimbursement ($)
BNY Mellon Income Stock Fund	90,534	19,587	630	3,477	5,512	6,092	1,056	(4,574)
BNY Mellon Mid Cap Multi-Strategy Fund	518,312	97,197	-	19,967	19,084	11,453	-	-
BNY Mellon Small Cap Multi-Strategy Fund	175,230	28,991	-	4,864	17,407	8,350	-	-
BNY Mellon International Fund	144,189	23,858	-	2,904	20,438	5,736	-	(34,057)
BNY Mellon Emerging Markets Fund	169,859	20,771	-	3,238	110,772	6,158	-	(37,170)
BNY Mellon Asset Allocation Fund	146,742	25,545	-	2,040	3,738	6,696	-	-
(d) Each board member also serves as a Board member of other funds within the Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The table below summarizes each fund’s aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended February 28, 2025.
Purchases and Sales
	Purchases ($)	Sales ($)
BNY Mellon Income Stock Fund	72,790,599	123,422,958
BNY Mellon Mid Cap Multi-Strategy Fund	192,231,559	608,425,385
BNY Mellon Small Cap Multi-Strategy Fund	81,837,737	155,342,412
BNY Mellon International Fund	52,158,591	79,397,201
BNY Mellon Emerging Markets Fund	38,587,552	61,014,555
BNY Mellon Asset Allocation Fund	63,892,053	63,649,392
The table below summarizes gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each fund at February 28, 2025.
Accumulated Net Unrealized Appreciation (Depreciation)
	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
BNY Mellon Income Stock Fund	32,349,744	(1,144,451)	31,205,293
BNY Mellon Mid Cap Multi-Strategy Fund	475,901,953	(4,193,280)	471,708,673
BNY Mellon Small Cap Multi-Strategy Fund	72,660,918	(11,366,489)	61,294,429
BNY Mellon International Fund	39,404,958	(14,429,382)	24,975,576
BNY Mellon Emerging Markets Fund	45,651,630	(26,455,156)	19,196,474
BNY Mellon Asset Allocation Fund	130,938,674	(13,410,340)	117,528,334
85

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
At February 28, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).
86

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
87

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
88

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
89

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
90

© 2025 BNY Mellon Securities Corporation
Code-MFTNCSRSA0225-EQ

BNY Mellon Funds Trust

Funds	Ticker Symbols
	Class M	Investor Shares
BNY Mellon National Intermediate Municipal Bond Fund	MPNIX	MINMX
BNY Mellon National Short-Term Municipal Bond Fund	MPSTX	MINSX
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	MPPIX	MIPAX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	MMBMX	MMBIX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	MNYMX	MNYIX
BNY Mellon Municipal Opportunities Fund	MOTMX	MOTIX
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2025

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Funds
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Statements of Investments
February 28, 2025 (Unaudited)

BNY Mellon National Intermediate Municipal Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8%
Alabama — 3.0%
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. E(a)	5.00	6/1/2028	8,230,000	8,592,708
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. F(a)	5.50	12/1/2028	8,000,000	8,493,599
Black Belt Energy Gas District, Revenue Bonds (Project No. 6) Ser. B(a)	4.00	12/1/2026	10,000,000	10,070,416
Black Belt Energy Gas District, Revenue Bonds, Ser. B(a)	5.25	12/1/2030	5,000,000	5,390,698
Black Belt Energy Gas District, Revenue Bonds, Ser. C(a)	5.00	7/1/2031	5,000,000	5,365,841
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1(a)	5.00	8/1/2028	1,045,000	1,090,573
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 5) Ser. A(a)	5.25	7/1/2029	10,000,000	10,603,396
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2026	500,000	513,000
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2029	1,000,000	1,063,870
				51,184,101
Alaska — .7%
Alaska Housing Finance Corp., Revenue Bonds (Sustainable Bond) Ser. A	3.00	6/1/2051	3,440,000	3,375,759
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B(b)	5.00	10/1/2030	1,610,000	1,744,228
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B(b)	5.00	10/1/2031	2,740,000	3,002,747
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B(b)	5.00	10/1/2032	3,475,000	3,839,266
				11,962,000
Arizona — 2.4%
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities LLC Project) Ser. A2	5.13	1/1/2059	3,450,000	3,277,368
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2034	770,000	710,852
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2035	795,000	724,240
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2036	820,000	737,417
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2037	1,000,000	888,953
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000	1,851,153
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2033	900,000	984,516
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2034	1,000,000	1,091,357
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2035	850,000	921,315
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	5,000,000	5,090,708
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2035	3,050,000	3,140,907
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group) Ser. B	5.00	1/1/2034	15,935,000	17,774,101
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding	5.00	7/1/2028	3,775,000	3,978,103
				41,170,990

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Arkansas — .4%
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2029	1,000,000	1,045,175
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2030	1,135,000	1,191,891
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2031	1,150,000	1,212,754
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2032	500,000	524,780
Searcy Sales & Use Tax, Revenue Bonds	4.00	11/1/2036	2,365,000	2,396,258
				6,370,858
California — 5.8%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000	1,528,806
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. A(a)	2.63	4/1/2026	10,000,000	9,946,335
California, GO, Refunding	3.00	9/1/2030	8,785,000	8,847,381
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(a)	4.00	8/1/2031	1,475,000	1,490,151
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.00	8/1/2029	3,675,000	3,902,499
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.00	4/1/2032	7,400,000	7,976,773
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.25	10/1/2031	3,000,000	3,166,978
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1(a)	5.00	3/1/2031	1,325,000	1,417,656
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. H(a)	5.00	8/1/2033	2,500,000	2,756,684
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	300,000	321,939
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	250,000	267,763
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	5.00	11/15/2049	5,375,000	5,424,656
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. A	4.00	3/1/2033	6,990,000	6,990,110
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children’s Hospital of Orange County Obligated Group)	3.00	11/1/2036	1,250,000	1,187,883
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	3.25	8/1/2029	5,600,000	5,607,948
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2031	315,000	312,843
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2032	225,000	222,401
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2033	235,000	230,682
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2034	250,000	243,621
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2035	315,000	304,304
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2036	385,000	369,351
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	7,250,000	5,359,043
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2037	1,585,000	1,789,684

Statements of Investments (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
California — 5.8% (continued)
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2038	6,825,000	7,496,039
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)(c)	0.00	8/1/2033	4,000,000	3,053,128
Sacramento County Water Financing Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B ((0.67%*3 Month TSFR +0.26%) +0.55%)(d)	3.74	6/1/2034	7,760,000	7,577,618
San Francisco City & County Airport Commission, Revenue Bonds, Ser. A	5.00	5/1/2034	3,000,000	3,154,222
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2032	2,000,000	2,192,213
Santa Maria Joint Union High School District, GO	3.00	8/1/2040	2,390,000	2,148,490
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2034	500,000	529,171
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2037	2,000,000	2,100,482
				97,916,854
Colorado — 2.6%
Colorado, COP, Ser. A	4.00	12/15/2036	3,000,000	3,048,753
Colorado Health Facilities Authority, Revenue Bonds, Refunding (AdventHealth Obligated Group) Ser. B(a)	5.00	11/15/2030	10,000,000	10,929,210
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	12/1/2034	5,000,000	5,718,799
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	5.00	5/15/2034	4,600,000	5,185,190
Colorado Housing & Finance Authority, Revenue Bonds (Insured; Government National Mortgage Association) Ser. F	4.25	11/1/2049	2,260,000	2,283,947
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	2,460,000	2,461,884
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2028	5,000,000	5,294,548
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2033	2,000,000	2,190,190
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2029	1,400,000	1,483,005
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2030	1,000,000	1,071,790
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	7/15/2031	1,910,000	2,066,422
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2032	1,300,000	1,404,185
				43,137,923
Connecticut — 1.6%
Ansonia, COP (Ansonia Fuel Cell Project)	4.13	12/1/2034	2,250,000	2,289,676
Connecticut, GO (Sustainable Bond) Ser. B	4.00	1/15/2037	4,425,000	4,601,124
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. M	4.00	7/1/2038	1,045,000	1,058,101
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	3.25	7/1/2035	1,785,000	1,722,981
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	4.00	7/1/2035	4,000,000	4,071,226
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2032	2,000,000	2,203,109
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2034	4,215,000	4,572,567
Connecticut Housing Finance Authority, Revenue Bonds (Sustainable Bond) Ser. D	5.00	11/15/2039	2,715,000	2,860,814

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Connecticut — 1.6% (continued)
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D1	4.00	11/15/2047	340,000	340,857
Windsor, GO, Refunding	2.00	6/15/2029	1,420,000	1,313,863
Windsor, GO, Refunding	2.00	6/15/2030	1,420,000	1,290,397
				26,324,715
District of Columbia — 2.4%
District of Columbia, Revenue Bonds, Refunding (Friendship Public Charter School)	5.00	6/1/2036	3,200,000	3,227,917
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000	5,072,425
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	6,205,000	6,315,404
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. B	5.00	7/1/2037	1,010,000	1,040,233
District of Columbia Housing Finance Agency, Revenue Bonds, Ser. A2(a)	4.10	9/1/2030	2,500,000	2,579,509
District of Columbia Water & Sewer Authority, Revenue Bonds, Refunding, Ser. B2(e)	1.45	10/1/2054	4,400,000	4,400,000
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2036	1,250,000	1,262,828
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2038	1,000,000	1,006,611
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2027	4,000,000	4,177,098
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2031	3,720,000	4,051,013
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	7,000,000	7,681,463
				40,814,501
Florida — 4.4%
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System Project) Ser. B2(a)	5.00	10/1/2031	3,000,000	3,278,011
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2035	1,000,000	1,020,646
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2033	3,610,000	3,392,528
Jacksonville Housing Authority, Revenue Bonds (Westwood Apartments)	5.00	2/1/2034	8,500,000	9,244,087
Miami-Dade County, Revenue Bonds (LOC; TD Bank NA) Ser. E(e)	1.85	10/1/2048	4,200,000	4,200,000
Miami-Dade County, Revenue Bonds, Ser. C	4.00	4/1/2037	8,000,000	8,144,218
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	6,000,000	6,620,662
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	3,000,000	3,290,377
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2036	2,500,000	2,731,897
Miami-Dade County Educational Facilities Authority, Revenue Bonds, Refunding (University of Miami) Ser. B	5.25	4/1/2036	10,000,000	11,708,220
Miami-Dade County Educational Facilities Authority, Revenue Bonds, Refunding (University of Miami) (Insured; American Municipal Bond Assurance Corp.) Ser. B	5.25	4/1/2028	8,360,000	8,955,254
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2040	1,000,000	1,092,175
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2041	2,095,000	2,271,702
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2042	1,100,000	1,185,781
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2043	2,260,000	2,426,071
Tampa, Revenue Bonds (Insured; Build America Mutual) Ser. C	3.00	10/1/2036	4,940,000	4,624,274
				74,185,903
Georgia — 3.5%
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2039	1,000,000	1,088,784

Statements of Investments (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Georgia — 3.5% (continued)
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2040	800,000	864,880
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2041	750,000	803,139
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2042	1,100,000	1,170,334
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2043	1,200,000	1,268,531
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2044	1,050,000	1,104,943
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2039	1,100,000	1,227,682
Georgia Municipal Electric Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2035	3,325,000	3,782,173
Main Street Natural Gas, Revenue Bonds, Ser. A(a)	4.00	9/1/2027	10,000,000	10,150,133
Main Street Natural Gas, Revenue Bonds, Ser. B(a)	5.00	6/1/2029	5,000,000	5,227,248
Main Street Natural Gas, Revenue Bonds, Ser. C(a)	5.00	12/1/2031	10,355,000	10,979,273
Main Street Natural Gas, Revenue Bonds, Ser. D(a)	5.00	12/1/2030	2,000,000	2,107,606
Main Street Natural Gas, Revenue Bonds, Ser. D(a)	5.00	4/1/2031	5,000,000	5,361,229
Main Street Natural Gas, Revenue Bonds, Ser. E(a)	5.00	12/1/2032	7,500,000	8,008,161
The Burke County Development Authority, Revenue Bonds, Refunding (Georgia Power Co. Plant)(a)	2.88	8/19/2025	5,650,000	5,621,926
				58,766,042
Hawaii — .6%
Hawaii, GO, Refunding, Ser. FH	4.00	10/1/2030	5,625,000	5,703,335
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,420,000	1,530,314
Honolulu City & County Wastewater System, Revenue Bonds, Refunding (Senior-First Bond Solutions) Ser. A(b)	5.00	7/1/2034	750,000	872,019
Honolulu City & County Wastewater System, Revenue Bonds, Refunding (Senior-First Bond Solutions) Ser. A(b)	5.00	7/1/2035	1,500,000	1,757,200
				9,862,868
Idaho — .6%
Idaho Health Facilities Authority, Revenue Bonds (St. Luke’s Health System Project) Ser. B(a)	5.00	3/1/2032	4,000,000	4,401,711
Idaho Health Facilities Authority, Revenue Bonds (St. Luke’s Health System Project) Ser. C(a)	5.00	3/1/2035	2,500,000	2,804,470
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2033	575,000	592,801
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2034	400,000	411,081
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2035	275,000	281,703
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	5.00	3/1/2030	500,000	545,828
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	5.00	3/1/2031	400,000	442,686
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	5.00	3/1/2032	400,000	447,650
				9,927,930
Illinois — 11.0%
Chicago, GO, Refunding, Ser. A	5.00	1/1/2026	3,000,000	3,033,745
Chicago, GO, Refunding, Ser. A	5.00	1/1/2029	8,000,000	8,373,412
Chicago, GO, Refunding, Ser. A	5.00	1/1/2034	10,000,000	10,539,976

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Illinois — 11.0% (continued)
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,037,451
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	1,340,000	1,459,861
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	1,675,000	1,818,519
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	1,780,000	1,925,604
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2039	1,350,000	1,513,245
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2039	5,700,000	5,846,569
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	1,500,000	1,667,939
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	1,650,000	1,813,110
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2028	8,145,000	8,513,028
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2034	2,750,000	3,150,592
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2036	2,000,000	2,215,625
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2037	2,350,000	2,596,055
Chicago Park District, GO, Ser. B	5.00	1/1/2029	1,375,000	1,474,742
Chicago Park District, GO, Ser. B	5.00	1/1/2035	2,500,000	2,792,770
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2032	1,000,000	1,019,965
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2034	10,210,000	10,348,149
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2035	4,250,000	4,296,484
Chicago Park District, GO, Refunding, Ser. D	4.00	1/1/2032	960,000	979,166
Chicago Park District, GO, Refunding, Ser. F2	4.00	1/1/2036	1,250,000	1,261,032
Chicago Park District, GO, Refunding, Ser. F2	4.00	1/1/2038	2,000,000	2,009,923
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2026	975,000	989,731
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2029	1,480,000	1,539,937
DuPage & Cook Counties Township High School District No. 86, GO	4.00	1/15/2035	5,205,000	5,283,547
DuPage County School District No. 60, GO, Ser. A	4.00	12/30/2032	1,500,000	1,517,439
Illinois, GO, Ser. A	5.00	3/1/2031	480,000	527,915
Illinois, GO, Ser. A	5.00	3/1/2032	2,045,000	2,243,625
Illinois, GO, Ser. B	5.00	12/1/2030	5,750,000	6,305,453
Illinois, GO, Ser. B	5.00	5/1/2036	3,000,000	3,352,729
Illinois, GO, Ser. B	5.00	5/1/2037	3,500,000	3,894,502
Illinois, GO, Ser. D	5.00	11/1/2028	10,120,000	10,621,481
Illinois, GO, Refunding	5.00	2/1/2026	5,000,000	5,095,254
Illinois, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	2/1/2030	7,250,000	7,361,923
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2026	4,290,000	4,422,523
Illinois, Revenue Bonds, Ser. B	5.00	6/15/2039	13,515,000	14,977,577
Illinois Finance Authority, Revenue Bonds (Provident Group-UIC Grenshaw Parking Properties LLC-University of Illinois Chicago Parking Structure Project) Ser. A	5.00	10/1/2039	2,010,000	2,237,112
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2030	855,000	917,301
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2031	910,000	984,838
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2032	960,000	1,034,906
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2033	695,000	746,334
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2034	730,000	780,126
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2035	770,000	820,094

Statements of Investments (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Illinois — 11.0% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2(a)	5.00	11/15/2026	3,000,000	3,055,474
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2042	3,120,000	3,441,252
Kane Cook & DuPage Counties Community College District No. 509, GO, Refunding (Elgin Community College)	3.00	12/15/2032	5,000,000	4,967,450
Maine Township High School District No. 207, GO,	3.00	12/1/2032	1,650,000	1,593,448
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	7,000,000	7,906,233
University of Illinois Auxiliary Facilities System, Revenue Bonds, Refunding, Ser. A	5.25	4/1/2043	3,000,000	3,315,018
University of Illinois Auxiliary Facilities System, Revenue Bonds, Refunding, Ser. A	5.25	4/1/2044	2,000,000	2,195,637
Will County Forest Preserve District, GO	5.00	12/15/2040	1,225,000	1,356,538
Will County Forest Preserve District, GO	5.00	12/15/2043	1,950,000	2,110,436
Will County Forest Preserve District, GO	5.00	12/15/2044	1,400,000	1,509,238
				186,792,033
Indiana — 3.2%
Clark-Pleasant Community School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,575,000	1,720,413
Columbus Multi School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,000,000	1,093,974
Columbus Multi School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	1/15/2044	1,050,000	1,125,674
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2027	740,000	765,884
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2028	775,000	808,013
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. B(a)	2.10	11/1/2026	2,700,000	2,624,844
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1(a)	5.00	7/1/2028	5,000,000	5,307,226
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B2(a)	5.00	7/1/2030	11,025,000	12,083,387
Indiana Finance Authority, Revenue Bonds, Refunding (Newsfields)	4.00	2/1/2034	2,000,000	2,096,614
IPS Multi-School Building Corp., Revenue Bonds (Sustainable Bond) (Insured; State Aid Intercept)	5.00	7/15/2037	3,825,000	4,272,497
IPS Multi-School Building Corp., Revenue Bonds (Sustainable Bond) (Insured; State Aid Intercept)	5.00	7/15/2038	2,940,000	3,272,936
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2037	1,890,000	2,137,096
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2043	710,000	768,411
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2044	1,500,000	1,614,966
Twin Lakes School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	1/15/2044	1,500,000	1,582,952
Wawasee High School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,975,000	2,170,404
Whiting, Revenue Bonds, Refunding (BP Products North America)(a)	5.00	6/5/2026	10,000,000	10,157,537
				53,602,828
Kentucky — 1.9%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	10,000,000	10,599,506
Kentucky Public Energy Authority, Revenue Bonds, Ser. C(a)	4.00	2/1/2028	15,950,000	16,109,058
Kentucky Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	5,000,000	5,131,933
				31,840,497

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Louisiana — .5%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. A(a)	1.30	2/1/2028	5,000,000	4,520,004
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2039	1,000,000	1,098,915
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2041	1,000,000	1,082,083
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2044	1,250,000	1,330,260
				8,031,262
Maryland — 1.3%
Howard County Housing Commission, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.20	6/1/2027	2,000,000	1,888,514
Maryland Community Development Administration, Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	1,815,000	1,824,153
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2027	925,000	962,386
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2029	1,395,000	1,488,265
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2031	1,375,000	1,495,174
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2032	1,550,000	1,698,938
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2033	1,150,000	1,269,096
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2034	675,000	749,378
Maryland Stadium Authority, Revenue Bonds (Football Stadium Issue) Ser. A	5.00	3/1/2031	7,585,000	8,469,293
Washington Suburban Sanitary Commission, Revenue Bonds, BAN, Ser. B(e)	1.45	6/1/2027	2,500,000	2,500,000
				22,345,197
Massachusetts — .7%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000	5,037,454
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	2,000,000	2,087,208
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2029	2,250,000	2,365,282
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(e)	1.60	12/1/2037	1,500,000	1,500,000
				10,989,944
Michigan — .8%
Michigan Finance Authority, Revenue Bonds, Refunding (McLaren Health Care Corp. Obligated Group) Ser. D2(a)	1.20	4/13/2028	5,000,000	4,653,953
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Corp. Obligated Group)	4.00	12/1/2035	2,500,000	2,537,802
Utica Community Schools, GO (Insured; Qualified School Board Loan Fund)	5.00	5/1/2033	5,470,000	6,249,992
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2029	600,000	649,401
				14,091,148
Minnesota — 1.1%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. B	5.00	1/1/2031	3,980,000	4,291,523
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. B	5.00	1/1/2039	5,000,000	5,390,879
Minnesota Higher Education Facilities Authority, Revenue Bonds (University of St. Thomas) Ser. A	5.00	10/1/2039	3,810,000	4,190,989
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	230,000	230,607

Statements of Investments (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Minnesota — 1.1% (continued)
St. Cloud, Revenue Bonds, Refunding (CentraCare Health System)	5.00	5/1/2041	2,000,000	2,197,461
St. Cloud, Revenue Bonds, Refunding (CentraCare Health System)	5.00	5/1/2042	2,000,000	2,181,040
				18,482,499
Missouri — 1.5%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2026	1,000,000	1,021,759
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2027	1,400,000	1,459,065
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2028	1,655,000	1,751,518
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2029	1,700,000	1,823,107
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2030	5,845,000	6,340,287
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2031	6,965,000	7,648,480
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2034	3,500,000	3,538,347
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2035	2,000,000	2,019,160
				25,601,723
Montana — .1%
Montana Board of Housing, Revenue Bonds, Ser. A2	3.50	6/1/2044	555,000	554,157
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. A	5.00	8/15/2027	500,000	524,491
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. A	5.00	8/15/2029	1,200,000	1,296,824
				2,375,472
Nebraska — .8%
Central Plains Energy, Revenue Bonds, Refunding (Project No. 4) Ser. A(a)	5.00	11/1/2029	5,000,000	5,252,434
Nebraska Investment Finance Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. C	5.50	9/1/2053	2,395,000	2,542,001
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2029	1,125,000	1,205,089
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2030	1,875,000	2,030,100
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2031	2,235,000	2,438,066
				13,467,690
Nevada — 1.6%
Clark County, Revenue Bonds	5.00	7/1/2040	10,000,000	11,077,874
Las Vegas Valley Water District, GO, Refunding, Ser. C	4.00	6/1/2036	6,295,000	6,536,430
Nevada, GO, Refunding, Ser. A	3.00	5/1/2035	5,005,000	4,797,166
Nevada Housing Division, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	1,265,000	1,270,965
Washoe County, Revenue Bonds, Refunding (Sierra Pacific Power Co.) Ser. B(a)	3.63	10/1/2029	4,015,000	4,055,441
				27,737,876
New Jersey — 4.5%
Casino Reinvestment Development Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2033	1,000,000	1,130,586
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2030	1,000,000	1,098,155
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2031	1,315,000	1,460,326

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
New Jersey — 4.5% (continued)
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2032	1,355,000	1,518,571
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2033	2,400,000	2,713,407
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2034	2,300,000	2,619,974
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2035	1,600,000	1,815,396
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2036	1,250,000	1,412,580
Fair Lawn, GO	2.00	9/1/2029	2,215,000	2,054,298
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	3.00	6/1/2032	5,000,000	4,939,981
New Jersey Economic Development Authority, Revenue Bonds (Sustainable Bond) Ser. QQQ	4.00	6/15/2034	1,000,000	1,034,944
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2025	1,060,000	1,067,496
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2026	1,000,000	1,029,556
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2035	5,000,000	5,774,366
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2032	7,300,000	8,264,972
Sussex County, GO, Refunding	2.00	6/15/2029	1,945,000	1,810,137
Sussex County, GO, Refunding	2.00	6/15/2030	1,945,000	1,767,481
The Passaic County Improvement Authority, Revenue Bonds (Paterson Charter School for Science and Technology Project)	4.13	7/1/2033	600,000	607,343
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	10,000,000	10,390,349
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000	12,442,391
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	10,000,000	10,350,110
				75,302,419
New Mexico — .3%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	3/1/2053	1,675,000	1,643,500
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. D	5.30	9/1/2048	2,975,000	3,055,964
				4,699,464
New York — 10.2%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B1	5.00	11/15/2036	9,025,000	9,289,870
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	7,400,000	7,494,030
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000	10,288,347
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2037	1,580,000	1,654,053
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000	5,000,264
New York City, GO, Ser. C	5.25	3/1/2047	5,000,000	5,438,915
New York City, GO, Ser. D1	4.00	3/1/2042	1,500,000	1,501,849
New York City, GO, Refunding, Ser. F1	5.00	8/1/2030	10,000,000	11,141,880
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond)	2.15	11/1/2028	1,290,000	1,213,793
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	3,000,000	3,000,458
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2029	2,000,000	2,149,804
New York City Transitional Finance Authority, Revenue Bonds, Ser. E1	5.00	2/1/2037	5,000,000	5,074,307

Statements of Investments (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
New York — 10.2% (continued)
New York City Transitional Finance Authority, Revenue Bonds, Ser. F1	5.00	2/1/2044	8,145,000	8,765,588
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. F1	5.00	11/1/2033	4,000,000	4,611,395
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(f)	5.00	11/15/2044	15,400,000	15,409,919
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project) Ser. 2(f)	5.15	11/15/2034	3,500,000	3,503,269
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.45	11/15/2029	5,000,000	4,411,578
New York Liberty Development Corp., Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	5,000,000	4,156,183
New York State Dormitory Authority, Revenue Bonds, Ser. A1	5.00	3/15/2040	10,000,000	11,150,074
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2038	2,000,000	2,045,947
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2039	2,000,000	2,034,548
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2034	3,500,000	3,678,857
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2038	5,000,000	5,131,992
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	7,020,000	6,215,921
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 189	3.25	4/1/2025	1,000,000	999,963
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 220	2.40	10/1/2034	10,545,000	9,002,684
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000	2,000,117
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000	2,499,977
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 234	5.25	8/1/2047	5,000,000	5,296,977
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2032	595,000	633,286
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	11/15/2037	1,150,000	1,192,135
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2037	4,980,000	5,213,165
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A(c)	0.00	11/15/2029	10,000,000	8,537,448
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2031	1,625,000	1,780,304
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2030	1,180,000	1,070,803
				172,589,700
Ohio — 1.7%
Columbus Regional Airport Authority, Revenue Bonds, Refunding (John Glenn Columbus International Airport) Ser. A	5.00	1/1/2030	1,405,000	1,505,821
Columbus Regional Airport Authority, Revenue Bonds, Refunding (John Glenn Columbus International Airport) Ser. A	5.00	1/1/2031	5,910,000	6,385,529
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2037	695,000	702,744
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	5.00	8/1/2036	500,000	540,539
Ohio Air Quality Development Authority, Revenue Bonds (Ohio Valley Electric Corp.)(a)	2.60	10/1/2029	2,500,000	2,350,878
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2037	4,835,000	4,607,826
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	3,205,000	2,859,759

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Ohio — 1.7% (continued)
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	550,000	553,344
Ohio Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	825,000	826,290
The University of Akron, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	5,000,000	5,101,524
Wadsworth School District, GO	3.00	12/1/2045	2,040,000	1,624,200
Wadsworth School District, GO	4.00	12/1/2056	1,500,000	1,440,195
				28,498,649
Oklahoma — 1.3%
Oklahoma, GO	2.00	3/1/2029	5,190,000	4,826,980
Oklahoma, GO	3.00	3/1/2038	1,285,000	1,178,938
Oklahoma Industries Authority, Revenue Bonds (Oklahoma City Public Schools Project)	5.00	4/1/2033	3,000,000	3,411,309
Oklahoma Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2039	5,000,000	5,717,550
Oklahoma Turnpike Authority, Revenue Bonds, Refunding, Ser. B(b)	5.00	1/1/2032	1,600,000	1,760,982
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2031	835,000	932,882
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)(b)	5.00	9/1/2032	1,600,000	1,807,611
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2033	1,050,000	1,198,011
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2034	1,350,000	1,553,936
				22,388,199
Oregon — 1.9%
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(g)	5.00	6/15/2030	225,000	240,919
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(g)	5.00	6/15/2031	325,000	351,915
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(g)	5.00	6/15/2032	350,000	382,651
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(g)	5.00	6/15/2033	300,000	330,683
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(g)	5.00	6/15/2034	300,000	333,174
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(g)	5.00	6/15/2035	275,000	303,105
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(g)	5.00	6/15/2036	280,000	307,497
Oregon Health & Science University, Revenue Bonds, Refunding, Ser. B2(a)	5.00	2/1/2032	5,500,000	6,084,633
Oregon Housing & Community Services Department, Revenue Bonds, Ser. A	4.00	1/1/2047	200,000	200,146
Oregon State Business Development Commission, Revenue Bonds (Intel Corp. Project) Ser. 232(a)	3.80	6/15/2028	7,000,000	7,086,651
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000	13,801,493
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Salem Health Project) Ser. A	5.00	5/15/2038	2,095,000	2,222,098
				31,644,965
Pennsylvania — 5.7%
Allegheny County Airport Authority, Revenue Bonds, Ser. A	5.00	1/1/2027	2,000,000	2,057,266
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2029	1,005,000	1,078,984

Statements of Investments (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Pennsylvania — 5.7% (continued)
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System Obligated Group) Ser. A	4.00	10/1/2037	2,105,000	2,119,459
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2030	4,000,000	4,245,448
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000	909,644
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	2/15/2027	4,165,000	4,278,592
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	4/1/2030	5,000,000	5,391,371
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Homes Project) (LOC; JPMorgan Chase Bank NA) Ser. D(e)	1.65	7/1/2034	1,000,000	1,000,000
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,155,000	1,165,598
Pennsylvania, GO	3.00	5/15/2034	5,280,000	5,067,158
Pennsylvania, GO	3.00	5/15/2035	3,000,000	2,830,798
Pennsylvania, GO	3.50	3/1/2031	5,000,000	5,028,508
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2036	3,750,000	3,771,735
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AT-1	5.00	6/15/2029	750,000	808,130
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AT-1	5.00	6/15/2029	4,185,000	4,286,910
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV-1	4.00	6/15/2031	2,505,000	2,562,746
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV-1	4.00	6/15/2032	1,355,000	1,381,278
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. 143A	4.95	10/1/2038	9,000,000	9,563,516
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 118B	3.80	10/1/2035	3,000,000	2,999,909
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	4,690,000	4,701,100
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	4.00	10/1/2046	645,000	645,513
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	10,000,000	10,399,684
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA)(e)	1.85	12/1/2038	2,700,000	2,700,000
Philadelphia Airport, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	2,475,000	2,608,160
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2025	850,000	861,245
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2028	1,000,000	1,062,109
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2029	1,000,000	1,076,723
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2031	5,000,000	5,164,906
The Pennsylvania State University, Revenue Bonds, Ser. A	5.00	9/1/2042	5,000,000	5,156,267
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2026	500,000	515,915
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2027	500,000	523,563
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2028	1,000,000	1,032,962
				96,995,197
Rhode Island — 2.1%
Rhode Island, GO, Ser. A	5.00	8/1/2038	14,075,000	15,813,386

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Rhode Island — 2.1% (continued)
Rhode Island Health & Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	5/15/2040	1,315,000	1,452,252
Rhode Island Health & Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	5/15/2041	2,490,000	2,718,463
Rhode Island Health & Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	5/15/2042	4,750,000	5,145,627
Rhode Island Health & Educational Building Corp., Revenue Bonds (Providence College)	5.00	11/1/2047	2,045,000	2,065,292
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Insured; GNMA) Ser. 70	4.00	10/1/2049	2,030,000	2,040,067
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76-A	3.00	10/1/2051	5,375,000	5,286,290
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76-A	5.00	10/1/2028	525,000	559,714
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76-A	5.00	4/1/2029	535,000	572,621
				35,653,712
South Carolina — .7%
South Carolina Public Service Authority, Revenue Bonds (Santee Cooper) Ser. A	4.00	12/1/2037	2,750,000	2,777,271
South Carolina Public Service Authority, Revenue Bonds (Santee Cooper) Ser. A	5.00	12/1/2033	3,750,000	4,190,788
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2031	5,050,000	5,567,349
				12,535,408
Tennessee — 1.2%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(e)	1.63	1/1/2033	1,940,000	1,940,000
Knoxville, GO, Refunding	3.00	5/1/2036	2,830,000	2,688,121
Nashville & Davidson County Metropolitan Government, GO, Refunding	2.50	1/1/2029	5,000,000	4,811,186
Tennessee Energy Acquisition Corp., Revenue Bonds, Refunding (Gas Project) Ser. A(a)	5.00	5/1/2028	1,105,000	1,148,696
Tennessee Housing Development Agency, Revenue Bonds, Ser. 1B	3.50	1/1/2047	435,000	434,138
Tennessee Housing Development Agency, Revenue Bonds, Ser. 2B	4.00	1/1/2042	465,000	467,032
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2033	1,000,000	1,065,758
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2039	6,000,000	6,304,154
Williamson County, GO	3.10	4/1/2035	2,185,000	2,136,446
				20,995,531
Texas — 10.6%
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2039	3,605,000	3,692,017
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2040	3,445,000	3,504,406
Arlington Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2040	2,000,000	2,226,174
Bexar County, Revenue Bonds, Refunding (Tax Exempt Venue Project)	5.00	8/15/2027	1,110,000	1,165,982
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding, Ser. D	4.00	1/1/2035	6,000,000	6,165,551
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2036	10,000,000	11,398,896
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2033	2,220,000	2,339,076
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2035	1,100,000	1,145,998
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2031	5,000,000	5,448,705
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2028	2,220,000	2,240,461

Statements of Investments (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Texas — 10.6% (continued)
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2035	2,000,000	2,005,560
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2036	1,000,000	1,001,347
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2038	2,000,000	1,982,852
Dallas Hotel Occupancy, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	8/15/2038	1,000,000	1,000,215
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	690,000	547,375
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.75	8/15/2034	1,000,000	969,653
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding, Ser. A	3.00	3/1/2035	4,310,000	4,064,508
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding, Ser. A	3.00	3/1/2036	4,330,000	4,050,541
Fort Worth Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,000,000	1,134,258
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2036	1,965,000	2,185,201
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2039	5,635,000	6,152,649
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2041	2,565,000	2,768,440
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Memorial Hermann Health System Obligated Group) Ser. C(a)	5.00	7/1/2029	5,750,000	6,175,982
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Texas Children’s Hospital Obligated Group) Ser. A	5.00	10/1/2031	5,000,000	5,618,396
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2037	1,545,000	1,536,859
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2038	1,855,000	1,825,280
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2028	100,000	104,498
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2029	250,000	264,062
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	500,000	532,833
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2031	985,000	1,057,664
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2032	300,000	321,701
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2033	500,000	535,359
Houston, GO, Refunding, Ser. A	3.00	3/1/2036	1,500,000	1,398,247
Houston, GO, Refunding, Ser. A	3.00	3/1/2037	2,305,000	2,130,102
Houston Community College System, GO, Refunding	4.00	2/15/2036	5,000,000	5,074,680
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2044	4,000,000	4,322,266
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/15/2041	2,135,000	2,355,424
Newark Higher Education Finance Corp., Revenue Bonds (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2039	1,630,000	1,787,070
North Texas Tollway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2034	5,015,000	5,062,905
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2030	1,750,000	1,776,896
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,875,000	1,902,935
Pewitt Consolidated Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,110,000	1,221,808
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. C	5.00	2/1/2035	2,780,000	3,207,372
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2040	1,965,000	2,145,435
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2041	2,000,000	2,171,213

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Texas — 10.6% (continued)
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A(a)	5.00	7/1/2032	2,750,000	3,012,190
Texas, GO, Ser. A(e)	1.90	6/1/2045	3,000,000	3,000,000
Texas, GO, Ser. B(e)	1.90	12/1/2043	2,100,000	2,100,000
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	8,000,000	8,924,706
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2032	2,800,000	2,858,159
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2033	1,215,000	1,234,506
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2034	1,500,000	1,521,440
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2034	1,500,000	1,519,464
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2035	1,330,000	1,345,575
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2035	1,250,000	1,263,087
Texas Public Finance Authority, Revenue Bonds, Refunding	4.00	2/1/2039	2,000,000	2,011,528
Texas Water Development Board, Revenue Bonds (Sustainable Bond)	4.50	10/15/2037	5,700,000	6,109,833
Texas Water Development Board, Revenue Bonds, Ser. B	4.00	10/15/2037	10,000,000	10,078,245
The Mesquite Housing Finance Corp., Revenue Bonds (Palladium Carver Living)(a)	3.35	8/1/2027	2,750,000	2,761,827
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2041	1,360,000	1,504,720
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2042	1,425,000	1,564,123
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2043	1,495,000	1,626,762
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2044	1,555,000	1,680,606
Waxahachie Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2037	4,700,000	4,909,659
				178,745,282
U.S. Related — .4%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2027	100,000	103,097
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2028	100,000	104,008
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2029	250,000	261,940
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2030	135,000	142,305
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2031	200,000	211,822
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2033	200,000	212,466
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2028	100,000	105,966
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2029	225,000	241,209
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	2,000,000	2,054,121
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000	2,051,834
Puerto Rico, GO, Ser. A(c)	0.00	7/1/2033	25,549	18,126
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	19,853	20,015
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	17,845	17,904
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	15,316	15,236
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	20,824	20,071
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	21,657	19,764
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	11,041	11,103

Statements of Investments (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
U.S. Related — 0.4% (continued)
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	21,911	22,924
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	21,555	23,234
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	20,936	23,391
Puerto Rico, Notes, Ser. CW(e)	2.63	11/1/2043	114,305	72,012
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. ZZ(h)	5.25	7/1/2018	2,500,000	1,393,750
				7,146,298
Utah — .8%
Jordan School District, GO (Insured; School Board Guaranty)	2.00	6/15/2032	1,225,000	1,062,248
Jordan School District, GO (Insured; School Board Guaranty)	2.00	6/15/2033	1,250,000	1,063,284
Nebo School District, GO, Refunding (Insured; School Board Guaranty)	2.00	7/1/2033	4,490,000	3,819,499
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2029	2,500,000	2,582,216
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2030	2,000,000	2,064,471
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2031	2,400,000	2,475,149
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2028	225,000	239,012
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2029	200,000	215,854
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2030	215,000	235,020
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2031	235,000	259,491
				14,016,244
Vermont — .6%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center Obligated Group) Ser. A	5.00	12/1/2032	10,000,000	10,186,623
Washington — 4.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. S1	3.00	11/1/2036	10,000,000	9,415,321
King County Housing Authority, Revenue Bonds (Kirkland Heights Project) (Insured; HUD SECT 8) Ser. A1	5.00	1/1/2028	5,225,000	5,305,966
Port of Seattle, Revenue Bonds, Refunding	5.00	8/1/2026	4,600,000	4,712,402
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.25	7/1/2039	2,200,000	2,424,509
Port of Seattle, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2030	2,800,000	3,021,615
Snohomish County, GO, Refunding, Ser. A	2.00	12/1/2032	5,450,000	4,678,871
Washington, GO, Ser. C	5.00	2/1/2043	5,000,000	5,536,842
Washington, GO, Refunding, Ser. R2023B	5.00	7/1/2038	11,690,000	13,249,212
Washington Health Care Facilities Authority, Revenue Bonds (Seattle Cancer Care Alliance)(f)	3.00	12/1/2034	435,000	406,619
Washington Health Care Facilities Authority, Revenue Bonds (Seattle Cancer Care Alliance)(f)	3.00	12/1/2035	445,000	409,398
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2036	4,000,000	4,577,020
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2037	1,860,000	2,134,620
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2038	2,000,000	2,294,468
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2032	2,500,000	2,626,241
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2025	1,700,000	1,709,413

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.8% (continued)
Washington — 4.1% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2026	2,000,000	2,031,769
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2027	2,175,000	2,256,450
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2027	500,000	518,975
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2029	500,000	533,519
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2031	790,000	858,410
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2032	500,000	542,117
				69,243,757
Wisconsin — .2%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Health Credit Group) Ser. A	5.00	11/15/2039	4,000,000	4,061,194
Total Long-Term Municipal Investments (cost $1,685,261,872)				1,671,685,496

	Annualized Yield (%)
Short-Term Investments — 0.2%
U.S. Government Securities — .2%
U.S. Treasury Bills(i) (cost $3,898,628)	4.28	3/4/2025	3,900,000	3,899,541
Total Investments (cost $1,689,160,500)			99.0%	1,675,585,037
Cash and Receivables (Net)			1.0%	17,061,214
Net Assets			100.0%	1,692,646,251

BAN—Bond Anticipation Notes
COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of February 28, 2025.
(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to $19,729,205 or 1.2% of net assets.

(g)	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(h)	Non-income producing—security in default.
(i)	Security is a discount security. Income is recognized through the accretion of discount.

Statements of Investments (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund
Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury Ultra Bonds	43	6/18/2025	5,303,699	5,337,375	(33,676)
Gross Unrealized Depreciation					(33,676)
See notes to financial statements.

Statements of Investments
February 28, 2025 (Unaudited)

BNY Mellon National Short-Term Municipal Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4%
Alabama — 3.8%
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2025	300,000	300,461
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	12/1/2025	420,000	422,159
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2026	450,000	454,019
Jefferson County, Revenue Bonds, Refunding	5.00	10/1/2027	1,000,000	1,048,538
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1	5.00	8/1/2025	1,500,000	1,509,727
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1(a)	5.00	8/1/2028	7,360,000	7,680,973
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2027	500,000	520,068
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2028	785,000	826,404
The Southeast Alabama Gas Supply District, Revenue Bonds, Refunding (Project No. 2)	5.00	5/1/2026	750,000	762,646
				13,524,995
Alaska — 1.3%
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B(b)	5.00	10/1/2028	2,495,000	2,635,673
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B(b)	5.00	10/1/2029	1,825,000	1,953,189
				4,588,862
Arizona — 3.5%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2028	4,000,000	4,225,447
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	2,000,000	2,036,283
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A1(a)	5.00	5/15/2026	2,750,000	2,806,255
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group) Ser. D(a)	5.00	5/15/2026	3,125,000	3,195,019
				12,263,004
Arkansas — .8%
Arkansas Development Finance Authority, Revenue Bonds (Division of Emergency Management Project)	4.00	6/1/2029	1,000,000	1,021,044
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2027	755,000	774,384
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2028	820,000	849,986
				2,645,414
California — 1.5%
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. C	4.25	12/1/2027	1,000,000	1,016,204
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)(c)	2.38	11/15/2028	280,000	276,983
Los Angeles Department of Water & Power, Revenue Bonds, Ser. B	5.00	7/1/2028	1,000,000	1,064,930
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	1,015,000	1,080,904
Los Angeles Department of Water & Power Water System, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2028	580,000	595,647
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2025	500,000	504,064
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2026	600,000	616,803
				5,155,535

Statements of Investments (Unaudited) (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4% (continued)
Colorado — 2.3%
Colorado Health Facilities Authority, Revenue Bonds (AdventHealth Obligated Group) Ser. A(a)	5.00	11/15/2029	1,000,000	1,082,334
Colorado Health Facilities Authority, Revenue Bonds, Ser. B(a)	5.00	8/17/2026	2,805,000	2,883,415
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	1,100,000	1,100,843
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association) Ser. K	3.88	5/1/2050	1,395,000	1,402,342
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Government National Mortgage Association) Ser. B	3.00	5/1/2051	1,680,000	1,657,658
				8,126,592
Connecticut — 1.2%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. A3(a)	2.95	7/1/2027	2,000,000	2,001,259
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2026	200,000	204,070
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2025	600,000	600,536
Connecticut Housing Finance Authority, Revenue Bonds, Ser. A1	4.00	11/15/2045	1,475,000	1,483,141
				4,289,006
Delaware — .3%
Delaware Housing Authority, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. B	6.00	1/1/2055	1,045,000	1,149,462
District of Columbia — 1.1%
Metropolitan Washington Airports Authority Aviation, Revenue Bonds, Ser. A	5.00	10/1/2026	2,250,000	2,315,374
Metropolitan Washington Airports Authority Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2025	1,500,000	1,516,537
				3,831,911
Florida — 5.3%
Brevard County School District, COP, Refunding, Ser. A	5.00	7/1/2028	1,750,000	1,875,557
Brevard County School District, COP, Refunding, Ser. A	5.00	7/1/2031	1,390,000	1,451,806
Broward County Port Facilities, Revenue Bonds, Ser. B	5.00	9/1/2025	1,875,000	1,891,669
Florida Insurance Assistance Interlocal Agency, Inc., Revenue Bonds, Ser. A1	5.00	9/1/2027	2,500,000	2,572,382
Hialeah Utility System, Revenue Bonds, Refunding	5.00	10/1/2027	1,465,000	1,530,971
Hialeah Utility System, Revenue Bonds, Refunding	5.00	10/1/2028	1,540,000	1,630,340
Hillsborough County Industrial Development Authority, Revenue Bonds (BayCare Obligated Group) Ser. C	5.00	11/15/2029	3,510,000	3,848,884
Palm Beach County Housing Finance Authority, Revenue Bonds (Lakeside Commons)(a)	5.00	4/1/2025	4,060,000	4,066,129
				18,867,738
Georgia — 2.1%
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	6/1/2027	500,000	517,571
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	12/1/2027	500,000	521,308
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	12/1/2028	835,000	879,571
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	12/1/2025	1,000,000	1,005,068
Main Street Natural Gas, Revenue Bonds, Ser. E	5.00	12/1/2028	2,225,000	2,334,195
The Burke County Development Authority, Revenue Bonds, Refunding (Vogtle Power Co. Plant)(a)	3.38	3/12/2027	2,000,000	2,010,920
				7,268,633

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4% (continued)
Hawaii — 1.0%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaii Pacific Health Obligated Group)	5.00	7/1/2027	2,000,000	2,090,548
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaii Pacific Health Obligated Group) Ser. A	5.00	7/1/2027	1,535,000	1,604,496
				3,695,044
Illinois — 6.1%
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. E	5.00	1/1/2026	3,000,000	3,050,019
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2026	1,025,000	1,040,487
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2027	2,050,000	2,124,574
Illinois, GO, Ser. B	5.00	5/1/2027	1,000,000	1,042,827
Illinois, GO, Ser. B	5.00	5/1/2028	1,050,000	1,112,493
Illinois, GO, Ser. C	5.00	5/1/2029	550,000	591,009
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2032	2,750,000	2,869,663
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2027	490,000	509,619
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2028	515,000	542,070
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2029	810,000	861,512
Illinois Housing Development Authority, Revenue Bonds (Insured; HUD SECT 8)(a)	4.00	7/1/2025	2,315,000	2,319,803
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2028	1,250,000	1,327,327
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding, (Mccormick Place Expansion Project) Ser. A	5.00	6/15/2029	3,000,000	3,141,496
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	1,000,000	1,075,763
				21,608,662
Indiana — 3.8%
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1(a)	5.00	7/1/2028	1,000,000	1,061,445
Indiana Finance Authority, Revenue Bonds, Ser. D	5.00	8/1/2031	5,000,000	5,149,135
Indiana Finance Authority, Revenue Bonds, (Deaconess Health System Obligated Group) Ser. A(d)	4.00	9/1/2026	2,500,000	2,548,759
Indiana Finance Authority, Revenue Bonds, Refunding (Newsfields)	4.00	2/1/2029	1,500,000	1,542,831
Indiana Finance Authority, Revenue Bonds, Refunding, (Indianapolis Power & Light Company Project) Ser. B(a)	0.95	4/1/2026	3,300,000	3,206,175
				13,508,345
Iowa — .2%
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2025	570,000	574,454
Kentucky — 3.7%
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 130) Ser. B	5.00	11/1/2027	3,750,000	3,969,136
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2026	500,000	510,175
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2027	550,000	567,755
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2028	1,000,000	1,044,486
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A(a)	5.25	12/1/2029	3,550,000	3,785,114
Rural Water Financing Agency, Revenue Bonds (Public Construction Project) Ser. A	3.90	11/1/2025	3,250,000	3,250,265
				13,126,931

Statements of Investments (Unaudited) (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4% (continued)
Louisiana — 1.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds	5.00	8/15/2025	3,150,000	3,178,158
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2026	510,000	526,644
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2027	285,000	298,825
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2029	330,000	355,107
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2026	275,000	280,276
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2027	375,000	388,723
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2028	340,000	357,196
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2029	310,000	329,937
				5,714,866
Maine — .6%
Maine Housing Authority, Revenue Bonds, Ser. C	4.00	11/15/2050	1,020,000	1,025,247
Maine Housing Authority, Revenue Bonds, Ser. F	4.25	11/15/2048	1,050,000	1,058,078
				2,083,325
Massachusetts — 2.8%
Massachusetts, Revenue Bonds (Sustainable Bond) Ser. A	3.68	7/15/2026	10,000,000	9,924,671
Michigan — 1.5%
Michigan Finance Authority, Revenue Bonds (Trinity Health Credit Group) Ser. B(a)	5.00	12/1/2028	1,000,000	1,061,497
Michigan Strategic Fund, Revenue Bonds (Consumers Energo Co.)(a)	3.35	10/1/2027	3,000,000	2,993,964
Van Buren Public Schools, GO (Insured; Qualified School Board Loan Fund) Ser. III	5.00	5/1/2027	1,190,000	1,240,990
				5,296,451
Minnesota — 1.8%
Mankato Independent School District No. 77, GO, Ser. A	5.00	2/1/2027	1,220,000	1,273,146
Minneapolis, Revenue Bonds (Allina Health System) Ser. A(a)	5.00	11/15/2028	1,215,000	1,290,059
Minnesota Higher Education Facilities Authority, Revenue Bonds, Ser. B1(a)	5.00	10/1/2027	3,000,000	3,116,846
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. B	3.50	7/1/2050	770,000	768,285
				6,448,336
Missouri — 3.0%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding	5.00	6/1/2025	650,000	652,722
Jackson County, Revenue Bonds	4.00	12/1/2026	1,345,000	1,354,267
Joplin Schools, GO, Refunding (Insured; Build America Mutual)	5.00	3/1/2028	2,000,000	2,122,292
Kansas Planned Industrial Expansion Authority, Revenue Bonds (The Depot on Old Santa Fe)(a)	5.00	7/1/2027	3,150,000	3,252,169
Missouri Board of Public Buildings, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2026	2,000,000	2,001,857
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. A	3.50	11/1/2050	1,400,000	1,397,317
				10,780,624
Nebraska — 2.7%
Gretna Public Schools, GO (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2030	4,550,000	4,788,356

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4% (continued)
Nebraska — 2.7% (continued)
Nebraska Investment Finance Authority, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. A	3.00	9/1/2045	3,455,000	3,403,539
Nebraska Investment Finance Authority, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. E	3.75	9/1/2049	1,515,000	1,511,674
				9,703,569
Nevada — 1.5%
Clark County, GO, Refunding, Ser. B	5.00	11/1/2028	5,000,000	5,179,251
New Hampshire — .7%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds, Refunding, Ser. A(a)	3.30	8/3/2027	2,565,000	2,581,049
New Jersey — 2.0%
Casino Reinvestment Development Authority, Inc., Revenue Bonds, (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2029	500,000	542,419
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2027	700,000	737,033
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2028	750,000	802,206
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2029	1,000,000	1,084,839
Passaic Valley Sewerage Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. J	3.00	12/1/2028	4,090,000	4,063,213
				7,229,710
New York — 6.1%
Build New York City Resource Corp., Revenue Bonds (The Young Men’s And Young Women’s Hebrew Association Project)	5.00	12/1/2028	2,750,000	2,951,296
New York City, GO, Ser. C	5.00	3/1/2027	2,000,000	2,096,137
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. F2(a)	0.60	7/1/2025	1,965,000	1,945,750
New York City Housing Development Corp., Revenue Bonds, Ser. E2(a)	3.80	1/3/2028	2,400,000	2,429,284
New York Mortgage Agency Homeowner Mortgage, Revenue Bonds, Refunding, Ser. 186	3.95	4/1/2025	1,850,000	1,850,436
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2029	1,000,000	1,090,633
New York State Housing Finance Agency, Revenue Bonds, (Insured; State of New York Mortgage Agency) Ser. M2	0.75	11/1/2025	270,000	264,080
Triborough Bridge & Tunnel Authority, Revenue Bonds, BAN, Ser. B	5.00	3/15/2027	5,000,000	5,236,666
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B2(a)	5.00	5/15/2026	3,500,000	3,585,508
				21,449,790
North Dakota — .7%
Cass County Joint Water Resource District, Revenue Bonds, Refunding, Ser. A	3.45	4/1/2027	2,500,000	2,501,705
Ohio — .4%
Ohio Housing Finance Agency, Revenue Bonds, (Insured; GNMA/FNMA/FHLMC) Ser. B	3.25	3/1/2050	1,255,000	1,246,829
Oklahoma — .8%
Oklahoma County Independent School District No. 89, GO, Ser. A	4.00	7/1/2028	2,000,000	2,079,649
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2028	350,000	374,232
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2029	350,000	380,303
				2,834,184
Oregon — 1.3%
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(e)	5.00	6/15/2026	115,000	116,207

Statements of Investments (Unaudited) (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4% (continued)
Oregon — 1.3% (continued)
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(e)	5.00	6/15/2027	125,000	128,584
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(e)	5.00	6/15/2028	200,000	208,798
Oregon Housing & Community Services Department, Revenue Bonds, Ser. D	4.75	1/1/2050	1,200,000	1,214,147
Oregon State Business Development Commission, Revenue Bonds (Intel Corp. Project) Ser. 232(a)	3.80	6/15/2028	3,000,000	3,037,136
				4,704,872
Pennsylvania — 1.1%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding, Ser. 20	5.00	3/1/2026	1,660,000	1,694,307
Cumberland County Municipal Authority, Revenue Bonds	5.00	11/1/2028	1,080,000	1,144,978
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA)(f)	1.85	12/1/2038	900,000	900,000
				3,739,285
Rhode Island — 3.7%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Ser. E	5.00	5/15/2027	600,000	628,629
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/15/2027	9,915,000	9,956,206
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.00	10/1/2050	1,155,000	1,139,904
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.50	10/1/2050	1,385,000	1,381,596
				13,106,335
South Carolina — 1.3%
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	3.25	1/1/2052	1,835,000	1,821,860
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	5.00	1/1/2028	355,000	374,975
South Carolina Ports Authority, Revenue Bonds(d)	5.25	7/1/2025	1,445,000	1,455,194
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. B(b)	5.00	12/1/2028	1,000,000	1,075,715
				4,727,744
Tennessee — 1.1%
Tennergy Corp., Revenue Bonds, Ser. A(a)	4.00	9/1/2028	3,920,000	3,967,608
Texas — 20.7%
Alamo Heights Independent School District, GO, (Insured; Permanent School Fund Guaranteed) Ser. B(a)	3.00	2/1/2026	3,220,000	3,214,104
Boerne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)(a)	4.00	2/1/2028	4,000,000	4,102,419
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. B(a)	5.00	8/15/2030	1,625,000	1,740,485
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2026	1,250,000	1,297,500
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2027	1,250,000	1,323,706
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2026	2,085,000	2,152,529
Dallas Housing Finance Corp., Revenue Bonds (Rosemont at Ash Creek Apartment) (Insured; Federal Housing Administration)(a)	5.00	12/1/2025	1,750,000	1,773,686
Dallas Waterworks & System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2029	2,500,000	2,569,293
Denton County, GO, Refunding	4.00	7/15/2032	3,700,000	3,710,126
Eagle Mountain & Saginaw Independent School District, GO (Insured; Permanent School Fund Guarantee Program)(a)	4.00	8/1/2027	1,125,000	1,149,836
El Paso Housing Finance Corp., Revenue Bonds (Columbia Apartments) (Insured; HUD SECT 8)(a)	4.50	3/1/2025	2,000,000	2,000,060
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guaranteed) Ser. B(a)	0.72	8/1/2026	1,645,000	1,575,301

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4% (continued)
Texas — 20.7% (continued)
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Memorial Hermann Health System Obligated Group) Ser. C(a)	5.00	7/1/2029	1,250,000	1,342,605
Houston Housing Finance Corp., Revenue Bonds (Summerdale Apartments)(a)	5.00	8/1/2026	2,500,000	2,542,346
Hutto Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. 2015(a)	2.00	8/1/2025	2,000,000	1,991,627
Lone Star College System, GO, Refunding	5.00	2/15/2027	3,750,000	3,829,422
McLennan County Junior College District, GO, Refunding	4.00	8/15/2028	2,500,000	2,589,580
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	1,775,000	1,803,910
Northside Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B(a)	3.45	8/1/2027	4,000,000	4,031,048
Permanent University Fund - University of Texas System, Revenue Bonds, Refunding, Ser. B	3.50	7/1/2027	9,740,000	9,757,117
Prosper Independent School District, GO (Insured; Permanent School Fund Guaranteed)(a)	3.00	8/15/2025	5,805,000	5,804,381
Rankin Independent School District, GO (Insured; Permanent School Fund Guaranteed)	5.00	2/15/2028	2,555,000	2,607,367
San Antonio Municipal Facilities Corp., Revenue Bonds(a)	5.00	8/1/2027	2,800,000	2,924,428
San Antonio Texas Electric & Gas Systems, Revenue Bonds, Refunding(a)	1.75	12/1/2025	2,500,000	2,466,102
San Antonio Water System, Revenue Bonds, Ser. 2013F(a)	1.00	11/1/2026	1,275,000	1,224,092
Texas A&M University, Revenue Bonds, Refunding, Ser. E	5.00	5/15/2028	1,710,000	1,793,263
Texas Independent School District, GO, Refunding (Insured; Permanent School Fund Guaranteed)	4.00	8/15/2027	1,970,000	2,023,063
				73,339,396
U.S. Related — .3%
Puerto Rico, Notes(f)	2.98	11/1/2051	1,552,747	993,758
Virginia — 1.0%
Harrisonburg Redevelopment & Housing Authority, Revenue Bonds(a)	3.57	10/1/2027	2,250,000	2,266,518
Louisa Industrial Development Authority, Revenue Bonds (Virginia Electric & Power Co.) Ser. C(a)	3.80	5/28/2027	1,125,000	1,143,337
				3,409,855
Washington — 2.3%
King County Housing Authority, Revenue Bonds	3.00	10/1/2025	150,000	149,949
King County Housing Authority, Revenue Bonds	4.00	10/1/2026	150,000	152,113
Pasco Local Improvement District, BAN (Insured; MUN GOVT GTD)	5.00	9/1/2025	2,500,000	2,502,638
Port of Seattle, Revenue Bonds	5.00	5/1/2026	5,000,000	5,100,350
Washington Health Care Facilities Authority, Revenue Bonds (Fred Hutchinson Cancer Center)(c)	5.00	12/1/2025	275,000	279,375
				8,184,425
West Virginia — .3%
West Virginia Higher Education Policy Commission, Revenue Bonds, Refunding (Community & Technical Colleges Capital Improvement)	5.00	7/1/2030	1,000,000	1,043,695
Wisconsin — 1.1%
Public Finance Authority, Revenue Bonds (Kahala Nui Project)	5.00	11/15/2026	275,000	283,165
Public Finance Authority, Revenue Bonds (Kahala Nui Project)	5.00	11/15/2027	290,000	303,089
Public Finance Authority, Revenue Bonds (Kahala Nui Project)	5.00	11/15/2028	375,000	397,118
Public Finance Authority, Revenue Bonds (Kahala Nui Project)	5.00	11/15/2029	300,000	321,614

Statements of Investments (Unaudited) (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4% (continued)
Wisconsin — 1.1% (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group)(a)	5.00	6/24/2026	1,500,000	1,536,079
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group) Ser. B2(a)	5.00	6/24/2026	1,000,000	1,024,052
				3,865,117
Total Long-Term Municipal Investments (cost $348,600,169)				348,281,038

	Annualized Yield (%)
Short-Term Investments — 3.4%
U.S. Government Securities — 3.4%
U.S. Treasury Bills(g) (cost $11,995,779)	4.28	3/4/2025	12,000,000	11,998,586
Total Investments (cost $360,595,948)			101.8%	360,279,624
Liabilities, Less Cash and Receivables			(1.8%)	(6,450,965)
Net Assets			100.0%	353,828,659

BAN—Bond Anticipation Notes
COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of February 28, 2025.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to $556,358 or 0.2% of net assets.

(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(e)	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(f)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(g)	Security is a discount security. Income is recognized through the accretion of discount.
See notes to financial statements.

Statements of Investments
February 28, 2025 (Unaudited)

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.1%
Alabama — 1.2%
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C(a)	5.00	2/1/2031	1,000,000	1,067,109
Georgia — 2.8%
Main Street Natural Gas, Revenue Bonds, Ser. A(a)	5.00	6/1/2032	1,000,000	1,078,562
Main Street Natural Gas, Revenue Bonds, Ser. C(a)	5.00	12/1/2031	1,275,000	1,351,866
				2,430,428
Illinois — 2.5%
Chicago, GO, Refunding, Ser. A	5.00	1/1/2026	500,000	505,624
Chicago, GO, Refunding, Ser. A	5.00	1/1/2029	500,000	523,339
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2036	1,140,000	1,150,061
				2,179,024
Kentucky — 1.2%
Kentucky Public Energy Authority, Revenue Bonds, Ser. C(a)	4.00	2/1/2028	1,000,000	1,009,972
New Jersey — 1.1%
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	875,000	914,113
New York — 1.8%
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	1,675,000	1,564,868
Ohio — 1.1%
Cleveland, GO, Ser. A	3.00	12/1/2039	1,000,000	904,997
Pennsylvania — 87.7%
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2033	325,000	370,570
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2034	100,000	113,704
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2035	175,000	198,346
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2036	150,000	169,476
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2037	150,000	168,941
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2038	150,000	168,390
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.25	1/1/2039	250,000	283,155
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University) Ser. A	4.00	3/1/2037	1,000,000	1,017,407
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2030	1,000,000	1,051,511
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	7/15/2034	690,000	739,731
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2035	775,000	737,052
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2036	800,000	753,344
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2038	850,000	786,311
Chester County, GO	5.00	7/15/2040	1,000,000	1,102,645

Statements of Investments (Unaudited) (continued)

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.1% (continued)
Pennsylvania — 87.7% (continued)
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2038	600,000	605,396
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2032	1,500,000	1,586,475
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2034	1,000,000	1,053,429
Council Rock School District, GO (Insured; State Aid Withholding) Ser. A	3.00	11/15/2036	700,000	657,146
Cumberland Valley School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2042	500,000	535,898
Cumberland Valley School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	12/1/2035	855,000	941,549
Dauphin County General Authority, Revenue Bonds, Refunding (Pinnacle Health Systems Project) Ser. A	5.00	6/1/2029	1,000,000	1,022,551
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000	909,644
Delaware Valley Regional Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2033	1,000,000	1,055,303
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	2/15/2027	500,000	513,636
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	4/1/2030	1,005,000	1,083,666
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2035	1,100,000	1,184,686
Lancaster County, GO, Refunding	5.00	11/1/2036	1,000,000	1,111,732
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Homes Project) (LOC; JPMorgan Chase Bank NA) Ser. D(b)	1.65	7/1/2034	300,000	300,000
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2025	115,000	115,000
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2026	150,000	151,103
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2027	145,000	147,993
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2028	110,000	113,154
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2029	150,000	155,115
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2030	135,000	140,315
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2031	175,000	182,359
Lebanon School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/15/2031	1,500,000	1,525,048
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000	1,009,175
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2035	1,000,000	1,050,976
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2036	1,105,000	1,160,661
Muhlenberg School District, GO (Insured; State Aid Withholding)	5.00	5/15/2036	200,000	222,651
Muhlenberg School District, GO (Insured; State Aid Withholding)	5.00	5/15/2037	455,000	502,850
Northampton County General Purpose Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. A1	5.00	8/15/2040	1,500,000	1,668,139
Pennsylvania, GO	3.00	5/15/2034	1,000,000	959,689

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.1% (continued)
Pennsylvania — 87.7% (continued)
Pennsylvania, GO	5.00	8/15/2033	1,000,000	1,159,791
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2037	1,375,000	1,389,955
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Insured; Build America Mutual) Ser. AT-1(c)	5.00	6/15/2026	10,000	10,247
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Insured; Build America Mutual) Ser. AT-1	5.00	6/15/2027	150,000	156,570
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Insured; Build America Mutual) Ser. AT-1	5.00	6/15/2027	840,000	860,455
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Thomas Jefferson University Obligated Group) Ser. D1(b)	1.45	11/1/2061	2,200,000	2,200,000
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2028	1,855,000	1,920,643
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2025	1,000,000	1,011,584
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. 141A	5.75	10/1/2053	1,155,000	1,231,685
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. 143A	4.95	10/1/2038	1,715,000	1,822,381
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 2019-131A	3.50	4/1/2049	770,000	768,221
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	1,070,000	1,072,532
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	1,000,000	1,127,072
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	1,230,000	1,279,161
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2040	1,260,000	1,302,773
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2035	650,000	746,715
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2033	1,270,000	1,331,807
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,000,000	1,006,050
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	1,000,000	1,040,236
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,520,000	1,565,878
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (Children’s Hospital of Philadelphia)	4.00	7/1/2036	1,000,000	1,005,285
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (Children’s Hospital of Philadelphia) Ser. A	5.00	7/1/2045	1,500,000	1,618,869
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2026	850,000	878,649
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2027	850,000	889,632
Pittsburgh, GO, Refunding, Ser. A	3.00	9/1/2032	500,000	483,936
Pittsburgh, GO, Refunding, Ser. A	3.00	9/1/2033	325,000	309,597
Pittsburgh University, Revenue Bonds (University Capital Project) Ser. A	5.00	2/15/2034	1,750,000	2,044,943
Scranton, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	11/15/2030	915,000	991,361
Southeastern Pennsylvania Transportation Authority, Revenue Bonds	5.00	6/1/2038	1,000,000	1,116,774
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Revenue Bonds	5.00	12/15/2032	1,000,000	1,043,116
Swarthmore Borough Authority, Revenue Bonds (Swarthmore College)	5.00	9/15/2039	1,000,000	1,056,138
Swarthmore Borough Authority, Revenue Bonds, Refunding (Swarthmore College)	5.00	9/15/2045	1,030,000	1,118,510
Temple University-of The Commonwealth System of Higher Education, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	4/1/2034	550,000	635,817
Temple University-of The Commonwealth System of Higher Education, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	4/1/2035	500,000	582,543
The Pennsylvania State University, Revenue Bonds	5.00	9/1/2032	500,000	572,447

Statements of Investments (Unaudited) (continued)

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.1% (continued)
Pennsylvania — 87.7% (continued)
The Pennsylvania State University, Revenue Bonds	5.00	9/1/2033	425,000	491,525
The Pennsylvania State University, Revenue Bonds, Ser. A	5.00	9/1/2042	2,000,000	2,062,507
The Philadelphia School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2034	650,000	698,558
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2028	500,000	531,878
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2033	500,000	530,384
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	775,000	811,974
Tredyffrin Easttown School District, GO (Insured; State Aid Withholding)	5.00	2/15/2037	1,300,000	1,454,763
Upper Moreland Township School District, GO, Refunding (Insured; State Aid Withholding)	4.00	10/1/2033	610,000	621,385
West Chester Area School District, GO (Insured; State Aid Withholding)	4.00	5/15/2036	1,000,000	1,019,650
West Chester Area School District, GO, Refunding (Insured; State Aid Withholding)	2.00	3/15/2031	820,000	730,770
				75,630,689
U.S. Related — .7%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2030	100,000	108,645
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2033	100,000	110,490
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2037	100,000	109,505
Puerto Rico, Notes(b)	2.28	11/1/2051	512,832	278,852
				607,492
Total Investments (cost $87,374,731)			100.1%	86,308,692
Liabilities, Less Cash and Receivables			(.1%)	(73,984)
Net Assets			100.0%	86,234,708

GO—Government Obligation
LOC—Letter of Credit

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(c)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

See notes to financial statements.

Statements of Investments
February 28, 2025 (Unaudited)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.6%
Georgia — 2.0%
Main Street Natural Gas, Revenue Bonds, Ser. C(a)	5.00	12/1/2031	2,500,000	2,650,718
Illinois — 1.6%
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2036	2,100,000	2,118,534
Kentucky — 2.2%
Kentucky Public Energy Authority, Revenue Bonds, Ser. C(a)	4.00	2/1/2028	3,000,000	3,029,917
Massachusetts — 89.5%
Berkshire Wind Power Cooperative Corp., Revenue Bonds, Refunding (Sustainable Bond) (Berkshire Wind Project) Ser. 2	5.00	7/1/2028	1,000,000	1,047,390
Boston, GO, Ser. A	3.00	11/1/2034	1,535,000	1,514,540
Boston, GO, Ser. A	5.00	11/1/2037	2,750,000	3,208,544
Boston, GO, Ser. A	5.00	11/1/2042	1,000,000	1,129,892
Gloucester, GO, Refunding	3.00	9/15/2032	925,000	896,229
Gloucester, GO, Refunding	3.00	9/15/2033	725,000	703,958
Groton, GO	3.00	8/15/2033	390,000	383,541
Hingham, GO	3.00	2/15/2034	1,240,000	1,224,080
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2029	485,000	490,794
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2039	1,330,000	1,338,542
Massachusetts, GO, Ser. A	3.00	2/1/2037	2,000,000	1,871,832
Massachusetts, GO, Ser. A	5.00	5/1/2041	500,000	555,530
Massachusetts, GO, Ser. C	5.00	10/1/2052	2,500,000	2,638,977
Massachusetts, GO, Refunding, Ser. A	5.00	7/1/2037	1,000,000	1,005,025
Massachusetts, GO, Refunding, Ser. B	5.00	5/1/2037	1,000,000	1,142,865
Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2035	2,500,000	2,587,081
Massachusetts Bay Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2038	600,000	683,798
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2037	1,000,000	1,163,308
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A1	5.00	7/1/2038	600,000	683,798
Massachusetts Clean Water Trust, Revenue Bonds, Ser. 25B	5.00	2/1/2041	1,000,000	1,109,719
Massachusetts College Building Authority, Revenue Bonds (Sustainable Bond) Ser. A	3.00	5/1/2033	535,000	519,044
Massachusetts Development Finance Agency, Revenue Bonds (Beth Israel Lahey Health Obligated Group) Ser. M	5.00	7/1/2034	2,000,000	2,275,280
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2033	2,500,000	2,581,730
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2026	170,000	172,443
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2027	280,000	288,973
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2031	325,000	337,112
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2032	340,000	352,082
Massachusetts Development Finance Agency, Revenue Bonds (The Trustees of The Deerfield Academy)	5.00	10/1/2032	1,150,000	1,332,319
Massachusetts Development Finance Agency, Revenue Bonds, Ser. A1(a)	5.00	1/31/2030	1,000,000	1,090,309

Statements of Investments (Unaudited) (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.6% (continued)
Massachusetts — 89.5% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	5.00	3/1/2034	2,125,000	2,472,918
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	7/1/2032	1,910,000	1,920,537
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	10/1/2035	1,000,000	1,028,575
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	7/1/2037	1,600,000	1,616,329
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2043	1,000,000	996,734
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2031	350,000	356,951
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2032	370,000	376,797
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2033	390,000	396,442
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2033	1,500,000	1,500,646
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2035	1,000,000	1,031,004
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2036	825,000	846,434
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston University) Ser. B1	5.00	10/1/2040	1,700,000	1,958,261
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2029	2,000,000	2,051,099
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2033	1,250,000	1,291,908
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2030	1,000,000	1,008,518
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2036	500,000	502,967
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (MCPHS University) Ser. H	5.00	7/1/2037	465,000	467,184
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Olin College) Ser. F	5.00	11/1/2037	725,000	820,078
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Olin College) Ser. F	5.00	11/1/2038	755,000	845,860
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	4.00	7/1/2036	2,480,000	2,505,757
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2037	705,000	737,644
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,730,000	1,730,026
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2025	700,000	703,474
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2029	1,000,000	1,001,314
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2028	750,000	761,251
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2036	2,000,000	2,087,876
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2036	1,340,000	1,362,987
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. N1	5.00	7/1/2032	940,000	1,046,412

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.6% (continued)
Massachusetts — 89.5% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2032	500,000	511,733
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2033	500,000	510,640
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2035	1,000,000	1,003,474
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2040	1,500,000	1,502,650
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2031	415,000	425,698
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Woods Hole Oceanographic Institution)	5.00	6/1/2026	850,000	874,065
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Woods Hole Oceanographic Institution)	5.00	6/1/2043	1,000,000	1,032,553
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. B	4.00	2/15/2036	2,800,000	3,075,227
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2032	515,000	563,048
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2035	400,000	433,313
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2036	450,000	486,122
Massachusetts Development Finance Agency, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	500,000	478,434
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2030	2,230,000	2,378,556
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(b)	1.60	12/1/2037	2,800,000	2,800,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Amherst College) Ser. J1	5.00	11/1/2035	1,350,000	1,623,541
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sustainable Bond) (Amherst College) Ser. J2	5.00	11/1/2033	2,000,000	2,347,370
Massachusetts Housing Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. A1	2.55	12/1/2040	1,500,000	1,197,897
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. B3	3.50	6/1/2029	2,395,000	2,398,986
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. F	2.95	12/1/2032	1,000,000	917,148
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 195	4.00	12/1/2048	445,000	446,737
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) Ser. 221	3.00	12/1/2050	1,145,000	1,129,595
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 183	3.50	12/1/2046	215,000	214,756
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 207	4.00	6/1/2049	1,150,000	1,156,374
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 211	3.50	12/1/2049	475,000	473,334
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. 220	3.00	12/1/2050	1,370,000	1,352,147
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2039	250,000	277,957
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2041	300,000	329,419
Massachusetts Port Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2034	1,500,000	1,642,380
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2029	1,000,000	1,065,330

Statements of Investments (Unaudited) (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.6% (continued)
Massachusetts — 89.5% (continued)
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2032	865,000	912,700
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2035	500,000	523,640
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	2,000,000	2,084,129
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	2,000,000	2,110,992
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2030	1,635,000	1,741,878
Massachusetts Transportation Fund, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2042	750,000	807,973
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B	5.00	8/1/2040	1,300,000	1,473,875
Medway, GO	3.00	9/1/2031	500,000	495,887
Medway, GO	3.00	9/1/2032	700,000	691,658
Middleborough, GO, Refunding	3.00	10/1/2034	1,455,000	1,395,290
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2030	315,000	315,043
Rockland, GO, Refunding	3.00	10/1/2032	1,000,000	968,539
Sharon, GO	3.00	2/15/2033	1,750,000	1,689,553
Somerville, GO, Refunding	3.00	6/1/2035	1,125,000	1,104,527
Waltham, GO	3.00	10/15/2032	1,160,000	1,143,118
Winchester, GO, Refunding	4.00	3/15/2038	1,065,000	1,117,893
Worcester, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	2.00	2/15/2033	2,000,000	1,753,754
				120,733,651
Nebraska — 2.3%
Central Plains Energy, Revenue Bonds, Refunding (Project No. 4) Ser. A(a)	5.00	11/1/2029	3,000,000	3,151,460
New York — 1.9%
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	2,675,000	2,499,117
U.S. Related — 1.1%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2031	100,000	109,669
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2034	100,000	110,765
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2038	125,000	136,755
Puerto Rico, Notes(b)	2.28	11/1/2051	416,675	226,567
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2027	310,000	321,062
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2028	260,000	272,669
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2029	285,000	302,294
				1,479,781
Total Investments (cost $138,802,734)			100.6%	135,663,178
Liabilities, Less Cash and Receivables			(.6%)	(772,738)
Net Assets			100.0%	134,890,440

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

See notes to financial statements.

Statements of Investments
February 28, 2025 (Unaudited)

BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.7%
Alabama — 1.2%
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C(a)	5.00	2/1/2031	1,000,000	1,067,109
Georgia — 1.5%
Main Street Natural Gas, Revenue Bonds, Ser. C(a)	5.00	12/1/2031	1,275,000	1,351,866
Illinois — 2.2%
Chicago, GO, Refunding, Ser. A	5.00	1/1/2026	500,000	505,624
Chicago, GO, Refunding, Ser. A	5.00	1/1/2029	500,000	523,338
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2036	1,000,000	1,008,826
				2,037,788
Kentucky — 1.7%
Kentucky Public Energy Authority, Revenue Bonds, Ser. C(a)	4.00	2/1/2028	1,500,000	1,514,958
Nebraska — 1.2%
Central Plains Energy, Revenue Bonds, Refunding (Project No. 4) Ser. A(a)	5.00	11/1/2029	1,000,000	1,050,487
New York — 89.0%
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2046	500,000	478,434
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.00	6/1/2034	345,000	344,985
Berne-Knox-Westerlo Central School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	2.00	7/1/2031	1,160,000	1,016,811
Brookhaven, GO, Refunding, Ser. C	2.00	1/15/2030	1,000,000	918,741
Build New York City Resource Corp., Revenue Bonds	5.00	12/1/2029	1,500,000	1,633,397
Build New York City Resource Corp., Revenue Bonds (KIPP NYC Public Charter Schools) (Sustainable Bond)	5.00	7/1/2042	1,000,000	1,037,017
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	5.00	9/1/2030	1,000,000	1,100,115
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	5.00	9/1/2039	1,000,000	1,077,301
Colonie, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	2.00	3/1/2030	1,025,000	924,202
Dutchess County Local Development Corp., Revenue Bonds (Marist College Project) Ser. A	5.00	7/1/2040	1,000,000	1,003,339
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2026	525,000	535,546
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2028	1,000,000	1,048,650
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2033	1,150,000	1,192,685
Empire State Development Corp., Revenue Bonds, Refunding, Ser. E2	4.00	3/15/2036	1,050,000	1,076,046
Erie County, GO, Ser. A	4.00	9/15/2038	1,400,000	1,463,160
Huntington, GO, Ser. A	2.00	6/15/2031	1,635,000	1,455,528
Island Trees Union Free School District, GO, Refunding (Insured; State Aid Withholding)	2.00	5/15/2032	1,545,000	1,350,623
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2035	1,215,000	1,242,313
Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2035	1,000,000	1,034,853
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2028	1,095,000	1,124,547

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.7% (continued)
New York — 89.0% (continued)
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2032	1,000,000	1,021,469
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. C	4.00	7/1/2035	1,000,000	1,009,558
Nassau County Local Economic Assistance Corp., Revenue Bonds (Roosevelt Children’s Academy Charter School) Ser. A	4.00	7/1/2033	730,000	734,065
New York City, GO Ser. D4(b)	1.50	8/1/2040	1,200,000	1,200,000
New York City, GO, Ser. D	5.00	4/1/2038	1,000,000	1,138,491
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond)	2.40	11/1/2030	720,000	664,526
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	1,000,000	1,000,153
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2033	1,540,000	1,480,469
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding(b)	1.50	6/15/2049	100,000	100,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	3.00	6/15/2038	500,000	461,226
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	1,000,000	1,066,901
New York City Transitional Finance Authority, Revenue Bonds, Ser. B	5.00	5/1/2035	1,000,000	1,144,866
New York City Transitional Finance Authority, Revenue Bonds, Ser. E1	4.00	2/1/2040	1,075,000	1,087,336
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. F1	5.00	11/1/2036	1,000,000	1,156,173
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	1,500,000	1,401,374
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(c)	5.00	11/15/2044	1,000,000	1,000,644
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project) Ser. 2(c)	5.15	11/15/2034	1,500,000	1,501,401
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	1,250,000	1,453,337
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.90	11/15/2031	1,000,000	865,842
New York Liberty Development Corp., Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	500,000	415,618
New York State Dormitory Authority, Revenue Bonds (Insured; State Aid Intercept) Ser. A1	4.00	7/1/2027	990,000	1,009,364
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2037	225,000	227,734
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2038	275,000	277,343
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2039	250,000	251,426
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2040	250,000	250,957
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan- Kettering Cancer Center)	4.00	7/1/2038	500,000	507,125
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group) (Insured; Assured Guaranty Corp.)	5.00	10/1/2039	875,000	967,888
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2032	1,420,000	1,427,118
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2038	1,000,000	1,088,864

Statements of Investments (Unaudited) (continued)

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.7% (continued)
New York — 89.0% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2034	1,000,000	1,141,907
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2037	1,250,000	1,291,053
New York State Energy Research & Development Authority, Revenue Bonds, Refunding (New York State Electric & Gas Corp.) Ser. C	4.00	4/1/2034	1,000,000	1,033,142
New York State Environmental Facilities Corp., Revenue Bonds, Refunding (New York City Municipal Finance Authority)	5.00	6/15/2041	1,100,000	1,230,215
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; State of New York Mortgage Agency) Ser. L1	1.50	11/1/2029	520,000	458,242
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	1,000,000	885,459
New York State Mortgage Agency, Revenue Bonds, Ser. 226	1.70	4/1/2027	1,270,000	1,210,067
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 203	3.10	10/1/2032	1,500,000	1,468,096
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond)	5.50	6/30/2038	1,000,000	1,091,504
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding (Buffalo Niagara International Airport)	5.00	4/1/2026	925,000	940,567
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 244	5.00	7/15/2038	625,000	725,789
South Glens Falls Central School District, GO, Refunding (Insured; State Aid Withholding) Ser. A	2.00	7/15/2030	1,000,000	913,785
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2029	1,000,000	1,026,556
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2035	710,000	747,293
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2037	250,000	261,430
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2038	250,000	260,447
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2040	575,000	591,254
The New York City Cultural Resources Trust, Revenue Bonds, Refunding (American Museum of Natural History) Ser. A	5.00	7/15/2034	460,000	539,294
The New York City Cultural Resources Trust, Revenue Bonds, Refunding (Lincoln Center for the Performing Arts) Ser. A	4.00	12/1/2034	1,270,000	1,326,663
The New York City Cultural Resources Trust, Revenue Bonds, Refunding (Lincoln Center for the Performing Arts) Ser. A	4.00	12/1/2035	1,275,000	1,325,789
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	12/1/2036	1,250,000	1,470,368
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2033	1,000,000	1,080,846
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A2(a)	2.00	5/15/2028	1,500,000	1,420,914
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	3.00	5/15/2032	1,000,000	988,634
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2028	1,270,000	1,350,105
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2034	1,500,000	1,537,233
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. TE-1	5.00	12/15/2035	1,000,000	1,148,854
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2031	1,105,000	983,705
Westchester County, GO, Ser. A	2.00	10/15/2032	1,000,000	866,660
Westchester County Local Development Corp., Revenue Bonds (Purchase Housing Corp. II Project)	5.00	6/1/2037	1,000,000	1,016,557

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.7% (continued)
New York — 89.0% (continued)
Westchester County Local Development Corp., Revenue Bonds (Westchester Medical Center Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.25	11/1/2031	1,500,000	1,674,774
Westchester County Local Development Corp., Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2026	1,210,000	1,232,466
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	4.00	10/15/2029	200,000	199,541
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	320,000	326,306
				80,735,076
U.S. Related — .9%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2032	100,000	110,181
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2035	150,000	165,499
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2039	125,000	135,622
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2027	140,000	144,996
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2028	120,000	125,847
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2029	140,000	148,495
				830,640
Total Long-Term Municipal Investments (cost $90,804,696)				88,587,924

	Annualized Yield (%)
Short-Term Investments — 1.4%
U.S. Government Securities — 1.4%
U.S. Treasury Bills(d) (cost $1,299,543)	4.28	3/4/2025	1,300,000	1,299,847
Total Investments (cost $92,104,239)			99.1%	89,887,771
Cash and Receivables (Net)			.9%	801,228
Net Assets			100.0%	90,688,999

GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to $2,502,045 or 2.8% of net assets.

(d)	Security is a discount security. Income is recognized through the accretion of discount.
See notes to financial statements.

Statements of Investments
February 28, 2025 (Unaudited)

BNY Mellon Municipal Opportunities Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — .4%
Commercial & Professional Services — .2%
The Trustees of Columbia University in the City of New York, Unscd. Bonds, Ser. 2024	4.36	10/1/2035	5,025,000	4,886,687
Industrial — .2%
LBJ Infrastructure Group LLC, Sr. Scd. Bonds(a)	3.80	12/31/2057	5,000,000	3,538,156
Total Bonds and Notes (cost $10,025,000)				8,424,843

Long-Term Municipal Investments — 100.3%
Alabama — 2.3%
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2048	5,000,000	5,121,323
Black Belt Energy Gas District, Revenue Bonds (Project No. 6) Ser. B(b)	4.00	12/1/2026	10,000,000	10,070,416
Black Belt Energy Gas District, Revenue Bonds, Ser. C(b)	5.00	7/1/2031	10,000,000	10,731,683
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2049	1,000,000	1,068,293
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	5,000,000	5,420,422
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 3) Ser. A1(b)	5.50	12/1/2029	5,000,000	5,366,268
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 5) Ser. A(b)	5.25	7/1/2029	5,575,000	5,911,393
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C(b)	5.00	11/1/2032	5,000,000	5,400,817
				49,090,615
Alaska — .2%
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B(c)	5.00	10/1/2034	1,500,000	1,662,257
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B(c)	5.00	10/1/2035	3,000,000	3,313,512
				4,975,769
Arizona — 2.6%
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects)(a)	5.00	7/1/2049	1,000,000	994,099
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.50	7/1/2038	1,240,000	1,261,478
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.63	7/1/2048	2,000,000	2,019,121
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.75	7/1/2053	3,260,000	3,288,830
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2039	1,325,000	1,335,234
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	1,610,473
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2049	2,500,000	2,634,501
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2054	2,750,000	2,880,165
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities LLC Project) Ser. A2	5.13	1/1/2059	1,750,000	1,662,433
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2041	720,000	694,178
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2051	1,750,000	1,579,012

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
Arizona — 2.6% (continued)
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2061	3,700,000	3,283,481
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project)(a)	5.00	12/15/2039	400,000	403,903
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project)(a)	5.00	12/15/2049	700,000	688,632
Arizona Industrial Development Authority, Revenue Bonds (MACOMBS Facility Project) Ser. A	4.00	7/1/2041	1,000,000	964,136
Arizona Industrial Development Authority, Revenue Bonds (NCCU Properties) (Insured; Build America Mutual) Ser. A	4.00	6/1/2044	2,000,000	1,918,710
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children’s Hospital Obligated Group)	3.00	2/1/2045	1,600,000	1,301,669
Arizona Industrial Development Authority, Revenue Bonds (Somerset Academy of Las Vegas)(a)	4.00	12/15/2041	500,000	455,337
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000	1,851,153
Arizona Industrial Development Authority, Revenue Bonds, Ser. B	5.13	1/1/2059	3,185,183	2,570,098
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,625,000	1,672,691
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. 2019F	3.00	1/1/2049	3,000,000	2,332,685
Maricopa County Pollution Control Corp., Revenue Bonds, Refunding (Southern California Edison)	2.40	6/1/2035	5,000,000	4,074,019
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2036	7,500,000	7,901,964
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(a)	5.00	6/15/2054	3,700,000	3,661,349
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(a)	5.00	6/15/2064	2,250,000	2,186,145
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy)(a)	5.00	6/15/2059	1,500,000	1,471,162
				56,696,658
Arkansas — 1.0%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (Hybar Steel Project) Ser. A(a)	6.88	7/1/2048	2,500,000	2,751,488
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	7,000,000	7,382,298
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2033	1,080,000	1,130,322
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2035	1,485,000	1,538,038
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	2,500,000	2,596,370
Arkansas University, Revenue Bonds (Fayetteville Campus) Ser. A	5.00	11/1/2049	2,750,000	2,961,018
Arkansas University, Revenue Bonds (Fayetteville Campus) Ser. A	5.00	11/1/2054	4,200,000	4,497,867
				22,857,401
California — 16.2%
California, GO	5.00	9/1/2044	2,000,000	2,227,097
California, GO, Refunding	5.25	10/1/2045	4,000,000	4,476,721
California, GO, Refunding	5.25	9/1/2047	1,000,000	1,103,155
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(b)	4.00	8/1/2031	3,000,000	3,030,815

Statements of Investments (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
California — 16.2% (continued)
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(b)	5.25	10/1/2031	6,000,000	6,333,956
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. C(b)	5.00	10/1/2032	10,000,000	10,756,769
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. H(b)	5.00	8/1/2033	2,500,000	2,756,684
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2043	1,250,000	1,296,389
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2048	2,750,000	2,838,020
California Community Housing Agency, Revenue Bonds (Creekwood Apartments) Ser. A(a)	4.00	2/1/2056	5,000,000	3,321,557
California Community Housing Agency, Revenue Bonds (Fountains at Emerald Park)(a)	3.00	8/1/2056	3,000,000	2,212,914
California Community Housing Agency, Revenue Bonds (Serenity at Larkspur Apartments) Ser. A(a)	5.00	2/1/2050	5,000,000	3,714,393
California Community Housing Agency, Revenue Bonds (Stoneridge Apartments) Ser. A(a)	4.00	2/1/2056	3,250,000	2,617,629
California Community Housing Agency, Revenue Bonds (Verdant at Green Valley Project)(a)	5.00	8/1/2049	5,000,000	4,726,203
California Educational Facilities Authority, Revenue Bonds (Sustainable Bond) (Loyola Marymount University)	5.00	10/1/2048	3,000,000	3,107,391
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	4/1/2042	2,000,000	2,032,148
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	4/1/2047	2,500,000	2,527,236
California Health Facilities Financing Authority, Revenue Bonds (Sustainable Bond)	4.35	6/1/2041	2,000,000	1,838,724
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group)	4.00	5/15/2046	5,000,000	5,013,570
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2049	1,500,000	1,596,561
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2054	1,500,000	1,586,743
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2059	1,000,000	1,055,288
California Infrastructure & Economic Development Bank, Revenue Bonds, Ser. A4(a),(b)	8.00	8/15/2025	20,000,000	20,658,668
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding, Ser. A(a),(b),(c)	9.50	1/1/2035	35,000,000	35,523,995
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2035	600,000	601,423
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	2,750,000	2,751,764
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2040	5,000,000	5,193,933
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2043	5,000,000	5,142,887
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2048	6,000,000	6,140,436
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2034	2,250,000	2,367,839
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2037	2,605,000	2,725,194
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2039	3,265,000	3,402,106
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2043	2,000,000	2,057,846
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2052	7,500,000	7,634,357
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside II)	5.00	5/15/2049	2,000,000	2,049,260

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
California — 16.2% (continued)
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A(a)	5.00	7/1/2040	1,515,000	1,481,425
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A(a)	5.00	7/1/2052	2,075,000	1,933,432
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A(a)	5.00	10/1/2049	1,515,000	1,469,184
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A(a)	5.00	10/1/2057	1,650,000	1,568,851
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions Project)	5.00	12/31/2047	2,250,000	2,263,976
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2041	1,200,000	1,207,381
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2047	700,000	700,890
California Municipal Finance Authority, Revenue Bonds (Palmdale Aerospace Academy Project) Ser. A(a)	5.00	7/1/2038	1,100,000	1,114,438
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,000,000	2,997,502
California Municipal Finance Authority, Revenue Bonds, (St. Ignatius College Preparatory) Ser. A	5.00	9/1/2049	1,000,000	1,093,024
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2042	1,000,000	1,013,062
California Public Finance Authority, Revenue Bonds (ENSO Village Project) Ser. 85(a)	3.13	5/15/2029	1,000,000	988,345
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	4.00	7/15/2051	3,555,000	3,473,234
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)(a)	5.00	11/15/2036	500,000	512,911
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)(a)	5.00	11/15/2051	250,000	239,903
California Public Works Board, Revenue Bonds (May Lee State Office Complex) Ser. A	5.00	4/1/2039	1,650,000	1,909,240
California Public Works Board, Revenue Bonds (May Lee State Office Complex) Ser. A	5.00	4/1/2041	1,500,000	1,701,390
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2036	300,000	293,656
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2041	500,000	464,172
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2051	750,000	642,958
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2061	2,270,000	1,873,400
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(a)	5.00	8/1/2038	1,000,000	1,029,214
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(a)	5.00	8/1/2048	2,750,000	2,787,974
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(a)	5.00	7/1/2037	590,000	603,614
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(a)	5.00	7/1/2047	870,000	876,714
California School Finance Authority, Revenue Bonds (Summit Public Schools Obligated Group)(a),(d)	5.00	6/1/2027	800,000	833,221
California School Finance Authority, Revenue Bonds (Summit Public Schools Obligated Group)(a)	5.00	6/1/2047	700,000	692,127
California School Finance Authority, Revenue Bonds, Refunding (Alliance for College-Ready Public Schools)(a)	5.00	7/1/2039	250,000	270,609

Statements of Investments (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
California — 16.2% (continued)
California School Finance Authority, Revenue Bonds, Refunding (Alliance for College-Ready Public Schools)(a)	5.00	7/1/2049	1,000,000	1,035,183
California School Finance Authority, Revenue Bonds, Refunding (Alliance for College-Ready Public Schools)(a)	5.00	7/1/2059	1,500,000	1,541,094
California School Finance Authority, Revenue Bonds, Refunding (New Designs Charter School) Ser. A(a)	5.00	6/1/2064	1,100,000	1,083,341
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(a)	5.25	12/1/2038	1,500,000	1,559,035
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(a)	5.00	12/1/2036	6,500,000	6,595,741
California Statewide Communities Development Authority, Revenue Bonds, Refunding (CHF-Irvine)	5.00	5/15/2040	2,000,000	2,026,061
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2042	1,600,000	1,562,662
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	1,500,000	1,517,826
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2044	3,000,000	3,001,475
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(a)	5.00	12/1/2033	1,000,000	1,040,884
California University, Revenue Bonds, Refunding, Ser. AZ	5.00	5/15/2043	5,000,000	5,217,701
CMFA Special Finance Agency, Revenue Bonds, Ser. A1(a)	3.00	12/1/2056	1,000,000	702,580
CMFA Special Finance Agency VIII, Revenue Bonds, (Elan Huntington Beach) Ser. A2(a)	4.00	8/1/2047	3,000,000	2,604,854
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	2.96	1/15/2046	2,000,000	1,450,200
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D	3.06	1/15/2043	1,000,000	771,106
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	4.09	1/15/2049	7,500,000	6,223,422
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. B1	3.95	1/15/2053	5,000,000	4,634,314
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	3.38	8/1/2045	1,200,000	1,084,949
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	5.00	8/1/2050	3,000,000	3,148,820
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Insured; State Appropriation) Ser. B	2.75	6/1/2034	5,000,000	4,337,978
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Insured; State Appropriation) Ser. B	3.29	6/1/2042	6,000,000	4,705,661
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	10,410,000	7,694,847
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2(e)	0.00	6/1/2066	10,000,000	1,179,610
Grant Joint Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)(e)	0.00	8/1/2029	2,080,000	1,807,705
Grant Joint Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)(e)	0.00	2/1/2033	4,380,000	3,374,221
Irvine, Special Assessment Bonds, Refunding	4.00	9/2/2029	1,000,000	1,005,153
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2037	10,000,000	11,291,379
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2054	2,505,000	2,645,207
Los Angeles Unified School District, GO, Refunding, Ser. A	5.00	7/1/2033	5,000,000	5,880,750
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)(e)	0.00	8/1/2032	2,500,000	1,981,498
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2047	8,500,000	8,581,242
Northern California Gas Authority No. 1, Revenue Bonds (Gas Project) Ser. B (3 Month TSFR +0.72%)(f)	3.78	7/1/2027	315,000	314,988
Oroville, Revenue Bonds (Oroville Hospital)	5.25	4/1/2039	1,750,000	1,417,653

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
California — 16.2% (continued)
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2039	1,000,000	866,104
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	2,000,000	1,901,137
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2051	2,500,000	2,327,608
San Diego County Regional Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2040	3,000,000	3,430,186
San Diego County Regional Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2041	1,900,000	2,158,449
San Diego County Regional Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2042	1,750,000	1,973,593
San Diego Unified School District, GO, Ser. A(e)	0.00	7/1/2025	2,385,000	2,362,016
San Diego Unified School District, GO, Ser. A(e)	0.00	7/1/2025	1,615,000	1,599,436
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2044	6,500,000	6,654,777
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B(e)	0.00	8/1/2030	3,020,000	2,545,200
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B(e)	0.00	8/1/2031	5,330,000	4,349,703
Tender Option Bond Trust Receipts (Series 2022-XL0357), (Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. H) Non- recourse, Underlying Coupon Rate 5.50%(a),(g),(h)	13.57	5/15/2047	8,010,000	8,561,179
The Morongo Band of Mission Indians, Revenue Bonds, Ser. A(a)	5.00	10/1/2042	1,000,000	1,019,390
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2037	500,000	502,616
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	800,000	801,843
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2039	1,000,000	993,508
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	500,000	492,676
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2039	900,000	931,720
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2040	1,000,000	1,028,687
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2045	1,000,000	1,017,250
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2049	1,000,000	1,011,014
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2039	425,000	460,286
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2040	365,000	392,444
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2041	420,000	448,411
				353,303,891
Colorado — 2.1%
Board of Governors of Colorado University System, Revenue Bonds, Refunding, (Insured; State Aid) Ser. C(d)	5.00	3/1/2028	1,720,000	1,834,861
Centennial Water & Sanitation District, Revenue Bonds	5.00	12/1/2053	2,500,000	2,675,348
Colorado Bridge & Tunnel Enterprise, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.50	12/1/2054	4,450,000	4,967,731
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Ascent Classical Academy Charter Schools)(a)	5.75	4/1/2059	2,000,000	2,063,848
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Ascent Classical Academy Charter Schools)(a)	5.80	4/1/2054	3,000,000	3,116,323
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,500,000	1,593,631
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	5.00	5/15/2035	5,380,000	6,044,013
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	5.00	5/15/2054	7,500,000	7,876,287

Statements of Investments (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
Colorado — 2.1% (continued)
Colorado School of Mines, Revenue Bonds, (Insured; State Aid) Ser. A	5.00	12/1/2054	3,750,000	3,962,112
Colorado Springs School District No. 11 Facilities Corp., COP (Insured; Build America Mutual)	5.25	12/15/2048	1,710,000	1,857,221
Colorado University, Revenue Bonds, Ser. A	5.00	6/1/2050	2,625,000	2,858,698
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A(a)	5.25	12/1/2039	2,205,000	2,208,989
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A(a)	5.25	12/1/2039	900,000	901,628
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	7/15/2037	1,000,000	902,957
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2033	1,000,000	1,024,861
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2035	1,000,000	1,012,737
				44,901,245
Connecticut — .4%
Connecticut, GO (Sustainable Bond) Ser. B	3.00	6/1/2038	5,250,000	4,786,353
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. M	4.00	7/1/2037	5,000,000	5,053,301
				9,839,654
District of Columbia — 2.0%
District of Columbia, GO, Refunding, Ser. A	5.25	1/1/2048	5,375,000	5,857,597
District of Columbia, Revenue Bonds (District of Columbia International School Obligated Group)	5.00	7/1/2049	4,265,000	4,298,946
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2039	1,275,000	1,259,206
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2044	1,240,000	1,165,586
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2049	1,375,000	1,245,089
District of Columbia, Revenue Bonds, Ser. A	5.00	7/1/2042	6,000,000	6,532,406
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. A	5.00	7/1/2048	5,000,000	5,051,223
Metropolitan Washington Airports Authority, Revenue Bonds (Dulles Metrorail & Capital Improvement Projects) (Insured; Assured Guaranty Corp.) Ser. B(e)	0.00	10/1/2036	6,275,000	4,093,735
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2053	5,000,000	4,704,082
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	3.00	7/15/2040	9,520,000	8,275,476
				42,483,346
Florida — 3.3%
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)(a)	5.00	12/15/2035	1,085,000	1,088,051
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)(a)	5.00	12/15/2040	1,220,000	1,211,637
Capital Trust Agency, Revenue Bonds (H-Bay Ministries-Superior Residences Project) Ser. A1(i)	5.00	7/1/2048	750,000	225,000
Capital Trust Agency, Revenue Bonds (H-Bay Ministries-Superior Residences Project) Ser. B(i)	5.00	7/1/2053	250,000	4,375
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2039	2,010,000	2,054,037
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2044	1,525,000	1,535,225
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2054	2,900,000	2,869,998
Collier County Health Facilities Authority, Revenue Bonds, Refunding (Moorings, Inc.) Ser. A	5.00	5/1/2045	2,500,000	2,479,693
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	4.00	12/15/2029	525,000	525,616
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	5.00	12/15/2034	500,000	518,740

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
Florida — 3.3% (continued)
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	5.00	12/15/2039	500,000	512,080
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2040	1,650,000	1,670,701
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2050	6,500,000	6,509,931
Florida Development Finance Corp., Revenue Bonds, Refunding (Glenridge on Palmer Ranch Obligated Group)(a)	5.00	6/1/2051	1,250,000	1,215,138
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Rollins College Project)	4.13	12/1/2054	2,590,000	2,428,325
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Rollins College Project) Ser. A	3.00	12/1/2048	7,500,000	5,656,949
Halifax Hospital Medical Center, Revenue Bonds (Daytona Beach)	4.25	6/1/2054	2,000,000	1,889,500
Halifax Hospital Medical Center, Revenue Bonds (Daytona Beach)	5.25	6/1/2054	5,000,000	5,356,621
Hillsborough County Industrial Development Authority, Revenue Bonds (Tampa General Hospital Project)	4.00	8/1/2045	2,220,000	2,081,125
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/1/2040	7,545,000	7,581,222
Miami-Dade County, Revenue Bonds (LOC; TD Bank NA) Ser. E(g)	1.85	10/1/2048	2,800,000	2,800,000
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000	1,514,559
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2040	1,625,000	1,637,720
Miami-Dade County Expressway Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,050,000	1,053,785
Miami-Dade County Health Facilities Authority, Revenue Bonds, Refunding (Children’s Hospital Colorado Obligated Group)	5.00	8/1/2042	2,000,000	2,036,042
Miami-Dade County Seaport Department, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A1	4.00	10/1/2045	2,500,000	2,335,781
Miami-Dade County Water & Sewer System, Revenue Bonds, Ser. A	5.25	10/1/2054	5,000,000	5,442,806
Pasco County, Revenue Bonds (H Lee Moffitt Cancer Center Project) (Insured; Assured Guaranty Municipal Corp.)	5.75	9/1/2054	1,000,000	1,096,057
Seminole County, Revenue Bonds, Refunding	5.00	10/1/2052	3,600,000	3,792,678
Tampa, Revenue Bonds, Ser. A(e)	0.00	9/1/2041	1,000,000	482,480
Tampa, Revenue Bonds, Ser. A(e)	0.00	9/1/2042	1,000,000	454,979
Tampa, Revenue Bonds, Ser. A(e)	0.00	9/1/2045	1,850,000	709,098
Tampa, Revenue Bonds, Ser. A(e)	0.00	9/1/2049	1,800,000	552,237
				71,322,186
Georgia — 3.5%
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2040	250,000	255,216
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2050	300,000	299,339
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2055	400,000	394,196
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.25	10/1/2049	3,000,000	3,196,853
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.25	10/1/2054	3,000,000	3,179,933
Fulton County Development Authority, Revenue Bonds, Refunding (Robert W. Woodruff Arts Center)	5.00	3/15/2044	6,000,000	6,181,592
George L Smith II Congress Center Authority, Revenue Bonds (Convention Center Hotel)(a)	5.00	1/1/2054	3,000,000	2,919,057
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	4.00	1/1/2049	2,000,000	1,890,323
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	2,250,000	2,362,777

Statements of Investments (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
Georgia — 3.5% (continued)
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	4.00	1/1/2051	1,000,000	927,966
Georgia Ports Authority, Revenue Bonds	5.25	7/1/2043	6,245,000	6,879,141
Main Street Natural Gas, Revenue Bonds, Ser. A(b)	5.00	6/1/2032	3,500,000	3,774,967
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2043	1,500,000	1,541,200
Main Street Natural Gas, Revenue Bonds, Ser. B(b)	5.00	6/1/2029	5,000,000	5,227,248
Main Street Natural Gas, Revenue Bonds, Ser. C(b)	5.00	12/1/2031	10,000,000	10,602,871
Main Street Natural Gas, Revenue Bonds, Ser. D(b)	5.00	12/1/2030	5,000,000	5,269,015
Main Street Natural Gas, Revenue Bonds, Ser. E(b)	5.00	12/1/2032	10,500,000	11,211,425
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds (Sustainable Bond) Ser. B	5.00	7/1/2042	1,000,000	1,112,020
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds (Sustainable Bond) Ser. B	5.00	7/1/2044	1,250,000	1,366,795
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2044	1,500,000	1,504,239
The Atlanta Development Authority, Tax Allocation Bonds (Westside Gulch Area Project) Ser. A1(a)	5.00	4/1/2034	1,250,000	1,270,807
The Atlanta Development Authority, Tax Allocation Bonds (Westside Gulch Area Project) Ser. A2(a)	5.50	4/1/2039	2,500,000	2,584,599
Valdosta & Lowndes County Hospital Authority, Revenue Bonds (South Georgia Medical Center Obligated Group)	5.00	10/1/2054	2,000,000	2,132,721
				76,084,300
Hawaii — .5%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (The Queen’s Health Systems Obligated Group) Ser. A	5.00	7/1/2035	7,000,000	7,035,730
Honolulu City & County Wastewater System, Revenue Bonds, Refunding (Senior- First Bond Solutions) Ser. A(c)	5.00	7/1/2034	750,000	872,019
Honolulu City & County Wastewater System, Revenue Bonds, Refunding (Senior- First Bond Solutions) Ser. A(c)	5.00	7/1/2035	1,715,000	2,009,065
				9,916,814
Idaho — .7%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2046	2,000,000	1,886,356
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2051	2,500,000	2,301,986
Idaho Housing & Finance Association, Revenue Bonds, Ser. A	5.00	8/15/2043	9,655,000	10,562,863
				14,751,205
Illinois — 7.0%
Chicago, GO, Ser. A	5.50	1/1/2049	4,000,000	4,088,795
Chicago, GO, Refunding, Ser. A	5.00	1/1/2032	600,000	630,025
Chicago Board of Education, GO, Ser. A	5.00	12/1/2041	1,000,000	1,011,385
Chicago Board of Education, GO, Ser. A	5.88	12/1/2047	2,500,000	2,690,524
Chicago Board of Education, GO, Ser. A(a)	7.00	12/1/2046	5,000,000	5,286,464
Chicago Board of Education, GO, Ser. B	6.50	12/1/2046	4,500,000	4,621,969
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2026	1,170,000	1,202,354
Chicago Board of Education, GO, Refunding, Ser. A	4.00	12/1/2027	750,000	750,106
Chicago Board of Education, GO, Refunding, Ser. A	7.00	12/1/2044	2,500,000	2,539,953
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	600,000	618,210
Chicago Board of Education, GO, Refunding, Ser. B(a)	6.75	12/1/2030	7,500,000	8,066,424
Chicago Board of Education, GO, Refunding, Ser. B(a)	7.00	12/1/2042	10,000,000	10,630,696
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,700,000	1,717,562

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
Illinois — 7.0% (continued)
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,600,000	1,609,611
Chicago Board of Education, Revenue Bonds	6.00	4/1/2046	1,500,000	1,542,556
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2046	5,000,000	5,027,950
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	3,000,000	3,116,626
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	6,800,000	6,863,984
Chicago Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	1/1/2041	7,225,000	7,958,241
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2041	1,350,000	1,483,619
Chicago Waterworks, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	11/1/2038	1,150,000	1,261,075
Chicago Waterworks, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	11/1/2039	6,080,000	6,630,509
Cook County, Revenue Bonds, Refunding, Ser. A	5.25	11/15/2045	5,000,000	5,372,127
Illinois, GO	5.50	5/1/2030	2,500,000	2,684,407
Illinois, GO	5.50	5/1/2039	2,500,000	2,716,062
Illinois, GO, Ser. A	5.00	5/1/2042	2,500,000	2,567,651
Illinois, GO, Ser. A	5.00	3/1/2046	2,500,000	2,587,606
Illinois, GO, Ser. B	5.00	5/1/2038	2,000,000	2,213,657
Illinois, GO, Ser. B	5.00	5/1/2039	1,000,000	1,100,461
Illinois, GO, Ser. B	5.25	5/1/2044	1,000,000	1,080,344
Illinois, GO, Ser. B	5.25	5/1/2045	2,000,000	2,148,210
Illinois, GO, Ser. B	5.25	5/1/2047	1,000,000	1,065,410
Illinois, GO, Ser. B	5.25	5/1/2048	2,500,000	2,652,464
Illinois, GO, Ser. B	5.25	5/1/2049	2,000,000	2,115,864
Illinois, GO, Ser. D	5.00	11/1/2028	5,150,000	5,405,200
Illinois, Revenue Bonds, Ser. B	5.00	6/15/2039	5,000,000	5,541,094
Illinois Finance Authority, Revenue Bonds (Shedd Aquarium Society Project)	5.00	6/1/2047	1,000,000	1,030,541
Illinois Finance Authority, Revenue Bonds (The Chicago School)	5.25	4/1/2043	1,445,000	1,513,251
Illinois Finance Authority, Revenue Bonds, Refunding (Franciscan Communities Obligated Group) Ser. A	5.00	5/15/2037	3,000,000	3,041,329
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2041	500,000	565,965
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2042	1,000,000	1,124,100
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2043	900,000	1,005,461
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2044	750,000	832,422
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. B	5.25	4/1/2038	3,000,000	3,468,967
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. B	5.25	4/1/2039	1,000,000	1,151,957
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2042	4,000,000	4,411,862
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	6,000,000	6,823,690
Metropolitan Pier & Exposition Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A(e)	0.00	12/15/2040	10,000,000	5,194,462

Statements of Investments (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
Illinois — 7.0% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	4.00	12/15/2047	2,000,000	1,862,760
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	2,000,000	2,050,696
				152,676,658
Indiana — .9%
Indiana Finance Authority, Revenue Bonds (Butler University Project)	4.00	2/1/2044	2,595,000	2,433,818
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2032	320,000	344,176
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2033	410,000	441,603
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2038	750,000	794,877
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2043	855,000	882,515
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2053	2,300,000	2,334,268
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.13	6/1/2058	1,650,000	1,684,449
Indiana Finance Authority, Revenue Bonds (U.S. Steel Corp.) Ser. A	6.75	5/1/2039	1,000,000	1,144,549
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2054	4,000,000	4,205,915
Northern Indiana Commuter Transportation District, Revenue Bonds	5.25	1/1/2049	3,000,000	3,245,083
Valparaiso, Revenue Bonds, Refunding (Pratt Paper (IN) LLC Project)(a)	5.00	1/1/2054	3,000,000	3,068,406
				20,579,659
Iowa — .5%
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond)	5.00	8/1/2041	4,000,000	4,448,963
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond)	5.00	8/1/2042	4,000,000	4,410,471
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2040	1,000,000	989,766
				9,849,200
Kentucky — .7%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2047	1,660,000	1,660,840
Kentucky Property & Building Commission, Revenue Bonds (Project No. 126) Ser. A	5.00	5/1/2041	3,060,000	3,311,215
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(b)	5.00	7/1/2030	5,000,000	5,299,753
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A(b)	5.25	12/1/2029	5,000,000	5,331,147
				15,602,955
Louisiana — 1.4%
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A(a)	5.50	6/15/2038	3,200,000	3,249,085
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A(a)	5.63	6/15/2048	4,350,000	4,379,400
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Louisiana Utilities Restoration Corp.) Ser. A-3	5.20	12/1/2039	8,000,000	8,184,107
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners LLC)	5.50	9/1/2054	8,700,000	9,335,795
Louisiana Public Facilities Authority, Revenue Bonds (Louisiana Children’s Medical Center Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	3.00	6/1/2050	1,000,000	764,129
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University) Ser. A(d)	4.00	4/1/2030	240,000	250,947
St. James Parish, Revenue Bonds (NuStar Logistics Project) Ser. 2(a)	6.35	7/1/2040	4,115,000	4,529,069
				30,692,532

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
Maine — .1%
Maine Housing Authority, Revenue Bonds (Sustainable Bond) Ser. D	4.70	11/15/2053	2,500,000	2,518,935
Maryland — .4%
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2044	200,000	204,071
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2049	750,000	759,882
Maryland Stadium Authority, Revenue Bonds (Football Stadium) Ser. A	5.00	3/1/2035	3,500,000	3,957,728
Maryland Stadium Authority, Revenue Bonds (Football Stadium) Ser. A	5.00	3/1/2036	3,000,000	3,381,595
				8,303,276
Massachusetts — 4.0%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	755,000	756,239
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2054	770,000	770,336
Massachusetts, GO, Ser. D	5.00	7/1/2045	5,000,000	5,273,288
Massachusetts, GO, Ser. E	5.00	11/1/2045	7,070,000	7,478,126
Massachusetts, GO, Refunding, Ser. E	1.77	11/1/2032	90,000	74,341
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A2	5.00	7/1/2052	2,000,000	2,126,051
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2038	10,715,000	12,366,909
Massachusetts Development Finance Agency, Revenue Bonds (Bentley University)	5.00	7/1/2040	5,500,000	5,599,088
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	4,060,000	4,139,026
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.25	1/1/2042	5,500,000	5,568,644
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2046	2,015,000	2,012,827
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	4.00	7/1/2045	2,500,000	2,472,642
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2040	1,000,000	1,019,726
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)(a)	5.00	10/1/2057	2,150,000	2,150,475
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,500,000	1,500,022
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2036	2,115,000	2,117,260
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons University) Ser. N	5.00	10/1/2043	1,000,000	961,696
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	4.00	10/1/2045	500,000	478,169
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,375,000	1,335,680
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Inc.)(a)	5.13	11/15/2046	1,500,000	1,536,768
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)(a)	5.00	10/1/2037	1,000,000	1,017,948
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)(a)	5.00	10/1/2047	3,000,000	3,012,303
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(g)	1.60	12/1/2037	3,000,000	3,000,000
Massachusetts School Building Authority, Revenue Bonds, Ser. B	5.25	2/15/2048	10,000,000	10,391,490
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.25	2/15/2048	9,500,000	9,871,915
				87,030,969
Michigan — 1.4%
Detroit, COP (Insured; Financial Guaranty Insurance Co.)(i)	4.61	6/15/2015	5,553,415	5,150,792

Statements of Investments (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
Michigan — 1.4% (continued)
Detroit, GO	5.00	4/1/2028	900,000	947,555
Detroit, GO	5.00	4/1/2029	1,000,000	1,048,573
Detroit, GO	5.00	4/1/2030	700,000	733,147
Detroit, GO	5.00	4/1/2031	1,000,000	1,043,596
Detroit, GO	5.00	4/1/2032	850,000	884,416
Detroit, GO	5.00	4/1/2033	1,150,000	1,194,687
Detroit, GO	5.00	4/1/2034	1,000,000	1,037,268
Detroit, GO	5.00	4/1/2035	1,660,000	1,718,870
Detroit, GO	5.00	4/1/2036	1,200,000	1,240,768
Detroit, GO	5.00	4/1/2038	1,235,000	1,272,250
Detroit, GO (Sustainable Bond) Ser. A	5.00	4/1/2046	1,250,000	1,284,121
Detroit, GO (Sustainable Bond) Ser. A	5.00	4/1/2050	2,000,000	2,038,350
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	1,500,000	1,477,266
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	2,100,000	2,032,256
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C(e)	0.00	6/1/2058	30,000,000	1,040,967
Michigan University, Revenue Bonds, Ser. A	3.50	4/1/2052	7,290,000	5,677,682
				29,822,564
Minnesota — .4%
Forest Lake, Revenue Bonds, Refunding (North Lakes Academy Project)	5.00	7/1/2056	4,000,000	3,545,693
Minneapolis, Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2038	5,000,000	5,034,618
				8,580,311
Mississippi — .2%
Mississippi Development Bank, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)(d)	5.00	12/1/2025	2,500,000	2,543,674
Mississippi Development Bank, Revenue Bonds (Jackson Water & Sewer System Project) (Insured; Assured Guaranty Municipal Corp.)	6.88	12/1/2040	1,625,000	1,651,748
				4,195,422
Missouri — .3%
Metropolitan St. Louis Sewer District, Revenue Bonds, Refunding, Ser. B	5.00	5/1/2047	2,805,000	2,997,693
Metropolitan St. Louis Sewer District, Revenue Bonds, Refunding, Ser. B	5.25	5/1/2052	3,000,000	3,225,248
				6,222,941
Montana — .1%
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. A	4.00	8/15/2036	1,250,000	1,264,693
Nebraska — .9%
Central Plains Energy, Revenue Bonds, Refunding (Central Plains Energy Project)(b)	4.00	8/1/2025	10,000,000	10,021,698
Tender Option Bond Trust Receipts (Series 2022-XL0356), (Omaha Public Power District, Revenue Bonds, Refunding, Ser. A) Non-recourse, Underlying Coupon Rate 5.00%(a),(g),(h)	10.81	2/1/2042	10,000,000	10,299,926
				20,321,624
Nevada — 0.0%
Nevada Department of Business & Industry, Revenue Bonds (Sustainable Bond) (Fulcrum Sierra Biofuels Project)(a),(i)	6.25	12/15/2037	3,928,971	393
Nevada Department of Business & Industry, Revenue Bonds (Sustainable Bond) (Fulcrum Sierra Biofuels Project) Ser. B(a)	5.13	12/15/2037	1,058,975	106
				499
New Hampshire — .1%
New Hampshire Business Finance Authority, Revenue Bonds (Presbyterian Senior Living Project) Ser. A	5.25	7/1/2048	2,500,000	2,613,217

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
New Jersey — 2.6%
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2037	2,000,000	2,248,135
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2038	2,250,000	2,515,162
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2039	1,250,000	1,387,109
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.13	1/1/2034	5,325,000	5,330,537
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.38	1/1/2043	5,500,000	5,503,923
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2030	1,500,000	1,536,770
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.00	6/15/2041	1,000,000	1,110,548
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.00	6/15/2042	2,000,000	2,205,550
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.00	6/15/2043	1,000,000	1,095,866
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.00	6/15/2044	2,000,000	2,178,005
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.25	6/15/2055	2,500,000	2,694,285
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC(d)	5.50	12/15/2032	1,000,000	1,188,058
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2030	3,000,000	3,073,920
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2031	2,000,000	2,045,849
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2035	5,000,000	5,774,366
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.25	6/15/2042	2,000,000	2,217,657
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. A	4.00	1/1/2035	2,000,000	2,155,978
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	2.78	1/1/2040	2,000,000	1,546,129
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,250,000	1,273,862
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	1,500,000	1,516,301
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,000,000	3,033,771
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	5,000,000	5,101,081
				56,732,862
New York — 10.9%
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.50	6/1/2044	400,000	390,092
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.75	6/1/2054	1,000,000	991,690
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	5.00	6/1/2064	2,600,000	2,613,452
Build New York City Resource Corp., Revenue Bonds (Hellenic Classical Charter Schools) Ser. A(a)	5.00	12/1/2041	1,200,000	1,156,884
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2032	500,000	508,359
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2037	700,000	707,831
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2047	1,000,000	1,001,933
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2041	525,000	474,592
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2051	690,000	578,459
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2056	450,000	367,023
Build New York City Resource Corp., Revenue Bonds (Shefa School Project) Ser. A(a)	2.50	6/15/2031	250,000	225,780
Build New York City Resource Corp., Revenue Bonds (Shefa School Project) Ser. A(a)	5.00	6/15/2051	1,250,000	1,209,768
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2052	1,500,000	1,548,912

Statements of Investments (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
New York — 10.9% (continued)
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2057	1,750,000	1,805,238
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	6,000,000	6,169,551
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C2	5.18	11/15/2049	780,000	715,649
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2056	5,000,000	5,000,002
Monroe County Industrial Development Corp., Revenue Bonds (Eugenio Maria De Hostos Charter School Project)(a)	5.00	7/1/2044	1,320,000	1,358,449
Monroe County Industrial Development Corp., Revenue Bonds (Eugenio Maria De Hostos Charter School Project)(a)	5.00	7/1/2054	2,000,000	2,014,847
Monroe County Industrial Development Corp., Revenue Bonds (Sustainable Bond) (Insured; FNMA HUD SECT 8) Ser. A	4.72	1/1/2044	1,500,000	1,543,630
New York City, GO, Ser. C1	5.00	9/1/2042	2,985,000	3,297,699
New York City, GO, Ser. C1	5.00	9/1/2043	3,000,000	3,282,955
New York City, GO, Ser. D	5.00	4/1/2038	5,000,000	5,692,454
New York City, GO, Ser. D	5.25	4/1/2047	5,000,000	5,442,123
New York City, GO, Ser. F1	3.00	3/1/2041	1,215,000	1,032,539
New York City, GO, Refunding, Ser. F1	5.00	8/1/2034	5,705,000	6,539,152
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2039	4,285,000	3,809,196
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2040	1,750,000	1,525,438
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2046	5,000,000	3,954,730
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	3.00	3/1/2036	2,500,000	2,390,299
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.00	5/1/2041	6,775,000	7,459,927
New York City Transitional Finance Authority, Revenue Bonds, Ser. F1	5.25	2/1/2053	2,500,000	2,709,770
New York City Transitional Finance Authority, Revenue Bonds, Ser. G1	5.00	5/1/2044	5,000,000	5,421,451
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S1A	3.00	7/15/2039	1,750,000	1,564,239
New York Counties Tobacco Trust VI, Revenue Bonds, Refunding, Ser. A2B	5.00	6/1/2045	4,500,000	4,200,891
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000	3,703,072
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(a)	5.00	11/15/2044	8,000,000	8,005,153
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	3.00	11/15/2051	2,500,000	1,859,436
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. D	5.00	10/1/2038	5,000,000	5,547,581
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group)	5.25	10/1/2049	500,000	522,900
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group) (Insured; Assured Guaranty Corp.)	5.50	10/1/2054	1,000,000	1,089,773
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.25	3/15/2052	3,500,000	3,798,951
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. P	5.25	1/1/2054	1,500,000	1,618,481
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	5,000,000	4,884,118
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2034	4,000,000	4,121,163
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2035	8,000,000	8,375,794
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2036	2,500,000	2,568,500

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
New York — 10.9% (continued)
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2040	5,000,000	5,168,311
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2038	2,805,000	2,970,190
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2039	4,000,000	4,212,129
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2041	5,335,000	5,562,105
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2042	3,000,000	3,111,767
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.25	6/30/2049	5,000,000	5,221,840
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.50	6/30/2054	5,000,000	5,299,559
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/30/2049	2,000,000	2,065,345
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	2.25	8/1/2026	420,000	410,942
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	1,000,000	947,939
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	4.00	12/1/2039	2,000,000	1,945,521
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2035	400,000	422,625
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2037	700,000	734,363
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport)	5.25	8/1/2031	1,240,000	1,302,435
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport)	5.38	8/1/2036	1,000,000	1,046,290
New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal) (Insured; Assured Guaranty Corp.) Ser. A	5.25	12/31/2054	7,500,000	7,970,667
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	4,000,000	3,753,439
Oneida Indian Nation of New York, Revenue Bonds, Ser. B(a)	6.00	9/1/2043	1,150,000	1,261,616
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2030	1,675,000	1,814,099
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	5,000,000	5,158,885
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.25	12/1/2054	8,000,000	8,657,408
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2059	5,000,000	5,387,371
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2064	5,000,000	5,367,650
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A2	5.25	5/15/2059	6,000,000	6,424,578
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A3	5.25	5/15/2064	10,000,000	10,637,227
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	5.00	5/15/2040	4,000,000	4,382,235
				236,036,462
North Carolina — .1%
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2049	1,500,000	1,545,088

Statements of Investments (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
North Dakota — .3%
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond)	4.50	7/1/2043	2,835,000	2,860,723
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond)	4.55	7/1/2048	3,410,000	3,434,641
				6,295,364
Ohio — 2.0%
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.25	12/1/2038	2,420,000	2,484,982
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2043	1,580,000	1,614,013
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2053	1,500,000	1,514,532
Dayton-Montgomery County Port Authority, Revenue Bonds (Dayton Regional STEM Schools Project)	5.00	12/1/2044	500,000	512,662
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	3.00	8/1/2040	1,600,000	1,355,488
Ohio, GO, Ser. A	3.00	5/1/2039	5,000,000	4,536,455
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2035	3,000,000	3,012,143
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2039	2,000,000	2,007,250
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2038	1,600,000	1,603,833
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2039	800,000	800,402
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2040	1,300,000	1,291,855
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	5.00	1/15/2036	1,400,000	1,477,083
Ohio Air Quality Development Authority, Revenue Bonds (Pratt Paper Project)(a)	4.25	1/15/2038	2,500,000	2,508,525
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	5,000,000	4,461,403
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2047	5,000,000	4,277,245
Ohio Turnpike & Infrastructure Commission, Revenue Bonds (Convertible Cabs)(j)	5.70	2/15/2034	3,000,000	3,456,231
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds (Sustainable Bond) Ser. B	5.00	12/1/2043	5,000,000	5,479,631
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Ser. C(g)	1.50	12/1/2054	900,000	900,000
Toledo-Lucas County Port Authority, Revenue Bonds (University of Toledo Parking Project)	4.00	1/1/2051	1,000,000	922,925
				44,216,658
Oklahoma — 1.4%
Oklahoma City Water Utilities Trust, Revenue Bonds	5.00	7/1/2049	6,500,000	7,052,972
Oklahoma City Water Utilities Trust, Revenue Bonds	5.00	7/1/2054	7,000,000	7,532,939
Oklahoma Turnpike Authority, Revenue Bonds, Ser. A	5.25	1/1/2050	5,000,000	5,485,620
Oklahoma Turnpike Authority, Revenue Bonds, Ser. A	5.50	1/1/2054	5,000,000	5,572,503
Oklahoma Water Resources Board, Revenue Bonds, Ser. B	4.25	10/1/2050	5,420,000	5,449,235
				31,093,269
Oregon — .2%
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(j)	5.00	6/15/2037	310,000	339,180
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(j)	5.00	6/15/2038	280,000	305,219
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(j)	5.00	6/15/2039	325,000	351,768
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(j)	5.00	6/15/2040	200,000	214,794

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
Oregon — 0.2% (continued)
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(j)	5.00	6/15/2041	200,000	212,780
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(j)	5.00	6/15/2042	200,000	210,625
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(j)	5.00	6/15/2043	280,000	293,003
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(j)	5.00	6/15/2045	815,000	846,619
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Sustainable Bond) Ser. B(a)	5.00	11/1/2036	700,000	749,928
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Sustainable Bond) Ser. B(a)	5.00	11/1/2039	700,000	744,313
				4,268,229
Pennsylvania — 1.0%
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2035	3,500,000	3,679,326
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	4.00	4/1/2039	1,500,000	1,507,016
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2037	600,000	637,223
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2038	1,085,000	1,147,141
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2039	1,100,000	1,157,808
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2040	1,300,000	1,364,548
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2041	1,750,000	1,827,204
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2046	2,000,000	2,058,506
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2046	685,000	577,781
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2051	700,000	563,378
Lehigh County General Purpose Authority, Revenue Bonds, Refunding (Muhlenberg College Project)	5.25	2/1/2054	1,600,000	1,672,240
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2044	1,750,000	1,649,477
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Tapestry Moon Senior Housing Project)(a),(i)	6.50	12/1/2038	3,000,000	900,000
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2057	1,000,000	1,030,021
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. A	3.00	12/1/2051	3,000,000	2,283,133
				22,054,802
Rhode Island — .7%
Rhode Island Health & Educational Building Corp., Revenue Bonds	5.25	8/15/2043	1,000,000	1,045,998
Rhode Island Health & Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	5/15/2043	5,690,000	6,120,905
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2045	7,000,000	7,023,974
				14,190,877
South Carolina — 1.2%
South Carolina Housing Finance & Development Authority, Revenue Bonds (Edgewood Place Apartment) (Insured; Federal National Mortgage Association) Ser. A	4.80	7/1/2045	2,000,000	2,056,140

Statements of Investments (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
South Carolina — 1.2% (continued)
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Novant Health Obligated Group) Ser. A	5.50	11/1/2045	4,715,000	5,278,195
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (McLeod Health Project)	4.25	11/1/2054	2,500,000	2,459,524
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (McLeod Health Project)	5.25	11/1/2054	5,000,000	5,403,730
South Carolina Public Service Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2050	3,500,000	3,711,139
South Carolina Public Service Authority, Revenue Bonds, Ser. A	5.25	12/1/2050	1,200,000	1,292,907
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2036	2,000,000	2,034,123
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. C	5.00	12/1/2046	1,370,000	1,370,456
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	4.00	4/15/2036	1,370,000	1,385,764
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	4.00	4/15/2037	835,000	841,527
				25,833,505
Tennessee — 1.3%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(g)	1.63	7/1/2031	100,000	100,000
Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds (Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/1/2053	1,000,000	1,076,101
New Memphis Arena Public Building Authority, Revenue Bonds(j)	4.00	4/1/2031	750,000	709,837
New Memphis Arena Public Building Authority, Revenue Bonds (Memphis Project)(e)	0.00	4/1/2032	775,000	582,816
Tennergy Corp., Revenue Bonds, Ser. A(b)	5.00	12/1/2029	10,000,000	10,585,394
Tennessee, GO, Ser. A	5.00	5/1/2041	8,430,000	9,449,091
Tennessee Energy Acquisition Corp., Revenue Bonds, Refunding (Gas Project) Ser. A(b)	5.00	5/1/2028	5,000,000	5,197,720
				27,700,959
Texas — 12.6%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.50	6/15/2044	830,000	802,956
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.75	6/15/2049	915,000	900,603
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.88	6/15/2054	1,050,000	1,041,291
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.88	6/15/2059	1,000,000	982,897
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	5.00	6/15/2064	1,200,000	1,193,959
Arlington Higher Education Finance Corp., Revenue Bonds (Harmony Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2049	6,000,000	5,793,229
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2038	1,000,000	1,002,299
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2048	1,900,000	1,838,574
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2053	925,000	883,940
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2036	1,315,000	1,332,845
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000	1,103,049
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2036	330,000	309,669
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2041	610,000	541,322
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2046	860,000	734,967
Austin Airport System, Revenue Bonds, Ser. A	5.00	11/15/2046	13,120,000	13,236,477
Bexar County Health Facilities Development Corp., Revenue Bonds, Refunding (Army Retirement Residence Foundation)	5.00	7/15/2041	1,750,000	1,750,897

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
Texas — 12.6% (continued)
Celina Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2042	3,530,000	3,904,216
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	1,250,000	1,304,863
Central Texas Turnpike System, Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2039	1,500,000	1,686,403
Central Texas Turnpike System, Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2040	1,000,000	1,115,252
Central Texas Turnpike System, Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2041	750,000	826,658
Central Texas Turnpike System, Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2042	750,000	818,857
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	6.13	8/15/2048	18,000,000	18,103,331
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) (Insured; Permanent School Fund Guaranteed)	5.00	8/15/2047	4,305,000	4,576,455
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	5.00	12/1/2045	3,855,000	3,855,686
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2044	5,000,000	4,915,724
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2049	2,000,000	1,924,201
Collin County, GO	5.00	2/15/2040	5,000,000	5,525,043
Columbia-Brazoria Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2043	1,935,000	2,135,250
Columbia-Brazoria Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2044	2,025,000	2,234,419
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2047	3,625,000	3,867,866
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guaranteed) Ser. B	4.50	2/15/2045	3,000,000	3,100,795
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	2,290,000	1,816,651
Danbury Higher Education Authority, Revenue Bonds, Ser. A	5.00	8/15/2039	2,000,000	1,894,941
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2054	6,300,000	6,261,978
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.00	10/1/2043	5,000,000	5,172,610
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B(j)	5.20	10/1/2031	2,000,000	2,151,025
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B(j)	5.40	10/1/2033	2,500,000	2,699,644
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B(j)	5.45	10/1/2034	2,235,000	2,413,396
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000	4,664,644
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Texas Children’s Hospital Obligated Group) Ser. A	3.00	10/1/2051	5,000,000	3,901,776
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2039	900,000	877,411
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2040	1,000,000	963,417
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2041	750,000	711,626
Houston, GO, Refunding, Ser. A	5.00	3/1/2040	3,000,000	3,361,073
Houston, GO, Refunding, Ser. A	5.00	3/1/2042	4,000,000	4,389,794
Houston, GO, Refunding, Ser. A	5.25	3/1/2049	5,000,000	5,447,567
Houston Airport System, Revenue Bonds (United Airlines) Ser. B	5.50	7/15/2038	2,500,000	2,706,002
Houston Airport System, Revenue Bonds, (United Airlines)	4.00	7/15/2041	2,250,000	2,148,661
Houston Airport System, Revenue Bonds, (United Airlines) Ser. B	5.50	7/15/2039	1,750,000	1,893,579
Houston Airport System, Revenue Bonds, Refunding (United Airlines)	5.00	7/15/2027	1,000,000	1,022,805
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. C	5.00	7/15/2027	1,000,000	1,022,805
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2042	1,350,000	1,468,850
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2043	1,740,000	1,879,859
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2044	1,000,000	1,073,140
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2045	1,625,000	1,737,062

Statements of Investments (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
Texas — 12.6% (continued)
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) (Insured; Build America Mutual)	5.00	5/15/2055	5,350,000	5,671,791
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(a)	4.63	10/1/2031	3,250,000	3,257,507
Montgomery Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2040	4,425,000	4,835,106
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds (Sanctuary LTC Project) Ser. A1	5.25	1/1/2042	5,000,000	5,069,001
Newark Higher Education Finance Corp., Revenue Bonds (A+ Charter Schools) Ser. A(a)	5.50	8/15/2035	750,000	754,303
Newark Higher Education Finance Corp., Revenue Bonds (A+ Charter Schools) Ser. A(a)	5.75	8/15/2045	1,000,000	1,003,706
Permanent University Fund - University of Texas System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	10,300,000	11,451,200
Port of Beaumont Navigation District, Revenue Bonds, Refunding (Jefferson Gulf Coast Energy) Ser. B(a)	10.00	7/1/2026	5,000,000	5,142,433
Pottsboro Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2046	1,000,000	957,484
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding	5.00	2/1/2044	2,000,000	2,119,670
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. B	5.00	2/1/2054	5,000,000	5,307,038
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. B	5.25	2/1/2049	7,625,000	8,320,836
Temple Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2044	3,005,000	3,259,618
Texas, GO, Ser. B(g)	1.90	12/1/2041	1,000,000	1,000,000
Texas, GO, Ser. B(g)	1.90	12/1/2043	1,200,000	1,200,000
Texas Natural Gas Securitization Finance Corp., Revenue Bonds	5.10	4/1/2035	9,269,056	9,451,420
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Ser. 1	5.17	4/1/2041	10,000,000	10,191,117
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Project)	5.50	12/31/2058	7,500,000	8,061,253
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2036	5,810,000	5,853,224
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2037	3,985,000	4,007,445
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2039	1,500,000	1,497,521
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2039	1,600,000	1,588,113
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2040	1,500,000	1,482,441
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2039	300,000	326,825
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2040	520,000	563,032
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2041	1,000,000	1,075,834
Texas Water Development Board, Revenue Bonds	5.00	8/1/2044	5,600,000	6,064,479
Texas Water Development Board, Revenue Bonds (Master Trust)	5.00	10/15/2057	3,565,000	3,775,508
University of Texas System Board of Regents, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2043	5,000,000	5,452,258
				273,764,472
U.S. Related — 5.0%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2032	500,000	530,021
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2034	100,000	106,518
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2035	100,000	108,223

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
U.S. Related — 5.0% (continued)
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2037	175,000	188,845
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2038	100,000	107,813
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2039	100,000	107,418
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2040	100,000	106,990
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2041	100,000	106,397
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2040	100,000	107,811
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2041	150,000	160,196
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2042	100,000	106,113
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2043	100,000	105,592
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.00	10/1/2028	940,000	970,273
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2031	1,515,000	1,626,289
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2035	265,000	284,898
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2036	685,000	736,353
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2033	1,000,000	1,075,280
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2040	525,000	563,188
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2043	1,250,000	1,320,543
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	1,500,000	1,515,968
Guam, Revenue Bonds, Refunding, Ser. F	4.00	1/1/2036	1,750,000	1,738,799
Guam, Revenue Bonds, Refunding, Ser. F	4.00	1/1/2042	2,250,000	2,166,275
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.00	1/1/2050	2,000,000	2,065,229
Guam Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2033	1,000,000	1,104,118
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2030	3,000,000	3,162,256
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	2,090,000	2,217,778
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2039	8,000,000	8,323,677
Puerto Rico, GO, Ser. A(e)	0.00	7/1/2033	1,034,664	734,037
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	803,995	810,555
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	722,684	725,063
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	620,253	617,023
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	843,308	812,835
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	877,029	800,375
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	447,095	449,590
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	887,317	928,367
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	872,922	940,910
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	847,862	947,246
Puerto Rico, Notes(f)	2.28	11/1/2051	6,730,921	3,659,938
Puerto Rico, Notes(f)	2.98	11/1/2051	305,004	195,202
Puerto Rico, Notes, Ser. CW(f)	2.63	11/1/2043	3,320,542	2,091,942
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A(a)	5.00	7/1/2030	15,000,000	15,850,078
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A(a)	5.00	7/1/2035	5,000,000	5,234,357
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A(a)	5.00	7/1/2047	7,500,000	7,615,905
Puerto Rico Electric Power Authority, Revenue Bonds, Ser. A(i)	6.75	7/1/2036	10,000,000	5,600,000
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. DDD(i)	5.00	7/1/2022	2,000,000	1,115,000
Puerto Rico GDB Debt Recovery Authority, Revenue Bonds	7.50	8/20/2040	2,828,422	2,768,292
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2027	397,000	364,736

Statements of Investments (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
U.S. Related — 5.0% (continued)
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2029	387,000	333,700
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2031	498,000	399,679
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2033	561,000	415,569
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2046	5,340,000	1,799,795
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2051	4,350,000	1,084,088
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.50	7/1/2034	4,311,000	4,312,875
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.55	7/1/2040	208,000	208,555
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.75	7/1/2053	1,526,000	1,518,488
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	5.00	7/1/2058	8,783,000	8,820,020
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	2,112,000	2,106,726
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.54	7/1/2053	63,000	62,643
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.78	7/1/2058	847,000	837,882
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A(a)	5.00	10/1/2029	2,250,000	2,231,666
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A(a)	5.00	10/1/2034	1,500,000	1,467,887
				108,573,885
Utah — 1.8%
Intermountain Power Agency, Revenue Bonds, Ser. A	5.00	7/1/2042	15,000,000	16,124,172
Mida Mountain Veterans Program Public Infrastructure District, Tax Allocation Bonds(a)	5.00	6/1/2044	1,315,000	1,321,427
Mida Mountain Veterans Program Public Infrastructure District, Tax Allocation Bonds(a)	5.20	6/1/2054	2,000,000	2,016,922
Mida Mountain Village Public Infrastructure District, Special Assessment Bonds(a)	4.00	8/1/2030	1,000,000	996,991
Mida Mountain Village Public Infrastructure District, Special Assessment Bonds(a)	4.00	8/1/2050	2,000,000	1,730,744
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(a)	5.13	6/15/2054	1,000,000	1,000,341
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a)	5.50	6/15/2039	1,000,000	1,034,037
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a)	5.75	6/15/2044	1,000,000	1,037,860
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a)	6.00	6/15/2054	3,000,000	3,141,708
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2036	1,000,000	964,863
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2041	2,025,000	1,855,077
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2052	2,000,000	1,730,042
Military Installation Development Authority, Revenue Bonds, Ser. A2	4.00	6/1/2052	2,250,000	1,916,244
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2044	625,000	637,384
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2049	1,150,000	1,164,759
Utah County, Revenue Bonds (IHC Health Services Obligated Group) Ser. A	5.00	5/15/2050	3,000,000	3,126,316
				39,798,887
Virginia — 2.3%
Arlington County Industrial Development Authority, Revenue Bonds, Refunding (Virginia Hospital Center)	4.00	7/1/2045	5,000,000	4,804,786
Chesapeake Expressway, Revenue Bonds, Refunding, Ser. B(j)	4.88	7/15/2040	2,000,000	2,052,971
Fairfax County, Revenue Bonds, Ser. A	5.00	7/15/2054	1,950,000	2,100,566
Loudoun County Economic Development Authority, Revenue Bonds (Howard Hughes Medical Center) Ser. F(g)	1.80	2/15/2038	3,000,000	3,000,000
Roanoke County Economic Development Authority, Revenue Bonds, Refunding (Richfield Senior Center)(b)	5.50	9/1/2035	4,555,000	4,542,856
Virginia College Building Authority, Revenue Bonds (21st Century College)	5.25	2/1/2042	6,105,000	6,842,542
Virginia Port Authority Commonwealth Port Fund, Revenue Bonds, Ser. A	5.00	7/1/2043	6,550,000	7,151,614
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2049	4,500,000	4,540,806

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
Virginia — 2.3% (continued)
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	4,000,000	4,029,522
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (Elizabeth River Crossings OpCo)	4.00	1/1/2040	1,000,000	969,099
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2036	2,500,000	2,503,789
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2045	3,000,000	2,773,168
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2051	2,750,000	2,438,528
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	3,500,000	3,115,363
				50,865,610
Washington — 1.3%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. S1	3.00	11/1/2036	5,000,000	4,707,661
Tacoma Electric System, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	5.00	1/1/2054	2,500,000	2,647,590
Washington, GO, Ser. A	5.00	8/1/2040	10,000,000	11,203,398
Washington, GO, Refunding, Ser. R-2024C	5.00	8/1/2039	3,340,000	3,810,724
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)(a)	4.00	12/1/2048	1,000,000	920,350
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	4.00	9/1/2050	1,000,000	910,280
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	9/1/2050	1,500,000	1,541,188
Washington Housing Finance Commission, Revenue Bonds (Sustainable Bond) (Insured; GNMA/FNMA/FHLMC) Ser. 2N	4.80	12/1/2043	2,000,000	2,035,845
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts)(a)	6.13	7/1/2053	1,000,000	1,089,911
				28,866,947
West Virginia — .6%
West Virginia, GO, Ser. B	5.00	6/1/2041	10,000,000	10,345,392
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center)	5.00	9/1/2038	1,500,000	1,544,571
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center)	5.00	9/1/2039	1,450,000	1,487,082
				13,377,045
Wisconsin — 1.8%
Public Finance Authority, Revenue Bonds (Maryland Proton Treatment Center) Ser. A1(a),(i)	6.38	1/1/2048	2,500,000	1,125,000
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2049	3,440,000	3,372,213
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2053	1,000,000	970,732
Public Finance Authority, Revenue Bonds (Sky Harbour Capital Obligated Group)	4.25	7/1/2054	2,500,000	2,139,870
Public Finance Authority, Revenue Bonds, Ser. A	5.00	2/1/2062	2,500,000	2,540,905
Public Finance Authority, Revenue Bonds, Ser. A	5.50	7/1/2044	4,000,000	4,254,882
Public Finance Authority, Revenue Bonds, Refunding	5.25	11/15/2061	1,050,000	1,105,447
Public Finance Authority, Revenue Bonds, Refunding (Friends Homes Obligated Group)(a)	5.00	9/1/2039	2,230,000	2,268,807
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2055	1,750,000	1,859,331
Public Finance Authority, Revenue Bonds, Refunding (Nevada State College) Ser. A(a)	5.00	5/1/2060	3,925,000	2,624,598

Statements of Investments (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.3% (continued)
Wisconsin — 1.8% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Nevada State College) Ser. B(a)	9.00	5/1/2071	1,815,000	905,126
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center)	4.00	6/1/2045	6,515,000	6,095,445
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A(e)	0.00	12/15/2044	8,735,000	3,453,222
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A(e)	0.00	12/15/2046	3,990,000	1,426,520
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Marshfield Clinic Health System Obligated Group) Ser. C	5.00	2/15/2047	4,500,000	4,455,824
				38,597,922
Total Long-Term Municipal Investments (cost $2,226,466,402)				2,180,311,382

	Annualized Yield (%)
Short-Term Investments — 1.4%
U.S. Government Securities — 1.4%
U.S. Treasury Bills(k) (cost $30,189,376)	4.28	3/4/2025	30,200,000	30,196,441
Total Investments (cost $2,266,680,778)			102.1%	2,218,932,666
Liabilities, Less Cash and Receivables			(2.1%)	(44,983,025)
Net Assets			100.0%	2,173,949,641

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to $317,204,554 or 14.6% of net assets.

(b)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(c)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of February 28, 2025.
(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(g)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(h)	Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(i)	Non-income producing—security in default.
(j)	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(k)	Security is a discount security. Income is recognized through the accretion of discount.

BNY Mellon Municipal Opportunities Fund
Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury Long Bonds	125	6/18/2025	14,674,394	14,761,719	(87,325)
U.S. Treasury Ultra Bonds	219	6/18/2025	27,011,863	27,183,375	(171,512)
Ultra 10 Year U.S. Treasury Notes	381	6/18/2025	43,304,388	43,529,250	(224,862)
Gross Unrealized Depreciation					(483,699)

BNY Mellon Municipal Opportunities Fund
OTC Spreadlock Swaps
Reference Obligations/ Counterparty	Maturity Date	Notional Amount ($)	Market Value ($)	Unrealized (Depreciation) ($)
Sold Contracts:
Rate Lock at MMD Index strike rate of 4.04% at Maturity Date, J.P. Morgan Securities LLC	4/4/2025	5,000,000	(78,775)	(78,775)
Gross Unrealized Depreciation				(78,775)

MMD—Municipal Market Data
See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)

	BNY Mellon National Intermediate Municipal Bond Fund	BNY Mellon National Short-Term Municipal Bond Fund	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Assets ($):
Investments in securities—See Statement of Investments†	1,675,585,037	360,279,624	86,308,692	135,663,178
Cash collateral held by broker—Note 4	221,450	-	-	-
Interest receivable	17,567,971	3,601,751	1,037,656	1,484,130
Receivable for investment securities sold	17,450,217	-	-	-
Receivable for shares of Beneficial Interest subscribed	507,421	299,344	-	-
Prepaid expenses	34,039	23,754	18,145	16,736
	1,711,366,135	364,204,473	87,364,493	137,164,044
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)	665,010	114,400	33,427	59,433
Cash overdraft due to Custodian	3,179,470	613,919	81,876	124,771
Payable for investment securities purchased	13,391,572	9,351,745	941,654	1,939,751
Payable for shares of Beneficial Interest redeemed	1,331,934	231,094	27,775	98,097
Trustees’ fees and expenses payable	41,774	12,608	3,123	5,097
Payable for futures variation margin—Note 4	30,906	-	-	-
Other accrued expenses	79,218	52,048	41,930	46,455
	18,719,884	10,375,814	1,129,785	2,273,604
Net Assets ($)	1,692,646,251	353,828,659	86,234,708	134,890,440
Composition of Net Assets ($):
Paid-in capital	1,772,485,674	370,408,467	89,267,609	145,258,128
Total distributable earnings (loss)	(79,839,423)	(16,579,808)	(3,032,901)	(10,367,688)
Net Assets ($)	1,692,646,251	353,828,659	86,234,708	134,890,440
†Investments at cost ($)
Unaffiliated issuers	1,689,160,500	360,595,948	87,374,731	138,802,734
Net Asset Value Per Share
Class M Shares
Net Assets ($)	1,627,293,471	343,047,760	82,401,791	128,065,364
Shares Outstanding	124,734,439	26,987,249	7,107,003	10,386,065
Net Asset Value Per Share ($)	13.05	12.71	11.59	12.33
Investor Shares
Net Assets ($)	65,352,780	10,780,899	3,832,917	6,825,076
Shares Outstanding	5,015,637	848,688	331,009	553,796
Net Asset Value Per Share ($)	13.03	12.70	11.58	12.32
See notes to financial statements.

	BNY Mellon New York Intermediate Tax-Exempt Bond Fund	BNY Mellon Municipal Opportunities Fund
Assets ($):
Investments in securities—See Statement of Investments†	89,887,771	2,218,932,666
Cash collateral held by broker—Note 4	-	2,561,900
Interest receivable	938,416	24,225,316
Receivable for shares of Beneficial Interest subscribed	73	887,992
Prepaid expenses	22,258	40,702
	90,848,518	2,246,648,576
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)	30,112	1,088,293
Cash overdraft due to Custodian	79,956	4,357,182
Payable for shares of Beneficial Interest redeemed	2,241	1,003,035
Trustees’ fees and expenses payable	2,123	74,682
Payable for investment securities purchased	-	52,015,900
Payable for inverse floater notes issued—Note 4	-	13,505,000
Payable for futures variation margin—Note 4	-	422,125
Unrealized depreciation on over-the-counter swap agreements—Note 4	-	78,775
Interest and expense payable related to inverse floater notes issued—Note 4	-	57,885
Other accrued expenses	45,087	96,058
	159,519	72,698,935
Net Assets ($)	90,688,999	2,173,949,641
Composition of Net Assets ($):
Paid-in capital	96,815,414	2,277,209,696
Total distributable earnings (loss)	(6,126,415)	(103,260,055)
Net Assets ($)	90,688,999	2,173,949,641
†Investments at cost ($)
Unaffiliated issuers	92,104,239	2,266,680,778
Net Asset Value Per Share
Class M Shares
Net Assets ($)	83,321,754	2,108,457,740
Shares Outstanding	7,915,281	167,838,593
Net Asset Value Per Share ($)	10.53	12.56
Investor Shares
Net Assets ($)	7,367,245	65,491,901
Shares Outstanding	699,485	5,211,676
Net Asset Value Per Share ($)	10.53	12.57
See notes to financial statements.

STATEMENTS OF OPERATIONS
Six Months Ended February 28, 2025 (Unaudited)

	BNY Mellon National Intermediate Municipal Bond Fund	BNY Mellon National Short-Term Municipal Bond Fund	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Investment Income ($):
Interest Income	29,025,379	5,454,597	1,370,984	2,128,466
Expenses:
Management fee—Note 3(a)	3,043,958	628,695	219,299	242,592
Administration fee—Note 3(a)	1,214,817	250,921	61,262	96,816
Trustees’ fees and expenses—Note 3(c)	133,800	26,945	6,714	10,084
Shareholder servicing costs—Note 3(b)	85,277	16,193	5,229	9,152
Professional fees	70,955	29,338	24,122	24,860
Registration fees	29,815	20,460	17,012	16,222
Custodian fees—Note 3(b)	21,825	6,734	2,301	3,765
Loan commitment fees—Note 2	20,963	2,725	1,035	1,325
Chief Compliance Officer fees—Note 3(b)	13,601	13,539	13,601	13,601
Prospectus and shareholders’ reports	7,853	7,680	6,581	7,382
Miscellaneous	49,861	22,239	15,568	17,536
Total Expenses	4,692,725	1,025,469	372,724	443,335
Less—reduction in expenses due to undertaking—Note 3(a)	-	(217,109)	(106,747)	-
Less—reduction in fees due to earnings credits—Note 3(b)	(21,825)	(6,734)	(1,395)	(3,765)
Net Expenses	4,670,900	801,626	264,582	439,570
Net Investment Income	24,354,479	4,652,971	1,106,402	1,688,896
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,902,547)	(323,436)	(137,386)	(283,417)
Net realized gain (loss) on futures	390,364	-	-	-
Net Realized Gain (Loss)	(3,512,183)	(323,436)	(137,386)	(283,417)
Net change in unrealized appreciation (depreciation) on investments	1,400,198	532,380	196,946	122,439
Net change in unrealized appreciation (depreciation) on futures	(56,438)	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	1,343,760	532,380	196,946	122,439
Net Realized and Unrealized Gain (Loss) on Investments	(2,168,423)	208,944	59,560	(160,978)
Net Increase in Net Assets Resulting from Operations	22,186,056	4,861,915	1,165,962	1,527,918
See notes to financial statements.

	BNY Mellon New York Intermediate Tax-Exempt Bond Fund	BNY Mellon Municipal Opportunities Fund
Investment Income ($):
Interest Income	1,333,450	44,359,692
Expenses:
Management fee—Note 3(a)	220,239	5,275,983
Administration fee—Note 3(a)	61,355	1,474,147
Professional fees	21,798	75,359
Registration fees	17,061	29,454
Chief Compliance Officer fees—Note 3(b)	13,601	13,601
Shareholder servicing costs—Note 3(b)	9,787	83,255
Trustees’ fees and expenses—Note 3(c)	5,568	166,504
Prospectus and shareholders’ reports	4,064	10,559
Custodian fees—Note 3(b)	2,671	21,661
Loan commitment fees—Note 2	1,276	23,958
Interest and expense related to inverse floater notes issued—Note 4	-	211,443
Miscellaneous	14,809	68,306
Total Expenses	372,229	7,454,230
Less—reduction in expenses due to undertaking—Note 3(a)	(101,464)	-
Less—reduction in fees due to earnings credits—Note 3(b)	(2,307)	(21,661)
Net Expenses	268,458	7,432,569
Net Investment Income	1,064,992	36,927,123
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	205,677	(8,592,014)
Net realized gain (loss) on futures	-	4,511,369
Net Realized Gain (Loss)	205,677	(4,080,645)
Net change in unrealized appreciation (depreciation) on investments	(46,629)	(743,743)
Net change in unrealized appreciation (depreciation) on futures	-	(743,061)
Net change in unrealized appreciation (depreciation) on swap agreements	-	(78,775)
Net Change in Unrealized Appreciation (Depreciation)	(46,629)	(1,565,579)
Net Realized and Unrealized Gain (Loss) on Investments	159,048	(5,646,224)
Net Increase in Net Assets Resulting from Operations	1,224,040	31,280,899
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon National Intermediate Municipal Bond Fund		BNY Mellon National Short-Term Municipal Bond Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Operations ($):
Net investment income	24,354,479	51,027,597	4,652,971	8,786,992
Net realized gain (loss) on investments	(3,512,183)	(15,214,369)	(323,436)	(4,690,563)
Net change in unrealized appreciation (depreciation) on investments	1,343,760	64,204,019	532,380	13,824,545
Net Increase (Decrease) in Net Assets Resulting from Operations	22,186,056	100,017,247	4,861,915	17,920,974
Distributions ($):
Distributions to shareholders:
Class M	(23,530,831)	(49,319,762)	(4,448,172)	(8,385,063)
Investor Shares	(873,217)	(1,365,862)	(149,022)	(279,509)
Total Distributions	(24,404,048)	(50,685,624)	(4,597,194)	(8,664,572)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	159,908,958	728,546,490	59,338,912	129,912,413
Investor Shares	29,390,801	54,387,833	2,952,192	13,075,330
Distributions reinvested:
Class M	2,215,200	4,743,869	485,419	947,372
Investor Shares	675,736	1,155,594	131,367	242,682
Cost of shares redeemed:
Class M	(296,494,934)	(878,557,167)	(79,674,787)	(232,032,048)
Investor Shares	(28,098,062)	(43,032,475)	(5,713,314)	(16,032,176)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(132,402,301)	(132,755,856)	(22,480,211)	(103,888,427)
Total Increase (Decrease) in Net Assets	(134,620,293)	(83,424,233)	(22,215,490)	(94,632,025)
Net Assets ($):
Beginning of Period	1,827,266,544	1,910,690,777	376,044,149	470,676,174
End of Period	1,692,646,251	1,827,266,544	353,828,659	376,044,149

See notes to financial statements.

	BNY Mellon National Intermediate Municipal Bond Fund		BNY Mellon National Short-Term Municipal Bond Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Capital Share Transactions (Shares):
Class M(a)
Shares sold	12,318,058	56,922,461	4,680,219	10,371,916
Shares issued for distributions reinvested	170,404	369,498	38,266	75,620
Shares redeemed	(22,838,461)	(68,742,705)	(6,281,175)	(18,542,947)
Net Increase (Decrease) in Shares Outstanding	(10,349,999)	(11,450,746)	(1,562,690)	(8,095,411)
Investor Shares(a)
Shares sold	2,263,565	4,240,824	232,776	1,045,104
Shares issued for distributions reinvested	52,048	90,009	10,364	19,378
Shares redeemed	(2,167,942)	(3,351,523)	(451,684)	(1,281,847)
Net Increase (Decrease) in Shares Outstanding	147,671	979,310	(208,544)	(217,365)

(a)
During the period ended February 28, 2025, 2,225,030 Class M shares representing $28,928,901 were exchanged for 2,227,664 Investor Shares for BNY Mellon
National Intermediate Municipal Bond Fund and 221,485 Class M shares representing $2,810,580 were exchanged for 221,631 Investor Shares for BNY Mellon
National Short-Term Municipal Bond Fund. During the period ended August 31, 2024, 4,231,606 Class M shares representing $54,396,836 were exchanged for 4,236,432 Investor Shares for BNY Mellon National Intermediate Municipal Bond Fund and 1,155,760 Class M shares representing $14,467,118 were exchanged for 1,156,619 Investor Shares for BNY Mellon National Short-Term Municipal Bond Fund.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund		BNY Mellon Massachusetts Intermediate Municipal Bond Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Operations ($):
Net investment income	1,106,402	2,264,490	1,688,896	4,032,934
Net realized gain (loss) on investments	(137,386)	(285,186)	(283,417)	(1,268,664)
Net change in unrealized appreciation (depreciation) on investments	196,946	2,770,290	122,439	5,849,758
Net Increase (Decrease) in Net Assets Resulting from Operations	1,165,962	4,749,594	1,527,918	8,614,028
Distributions ($):
Distributions to shareholders:
Class M	(1,052,663)	(2,139,152)	(1,597,485)	(3,844,478)
Investor Shares	(47,191)	(99,732)	(79,244)	(162,962)
Total Distributions	(1,099,854)	(2,238,884)	(1,676,729)	(4,007,440)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	5,867,012	33,518,859	14,929,332	74,845,375
Investor Shares	685,224	1,404,880	1,466,596	5,386,789
Distributions reinvested:
Class M	65,478	147,370	120,320	430,328
Investor Shares	44,323	94,186	62,758	127,278
Cost of shares redeemed:
Class M	(12,378,496)	(27,490,743)	(27,257,593)	(112,255,223)
Investor Shares	(1,035,591)	(2,385,976)	(2,515,733)	(5,479,174)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(6,752,050)	5,288,676	(13,194,320)	(36,944,627)
Total Increase (Decrease) in Net Assets	(6,685,942)	7,799,386	(13,343,131)	(32,338,039)
Net Assets ($):
Beginning of Period	92,920,650	85,121,264	148,233,571	180,571,610
End of Period	86,234,708	92,920,650	134,890,440	148,233,571

See notes to financial statements.

	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund		BNY Mellon Massachusetts Intermediate Municipal Bond Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Capital Share Transactions (Shares):
Class M(a)
Shares sold	509,742	2,963,404	1,217,006	6,210,099
Shares issued for distributions reinvested	5,667	12,892	9,787	35,532
Shares redeemed	(1,074,733)	(2,418,031)	(2,218,033)	(9,303,093)
Net Increase (Decrease) in Shares Outstanding	(559,324)	558,265	(991,240)	(3,057,462)
Investor Shares(a)
Shares sold	59,224	123,295	118,916	445,804
Shares issued for distributions reinvested	3,841	8,276	5,107	10,510
Shares redeemed	(90,292)	(209,289)	(204,274)	(456,158)
Net Increase (Decrease) in Shares Outstanding	(27,227)	(77,718)	(80,251)	156

(a)
During the period ended February 28, 2025, 59,173 Class M shares representing $685,224 were exchanged for 59,224 Investor Shares for BNY Mellon
Pennsylvania Intermediate Municipal Bond Fund and 118,847 Class M shares representing $1,466,386 were exchanged for 118,899 Investor Shares for BNY
Mellon Massachusetts Intermediate Municipal Bond Fund. During the period ended August 31, 2024, 99,169 Class M shares representing $1,137,500 were exchanged for 99,284 Investor Shares for BNY Mellon Pennsylvania Intermediate Municipal Bond Fund and 368,031 Class M shares representing
$4,478,080 were exchanged for 368,242 Investor Shares for BNY Mellon Massachusetts Intermediate Municipal Bond Fund.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon New York Intermediate Tax-Exempt Bond Fund		BNY Mellon Municipal Opportunities Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Operations ($):
Net investment income	1,064,992	2,327,416	36,927,123	66,826,488
Net realized gain (loss) on investments	205,677	(518,181)	(4,080,645)	(24,023,555)
Net change in unrealized appreciation (depreciation) on investments	(46,629)	3,174,472	(1,565,579)	105,874,791
Net Increase (Decrease) in Net Assets Resulting from Operations	1,224,040	4,983,707	31,280,899	148,677,724
Distributions ($):
Distributions to shareholders:
Class M	(990,426)	(2,133,836)	(35,300,827)	(64,068,396)
Investor Shares	(84,881)	(186,423)	(1,063,257)	(1,920,109)
Total Distributions	(1,075,307)	(2,320,259)	(36,364,084)	(65,988,505)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	9,943,711	21,763,161	323,258,613	738,519,158
Investor Shares	932,367	1,738,753	22,664,325	60,172,557
Distributions reinvested:
Class M	140,122	291,509	6,729,043	13,301,498
Investor Shares	79,761	175,103	886,998	1,665,554
Cost of shares redeemed:
Class M	(10,203,233)	(40,365,828)	(240,146,978)	(770,144,021)
Investor Shares	(1,246,990)	(3,196,588)	(28,082,369)	(47,292,261)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(354,262)	(19,593,890)	85,309,632	41,222,485
Total Increase (Decrease) in Net Assets	(205,529)	(16,930,442)	80,226,447	123,911,704
Net Assets ($):
Beginning of Period	90,894,528	107,824,970	2,093,723,194	1,969,811,490
End of Period	90,688,999	90,894,528	2,173,949,641	2,093,723,194

See notes to financial statements.

	BNY Mellon New York Intermediate Tax-Exempt Bond Fund		BNY Mellon Municipal Opportunities Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Capital Share Transactions (Shares):
Class M(a)
Shares sold	951,402	2,109,988	25,772,721	63,565,079
Shares issued for distributions reinvested	13,362	28,310	535,697	1,083,706
Shares redeemed	(972,462)	(3,940,641)	(19,149,214)	(63,302,043)
Net Increase (Decrease) in Shares Outstanding	(7,698)	(1,802,343)	7,159,204	1,346,742
Investor Shares(a)
Shares sold	88,924	170,509	1,802,178	4,863,185
Shares issued for distributions reinvested	7,605	16,982	70,598	135,384
Shares redeemed	(119,516)	(309,795)	(2,231,120)	(3,835,248)
Net Increase (Decrease) in Shares Outstanding	(22,987)	(122,304)	(358,344)	1,163,321

(a)
During the period ended February 28, 2025, 85,135 Class M shares representing $891,367 were exchanged for 85,054 Investor Shares for BNY Mellon New York
Intermediate Tax-Exempt Bond Fund and 1,569,613 Class M shares representing $19,731,164 were exchanged for 1,569,231 Investor Shares for BNY Mellon
Municipal Opportunities Fund. During the period ended August 31, 2024, 233,923 Class M shares representing $2,396,487 were exchanged for
233,739 Investor Shares for BNY Mellon New York Intermediate Tax-Exempt Bond Fund and 4,562,749 Class M shares representing $56,444,017 were exchanged for 4,558,728 Investor Shares for BNY Mellon Municipal Opportunities Fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Class M Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon National Intermediate Municipal Bond Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.06	12.70	12.75	14.23	14.09	14.04
Investment Operations:
Net investment income(a)	.18	.35	.32	.27	.28	.30
Net realized and unrealized gain (loss) on investments	(.01 )	.36	(.05 )	(1.41)	.19	.05
Total from Investment Operations	.17	.71	.27	(1.14)	.47	.35
Distributions:
Dividends from net investment income	(.18 )	(.35 )	(.32 )	(.27 )	(.28 )	(.30 )
Dividends from net realized gain on investments	-	-	-	(.07 )	(.05 )	-
Total Distributions	(.18 )	(.35 )	(.32 )	(.34 )	(.33 )	(.30 )
Net asset value, end of period	13.05	13.06	12.70	12.75	14.23	14.09
Total Return (%)	1.31 (b)	5.63	2.13	(8.14)	3.34	2.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53 (c)	.53	.52	.50	.50	.50
Ratio of net expenses to average net assets	.53 (c),(d)	.52 (d)	.52 (d)	.50	.50	.50 (d)
Ratio of net investment income to average net assets	2.81 (c),(d)	2.70 (d)	2.51 (d)	1.99	1.95	2.16 (d)
Portfolio Turnover Rate	29.30 (b)	66.66	80.75	65.37	46.51	45.62
Net Assets, end of period ($ x 1,000)	1,627,293	1,763,782	1,861,356	2,163,888	2,740,368	2,585,034

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon National Intermediate Municipal Bond Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.04	12.69	12.73	14.22	14.07	14.02
Investment Operations:
Net investment income(a)	.16	.31	.29	.24	.24	.27
Net realized and unrealized gain (loss) on investments	(.01 )	.35	(.04 )	(1.43)	.20	.04
Total from Investment Operations	.15	.66	.25	(1.19)	.44	.31
Distributions:
Dividends from net investment income	(.16 )	(.31 )	(.29 )	(.23 )	(.24 )	(.26 )
Dividends from net realized gain on investments	-	-	-	(.07 )	(.05 )	-
Total Distributions	(.16 )	(.31 )	(.29 )	(.30 )	(.29 )	(.26 )
Net asset value, end of period	13.03	13.04	12.69	12.73	14.22	14.07
Total Return (%)	1.19 (b)	5.29	1.96	(8.45)	3.16	2.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78 (c)	.78	.77	.75	.75	.75
Ratio of net expenses to average net assets	.78 (c),(d)	.77 (d)	.77 (d)	.75	.75	.75 (d)
Ratio of net investment income to average net assets	2.56 (c),(d)	2.45 (d)	2.26 (d)	1.74	1.70	1.92 (d)
Portfolio Turnover Rate	29.30 (b)	66.66	80.75	65.37	46.51	45.62
Net Assets, end of period ($ x 1,000)	65,353	63,485	49,335	60,734	94,980	63,920

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon National Short-Term Municipal Bond Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.70	12.41	12.40	12.94	12.95	12.91
Investment Operations:
Net investment income(a)	.16	.27	.19	.13	.14	.17
Net realized and unrealized gain (loss) on investments	.01	.29	.02	(.54 )	(.01 )	.04
Total from Investment Operations	.17	.56	.21	(.41 )	.13	.21
Distributions:
Dividends from net investment income	(.16 )	(.27 )	(.20 )	(.13 )	(.14 )	(.17 )
Net asset value, end of period	12.71	12.70	12.41	12.40	12.94	12.95
Total Return (%)	1.35 (b)	4.55	1.68	(3.17)	1.03	1.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56 (c)	.55	.53	.51	.51	.51
Ratio of net expenses to average net assets	.44 (c),(d),(e)	.44 (d),(e)	.44 (d),(e)	.44 (d)	.48 (d)	.51 (e)
Ratio of net investment income to average net assets	2.60 (c),(d),(e)	2.15 (d),(e)	1.57 (d),(e)	1.05 (d)	1.10 (d)	1.34 (e)
Portfolio Turnover Rate	30.96 (b)	90.99	101.11	92.90	66.89	92.41
Net Assets, end of period ($ x 1,000)	343,048	362,626	454,866	877,683	894,027	1,043,840

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in expenses pursuant to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon National Short-Term Municipal Bond Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.69	12.40	12.39	12.93	12.94	12.90
Investment Operations:
Net investment income(a)	.15	.24	.16	.10	.11	.14
Net realized and unrealized gain (loss) on investments	.00 (b)	.29	.02	(.54 )	(.01 )	.04
Total from Investment Operations	.15	.53	.18	(.44 )	.10	.18
Distributions:
Dividends from net investment income	(.14 )	(.24 )	(.17 )	(.10 )	(.11 )	(.14 )
Net asset value, end of period	12.70	12.69	12.40	12.39	12.93	12.94
Total Return (%)	1.30 (c)	4.29	1.43	(3.42)	.78	1.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81 (d)	.80	.78	.76	.76	.76
Ratio of net expenses to average net assets	.69 (d),(e),(f)	.69 (e),(f)	.69 (e),(f)	.69 (e)	.73 (e)	.76 (f)
Ratio of net investment income to average net assets	2.35 (d),(e),(f)	1.90 (e),(f)	1.32 (e),(f)	.80 (e)	.85 (e)	1.09 (f)
Portfolio Turnover Rate	30.96 (c)	90.99	101.11	92.90	66.89	92.41
Net Assets, end of period ($ x 1,000)	10,781	13,418	15,810	20,468	18,734	13,965

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reductions in expenses pursuant to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.58	11.28	11.32	12.69	12.65	12.61
Investment Operations:
Net investment income(a)	.15	.28	.26	.24	.24	.27
Net realized and unrealized gain (loss) on investments	.00 (b)	.30	(.04 )	(1.26)	.12	.06
Total from Investment Operations	.15	.58	.22	(1.02)	.36	.33
Distributions:
Dividends from net investment income	(.14 )	(.28 )	(.26 )	(.24 )	(.24 )	(.27 )
Dividends from net realized gain on investments	-	-	-	(.11 )	(.08 )	(.02 )
Total Distributions	(.14 )	(.28 )	(.26 )	(.35 )	(.32 )	(.29 )
Net asset value, end of period	11.59	11.58	11.28	11.32	12.69	12.65
Total Return (%)	1.42 (c)	5.20	1.98	(8.18)	2.91	2.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84 (d)	.82	.79	.73	.71	.72
Ratio of net expenses to average net assets	.59 (d),(e),(f)	.59 (e),(f)	.59 (e),(f)	.59 (e),(f)	.66 (e)	.71 (f)
Ratio of net investment income to average net assets	2.53 (d),(e),(f)	2.47 (e),(f)	2.34 (e),(f)	2.02 (e),(f)	1.93 (e)	2.15 (f)
Portfolio Turnover Rate	32.58 (c)	77.74	109.86	66.46	47.09	51.36
Net Assets, end of period ($ x 1,000)	82,402	88,778	80,208	109,376	186,186	183,861

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reductions in expenses pursuant to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.56	11.27	11.31	12.67	12.63	12.59
Investment Operations:
Net investment income(a)	.13	.25	.24	.21	.21	.24
Net realized and unrealized gain (loss) on investments	.02	.29	(.05 )	(1.25)	.12	.06
Total from Investment Operations	.15	.54	.19	(1.04)	.33	.30
Distributions:
Dividends from net investment income	(.13 )	(.25 )	(.23 )	(.21 )	(.21 )	(.24 )
Dividends from net realized gain on investments	-	-	-	(.11 )	(.08 )	(.02 )
Total Distributions	(.13 )	(.25 )	(.23 )	(.32 )	(.29 )	(.26 )
Net asset value, end of period	11.58	11.56	11.27	11.31	12.67	12.63
Total Return (%)	1.21 (b)	4.94	1.72	(8.34)	2.65	2.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09 (c)	1.07	1.04	.98	.96	.97
Ratio of net expenses to average net assets	.84 (c),(d),(e)	.84 (d),(e)	.84 (d),(e)	.84 (d),(e)	.91 (d)	.97 (e)
Ratio of net investment income to average net assets	2.28 (c),(d),(e)	2.22 (d),(e)	2.09 (d),(e)	1.77 (d),(e)	1.68 (d)	1.90 (e)
Portfolio Turnover Rate	32.58 (b)	77.74	109.86	66.46	47.09	51.36
Net Assets, end of period ($ x 1,000)	3,833	4,143	4,913	5,698	9,218	9,255

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in expenses pursuant to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Massachusetts Intermediate Municipal Bond Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.34	11.98	11.99	13.25	13.12	13.12
Investment Operations:
Net investment income(a)	.15	.29	.27	.25	.25	.27
Net realized and unrealized gain (loss) on investments	(.01 )	.36	.00 (b),(c)	(1.26)	.13	(.00 )(b)
Total from Investment Operations	.14	.65	.27	(1.01)	.38	.27
Distributions:
Dividends from net investment income	(.15 )	(.29 )	(.28 )	(.24 )	(.25 )	(.27 )
Dividends from net realized gain on investments	-	-	-	(.01 )	-	-
Total Distributions	(.15 )	(.29 )	(.28 )	(.25 )	(.25 )	(.27 )
Net asset value, end of period	12.33	12.34	11.98	11.99	13.25	13.12
Total Return (%)	1.12 (d)	5.47	2.27	(7.69)	2.89	2.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63 (e)	.60	.58	.54	.54	.54
Ratio of net expenses to average net assets	.62 (e),(f)	.60 (f)	.57 (f)	.54	.54	.54 (f)
Ratio of net investment income to average net assets	2.45 (e),(f)	2.38 (f)	2.30 (f)	1.94	1.87	2.08 (f)
Portfolio Turnover Rate	20.60 (d)	68.51	102.77	49.94	32.82	52.29
Net Assets, end of period ($ x 1,000)	128,065	140,413	172,978	253,744	341,935	312,356

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)
In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

(d)	Not annualized.
(e)	Annualized.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Massachusetts Intermediate Municipal Bond Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.34	11.98	11.99	13.24	13.11	13.11
Investment Operations:
Net investment income(a)	.13	.26	.25	.22	.21	.24
Net realized and unrealized gain (loss) on investments	(.02 )	.36	(.01 )	(1.25)	.13	(.00 )(b)
Total from Investment Operations	.11	.62	.24	(1.03)	.34	.24
Distributions:
Dividends from net investment income	(.13 )	(.26 )	(.25 )	(.21 )	(.21 )	(.24 )
Dividends from net realized gain on investments	-	-	-	(.01 )	-	-
Total Distributions	(.13 )	(.26 )	(.25 )	(.22 )	(.21 )	(.24 )
Net asset value, end of period	12.32	12.34	11.98	11.99	13.24	13.11
Total Return (%)	.91 (c)	5.21	2.01	(7.85)	2.56	1.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88 (d)	.85	.83	.79	.79	.79
Ratio of net expenses to average net assets	.87 (d),(e)	.85 (e)	.82 (e)	.79	.79	.79 (e)
Ratio of net investment income to average net assets	2.20 (d),(e)	2.14 (e)	2.05 (e)	1.69	1.62	1.83 (e)
Portfolio Turnover Rate	20.60 (c)	68.51	102.77	49.94	32.82	52.29
Net Assets, end of period ($ x 1,000)	6,825	7,821	7,593	10,185	11,680	8,253

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon New York Intermediate Tax-Exempt Bond Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.51	10.20	10.22	11.52	11.35	11.53
Investment Operations:
Net investment income(a)	.13	.25	.24	.20	.21	.24
Net realized and unrealized gain (loss) on investments	.02	.31	(.02 )	(1.18)	.25	(.11 )
Total from Investment Operations	.15	.56	.22	(.98 )	.46	.13
Distributions:
Dividends from net investment income	(.13 )	(.25 )	(.24 )	(.20 )	(.21 )	(.24 )
Dividends from net realized gain on investments	-	-	-	(.12 )	(.08 )	(.07 )
Total Distributions	(.13 )	(.25 )	(.24 )	(.32 )	(.29 )	(.31 )
Net asset value, end of period	10.53	10.51	10.20	10.22	11.52	11.35
Total Return (%)	1.41 (b)	5.57	2.14	(8.67)	4.07	1.20
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82 (c)	.81	.78	.74	.72	.73
Ratio of net expenses to average net assets(d)	.59 (c),(e)	.59 (e)	.59 (e)	.59	.59	.59 (e)
Ratio of net investment income to average net assets(d)	2.44 (c),(e)	2.44 (e)	2.31 (e)	1.82	1.82	2.12 (e)
Portfolio Turnover Rate	42.01 (b)	85.11	86.42	67.51	64.18	79.52
Net Assets, end of period ($ x 1,000)	83,322	83,295	99,203	112,781	152,246	150,490

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in expenses pursuant to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon New York Intermediate Tax-Exempt Bond Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.52	10.21	10.22	11.53	11.36	11.54
Investment Operations:
Net investment income(a)	.11	.23	.21	.17	.18	.21
Net realized and unrealized gain (loss) on investments	.01	.31	(.01 )	(1.19)	.25	(.11 )
Total from Investment Operations	.12	.54	.20	(1.02)	.43	.10
Distributions:
Dividends from net investment income	(.11 )	(.23 )	(.21 )	(.17 )	(.18 )	(.21 )
Dividends from net realized gain on investments	-	-	-	(.12 )	(.08 )	(.07 )
Total Distributions	(.11 )	(.23 )	(.21 )	(.29 )	(.26 )	(.28 )
Net asset value, end of period	10.53	10.52	10.21	10.22	11.53	11.36
Total Return (%)	1.18 (b)	5.31	1.98	(8.98)	3.81	.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.07 (c)	1.06	1.03	.99	.97	.98
Ratio of net expenses to average net assets(d)	.84 (c),(e)	.84 (e)	.84 (e)	.84	.84	.84 (e)
Ratio of net investment income to average net assets(d)	2.19 (c),(e)	2.19 (e)	2.07 (e)	1.58	1.57	1.88 (e)
Portfolio Turnover Rate	42.01 (b)	85.11	86.42	67.51	64.18	79.52
Net Assets, end of period ($ x 1,000)	7,367	7,599	8,621	9,449	11,385	10,509

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in expenses pursuant to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Municipal Opportunities Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.59	12.03	12.28	14.10	13.52	13.70
Investment Operations:
Net investment income(a)	.22	.43	.42	.36	.36	.40
Net realized and unrealized gain (loss) on investments	(.04 )	.55	(.11 )	(1.80)	.58	(.17 )
Total from Investment Operations	.18	.98	.31	(1.44)	.94	.23
Distributions:
Dividends from net investment income	(.21 )	(.42 )	(.41 )	(.36 )	(.36 )	(.41 )
Dividends from net realized gain on investments	-	-	(.15 )	(.02 )	-	-
Total Distributions	(.21 )	(.42 )	(.56 )	(.38 )	(.36 )	(.41 )
Net asset value, end of period	12.56	12.59	12.03	12.28	14.10	13.52
Total Return (%)	1.54 (b)	8.31	2.60	(10.38)	7.05	1.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70 (c)	.71	.75	.65	.65	.69
Ratio of net expenses to average net assets	.70 (c),(d)	.70 (d)	.75 (d)	.65	.65	.69 (d)
Ratio of interest and expense related to floating rate notes issued to average net assets	.02 (c)	.03	.08	-	-	.04
Ratio of net investment income to average net assets	3.51 (c),(d)	3.48 (d)	3.45 (d)	2.70	2.61	3.02 (d)
Portfolio Turnover Rate	14.37 (b)	63.45	72.98	57.75	52.25	75.12
Net Assets, end of period ($ x 1,000)	2,108,458	2,023,553	1,916,777	2,051,296	2,568,933	2,187,170

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Municipal Opportunities Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.60	12.04	12.29	14.11	13.53	13.70
Investment Operations:
Net investment income(a)	.20	.40	.39	.33	.33	.38
Net realized and unrealized gain (loss) on investments	(.03 )	.55	(.11 )	(1.81)	.58	(.18 )
Total from Investment Operations	.17	.95	.28	(1.48)	.91	.20
Distributions:
Dividends from net investment income	(.20 )	(.39 )	(.38 )	(.32 )	(.33 )	(.37 )
Dividends from net realized gain on investments	-	-	(.15 )	(.02 )	-	-
Total Distributions	(.20 )	(.39 )	(.53 )	(.34 )	(.33 )	(.37 )
Net asset value, end of period	12.57	12.60	12.04	12.29	14.11	13.53
Total Return (%)	1.34 (b)	8.14	2.26	(10.60)	6.78	1.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95 (c)	.96	1.00	.90	.90	.94
Ratio of net expenses to average net assets	.95 (c),(d)	.96 (d)	1.00 (d)	.90	.90	.94 (d)
Ratio of interest and expense related to floating rate notes issued to average net assets	.02 (c)	.03	.08	-	-	.04
Ratio of net investment income to average net assets	3.26 (c),(d)	3.23 (d)	3.20 (d)	2.45	2.36	2.77 (d)
Portfolio Turnover Rate	14.37 (b)	63.45	72.98	57.75	52.25	75.12
Net Assets, end of period ($ x 1,000)	65,492	70,171	53,035	75,580	103,130	55,217

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Funds Trust (the “Trust”), a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operates as a series company currently consisting of sixteen series, including the following diversified funds: BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund and BNY Mellon Municipal Opportunities Fund (each, a “fund” and collectively, the “funds”). The objectives of the funds are as follows: BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon National Short-Term Municipal Bond Fund seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Pennsylvania Intermediate Municipal Bond Fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital. BNY Mellon Massachusetts Intermediate Municipal Bond Fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. BNY Mellon New York Intermediate Tax-Exempt Bond Fund seeks as high a level of income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. BNY Mellon Municipal Opportunities Fund seeks to maximize total return consisting of high current income exempt from federal income tax and capital appreciation.
BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as each fund’s investment adviser. The Bank of New York Mellon serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which BNY pays the Adviser for performing certain administrative services.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor.  Each class of shares has identical rights and privileges, except with respect to the Shareholder Services Plan fee and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as each fund’s valuation designee to make all fair value determinations with respect to each fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities and futures are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of February 28, 2025 in valuing each fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon National Intermediate Municipal Bond Fund
Assets ($)
Investments in Securities:†
Municipal Securities	—	1,671,685,496	—	1,671,685,496
U.S. Treasury Securities	—	3,899,541	—	3,899,541
	—	1,675,585,037	—	1,675,585,037
Liabilities ($)
Other Financial Instruments:
Futures††	(33,676)	—	—	(33,676)
	(33,676)	—	—	(33,676)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon National Short-Term Municipal Bond Fund
Assets ($)
Investments in Securities:†
Municipal Securities	—	348,281,038	—	348,281,038
U.S. Treasury Securities	—	11,998,586	—	11,998,586
	—	360,279,624	—	360,279,624
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Assets ($)
Investments in Securities:†
Municipal Securities	—	86,308,692	—	86,308,692
	—	86,308,692	—	86,308,692
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Assets ($)
Investments in Securities:†
Municipal Securities	—	135,663,178	—	135,663,178
	—	135,663,178	—	135,663,178
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Assets ($)
Investments in Securities:†
Municipal Securities	—	88,587,924	—	88,587,924
U.S. Treasury Securities	—	1,299,847	—	1,299,847
	—	89,887,771	—	89,887,771
BNY Mellon Municipal Opportunities Fund
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	8,424,843	—	8,424,843
Municipal Securities	—	2,180,311,382	—	2,180,311,382
U.S. Treasury Securities	—	30,196,441	—	30,196,441
	—	2,218,932,666	—	2,218,932,666
Liabilities ($)
Other Financial Instruments:
Futures††	(483,699)	—	—	(483,699)
Swap Agreements††	—	(78,775)	—	(78,775)
Inverse Floater Notes†††	—	(13,505,000)	—	(13,505,000)
	(483,699)	(13,583,775)	—	(14,067,474)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statements of Assets and Liabilities.

†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.
(c) Market Risk: The value of the securities in which each fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the funds’ investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which each fund invests may have an impact on the funds’ share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of each fund’s investments in these securities to decline. Interest rates in the United States have recently been rising. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., each fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, each fund’s investments in new securities may be at lower yields and may reduce each fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
State-Specific Risk: BNY Mellon Pennsylvania Intermediate Municipal Bond Fund is subject to the risk that Pennsylvania’s economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.
BNY Mellon Massachusetts Intermediate Municipal Bond Fund is subject to the risk that Massachusetts’ economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
BNY Mellon New York Intermediate Tax-Exempt Bond Fund is subject to the risk that New York’s economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the relevant fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the relevant fund’s use of derivatives may result in losses to the relevant fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the relevant fund will not correlate with the underlying assets or the relevant fund’s other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
As of and during the period ended February 28, 2025, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended February 28, 2025, the funds did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
Each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The below table summarizes each fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2024.
Capital Loss Carryover	Short-Term Losses ($)†	Long-Term Losses ($)†	Total ($)
BNY Mellon National Intermediate Municipal Bond Fund	29,409,302	35,685,641	65,094,943
BNY Mellon National Short-Term Municipal Bond Fund	3,609,799	12,941,421	16,551,220
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	1,099,574	874,731	1,974,305
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	714,693	6,256,969	6,971,662
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	1,039,953	3,103,878	4,143,831
BNY Mellon Municipal Opportunities Fund	7,709,822	47,547,649	55,257,471

†	These capital losses can be carried forward for an unlimited period.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The below table summarizes each fund’s tax character of distributions paid to shareholders during the fiscal period ended August 31, 2024. The tax character of current year distributions will be determined at the end of the current fiscal year.
	2024
Tax Character of Distributions Paid	Tax-Exempt Income ($)	Ordinary Income ($)
BNY Mellon National Intermediate Municipal Bond Fund	50,110,175	575,449
BNY Mellon National Short-Term Municipal Bond Fund	8,427,570	237,002
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	2,224,996	13,888
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	3,994,825	12,615
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	2,314,110	6,149
BNY Mellon Municipal Opportunities Fund	65,148,243	840,262
(f) Operating segment reporting: In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the funds operate and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the funds’ prospectus.  The accounting policies of the funds are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders.  Detailed financial information for the funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statements of Assets and Liabilities, investments held on the Statements of Investments, results of operations and significant segment expenses on the Statements of Operations and other information about the funds’ performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The funds participate with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the funds, and (ii) Tranche B is in an amount equal to $120 million and is available only to the BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, each fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the funds based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2025, the funds did not borrow under either Facility.
NOTE 3—
Management Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is payable monthly and computed on the average daily value of each fund’s net assets at the following annual rates: .35% of BNY Mellon National Intermediate Municipal Bond Fund, ..35% of BNY Mellon National Short-Term Municipal Bond Fund, .50% of BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, .35% of BNY Mellon Massachusetts Intermediate Municipal Bond Fund, .50% of BNY Mellon New York Intermediate Tax-Exempt Bond Fund and .50% of BNY Mellon Municipal Opportunities Fund.
For BNY Mellon National Short-Term Municipal Bond Fund, the Adviser has contractually agreed, from September 1, 2024 through December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund share (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .44% of the fund’s average daily net assets. On or after December 31, 2025, the Adviser

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $217,109 during the period ended February 28, 2025.
For BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, the Adviser has contractually agreed, from September 1, 2024 through December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund share (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .59% of the fund’s average daily net assets. On or after December 31, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $106,747 during the period ended February 28, 2025.
For BNY Mellon New York Intermediate Tax-Exempt Bond Fund, the Adviser has contractually agreed, from September 1, 2024 through December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund share (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .59% of the fund’s average daily net assets. On or after December 31, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $101,464 during the period ended February 28, 2025.
Pursuant to the Administration Agreement, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:

0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
(b) Each fund has adopted a Shareholder Services Plan with respect to its Investor shares. Each fund pays the Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. The table below summarizes the amounts Investor shares were charged during the period ended February 28, 2025, pursuant to the Shareholder Services Plan, which is included in Shareholder servicing costs in the Statements of Operations.
Shareholder Services Plan Fees ($)
BNY Mellon National Intermediate Municipal Bond Fund	85,094
BNY Mellon National Short-Term Municipal Bond Fund	16,134
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	5,207
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	9,092
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	9,605
BNY Mellon Municipal Opportunities Fund	83,099
The funds have arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.
Each fund compensates the Transfer Agent, under a transfer agency agreement, for providing cash management services for the funds. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to fund subscriptions and redemptions. BNY pays each fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it receives from the Trust. During the period ended February 28, 2025, there were no Transfer Agent cash management fees or earnings credits pursuant to the transfer agency agreement.
Each fund compensates the Custodian, under a custody agreement, for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. The table below summarizes the amount each fund was

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
charged during the period ended February 28, 2025 pursuant to the custody agreement. These fees were partially offset by earnings credits for each fund, also summarized in the table below.

	Custodian Fees ($)	Custodian Earning Credits ($)
BNY Mellon National Intermediate Municipal Bond Fund	21,825	(21,825)
BNY Mellon National Short-Term Municipal Bond Fund	6,734	(6,734)
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	2,301	(1,395)
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	3,765	(3,765)
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	2,671	(2,307)
BNY Mellon Municipal Opportunities Fund	21,661	(21,661)
Each fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the funds’ check writing privilege. The following table summarizes the amount each fund was charged during the period ended February 28, 2025 pursuant to the agreement, which is included in Shareholder servicing costs in the Statements of Operations.
Checkwriting Fees ($)
BNY Mellon National Intermediate Municipal Bond Fund	183
BNY Mellon National Short-Term Municipal Bond Fund	59
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	22
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	59
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	150
BNY Mellon Municipal Opportunities Fund	138
The below table summarizes the amount each fund was charged for services performed by the Chief Compliance Officer and his staff, during the period ended February 28, 2025.
Chief Compliance Officer Fees ($)
BNY Mellon National Intermediate Municipal Bond Fund	13,601
BNY Mellon National Short-Term Municipal Bond Fund	13,539
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	13,601
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	13,601
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	13,601
BNY Mellon Municipal Opportunities Fund	13,601

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The table below summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.
Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Management Fee ($)	Administration Fee ($)	Shareholder Services Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Checkwriting Fees ($)	Less Expense Reimbursement ($)
BNY Mellon National Intermediate Municipal Bond Fund	453,427	182,206	12,901	10,874	5,580	22	-
BNY Mellon National Short-Term Municipal Bond Fund	95,373	38,325	2,083	3,400	5,580	7	(30,368)
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	32,834	9,236	738	1,455	5,580	3	(16,419)
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	36,246	14,565	1,334	1,700	5,580	8	-
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	34,601	9,504	1,415	1,678	5,580	24	(22,690)
BNY Mellon Municipal Opportunities Fund	827,288	232,707	12,698	10,000	5,580	20	-
(c) Each board member also serves as a Board member of other funds within the Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The table below summarizes each fund’s aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, secured borrowings of inverse floater securities and derivatives, during the period ended February 28, 2025.
Purchases and Sales
	Purchases ($)	Sales ($)
BNY Mellon National Intermediate Municipal Bond Fund	514,510,142	673,880,757
BNY Mellon National Short-Term Municipal Bond Fund	112,153,751	143,145,224
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	28,976,390	39,530,643
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	28,618,360	38,990,942
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	37,120,425	40,035,487
BNY Mellon Municipal Opportunities Fund	408,003,793	303,688,088
Inverse Floater Securities:  BNY Mellon Municipal Opportunities Fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificates reflected as fund liabilities in the Statement of Assets and Liabilities.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2025, was approximately $13,505,000, with a related weighted average annualized interest rate of 3.16%.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each fund, with the exception of the BNY Mellon Municipal Opportunities Fund, is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of each fund’s net assets, and is subject to certain reporting requirements.
BNY Mellon Municipal Opportunities Fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund. Each type of derivative instrument that was held by each relevant fund during the period ended February 28, 2025 is discussed below.
Deposits with Broker:The amount included in deposits held with broker represents cash balances that are held by a broker including collateral required for derivative contracts within Cash collateral held by broker in the Statements of Asset and Liabilities. Any income earned on cash balances held by a broker is recorded as interest income to each relevant fund.
Futures: In the normal course of pursuing their investment objective, each relevant fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The funds invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the funds recognize a realized gain or loss which is reflected in the Statements of Operations. There is minimal counterparty credit risk to the funds with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at February 28, 2025 are set forth in each relevant fund’s Statements of Investments.
Swap Agreements: BNY Mellon Municipal Opportunities Fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Spreadlock Swaps: BNY Mellon Municipal Opportunities Fund participates in a spreadlock which is a credit derivative contract that establishes a predetermined spread for future interest rate swaps. The two main types of spreadlocks that can be used are forward-based spreadlocks and option-based spreadlocks. With a spreadlock, an interest rate swap user may lock in a current spread between a swap and an underlying government bond yield. This strategy allows for the transfer of basis points forward to the time when the swap is written. A spreadlock’s price is equivalent to the difference between the implied forward swap rate and the implied forward bond yield. As is the case with all implied forwards, a positively sloped spread curve suggests that swap spreads will rise over time because swap spreads for shorter maturities are lower than longer maturities. A negatively sloped spread curve means that swap spreads will fall over time because swap spreads for shorter maturities are higher than longer maturities. There is a risk of loss from a change in value of such spreadlock at contract value. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the swap transaction. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the swap agreements. Spreadlock swaps open at February 28, 2025 are set forth in the Statements of Investments.
The following tables show each fund’s exposure to different types of market risk as it relates to the Statements of Assets and Liabilities and the Statements of Operations, respectively.
Fair value of derivative instruments as of February 28, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
BNY Mellon National Intermediate Municipal Bond Fund
Interest Rate Risk	-	Interest Rate Risk	(33,676)(1)
Gross fair value of derivative contracts	-		(33,676)
BNY Mellon Municipal Opportunities Fund
Interest Rate Risk	-	Interest Rate Risk	(562,474)(1),(2)
Gross fair value of derivative contracts	-		(562,474)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(2)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statements of Operations during the period ended February 28, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
BNY Mellon National Intermediate Municipal Bond Fund
Interest Rate	390,364	390,364
Total	390,364	390,364
BNY Mellon Municipal Opportunities Fund
Interest Rate	4,511,369	4,511,369
Total	4,511,369	4,511,369

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Swap Agreements(3)	Total
BNY Mellon National Intermediate Municipal Bond Fund
Interest Rate	(56,438)	-	(56,438)
Total	(56,438)	-	(56,438)
BNY Mellon Municipal Opportunities Fund
Interest Rate	(743,061)	(78,775)	(821,836)
Total	(743,061)	(78,775)	(821,836)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
(3)	Net change in unrealized appreciation (depreciation) on swap agreements.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statements of Assets and Liabilities and require BNY Mellon Municipal Opportunities Fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statements of Assets and Liabilities.
At February 28, 2025, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	-	(483,699)
Swap agreements	-	(78,775)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	-	(562,474)
Derivatives not subject to Master Agreements	-	483,699
Total gross amount of assets and liabilities subject to Master Agreements	-	(78,775)
The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of February 28, 2025:
BNY Mellon Municipal Opportunities Fund
Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	Net Amount of Liabilities ($)
J.P. Morgan Securities LLC	(78,775)	-	-	(78,775)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
The following table summarizes each fund’s monthly average market value of derivatives outstanding during the period ended February 28, 2025:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Average Market Value ($)
BNY Mellon National Intermediate Municipal Bond Fund
Futures:
Interest Rate Futures Short	5,401,683
BNY Mellon Municipal Opportunities Fund
Futures:
Interest Rate Futures Short	84,275,001
The following table summarizes each fund’s monthly average notional value of swap agreements outstanding during the period ended February 28, 2025:
Average Notional Value ($)
BNY Mellon Municipal Opportunities Fund
Swap Agreements:
Interest Rate Swaps Spreadlock Short	1,428,571
The table below summarizes gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments inclusive of derivative contracts for each fund at February 28, 2025.
Accumulated Net Unrealized Appreciation (Depreciation)
	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
BNY Mellon National Intermediate Municipal Bond Fund	19,828,008	(33,437,147)	(13,609,139)
BNY Mellon National Short-Term Municipal Bond Fund	1,797,535	(2,113,859)	(316,324)
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	755,505	(1,821,544)	(1,066,039)
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	607,214	(3,746,770)	(3,139,556)
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	567,699	(2,784,167)	(2,216,468)
BNY Mellon Municipal Opportunities Fund	32,190,959	(80,501,545)	(48,310,586)
At February 28, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-MFTNCSRSA0225-MB

BNY Mellon Funds Trust

Funds	Ticker Symbols
	Class M	Investor Shares
BNY Mellon Bond Fund	MPBFX	MIBDX
BNY Mellon Intermediate Bond Fund	MPIBX	MIIDX
BNY Mellon Corporate Bond Fund	BYMMX	BYMIX
BNY Mellon Short-Term U.S. Government Securities Fund	MPSUX	MISTX
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2025

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Funds
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Statements of Investments
February 28, 2025 (Unaudited)

BNY Mellon Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.0%
Aerospace & Defense — .7%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	6,000,000	5,546,756
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	3,825,000	4,099,101
				9,645,857
Airlines — .2%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,224,206	3,136,361
Automobiles & Components — .2%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	3,100,000	2,677,822
Banks — 9.0%
Banco Bilbao Vizcaya Argentaria SA, Sr. Notes	5.38	3/13/2029	3,350,000	3,428,910
Bank of America Corp., Jr. Sub. Notes, Ser. TT(a),(b)	6.13	4/27/2027	8,650,000	8,777,951
Barclays PLC, Sr. Unscd. Notes	7.44	11/2/2033	7,250,000	8,142,407
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	9,300,000	9,593,677
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	7,325,000	7,491,254
Comerica, Inc., Sr. Unscd. Notes	5.98	1/30/2030	5,216,000	5,315,468
Credit Agricole SA, Sr. Notes(c)	6.32	10/3/2029	4,190,000	4,390,664
Deutsche Bank AG, Sr. Notes	6.72	1/18/2029	8,500,000	8,900,115
HSBC Holdings PLC, Sr. Unscd. Notes	6.25	3/9/2034	5,610,000	5,960,825
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. OO(a)	6.50	4/1/2030	5,475,000	5,615,315
Morgan Stanley, Sr. Unscd. Notes	5.59	1/18/2036	7,770,000	7,966,577
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	5,500,000	5,540,196
Nordea Bank Abp, Jr. Sub. Notes(a),(c)	6.63	3/26/2026	4,280,000	4,322,993
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	6,800,000	7,581,698
Societe Generale SA, Sr. Notes(c)	6.69	1/10/2034	8,000,000	8,498,463
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	8,000,000	8,764,707
UBS Group AG, Sr. Unscd. Notes(c)	1.31	2/2/2027	4,500,000	4,366,067
Wells Fargo & Co., Sr. Unscd. Notes	5.24	1/24/2031	2,550,000	2,592,325
				117,249,612
Beverage Products — .5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	6,250,000	5,847,916
Consumer Discretionary — .6%
Warnermedia Holdings, Inc., Gtd. Notes	4.05	3/15/2029	4,075,000	3,872,371
Warnermedia Holdings, Inc., Gtd. Notes(b)	4.28	3/15/2032	4,335,000	3,895,666
				7,768,037
Diversified Financials — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	6,500,000	6,701,789
Aircastle Ltd., Sr. Unscd. Notes(c)	2.85	1/26/2028	9,500,000	8,981,453
Apollo Debt Solutions BDC, Sr. Unscd. Notes(c)	6.70	7/29/2031	5,800,000	6,075,986
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	6,000,000	5,607,289
BlackRock TCP Capital Corp., Sr. Unscd. Notes	2.85	2/9/2026	3,800,000	3,723,914
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	6,890,000	6,339,406
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	2,500,000	2,381,505
Blue Owl Finance LLC, Gtd. Notes(b)	4.13	10/7/2051	7,650,000	5,732,900
				45,544,242
Electronic Components — .4%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	5,500,000	5,169,584
2

BNY Mellon Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.0% (continued)
Energy — 2.2%
Boardwalk Pipelines LP, Gtd. Notes	3.60	9/1/2032	3,825,000	3,431,556
Diamondback Energy, Inc., Gtd. Notes(b)	3.13	3/24/2031	4,800,000	4,350,763
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	4,000,000	4,038,478
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	3,375,000	3,464,786
Kinder Morgan, Inc., Gtd. Notes	5.20	6/1/2033	4,830,000	4,801,721
Targa Resources Corp., Gtd. Notes	5.50	2/15/2035	1,750,000	1,756,947
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	5,000,000	5,005,300
Whistler Pipeline LLC, Sr. Unscd. Notes(c)	5.95	9/30/2034	2,000,000	2,053,663
				28,903,214
Food Products — .4%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	6,500,000	5,483,282
Foreign Governmental — 1.8%
CDP Financial, Inc., Gtd. Notes(c)	4.88	6/5/2029	3,500,000	3,579,644
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(c)	1.38	2/10/2031	4,130,000	3,445,736
Ontario Teachers’ Finance Trust, Gtd. Notes(c)	2.00	4/16/2031	4,130,000	3,585,845
Ontario Teachers’ Finance Trust, Gtd. Notes(c)	4.63	4/10/2029	3,500,000	3,541,954
Province of British Columbia, Sr. Unscd. Notes	4.20	7/6/2033	2,075,000	2,026,705
Province of Manitoba, Sr. Unscd. Notes(b)	4.30	7/27/2033	3,720,000	3,648,823
Province of Quebec, Unscd. Bonds(b)	0.60	7/23/2025	4,000,000	3,941,002
				23,769,709
Health Care — 2.2%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	6,000,000	5,652,296
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	5,075,000	5,115,053
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	1,605,000	1,627,403
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	7,250,000	6,581,830
HCA, Inc., Gtd. Notes	5.45	9/15/2034	2,800,000	2,791,541
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes(b)	4.65	5/19/2030	6,520,000	6,548,005
				28,316,128
Industrial — .3%
LBJ Infrastructure Group LLC, Sr. Scd. Bonds(c)	3.80	12/31/2057	5,000,000	3,538,156
Information Technology — .3%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	4,790,000	4,285,043
Insurance — .6%
MetLife, Inc., Jr. Sub. Bonds, Ser. G(a)	3.85	9/15/2025	1,900,000	1,886,581
Prudential Financial, Inc., Sr. Unscd. Notes(b)	4.35	2/25/2050	7,250,000	6,168,237
				8,054,818
Internet Software & Services — 1.2%
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	7,000,000	6,471,154
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	7,700,000	6,673,817
Netflix, Inc., Sr. Unscd. Notes	4.90	8/15/2034	2,000,000	2,004,182
				15,149,153
Media — .2%
Comcast Corp., Gtd. Notes	5.35	11/15/2027	3,000,000	3,072,754
Metals & Mining — .7%
Glencore Funding LLC, Gtd. Notes(b),(c)	2.63	9/23/2031	4,775,000	4,122,800
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	5,470,000	4,916,680
				9,039,480
3

Statements of Investments (Unaudited) (continued)

BNY Mellon Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.0% (continued)
Municipal Securities — .2%
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A-1	3.49	6/1/2036	3,000,000	2,490,970
Real Estate — .6%
Alexandria Real Estate Equities, Inc., Gtd. Notes(b)	2.95	3/15/2034	4,775,000	4,023,789
Prologis LP, Sr. Unscd. Notes	2.25	1/15/2032	2,825,000	2,412,974
Prologis LP, Sr. Unscd. Notes	4.75	6/15/2033	1,900,000	1,873,785
				8,310,548
Retailing — .4%
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	5,595,000	4,645,763
Semiconductors & Semiconductor Equipment — 1.4%
Broadcom, Inc., Gtd. Notes(c)	2.45	2/15/2031	4,000,000	3,515,209
Broadcom, Inc., Sr. Unscd. Notes(c)	3.19	11/15/2036	6,000,000	4,942,919
Foundry JV Holdco LLC, Sr. Scd. Notes(b),(c)	5.88	1/25/2034	5,275,000	5,404,252
Intel Corp., Sr. Unscd. Notes	5.60	2/21/2054	4,800,000	4,460,829
				18,323,209
Technology Hardware & Equipment — .3%
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	4,800,000	3,626,786
Telecommunication Services — 2.1%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	10,250,000	8,812,490
Motorola Solutions, Inc., Sr. Unscd. Notes	5.40	4/15/2034	4,800,000	4,877,592
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	10,685,000	7,876,282
Verizon Communications, Inc., Sr. Unscd. Notes	2.99	10/30/2056	8,498,000	5,268,480
				26,834,844
Transportation — .4%
J.B. Hunt Transport Services, Inc., Gtd. Notes	3.88	3/1/2026	5,000,000	4,966,248
U.S. Government Agencies Collateralized Municipal-Backed Securities — .3%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	5,345,596	4,427,949
U.S. Government Agencies Mortgage-Backed — 28.5%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2050(d)			4,997,170	3,745,433
2.00%, 8/1/2041-2/1/2052(d)			37,228,984	29,960,628
2.50%, 3/1/2042-12/1/2051(d)			15,540,520	13,352,448
3.00%, 5/1/2052-6/1/2052(d)			22,018,206	19,214,909
3.50%, 7/1/2047-11/1/2047(d)			17,567,593	16,140,071
4.00%, 1/1/2052(d)			7,517,903	7,066,571
5.00%, 11/1/2052-12/1/2054(d)			28,722,816	28,464,362
5.50%, 4/1/2054-1/1/2055(d)			36,225,095	36,440,875
6.00%, 9/1/2054(d)			8,503,362	8,668,635
Federal National Mortgage Association:
1.50%, 1/1/2042(d)			4,966,781	4,102,108
2.00%, 10/1/2050-4/1/2052(d)			43,607,377	35,236,523
2.50%, 6/1/2051-3/1/2052(d)			42,773,921	35,867,003
3.50%, 3/1/2048(d)			9,336,453	8,580,186
4.00%, 4/1/2052-9/1/2052(d)			11,376,157	10,691,566
4.50%, 10/1/2052(d)			6,009,166	5,825,194
5.00%, 1/1/2055(d)			6,561,639	6,484,635
5.50%, 5/1/2054-10/1/2054(d)			11,110,173	11,168,619
6.00%, 9/1/2054-11/1/2054(d)			14,199,700	14,493,534
Government National Mortgage Association II:
2.00%, 10/20/2050-9/20/2051			18,846,418	15,328,074
4

BNY Mellon Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.0% (continued)
U.S. Government Agencies Mortgage-Backed — 28.5% (continued)
2.50%, 5/20/2051			10,159,796	8,521,596
3.00%, 6/20/2050			2,293,981	2,004,700
3.50%, 1/20/2052-9/20/2053			11,087,971	10,196,805
4.00%, 2/20/2051-6/20/2051			7,835,180	7,299,743
4.50%, 7/20/2052			7,521,883	7,284,087
Government National Mortgage Association II (continued):
6.50%, 8/20/2054-3/20/2055			7,698,255	7,908,938
7.00%, 1/20/2055			8,294,223	8,564,711
7.50%, 7/20/2054			6,265,814	6,483,760
				369,095,714
U.S. Treasury Securities — 39.5%
U.S. Treasury Bonds	2.88	5/15/2052	2,750,000	2,033,120
U.S. Treasury Bonds	3.00	8/15/2052	10,820,000	8,204,392
U.S. Treasury Bonds	3.63	2/15/2053	12,500,000	10,715,820
U.S. Treasury Bonds	3.63	5/15/2053	17,890,000	15,345,217
U.S. Treasury Bonds	3.88	2/15/2043	18,435,000	17,017,809
U.S. Treasury Bonds	4.00	11/15/2052	17,750,000	16,273,838
U.S. Treasury Bonds	4.13	8/15/2053	9,250,000	8,676,753
U.S. Treasury Bonds(b)	4.25	8/15/2054	5,750,000	5,527,188
U.S. Treasury Bonds	4.38	8/15/2043	1,550,000	1,523,844
U.S. Treasury Bonds	4.63	5/15/2054	1,500,000	1,532,314
U.S. Treasury Bonds	4.75	11/15/2053	7,750,000	8,057,881
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.38	1/15/2027	6,532,650	6,447,695
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.50	1/15/2028	10,235,840	10,010,820
U.S. Treasury Notes	2.38	5/15/2027	9,500,000	9,179,375
U.S. Treasury Notes	2.88	4/30/2029	5,000,000	4,785,742
U.S. Treasury Notes	3.25	6/30/2029	18,455,000	17,900,990
U.S. Treasury Notes	3.25	6/30/2027	9,260,000	9,115,493
U.S. Treasury Notes(b)	3.38	9/15/2027	20,250,000	19,963,257
U.S. Treasury Notes(b)	3.50	9/30/2029	17,750,000	17,375,933
U.S. Treasury Notes	3.63	3/31/2030	11,850,000	11,631,284
U.S. Treasury Notes	3.63	8/31/2029	2,750,000	2,707,998
U.S. Treasury Notes	3.63	9/30/2031	3,500,000	3,406,484
U.S. Treasury Notes	3.75	5/31/2030	11,250,000	11,099,707
U.S. Treasury Notes(b)	3.88	8/15/2034	23,750,000	23,169,238
U.S. Treasury Notes(b)	4.00	2/28/2030	10,500,000	10,498,770
U.S. Treasury Notes	4.00	7/31/2030	20,250,000	20,212,822
U.S. Treasury Notes(b)	4.13	8/31/2030	13,500,000	13,547,988
U.S. Treasury Notes	4.13	7/31/2031	18,250,000	18,290,278
U.S. Treasury Notes	4.13	10/31/2031	3,000,000	3,005,215
U.S. Treasury Notes(b)	4.13	11/15/2027	3,000,000	3,011,484
U.S. Treasury Notes	4.13	1/31/2027	7,700,000	7,717,445
U.S. Treasury Notes	4.13	2/28/2027	5,750,000	5,765,386
U.S. Treasury Notes	4.13	2/29/2032	2,750,000	2,753,652
U.S. Treasury Notes	4.25	2/28/2029	12,750,000	12,866,294
U.S. Treasury Notes	4.25	6/30/2031	9,250,000	9,335,635
U.S. Treasury Notes	4.25	6/30/2029	17,750,000	17,920,220
U.S. Treasury Notes	4.25	11/15/2034	6,780,000	6,807,544
5

Statements of Investments (Unaudited) (continued)

BNY Mellon Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.0% (continued)
U.S. Treasury Securities — 39.5% (continued)
U.S. Treasury Notes	4.25	12/31/2026	14,500,000	14,561,738
U.S. Treasury Notes(b)	4.25	1/31/2030	6,500,000	6,569,063
U.S. Treasury Notes	4.38	8/31/2028	10,250,000	10,378,325
U.S. Treasury Notes	4.38	11/30/2028	13,000,000	13,170,117
U.S. Treasury Notes	4.38	5/15/2034	25,000,000	25,359,375
U.S. Treasury Notes(b)	4.38	12/31/2029	3,500,000	3,555,234
U.S. Treasury Notes	4.50	11/15/2033	10,750,000	11,008,672
U.S. Treasury Notes(b)	4.50	5/31/2029	4,500,000	4,586,660
U.S. Treasury Notes(b)	4.50	4/15/2027	12,000,000	12,124,219
U.S. Treasury Notes	4.63	5/31/2031	21,000,000	21,625,899
U.S. Treasury Notes	4.63	2/15/2035	1,250,000	1,293,262
U.S. Treasury Notes	4.88	10/31/2028	13,800,000	14,209,957
				511,877,446
Utilities — .3%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	3,350,000	3,408,859
Total Bonds and Notes (cost $1,327,257,906)				1,284,659,504

	1-Day Yield (%)	Shares
Investment Companies — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $5,671,144)	4.43	5,671,144	5,671,144
Investment of Cash Collateral for Securities Loaned — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $6,498,106)	4.43	6,498,106	6,498,106
Total Investments (cost $1,339,427,156)		100.0%	1,296,828,754
Cash and Receivables (Net)		.0%	408,883
Net Assets		100.0%	1,297,237,637

(a)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(b)
Security, or portion thereof, on loan. At February 28, 2025, the value of the fund’s securities on loan was $129,558,028 and the value of the collateral was
$132,606,655, consisting of cash collateral of $6,498,106 and U.S. Government & Agency securities valued at $126,108,549.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to $74,365,804 or 5.7% of net assets.

(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
6

BNY Mellon Bond Fund
Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 2/28/2025	Dividends/ Distributions ($)
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	4,125,136	128,597,195	(127,051,187)	5,671,144	144,318
Investment of Cash Collateral for Securities Loaned - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	5,565,600	135,821,028	(134,888,522)	6,498,106	83,344 ††
Total - 1.0%	9,690,736	264,418,223	(261,939,709)	12,169,250	227,662

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
7

Statements of Investments
February 28, 2025 (Unaudited)

BNY Mellon Intermediate Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.0%
Aerospace & Defense — .5%
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	2,375,000	2,378,772
Airlines — 1.3%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	2,883,159	2,804,606
Delta Air Lines Pass-Through Trust, Ser. 2020-1, Cl. AA	2.00	6/10/2028	2,923,709	2,738,519
				5,543,125
Automobiles & Components — 3.0%
American Honda Finance Corp., Sr. Unscd. Notes	4.85	10/23/2031	2,985,000	2,986,708
American Honda Finance Corp., Sr. Unscd. Notes	4.90	7/9/2027	2,000,000	2,019,724
General Motors Financial Co., Inc., Gtd. Notes	5.60	6/18/2031	3,200,000	3,235,420
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.55	11/20/2030	3,250,000	3,400,856
Volkswagen Group of America Finance LLC, Gtd. Notes(a),(b)	4.35	6/8/2027	1,500,000	1,481,206
				13,123,914
Banks — 12.0%
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	4,500,000	4,577,874
Bank of Montreal, Sr. Unscd. Notes	5.27	12/11/2026	3,050,000	3,095,917
Barclays PLC, Sub. Notes	4.84	5/9/2028	3,800,000	3,786,047
Citigroup, Inc., Sr. Unscd. Notes	4.41	3/31/2031	4,625,000	4,509,832
Comerica, Inc., Sr. Unscd. Notes(b)	5.98	1/30/2030	2,400,000	2,445,767
Cooperatieve Rabobank UA, Gtd. Notes	3.75	7/21/2026	4,600,000	4,536,818
Credit Agricole SA, Sr. Notes(a)	6.32	10/3/2029	2,245,000	2,352,516
HSBC Holdings PLC, Sr. Unscd. Notes	2.87	11/22/2032	3,460,000	3,004,659
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. OO(c)	6.50	4/1/2030	3,935,000	4,035,848
National Bank of Canada, Gtd. Notes	5.60	12/18/2028	1,670,000	1,724,834
NatWest Group PLC, Sr. Unscd. Notes	4.96	8/15/2030	2,375,000	2,378,339
Royal Bank of Canada, Sub. Notes(b)	4.65	1/27/2026	3,710,000	3,708,669
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	3,000,000	3,344,867
Societe Generale SA, Sub. Notes(a),(b)	5.63	1/19/2030	2,775,000	2,820,106
Standard Chartered PLC, Sr. Unscd. Notes(a)	7.77	11/16/2028	2,830,000	3,038,487
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.69	10/23/2030	3,500,000	3,474,359
Wells Fargo & Co., Sr. Unscd. Notes	5.24	1/24/2031	525,000	533,714
				53,368,653
Beverage Products — .7%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.75	1/23/2029	3,225,000	3,255,304
Consumer Discretionary — .6%
Warnermedia Holdings, Inc., Gtd. Notes	4.05	3/15/2029	2,700,000	2,565,743
Diversified Financials — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	4.63	9/10/2029	3,590,000	3,554,184
Air Lease Corp., Sr. Unscd. Notes(b)	5.10	3/1/2029	2,750,000	2,789,184
American Express Co., Sr. Unscd. Notes	5.10	2/16/2028	1,345,000	1,360,488
American Express Co., Sr. Unscd. Notes	6.34	10/30/2026	2,000,000	2,022,946
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	1,725,000	1,612,096
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2027	1,250,000	1,195,722
The Andrew W. Mellon Foundation, Unscd. Bonds, Ser. 2020	0.95	8/1/2027	2,350,000	2,168,314
				14,702,934
Energy — 1.8%
Coterra Energy Operating Co., Sr. Unscd. Notes	4.38	3/15/2029	3,000,000	2,811,135
8

BNY Mellon Intermediate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.0% (continued)
Energy — 1.8% (continued)
ONEOK, Inc., Gtd. Notes	4.00	7/13/2027	2,425,000	2,397,493
Spectra Energy Partners LP, Gtd. Notes	3.50	3/15/2025	2,760,000	2,757,829
				7,966,457
Food Products — .6%
McCormick & Co., Inc., Sr. Unscd. Notes	0.90	2/15/2026	2,925,000	2,825,732
Foreign Governmental — 1.4%
CDP Financial, Inc., Gtd. Notes(a)	4.88	6/5/2029	1,350,000	1,380,720
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(a)	1.38	2/10/2031	1,670,000	1,393,312
Ontario Teachers’ Finance Trust, Gtd. Notes(a)	2.00	4/16/2031	1,670,000	1,449,967
Ontario Teachers’ Finance Trust, Gtd. Notes(a)	4.63	4/10/2029	1,350,000	1,366,182
Province of British Columbia, Sr. Unscd. Notes	4.20	7/6/2033	825,000	805,798
				6,395,979
Health Care — 5.1%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	3,925,000	3,697,544
Amgen, Inc., Sr. Unscd. Notes	2.20	2/21/2027	3,960,000	3,793,784
Astrazeneca Finance LLC, Gtd. Notes	1.20	5/28/2026	3,300,000	3,182,472
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	3,300,000	3,250,480
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	2,820,000	2,794,209
Takeda Pharmaceutical Co., Ltd., Sr. Unscd. Notes(b)	5.30	7/5/2034	3,150,000	3,208,094
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	1/15/2032	2,735,000	2,746,180
				22,672,763
Industrial — 1.7%
Caterpillar Financial Services Corp., Sr. Unscd. Notes	0.90	3/2/2026	2,350,000	2,272,515
John Deere Capital Corp., Sr. Unscd. Notes	1.05	6/17/2026	3,500,000	3,364,530
Snap-on, Inc., Sr. Unscd. Notes	3.25	3/1/2027	2,000,000	1,955,204
				7,592,249
Information Technology — 1.5%
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	3,400,000	3,229,033
Oracle Corp., Sr. Unscd. Notes	4.70	9/27/2034	3,390,000	3,257,666
				6,486,699
Internet Software & Services — .6%
eBay, Inc., Sr. Unscd. Notes(b)	1.90	3/11/2025	2,750,000	2,748,241
Media — .5%
Discovery Communications LLC, Gtd. Notes	4.90	3/11/2026	2,335,000	2,335,208
Municipal Securities — 2.5%
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.05	1/1/2026	2,500,000	2,435,428
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	1.75	3/15/2028	4,155,000	3,873,924
State Board of Administration Finance Corp., Revenue Bonds, Refunding, Ser. A	1.71	7/1/2027	5,315,000	5,005,786
				11,315,138
Real Estate — .3%
Healthcare Realty Holdings LP, Gtd. Notes	3.63	1/15/2028	1,500,000	1,443,967
Retailing — .8%
The TJX Companies, Inc., Sr. Unscd. Notes	1.15	5/15/2028	3,750,000	3,401,236
Semiconductors & Semiconductor Equipment — 1.2%
Broadcom, Inc., Sr. Unscd. Notes(a)	4.00	4/15/2029	3,325,000	3,242,998
Foundry JV Holdco LLC, Sr. Scd. Notes(a)	5.88	1/25/2034	2,000,000	2,049,005
				5,292,003
Telecommunication Services — 3.1%
AT&T, Inc., Sr. Unscd. Notes	4.30	2/15/2030	4,250,000	4,171,705
9

Statements of Investments (Unaudited) (continued)

BNY Mellon Intermediate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.0% (continued)
Telecommunication Services — 3.1% (continued)
Cisco Systems, Inc., Sr. Unscd. Notes	4.95	2/26/2031	3,200,000	3,263,069
Motorola Solutions, Inc., Sr. Unscd. Notes	4.60	5/23/2029	2,420,000	2,406,263
T-Mobile USA, Inc., Gtd. Notes	3.88	4/15/2030	4,000,000	3,831,937
				13,672,974
U.S. Government Agencies Collateralized Mortgage Obligations — .7%
Federal National Mortgage Association, REMIC, Ser. 2013-39, Cl. UP(d)	2.50	5/25/2028	3,100,666	3,020,958
U.S. Government Agencies Collateralized Municipal-Backed Securities — .5%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	2,815,839	2,332,460
U.S. Government Agencies Mortgage-Backed — 1.3%
Federal Home Loan Mortgage Corp.:
3.50%, 6/1/2035(d)			3,965,838	3,867,415
4.50%, 2/1/2034(d)			106,664	107,081
Federal National Mortgage Association:
2.91%, 4/1/26(d)			2,000,000	1,964,149
				5,938,645
U.S. Government Agencies Obligations — 8.3%
Federal Farm Credit Banks Funding Corp., Bonds	5.37	4/2/2029	7,252,000	7,250,529
Federal Home Loan Banks, Bonds	2.20	3/28/2025	2,400,000	2,396,469
Federal Home Loan Banks, Bonds	5.00	6/18/2029	1,650,000	1,653,459
Federal Home Loan Banks, Bonds, Ser. 1	3.00	3/25/2027	6,800,000	6,644,927
Federal Home Loan Mortgage Corp., Notes(d)	4.05	8/28/2025	4,900,000	4,891,473
Federal Home Loan Mortgage Corp., Notes(d)	4.63	1/7/2027	4,310,000	4,314,620
Federal Home Loan Mortgage Corp., Notes(d)	5.00	1/14/2030	5,750,000	5,772,379
Federal National Mortgage Association, Notes(d)	5.08	3/6/2028	3,970,000	3,970,229
				36,894,085
U.S. Treasury Securities — 45.1%
U.S. Treasury Notes	0.63	5/15/2030	1,750,000	1,472,051
U.S. Treasury Notes	0.75	1/31/2028	3,185,000	2,905,379
U.S. Treasury Notes	1.63	8/15/2029	2,500,000	2,262,256
U.S. Treasury Notes	3.13	11/15/2028	750,000	727,881
U.S. Treasury Notes	3.38	5/15/2033	5,000,000	4,733,301
U.S. Treasury Notes(b)	3.38	9/15/2027	11,710,000	11,544,185
U.S. Treasury Notes	3.50	4/30/2028	9,090,000	8,960,929
U.S. Treasury Notes(b)	3.50	9/30/2029	5,000,000	4,894,629
U.S. Treasury Notes	3.63	8/31/2029	9,750,000	9,601,084
U.S. Treasury Notes	3.75	5/31/2030	2,075,000	2,047,279
U.S. Treasury Notes(b)	3.75	8/31/2031	12,925,000	12,674,831
U.S. Treasury Notes	3.88	12/31/2029	9,765,000	9,704,159
U.S. Treasury Notes(b)	3.88	8/15/2034	16,000,000	15,608,750
U.S. Treasury Notes	4.00	2/15/2034	4,455,000	4,395,310
U.S. Treasury Notes	4.00	7/31/2029	7,000,000	6,999,727
U.S. Treasury Notes	4.13	7/31/2028	10,120,000	10,168,228
U.S. Treasury Notes	4.13	7/31/2031	14,000,000	14,030,898
U.S. Treasury Notes	4.13	10/31/2026	3,000,000	3,005,156
U.S. Treasury Notes(b)	4.13	11/15/2027	6,250,000	6,273,926
U.S. Treasury Notes(b)	4.25	12/31/2026	4,500,000	4,519,160
U.S. Treasury Notes(b)	4.25	1/15/2028	5,000,000	5,037,695
U.S. Treasury Notes	4.38	8/31/2028	18,500,000	18,731,611
U.S. Treasury Notes	4.38	5/15/2034	15,000,000	15,215,625
U.S. Treasury Notes	4.50	11/15/2033	11,500,000	11,776,719
10

BNY Mellon Intermediate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.0% (continued)
U.S. Treasury Securities — 45.1% (continued)
U.S. Treasury Notes(b)	4.50	4/15/2027	7,375,000	7,451,343
U.S. Treasury Notes	4.63	9/30/2030	5,690,000	5,852,476
				200,594,588
Utilities — .6%
Black Hills Corp., Sr. Unscd. Notes	3.05	10/15/2029	2,750,000	2,559,057
Total Bonds and Notes (cost $445,615,310)				440,426,884

	1-Day Yield (%)	Shares
Investment Companies — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $2,063,321)	4.43	2,063,321	2,063,321
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $313,000)	4.43	313,000	313,000
Total Investments (cost $447,991,631)		99.6%	442,803,205
Cash and Receivables (Net)		.4%	1,792,469
Net Assets		100.0%	444,595,674

REMIC—Real Estate Mortgage Investment Conduit

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to $20,574,499 or 4.6% of net assets.

(b)
Security, or portion thereof, on loan. At February 28, 2025, the value of the fund’s securities on loan was $64,022,715 and the value of the collateral was
$65,667,905, consisting of cash collateral of $313,000 and U.S. Government & Agency securities valued at $65,354,905.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
11

Statements of Investments (Unaudited) (continued)

BNY Mellon Intermediate Bond Fund
Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 2/28/2025	Dividends/ Distributions ($)
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	2,051,663	56,820,356	(56,808,698)	2,063,321	60,597
Investment of Cash Collateral for Securities Loaned - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .1%	6,913,017	48,600,599	(55,200,616)	313,000	36,756 ††
Total - .6%	8,964,680	105,420,955	(112,009,314)	2,376,321	97,353

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
12

Statements of Investments
February 28, 2025 (Unaudited)

BNY Mellon Corporate Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.6%
Aerospace & Defense — 1.6%
RTX Corp., Sr. Unscd. Notes	2.25	7/1/2030	2,500,000	2,213,736
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	3,000,000	3,004,765
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	1,000,000	1,071,660
				6,290,161
Airlines — 3.3%
Air Canada Pass-Through Trust, Ser. 2015-1, Cl. A(a)	3.60	3/15/2027	1,722,754	1,687,394
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	2,833,314	2,756,119
JetBlue Airways Corp. Pass-Through Trust, Ser. 2019-1, Cl. A	2.95	5/15/2028	3,841,678	3,527,174
United Airlines Pass-Through Trust, Ser. 2016-2, Cl. A	3.10	10/7/2028	5,654,350	5,310,155
				13,280,842
Automobiles & Components — 1.6%
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	3,000,000	3,120,186
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	3,750,000	3,239,300
				6,359,486
Banks — 23.9%
AIB Group PLC, Sr. Unscd. Notes(a)	6.61	9/13/2029	3,000,000	3,177,070
BAC Capital Trust XIV, Gtd. Notes, Ser. G, (3 Month TSFR +0.66%)(b),(c),(d)	5.02	3/15/2025	3,000,000	2,631,931
Banco Bilbao Vizcaya Argentaria SA, Sr. Notes	5.38	3/13/2029	2,500,000	2,558,888
Bank of America Corp., Jr. Sub. Notes, Ser. FF(b),(c)	5.88	3/15/2028	2,500,000	2,517,693
Bank of America Corp., Jr. Sub. Notes, Ser. TT(b),(c)	6.13	4/27/2027	1,000,000	1,014,792
Bank of Ireland Group PLC, Sr. Unscd. Notes(a)	2.03	9/30/2027	2,500,000	2,398,204
Barclays PLC, Jr. Sub. Notes(b)	8.00	3/15/2029	2,000,000	2,087,606
Barclays PLC, Sub. Notes	7.12	6/27/2034	1,500,000	1,627,738
BNP Paribas SA, Sr. Notes(a)	1.32	1/13/2027	2,500,000	2,430,594
BPCE SA, Sub. Notes(a)	3.12	10/19/2032	4,000,000	3,433,241
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	3,500,000	3,610,524
Citizens Financial Group, Inc., Sub. Notes	3.75	2/11/2031	5,000,000	4,849,697
Comerica, Inc., Sr. Unscd. Notes	5.98	1/30/2030	4,000,000	4,076,279
Credit Agricole SA, Sub. Notes(a)	4.00	1/10/2033	3,500,000	3,365,533
Deutsche Bank AG, Sub. Notes	4.88	12/1/2032	4,500,000	4,413,569
HSBC Holdings PLC, Sub. Notes	7.40	11/13/2034	3,500,000	3,887,128
JPMorgan Chase & Co., Sr. Unscd. Notes	5.34	1/23/2035	3,250,000	3,297,876
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.72	6/5/2030	3,000,000	3,090,079
M&T Bank Corp., Jr. Sub. Notes, Ser. G(b)	7.30	8/1/2025	5,000,000	5,017,165
Morgan Stanley, Sub. Notes	5.95	1/19/2038	3,500,000	3,583,273
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	3,250,000	3,273,752
Nordea Bank Abp, Jr. Sub. Notes(a),(b),(c)	6.63	3/26/2026	3,965,000	4,004,828
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	3,500,000	3,902,345
Societe Generale SA, Sr. Notes(a)	6.69	1/10/2034	3,000,000	3,186,924
Standard Chartered PLC, Sr. Unscd. Notes(a)	3.97	3/30/2026	2,250,000	2,248,170
The Bank of Nova Scotia, Jr. Sub. Notes, (3 Month TSFR +2.91%)(b),(d)	7.20	4/12/2025	4,000,000	3,977,197
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	3,000,000	3,286,765
The Toronto-Dominion Bank, Sub. Notes	3.63	9/15/2031	3,000,000	2,932,493
Westpac Banking Corp., Sub. Notes	4.32	11/23/2031	3,000,000	2,976,711
Zions Bancorp NA, Sub. Notes	3.25	10/29/2029	3,550,000	3,213,611
				96,071,676
13

Statements of Investments (Unaudited) (continued)

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.6% (continued)
Beverage Products — .7%
Constellation Brands, Inc., Gtd. Notes	3.15	8/1/2029	3,000,000	2,802,727
Building Materials — 1.0%
CRH America Finance, Inc., Gtd. Notes(a),(c)	3.40	5/9/2027	2,000,000	1,949,823
Masco Corp., Sr. Unscd. Notes	1.50	2/15/2028	2,500,000	2,287,760
				4,237,583
Chemicals — 1.4%
Huntsman International LLC, Sr. Unscd. Notes(c)	4.50	5/1/2029	3,000,000	2,896,270
Yara International ASA, Sr. Unscd. Notes(a)	4.75	6/1/2028	3,000,000	2,979,552
				5,875,822
Commercial & Professional Services — .7%
Global Payments, Inc., Sr. Unscd. Notes	3.20	8/15/2029	3,000,000	2,798,107
Consumer Discretionary — 3.3%
Hasbro, Inc., Sr. Unscd. Notes	3.90	11/19/2029	2,000,000	1,909,698
Leggett & Platt, Inc., Sr. Unscd. Notes(c)	4.40	3/15/2029	2,000,000	1,911,103
Marriott International, Inc., Sr. Unscd. Notes, Ser. II	2.75	10/15/2033	3,250,000	2,723,962
Meritage Homes Corp., Gtd. Notes	5.65	3/15/2035	1,000,000	995,470
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(a)	6.25	3/15/2032	2,000,000	2,041,633
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	4,000,000	3,594,616
				13,176,482
Diversified Financials — 6.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes(c)	5.75	6/6/2028	2,500,000	2,571,384
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	1,500,000	1,546,567
Aircastle Ltd., Gtd. Notes	4.25	6/15/2026	1,500,000	1,490,053
Aircastle Ltd., Sr. Unscd. Notes(a)	2.85	1/26/2028	2,050,000	1,938,103
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	4,400,000	4,112,012
BlackRock TCP Capital Corp., Sr. Unscd. Notes	2.85	2/9/2026	3,000,000	2,939,932
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	4,500,000	4,140,396
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	4,000,000	3,810,408
Blue Owl Credit Income Corp., Sr. Unscd. Notes(a)	6.60	9/15/2029	2,000,000	2,056,325
Blue Owl Finance LLC, Gtd. Notes	4.38	2/15/2032	1,000,000	941,738
				25,546,918
Electronic Components — 1.4%
Arrow Electronics, Inc., Sr. Unscd. Notes(c)	2.95	2/15/2032	3,250,000	2,811,395
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	3,000,000	2,819,773
				5,631,168
Energy — 12.3%
Cenovus Energy, Inc., Sr. Unscd. Notes	2.65	1/15/2032	3,000,000	2,545,312
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes(a)	2.74	12/31/2039	2,000,000	1,627,156
Cheniere Energy, Inc., Sr. Unscd. Notes	4.63	10/15/2028	2,000,000	1,976,959
Diamondback Energy, Inc., Gtd. Notes	5.40	4/18/2034	2,750,000	2,766,399
El Paso Natural Gas Co. LLC, Gtd. Notes(a)	3.50	2/15/2032	3,000,000	2,675,945
Enbridge, Inc., Gtd. Notes	4.25	12/1/2026	2,000,000	1,990,370
Energy Transfer LP, Sr. Unscd. Bonds	5.50	6/1/2027	1,250,000	1,269,550
Energy Transfer LP, Sr. Unscd. Notes	4.15	9/15/2029	1,500,000	1,459,138
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	2,000,000	2,053,207
EQT Corp., Sr. Unscd. Notes(c)	5.75	2/1/2034	3,000,000	3,067,414
Helmerich & Payne, Inc., Sr. Unscd. Notes	2.90	9/29/2031	3,000,000	2,558,058
MPLX LP, Sr. Unscd. Notes	4.95	9/1/2032	3,500,000	3,444,402
Ovintiv, Inc., Gtd. Notes(c)	6.25	7/15/2033	3,000,000	3,130,519
Petroleos Mexicanos, Gtd. Notes	6.49	1/23/2027	3,500,000	3,441,199
14

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.6% (continued)
Energy — 12.3% (continued)
Sabal Trail Transmission LLC, Sr. Unscd. Notes(a)	4.25	5/1/2028	3,000,000	2,947,799
Targa Resources Corp., Gtd. Notes	6.13	3/15/2033	3,000,000	3,145,335
The Williams Companies., Inc., Sr. Unscd. Notes	3.75	6/15/2027	3,000,000	2,943,184
Transcontinental Gas Pipe Line Co. LLC, Sr. Unscd. Notes	3.25	5/15/2030	2,000,000	1,854,541
Valero Energy Corp., Sr. Unscd. Notes	2.80	12/1/2031	2,500,000	2,186,643
Var Energi ASA, Sr. Unscd. Notes(a)	7.50	1/15/2028	2,310,000	2,459,722
				49,542,852
Environmental Control — .6%
Waste Connections, Inc., Sr. Unscd. Notes	3.50	5/1/2029	2,500,000	2,402,267
Food Products — 1.2%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes	3.00	2/2/2029	2,000,000	1,864,169
Sysco Corp., Gtd. Notes	5.10	9/23/2030	3,000,000	3,042,683
				4,906,852
Foreign Governmental — .7%
The Morongo Band of Mission Indians, Unscd. Bonds(a)	7.00	10/1/2039	2,500,000	2,701,490
Health Care — 7.2%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	2,250,000	2,119,611
Amgen, Inc., Sr. Unscd. Notes	5.25	3/2/2033	3,250,000	3,301,231
Centene Corp., Sr. Unscd. Notes	2.50	3/1/2031	3,500,000	2,958,368
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	3,750,000	3,404,395
GE HealthCare Technologies, Inc., Sr. Unscd. Notes	4.80	8/14/2029	3,000,000	3,007,533
HCA, Inc., Gtd. Notes	3.63	3/15/2032	2,000,000	1,810,786
HCA, Inc., Gtd. Notes	5.45	9/15/2034	1,500,000	1,495,468
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	3,000,000	2,902,823
Royalty Pharma PLC, Gtd. Notes(a),(c)	2.20	9/2/2030	3,000,000	2,602,465
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.00	11/26/2028	3,000,000	3,040,927
The Cigna Group, Gtd. Notes	4.38	10/15/2028	2,500,000	2,481,103
				29,124,710
Industrial — 3.1%
Carlisle Cos., Inc., Sr. Unscd. Notes	3.75	12/1/2027	2,500,000	2,443,006
Flowserve Corp., Sr. Unscd. Notes	2.80	1/15/2032	2,500,000	2,163,372
Hillenbrand, Inc., Gtd. Notes	5.00	9/15/2026	2,500,000	2,481,825
Huntington Ingalls Industries, Inc., Gtd. Notes	3.48	12/1/2027	3,000,000	2,901,577
Oshkosh Corp., Sr. Unscd. Notes	4.60	5/15/2028	2,500,000	2,491,708
				12,481,488
Information Technology — 1.5%
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	3,000,000	2,849,147
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032	3,000,000	3,215,042
				6,064,189
Insurance — 3.1%
Assured Guaranty US Holdings, Inc., Gtd. Notes(c)	3.15	6/15/2031	3,250,000	2,934,459
MetLife, Inc., Jr. Sub. Bonds, Ser. D(b),(c)	5.88	3/15/2028	3,500,000	3,541,055
Prudential Financial, Inc., Jr. Sub. Notes	5.70	9/15/2048	3,000,000	2,996,172
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.90	5/15/2029	3,000,000	2,905,161
				12,376,847
Internet Software & Services — 1.2%
eBay, Inc., Sr. Unscd. Notes	5.95	11/22/2027	2,000,000	2,072,189
Meta Platforms, Inc., Sr. Unscd. Notes	5.60	5/15/2053	2,750,000	2,828,776
				4,900,965
15

Statements of Investments (Unaudited) (continued)

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.6% (continued)
Materials — .5%
WRKCo, Inc., Gtd. Notes	4.00	3/15/2028	2,000,000	1,962,781
Media — .6%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	4.40	4/1/2033	2,500,000	2,280,414
Metals & Mining — 1.9%
Anglo American Capital PLC, Gtd. Notes(a),(c)	4.50	3/15/2028	3,000,000	2,975,023
Glencore Funding LLC, Gtd. Notes(a)	1.63	9/1/2025	1,000,000	985,012
Glencore Funding LLC, Gtd. Notes(a)	5.40	5/8/2028	1,500,000	1,527,119
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	2,250,000	2,022,400
				7,509,554
Municipal Securities — 3.3%
Detroit, GO, Ser. B-1	4.00	4/1/2044	5,000,000	4,062,203
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A-1	3.49	6/1/2036	4,000,000	3,321,293
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.95	8/1/2048	2,500,000	2,273,345
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. C	5.45	8/15/2028	3,750,000	3,707,685
				13,364,526
Real Estate — 3.1%
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	2,500,000	2,099,136
Healthcare Realty Holdings LP, Gtd. Notes	3.10	2/15/2030	3,000,000	2,746,934
Healthpeak OP LLC, Gtd. Notes	2.13	12/1/2028	2,250,000	2,057,061
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	2.63	11/15/2031	3,000,000	2,583,923
Realty Income Corp., Gtd. Notes	4.00	7/15/2029	3,000,000	2,920,655
				12,407,709
Retailing — 3.9%
7-Eleven, Inc., Sr. Unscd. Notes(a)	1.80	2/10/2031	3,750,000	3,118,579
Alimentation Couche-Tard, Inc., Gtd. Notes(a)	3.55	7/26/2027	3,000,000	2,929,168
AutoNation, Inc., Sr. Unscd. Notes(c)	3.85	3/1/2032	2,000,000	1,822,861
Dick’s Sporting Goods, Inc., Sr. Unscd. Notes(c)	3.15	1/15/2032	3,000,000	2,671,759
Dollar Tree, Inc., Sr. Unscd. Notes(c)	2.65	12/1/2031	3,000,000	2,587,706
O’Reilly Automotive, Inc., Sr. Unscd. Notes	4.70	6/15/2032	2,500,000	2,457,885
				15,587,958
Semiconductors & Semiconductor Equipment — 3.8%
Broadcom, Inc., Sr. Unscd. Notes(a)	3.14	11/15/2035	2,000,000	1,668,267
Broadcom, Inc., Sr. Unscd. Notes(a)	3.47	4/15/2034	3,000,000	2,652,468
Foundry JV Holdco LLC, Sr. Scd. Notes(a)	5.88	1/25/2034	2,500,000	2,561,257
Intel Corp., Sr. Unscd. Notes	5.60	2/21/2054	3,000,000	2,788,019
Microchip Technology, Inc., Gtd. Notes	5.05	3/15/2029	2,750,000	2,773,526
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., Gtd. Notes	5.00	1/15/2033	3,000,000	2,974,409
				15,417,946
Technology Hardware & Equipment — .9%
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.10	7/15/2036	3,000,000	3,618,402
Telecommunication Services — 3.2%
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	4,000,000	2,788,655
Motorola Solutions, Inc., Sr. Unscd. Notes	5.40	4/15/2034	3,250,000	3,302,537
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	4,750,000	3,501,389
Verizon Communications, Inc., Sr. Unscd. Notes	4.27	1/15/2036	3,500,000	3,241,371
				12,833,952
16

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 98.6% (continued)
Utilities — 1.3%
Black Hills Corp., Sr. Unscd. Notes	2.50	6/15/2030	2,500,000	2,219,144
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	3,000,000	3,052,710
				5,271,854
Total Bonds and Notes (cost $408,700,786)				396,827,728

	1-Day Yield (%)	Shares
Investment Companies — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $3,311,268)	4.43	3,311,268	3,311,268
Investment of Cash Collateral for Securities Loaned — 2.6%
Registered Investment Companies — 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $10,522,984)	4.43	10,522,984	10,522,984
Total Investments (cost $422,535,038)		102.0%	410,661,980
Liabilities, Less Cash and Receivables		(2.0%)	(8,119,739)
Net Assets		100.0%	402,542,241

GO—Government Obligation
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to $70,328,864 or 17.5% of net assets.

(b)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(c)
Security, or portion thereof, on loan. At February 28, 2025, the value of the fund’s securities on loan was $25,307,834 and the value of the collateral was
$26,118,384, consisting of cash collateral of $10,522,984 and U.S. Government & Agency securities valued at $15,595,400.  In addition, the value of collateral may include pending sales that are also on loan.

(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
17

Statements of Investments (Unaudited) (continued)

BNY Mellon Corporate Bond Fund
Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 2/28/2025	Dividends/ Distributions ($)
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .8%	4,034,523	41,562,004	(42,285,259)	3,311,268	158,244
Investment of Cash Collateral for Securities Loaned - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.6%	17,900,899	51,242,942	(58,620,857)	10,522,984	33,672 ††
Total - 3.4%	21,935,422	92,804,946	(100,906,116)	13,834,252	191,916

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
18

Statements of Investments
February 28, 2025 (Unaudited)

BNY Mellon Short-Term U.S. Government Securities Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.7%
Municipal Securities — .4%
Connecticut, GO, Ser. A	0.92	6/1/2025	250,000	247,889
U.S. Government Agencies Collateralized Mortgage Obligations — 11.5%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3780, Cl. AV(a)	4.00	4/15/2031	181,902	180,334
Federal Home Loan Mortgage Corp., REMIC, Ser. 3810, Cl. QB(a)	3.50	2/15/2026	44,637	44,364
Federal Home Loan Mortgage Corp., REMIC, Ser. 3816, Cl. HA(a)	3.50	11/15/2025	96,642	96,199
Federal Home Loan Mortgage Corp., REMIC, Ser. 3820, Cl. TB(a)	3.50	3/15/2026	81,752	81,202
Federal Home Loan Mortgage Corp., REMIC, Ser. 3909, Cl. NG(a)	4.00	8/15/2026	143,706	143,076
Federal Home Loan Mortgage Corp., REMIC, Ser. 3964, Cl. QA(a)	3.00	11/15/2026	85,618	84,559
Federal Home Loan Mortgage Corp., REMIC, Ser. 4020, Cl. PC(a)	1.75	3/15/2027	26,759	26,292
Federal Home Loan Mortgage Corp., REMIC, Ser. 4216, Cl. KC(a)	1.75	6/15/2028	183,640	179,359
Federal Home Loan Mortgage Corp., REMIC, Ser. 4287, Cl. AB(a)	2.00	12/15/2026	67,487	65,489
Federal Home Loan Mortgage Corp., REMIC, Ser. 4313, Cl. ME(a)	3.00	4/15/2039	439,690	427,537
Federal Home Loan Mortgage Corp., REMIC, Ser. 4340, Cl. VD(a)	3.00	7/15/2037	4,309	4,301
Federal Home Loan Mortgage Corp., REMIC, Ser. 4386, Cl. AB(a)	3.00	9/15/2029	42,230	41,866
Federal Home Loan Mortgage Corp., REMIC, Ser. 4569, Cl. DV(a)	3.00	8/15/2027	505,144	497,673
Federal Home Loan Mortgage Corp., REMIC, Ser. 5058, Cl. CD(a)	1.00	6/15/2027	130,426	128,007
Federal National Mortgage Association, REMIC, Ser. 2011-88, Cl. M(a)	3.50	9/25/2026	29,013	28,835
Federal National Mortgage Association, REMIC, Ser. 2012-148, Cl. DC(a)	1.50	1/25/2028	274,423	266,883
Federal National Mortgage Association, REMIC, Ser. 2012-152, Cl. PC(a)	1.75	8/25/2042	43,223	43,078
Federal National Mortgage Association, REMIC, Ser. 2012-78, Cl. KB(a)	1.75	7/25/2027	75,862	73,966
Federal National Mortgage Association, REMIC, Ser. 2012-98, Cl. YM(a)	1.50	9/25/2027	234,004	227,202
Federal National Mortgage Association, REMIC, Ser. 2013-137, Cl. V(a)	3.50	10/25/2028	64,135	63,602
Federal National Mortgage Association, REMIC, Ser. 2013-30, Cl. DA(a)	1.75	4/25/2028	94,640	91,676
Federal National Mortgage Association, REMIC, Ser. 2013-39, Cl. MP(a)	1.75	5/25/2028	316,068	305,720
Federal National Mortgage Association, REMIC, Ser. 2014-34, Cl. LC(a)	2.50	6/25/2029	76,049	74,881
Federal National Mortgage Association, REMIC, Ser. 2015-33, Cl. P(a)	2.50	6/25/2045	445,380	428,678
Federal National Mortgage Association, REMIC, Ser. 2017-99, Cl. VM(a)	3.50	3/25/2029	1,054,767	1,026,522
Federal National Mortgage Association, REMIC, Ser. 2020-28, Cl. V(a)	3.50	2/25/2048	256,250	253,501
Government National Mortgage Association, Ser. 2010-6, Cl. AB	3.00	11/20/2039	107,275	106,095
Government National Mortgage Association, Ser. 2012-101, Cl. MA	2.50	5/20/2040	205,206	201,307
Government National Mortgage Association, Ser. 2012-51, Cl. VQ	3.50	4/20/2025	27,604	27,514
Government National Mortgage Association, Ser. 2016-23, Cl. KA	3.85	1/20/2031	23,278	23,016
Government National Mortgage Association, Ser. 2022-152, Cl. BC	3.00	10/20/2035	1,156,887	1,140,597
Government National Mortgage Association, Ser. 2022-87, Cl. A	3.50	1/20/2040	878,494	868,899
Government National Mortgage Association, Ser. 2022-90, Cl. KB	3.00	9/20/2044	1,049,000	1,006,069
				8,258,299
U.S. Government Agencies Collateralized Municipal-Backed Securities — 27.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KC03, Cl. A2(a)	3.50	1/25/2026	1,183,634	1,173,627
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL1P, Cl. A1P(a)	2.54	10/25/2025	406,912	403,408
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KW02, Cl. A1(a)	2.90	4/25/2026	124,801	123,534
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. X2FX, Cl. A2(a)	2.41	9/25/2025	566,941	563,286
19

Statements of Investments (Unaudited) (continued)

BNY Mellon Short-Term U.S. Government Securities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.7% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities — 27.5% (continued)
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2017-SB41, Cl. A10F(a)	2.94	9/25/2027	1,418,385	1,362,782
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2018-SB51, Cl. A5H, (1 Month SOFR +0.81%)(a),(b)	5.14	4/25/2038	474,216	472,115
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB67, Cl. A5H, (1 Month SOFR +0.81%)(a),(b)	5.12	8/25/2039	652,964	650,223
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB68, Cl. A5H, (1 Month SOFR +0.81%)(a),(b)	5.14	8/25/2039	314,011	312,238
Government National Mortgage Association, Ser. 2011-103, Cl. B	3.74	7/16/2051	340,853	331,408
Government National Mortgage Association, Ser. 2012-142, Cl. BC	2.46	3/16/2049	972,925	905,758
Government National Mortgage Association, Ser. 2012-150, Cl. A	1.90	11/16/2052	534,836	462,303
Government National Mortgage Association, Ser. 2013-105, Cl. A	1.71	2/16/2037	120,774	119,741
Government National Mortgage Association, Ser. 2013-158, Cl. AB	3.02	8/16/2053	1,154,762	1,090,275
Government National Mortgage Association, Ser. 2013-29, Cl. AB	1.77	10/16/2045	135,377	125,256
Government National Mortgage Association, Ser. 2013-29, Cl. AD	1.51	8/16/2041	153,559	151,372
Government National Mortgage Association, Ser. 2014-82, Cl. VG	2.87	12/16/2046	335,927	331,549
Government National Mortgage Association, Ser. 2015-188, Cl. VD	2.50	3/16/2032	323,570	308,337
Government National Mortgage Association, Ser. 2017-70, Cl. A	2.50	10/16/2057	33,408	33,202
Government National Mortgage Association, Ser. 2017-94, Cl. AK	2.40	5/16/2051	1,043,525	966,758
Government National Mortgage Association, Ser. 2018-123, Cl. D	3.10	1/16/2059	1,091,892	1,048,555
Government National Mortgage Association, Ser. 2018-149, Cl. A	3.00	7/16/2048	230,726	221,575
Government National Mortgage Association, Ser. 2019-34, Cl. AL	3.15	5/16/2059	1,148,668	1,115,147
Government National Mortgage Association, Ser. 2019-55, Cl. AE	3.00	12/16/2059	995,250	922,207
Government National Mortgage Association, Ser. 2022-147, Cl. A	2.20	10/16/2062	1,878,868	1,736,893
Government National Mortgage Association, Ser. 2022-3, Cl. AM	1.60	9/16/2051	927,993	766,651
Government National Mortgage Association, Ser. 2022-53, Cl. AE	1.50	4/16/2046	2,632,653	2,349,549
Government National Mortgage Association, Ser. 2022-82, Cl. AC	2.00	5/16/2048	1,828,136	1,652,935
				19,700,684
U.S. Government Agencies Mortgage-Backed — 17.8%
Federal Home Loan Mortgage Corp.:
2.50%, 3/1/2027-12/1/2027(a)			904,515	886,330
3.50%, 10/1/2026-5/1/2027(a)			105,199	104,103
4.50%, 9/1/2026-2/1/2034(a)			106,690	107,107
Federal National Mortgage Association:
1.91%, 9/1/2051, (1 Month SOFR +2.35%)(a),(b)			2,196,221	2,127,051
2.39%, 6/1/2025(a)			48,641	48,381
2.45%, 4/1/2025(a)			2,555,260	2,544,004
2.50%, 11/1/2026-3/1/2028(a)			1,252,226	1,224,373
2.95%, 11/1/2025(a)			1,000,000	988,138
3.00%, 1/1/2028(a)			135,610	133,416
3.50%, 2/1/2031(a)			916,890	903,510
4.00%, 7/1/2029-3/1/2034(a)			199,043	198,050
4.10%, 11/1/2049, (1 Month RFUCCT1Y +1.61%)(a),(b)			1,022,719	1,047,249
5.00%, 3/1/2027(a)			2,603	2,618
6.13%, 1/1/2050, (1 Month RFUCCT1Y +1.59%)(a),(b)			644,245	665,019
6.65%, 11/1/2049, (1 Month RFUCCT1Y +1.61%)(a),(b)			969,333	1,000,368
7.34%, 9/1/2047, (1 Month RFUCCT1Y +1.62%)(a),(b)			692,863	718,234
Government National Mortgage Association I:
4.00%, 7/15/27			10,839	10,775
20

BNY Mellon Short-Term U.S. Government Securities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.7% (continued)
U.S. Government Agencies Mortgage-Backed — 17.8% (continued)
Government National Mortgage Association II:
3.50%, 3/20/2026			22,283	22,096
4.50%, 5/20/2025			10,572	10,548
				12,741,370
U.S. Government Agencies Obligations — 5.9%
Federal Home Loan Mortgage Corp., Notes(a)	4.90	2/28/2028	2,210,000	2,210,105
Federal National Mortgage Association, Notes(a)	5.00	11/5/2027	2,000,000	2,000,083
				4,210,188
U.S. Treasury Securities — 38.6%
U.S. Treasury Notes	1.50	8/15/2026	2,500,000	2,411,670
U.S. Treasury Notes(c)	3.38	9/15/2027	2,250,000	2,218,140
U.S. Treasury Notes	3.75	8/15/2027	3,500,000	3,481,748
U.S. Treasury Notes	3.75	8/31/2026	3,250,000	3,236,416
U.S. Treasury Notes	4.00	6/30/2028	3,250,000	3,252,285
U.S. Treasury Notes	4.00	12/15/2027	2,000,000	2,001,953
U.S. Treasury Notes	4.13	10/31/2026	1,250,000	1,252,148
U.S. Treasury Notes	4.25	3/15/2027	3,250,000	3,266,631
U.S. Treasury Notes	4.25	12/31/2026	2,000,000	2,008,516
U.S. Treasury Notes	4.38	7/15/2027	3,500,000	3,531,514
U.S. Treasury Notes	4.50	7/15/2026	500,000	503,047
U.S. Treasury Notes	4.63	10/15/2026	500,000	504,658
				27,668,726
Total Bonds and Notes (cost $74,062,642)				72,827,156

	1-Day Yield (%)	Shares
Investment Companies — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $834,670)	4.43	834,670	834,670
Total Investments (cost $74,897,312)		102.8%	73,661,826
Liabilities, Less Cash and Receivables		(2.8%)	(2,037,672)
Net Assets		100.0%	71,624,154

GO—Government Obligation
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR—Secured Overnight Financing Rate

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(c)
Security, or portion thereof, on loan. At February 28, 2025, the value of the fund’s securities on loan was $2,218,140 and the value of the collateral was
$2,293,483, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
21

Statements of Investments (Unaudited) (continued)

BNY Mellon Short-Term U.S. Government Securities Fund
Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 2/28/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.1%	504,212	23,345,865	(23,015,407)	834,670	22,975
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	10,487,431	(10,487,431)	-	843 ††
Total - 1.1%	504,212	33,833,296	(33,502,838)	834,670	23,818

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
22

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)

	BNY Mellon Bond Fund	BNY Mellon Intermediate Bond Fund	BNY Mellon Corporate Bond Fund	BNY Mellon Short-Term U.S. Government Securities Fund
Assets ($):
Investments in securities—See Statement of Investments† (including securities on loan)††—Note 1(b):
Unaffiliated issuers	1,284,659,504	440,426,884	396,827,728	72,827,156
Affiliated issuers	12,169,250	2,376,321	13,834,252	834,670
Dividends, interest and securities lending income receivable	10,001,744	3,852,022	4,945,446	345,857
Receivable for investment securities sold	7,620,181	-	-	-
Receivable for shares of Beneficial Interest subscribed	1,139,250	37,600	384,400	-
Prepaid expenses	28,662	22,410	32,464	18,846
	1,315,618,591	446,715,237	416,024,290	74,026,529
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)	550,686	195,740	176,333	19,837
Cash overdraft due to Custodian	2,833,842	978,744	965,557	108,704
Payable for investment securities purchased	7,852,498	-	994,390	2,212,769
Liability for securities on loan—Note 1(b)	6,498,106	313,000	10,522,984	-
Payable for shares of Beneficial Interest redeemed	518,578	565,383	745,139	1,043
Trustees’ fees and expenses payable	52,967	16,134	14,134	2,966
Other accrued expenses	74,277	50,562	63,512	57,056
	18,380,954	2,119,563	13,482,049	2,402,375
Net Assets ($)	1,297,237,637	444,595,674	402,542,241	71,624,154
Composition of Net Assets ($):
Paid-in capital	1,476,608,685	475,429,258	439,016,287	93,694,698
Total distributable earnings (loss)	(179,371,048)	(30,833,584)	(36,474,046)	(22,070,544)
Net Assets ($)	1,297,237,637	444,595,674	402,542,241	71,624,154
†Investments at cost ($)
Unaffiliated issuers	1,327,257,906	445,615,310	408,700,786	74,062,642
Affiliated issuers	12,169,250	2,376,321	13,834,252	834,670
††Value of securities on loan ($)	129,558,028	64,022,715	25,307,834	2,218,140
Net Asset Value Per Share
Class M Shares
Net Assets ($)	1,288,594,191	437,635,392	395,957,682	70,813,681
Shares Outstanding	117,031,880	36,608,343	32,194,652	6,357,512
Net Asset Value Per Share ($)	11.01	11.95	12.30	11.14
Investor Shares
Net Assets ($)	8,643,446	6,960,282	6,584,559	810,473
Shares Outstanding	784,735	579,737	533,901	72,563
Net Asset Value Per Share ($)	11.01	12.01	12.33	11.17
See notes to financial statements.
23

STATEMENTS OF OPERATIONS
Six Months Ended February 28, 2025 (Unaudited)

	BNY Mellon Bond Fund	BNY Mellon Intermediate Bond Fund	BNY Mellon Corporate Bond Fund	BNY Mellon Short-Term U.S. Government Securities Fund
Investment Income ($):
Income:
Interest	28,111,394	8,806,502	9,278,215	1,076,169
Dividends:
Unaffiliated issuers	-	-	15,364 †	-
Affiliated issuers	144,318	60,597	158,244	22,975
Affiliated income net of rebates from securities lending—Note 1(b)	83,344	36,756	33,672	843
Total Income	28,339,056	8,903,855	9,485,495	1,099,987
Expenses:
Management fee—Note 3(a)	2,610,099	919,325	814,784	131,387
Administration fee—Note 3(a)	911,518	321,038	284,537	52,425
Trustees’ fees and expenses—Note 3(c)	106,487	35,732	31,586	4,990
Professional fees	51,967	27,056	27,122	21,855
Registration fees	34,747	19,193	20,446	16,315
Loan commitment fees—Note 2	18,556	5,029	4,615	605
Chief Compliance Officer fees—Note 3(b)	13,601	13,601	13,601	13,601
Shareholder servicing costs—Note 3(b)	11,873	9,276	6,050	1,367
Custodian fees—Note 3(b)	11,731	4,307	3,203	3,902
Prospectus and shareholders’ reports	7,612	7,118	6,666	5,303
Miscellaneous	22,818	13,837	23,219	17,664
Total Expenses	3,801,009	1,375,512	1,235,829	269,414
Less—reduction in expenses due to undertaking—Note 3(a)	-	-	-	(79,492)
Net Expenses	3,801,009	1,375,512	1,235,829	189,922
Net Investment Income	24,538,047	7,528,343	8,249,666	910,065
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(8,073,641)	(3,691,829)	(705,000)	63,047
Net change in unrealized appreciation (depreciation) on investments	(8,909,700)	1,113,835	1,109,911	365,016
Net Realized and Unrealized Gain (Loss) on Investments	(16,983,341)	(2,577,994)	404,911	428,063
Net Increase in Net Assets Resulting from Operations	7,554,706	4,950,349	8,654,577	1,338,128
†Net of foreign taxes withheld at source ($)	-	-	7,102	-
See notes to financial statements.
24

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon Bond Fund		BNY Mellon Intermediate Bond Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Operations ($):
Net investment income	24,538,047	43,725,614	7,528,343	14,459,788
Net realized gain (loss) on investments	(8,073,641)	(31,030,093)	(3,691,829)	(5,877,232)
Net change in unrealized appreciation (depreciation) on investments	(8,909,700)	72,200,888	1,113,835	22,330,184
Net Increase (Decrease) in Net Assets Resulting from Operations	7,554,706	84,896,409	4,950,349	30,912,740
Distributions ($):
Distributions to shareholders:
Class M	(24,745,874)	(42,834,913)	(7,587,698)	(14,266,547)
Investor Shares	(168,944)	(318,232)	(110,274)	(210,535)
Total Distributions	(24,914,818)	(43,153,145)	(7,697,972)	(14,477,082)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	174,278,074	347,465,089	28,240,449	110,915,635
Investor Shares	10,889,044	18,901,617	3,469,357	9,393,956
Distributions reinvested:
Class M	5,326,258	6,281,351	1,317,504	2,596,765
Investor Shares	136,167	288,474	92,139	177,527
Cost of shares redeemed:
Class M	(145,596,990)	(304,556,682)	(61,610,710)	(163,489,341)
Investor Shares	(11,493,494)	(19,131,312)	(3,861,921)	(10,334,940)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	33,539,059	49,248,537	(32,353,182)	(50,740,398)
Total Increase (Decrease) in Net Assets	16,178,947	90,991,801	(35,100,805)	(34,304,740)
Net Assets ($):
Beginning of Period	1,281,058,690	1,190,066,889	479,696,479	514,001,219
End of Period	1,297,237,637	1,281,058,690	444,595,674	479,696,479

See notes to financial statements.
25

STATEMENTS OF CHANGES IN NET ASSETS (continued)
	BNY Mellon Bond Fund		BNY Mellon Intermediate Bond Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Capital Share Transactions (Shares):
Class M(a)
Shares sold	15,733,597	32,154,037	2,370,449	9,425,158
Shares issued for distributions reinvested	484,788	582,260	110,526	221,016
Shares redeemed	(13,362,996)	(28,223,327)	(5,176,957)	(13,933,998)
Net Increase (Decrease) in Shares Outstanding	2,855,389	4,512,970	(2,695,982)	(4,287,824)
Investor Shares(a)
Shares sold	993,384	1,761,706	291,332	798,753
Shares issued for distributions reinvested	12,383	26,811	7,701	15,069
Shares redeemed	(1,050,037)	(1,777,163)	(324,015)	(875,141)
Net Increase (Decrease) in Shares Outstanding	(44,270)	11,354	(24,982)	(61,319)

(a)
During the period ended February 28, 2025, 953,174 Class M shares representing $10,450,823 were exchanged for 953,085 Investor Shares for BNY Mellon
Bond Fund and 291,602 Class M shares representing $3,458,618 were exchanged for 290,433 Investor Shares for BNY Mellon Intermediate Bond Fund. During
the period ended August 31, 2024, 1,833,372 Class M shares representing $19,697,985 were exchanged for 1,834,473 Investor Shares for BNY Mellon Bond
Fund and 828,643 Class M shares representing $9,716,598 were exchanged for 826,080 Investor Shares for BNY Mellon Intermediate Bond Fund.

See notes to financial statements.
26

	BNY Mellon Corporate Bond Fund		BNY Mellon Short-Term U.S. Government Securities Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Operations ($):
Net investment income	8,249,666	16,788,484	910,065	2,286,820
Net realized gain (loss) on investments	(705,000)	(4,513,244)	63,047	(229,882)
Net change in unrealized appreciation (depreciation) on investments	1,109,911	27,576,137	365,016	3,790,651
Net Increase (Decrease) in Net Assets Resulting from Operations	8,654,577	39,851,377	1,338,128	5,847,589
Distributions ($):
Distributions to shareholders:
Class M	(9,143,846)	(16,753,288)	(1,076,449)	(3,053,320)
Investor Shares	(107,149)	(149,398)	(13,369)	(37,665)
Total Distributions	(9,250,995)	(16,902,686)	(1,089,818)	(3,090,075)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	38,915,590	125,683,418	4,344,378	26,312,020
Investor Shares	4,821,692	4,434,853	1,015,609	2,536,540
Distributions reinvested:
Class M	2,081,042	4,029,927	300,310	1,020,423
Investor Shares	85,181	135,160	11,689	35,380
Cost of shares redeemed:
Class M	(60,328,655)	(153,415,487)	(16,940,513)	(72,074,687)
Investor Shares	(2,007,724)	(5,200,734)	(1,241,771)	(3,200,241)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(16,432,874)	24,332,863	(12,510,298)	(45,370,565)
Total Increase (Decrease) in Net Assets	(17,029,292)	(1,384,172)	(12,261,988)	(42,613,951)
Net Assets ($):
Beginning of Period	419,571,533	420,955,705	83,886,142	126,500,093
End of Period	402,542,241	419,571,533	71,624,154	83,886,142

See notes to financial statements.
27

STATEMENTS OF CHANGES IN NET ASSETS (continued)
	BNY Mellon Corporate Bond Fund		BNY Mellon Short-Term U.S. Government Securities Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Capital Share Transactions (Shares):
Class M(a)
Shares sold	3,172,934	10,554,867	390,435	2,428,862
Shares issued for distributions reinvested	169,619	339,722	27,047	93,567
Shares redeemed	(4,929,811)	(12,917,878)	(1,527,046)	(6,605,896)
Net Increase (Decrease) in Shares Outstanding	(1,587,258)	(2,023,289)	(1,109,564)	(4,083,467)
Investor Shares(a)
Shares sold	393,409	371,673	91,362	231,945
Shares issued for distributions reinvested	6,929	11,365	1,050	3,235
Shares redeemed	(163,799)	(436,446)	(111,587)	(292,535)
Net Increase (Decrease) in Shares Outstanding	236,539	(53,408)	(19,175)	(57,355)

(a)
During the period ended February 28, 2025, 286,851 Class M shares representing $3,502,432 were exchanged for 286,117 Investor Shares for BNY Mellon
Corporate Bond Fund and 78,337 Class M shares representing $868,719 were exchanged for 78,133 Investor Shares for BNY Mellon Short-Term
U.S. Government Securities Fund. During the period ended August 31, 2024, 316,521 Class M shares representing $3,770,334 were exchanged for
315,897 Investor Shares for BNY Mellon Corporate Bond Fund and 232,026 Class M shares representing $2,532,521 were exchanged for 231,576 Investor
Shares for BNY Mellon Short-Term U.S. Government Securities Fund.

See notes to financial statements.
28

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Class M Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Bond Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.14	10.77	11.22	13.10	13.63	13.14
Investment Operations:
Net investment income(a)	.20	.39	.32	.25	.23	.30
Net realized and unrealized gain (loss) on investments	(.12 )	.37	(.44 )	(1.83)	(.17 )	.54
Total from Investment Operations	.08	.76	(.12 )	(1.58)	.06	.84
Distributions:
Dividends from net investment income	(.21 )	(.39 )	(.33 )	(.30 )	(.31 )	(.35 )
Dividends from net realized gain on investments	-	-	-	-	(.28 )	-
Total Distributions	(.21 )	(.39 )	(.33 )	(.30 )	(.59 )	(.35 )
Net asset value, end of period	11.01	11.14	10.77	11.22	13.10	13.63
Total Return (%)	.71 (b)	7.20	(1.05)	(12.19)	.50	6.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.58 (c)	.57	.57	.55	.55	.55
Ratio of net expenses to average net assets	.58 (c)	.57 (d)	.57 (d)	.55	.55	.55
Ratio of net investment income to average net assets	3.76 (c)	3.62 (d)	2.91 (d)	2.07	1.71	2.30
Portfolio Turnover Rate	29.11 (b)	56.80	45.46	88.66	72.04	93.11
Net Assets, end of period ($ x 1,000)	1,288,594	1,271,824	1,181,267	1,172,292	1,339,003	1,268,576

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
29

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Bond Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.14	10.76	11.21	13.08	13.60	13.11
Investment Operations:
Net investment income(a)	.19	.36	.29	.23	.20	.28
Net realized and unrealized gain (loss) on investments	(.13 )	.37	(.44 )	(1.83)	(.16 )	.52
Total from Investment Operations	.06	.73	(.15 )	(1.60)	.04	.80
Distributions:
Dividends from net investment income	(.19 )	(.35 )	(.30 )	(.27 )	(.28 )	(.31 )
Dividends from net realized gain on investments	-	-	-	-	(.28 )	-
Total Distributions	(.19 )	(.35 )	(.30 )	(.27 )	(.56 )	(.31 )
Net asset value, end of period	11.01	11.14	10.76	11.21	13.08	13.60
Total Return (%)	.64 (b)	6.94	(1.38)	(12.39)	.30	6.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83 (c)	.82	.82	.80	.80	.80
Ratio of net expenses to average net assets	.83 (c)	.82 (d)	.82 (d)	.80	.80	.80
Ratio of net investment income to average net assets	3.51 (c)	3.37 (d)	2.66 (d)	1.82	1.46	2.08
Portfolio Turnover Rate	29.11 (b)	56.80	45.46	88.66	72.04	93.11
Net Assets, end of period ($ x 1,000)	8,643	9,234	8,800	10,822	11,286	9,204

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
30

	Class M Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Intermediate Bond Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.02	11.61	11.77	12.93	13.11	12.72
Investment Operations:
Net investment income(a)	.19	.35	.28	.24	.24	.25
Net realized and unrealized gain (loss) on investments	(.06 )	.41	(.13 )	(1.13)	(.16 )	.41
Total from Investment Operations	.13	.76	.15	(.89 )	.08	.66
Distributions:
Dividends from net investment income	(.20 )	(.35 )	(.31 )	(.27 )	(.26 )	(.27 )
Net asset value, end of period	11.95	12.02	11.61	11.77	12.93	13.11
Total Return (%)	1.18 (b)	6.66	1.26	(6.93)	.62	5.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.59 (c)	.59	.58	.56	.56	.55
Ratio of net expenses to average net assets	.59 (c)	.59 (d)	.58 (d)	.56	.56	.55
Ratio of net investment income to average net assets	3.28 (c)	2.96 (d)	2.44 (d)	1.98	1.85	1.97
Portfolio Turnover Rate	44.79 (b)	39.92	26.10	31.46	19.07	41.86
Net Assets, end of period ($ x 1,000)	437,635	472,402	506,245	619,470	779,123	891,782

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
31

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Intermediate Bond Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.06	11.65	11.80	12.95	13.12	12.73
Investment Operations:
Net investment income(a)	.18	.32	.25	.22	.21	.22
Net realized and unrealized gain (loss) on investments	(.05 )	.41	(.13 )	(1.13)	(.16 )	.40
Total from Investment Operations	.13	.73	.12	(.91 )	.05	.62
Distributions:
Dividends from net investment income	(.18 )	(.32 )	(.27 )	(.24 )	(.22 )	(.23 )
Net asset value, end of period	12.01	12.06	11.65	11.80	12.95	13.12
Total Return (%)	1.10 (b)	6.32	1.03	(7.11)	.42	4.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84 (c)	.84	.83	.81	.81	.80
Ratio of net expenses to average net assets	.84 (c)	.84 (d)	.83 (d)	.81	.81	.80
Ratio of net investment income to average net assets	3.03 (c)	2.71 (d)	2.19 (d)	1.73	1.59	1.68
Portfolio Turnover Rate	44.79 (b)	39.92	26.10	31.46	19.07	41.86
Net Assets, end of period ($ x 1,000)	6,960	7,294	7,756	7,845	9,125	8,293

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
32

	Class M Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Corporate Bond Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.31	11.64	11.74	13.80	13.69	13.36
Investment Operations:
Net investment income(a)	.25	.48	.43	.40	.43	.45
Net realized and unrealized gain (loss) on investments	.02	.67	(.08 )	(1.96)	.15	.35
Total from Investment Operations	.27	1.15	.35	(1.56)	.58	.80
Distributions:
Dividends from net investment income	(.28 )	(.48 )	(.45 )	(.43 )	(.47 )	(.47 )
Dividends from net realized gain on investments	-	-	-	(.07 )	-	-
Total Distributions	(.28 )	(.48 )	(.45 )	(.50 )	(.47 )	(.47 )
Net asset value, end of period	12.30	12.31	11.64	11.74	13.80	13.69
Total Return (%)	2.19 (b)	10.12	3.06	(11.58)	4.29	6.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60 (c)	.60	.58	.56	.56	.56
Ratio of net expenses to average net assets	.60 (c)	.60 (d)	.58 (d)	.56	.56	.56
Ratio of net investment income to average net assets	4.05 (c)	4.02 (d)	3.76 (d)	3.15	3.10	3.39
Portfolio Turnover Rate	5.95 (b)	24.27	11.99	25.87	18.34	25.67
Net Assets, end of period ($ x 1,000)	395,958	415,902	416,864	564,925	757,617	849,166

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
33

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Corporate Bond Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.34	11.66	11.75	13.81	13.70	13.37
Investment Operations:
Net investment income(a)	.23	.46	.40	.37	.40	.43
Net realized and unrealized gain (loss) on investments	.02	.67	(.08 )	(1.97)	.14	.34
Total from Investment Operations	.25	1.13	.32	(1.60)	.54	.77
Distributions:
Dividends from net investment income	(.26 )	(.45 )	(.41 )	(.39 )	(.43 )	(.44 )
Dividends from net realized gain on investments	-	-	-	(.07 )	-	-
Total Distributions	(.26 )	(.45 )	(.41 )	(.46 )	(.43 )	(.44 )
Net asset value, end of period	12.33	12.34	11.66	11.75	13.81	13.70
Total Return (%)	2.12 (b)	9.86	2.82	(11.82)	4.02	5.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85 (c)	.85	.83	.81	.81	.81
Ratio of net expenses to average net assets	.85 (c)	.85 (d)	.83 (d)	.81	.81	.81
Ratio of net investment income to average net assets	3.80 (c)	3.77 (d)	3.51 (d)	2.90	2.85	3.12
Portfolio Turnover Rate	5.95 (b)	24.27	11.99	25.87	18.34	25.67
Net Assets, end of period ($ x 1,000)	6,585	3,670	4,091	5,296	6,225	5,448

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
34

	Class M Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Short-Term U.S. Government Securities Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.10	10.81	10.95	11.60	11.81	11.70
Investment Operations:
Net investment income(a)	.13	.23	.22	.09	.11	.19
Net realized and unrealized gain (loss) on investments	.07	.38	(.08 )	(.52 )	(.13 )	.15
Total from Investment Operations	.20	.61	.14	(.43 )	(.02 )	.34
Distributions:
Dividends from net investment income	(.16 )	(.32 )	(.28 )	(.22 )	(.19 )	(.23 )
Net asset value, end of period	11.14	11.10	10.81	10.95	11.60	11.81
Total Return (%)	1.83 (b)	5.73	1.33	(3.77)	(.15 )	2.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71 (c)	.65	.59	.59	.55	.55
Ratio of net expenses to average net assets	.50 (c),(d)	.50 (d),(e)	.50 (d),(e)	.50 (d)	.54 (d)	.55
Ratio of net investment income to average net assets	2.43 (c),(d)	2.14 (d),(e)	2.00 (d),(e)	.84 (d)	.89 (d)	1.65
Portfolio Turnover Rate	25.89 (b)	34.93	51.74	65.86	114.85	65.00
Net Assets, end of period ($ x 1,000)	70,814	82,866	124,885	175,541	174,319	234,920

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in expenses pursuant to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
35

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
BNY Mellon Short-Term U.S. Government Securities Fund		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.13	10.83	10.96	11.60	11.80	11.68
Investment Operations:
Net investment income(a)	.12	.21	.19	.07	.08	.11
Net realized and unrealized gain (loss) on investments	.06	.37	(.07 )	(.53 )	(.12 )	.21
Total from Investment Operations	.18	.58	.12	(.46 )	(.04 )	.32
Distributions:
Dividends from net investment income	(.14 )	(.28 )	(.25 )	(.18 )	(.16 )	(.20 )
Net asset value, end of period	11.17	11.13	10.83	10.96	11.60	11.80
Total Return (%)	1.66 (b)	5.47	1.09	(3.99)	(.37 )	2.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96 (c)	.90	.84	.84	.80	.80
Ratio of net expenses to average net assets	.75 (c),(d)	.75 (d),(e)	.75 (d),(e)	.75 (d)	.79 (d)	.80
Ratio of net investment income to average net assets	2.15 (c),(d)	1.89 (d),(e)	1.75 (d),(e)	.59 (d)	.64 (d)	.98
Portfolio Turnover Rate	25.89 (b)	34.93	51.74	65.86	114.85	65.00
Net Assets, end of period ($ x 1,000)	810	1,021	1,615	1,652	4,703	5,308

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in expenses pursuant to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
36

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Funds Trust (the “Trust”), a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operates as a series company currently consisting of sixteen series, including the following diversified funds: BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Corporate Bond Fund and BNY Mellon Short-Term U.S. Government Securities Fund (each, a “fund” and collectively, the “funds”). The objectives of the funds are as follows: BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund and BNY Mellon Corporate Bond Fund seek total return (consisting of capital appreciation and current income). BNY Mellon Short-Term U.S. Government Securities Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as each fund’s investment adviser. The Bank of New York Mellon serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which BNY pays the Adviser for performing certain administrative services.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor.  Each class of shares has identical rights and privileges, except with respect to the Shareholder Services Plan fee and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as each fund’s valuation designee to make all fair value determinations with respect to each fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of February 28, 2025 in valuing each fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon Bond Fund
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	372,997,716	—	372,997,716
Foreign Governmental	—	23,769,709	—	23,769,709
Municipal Securities	—	2,490,970	—	2,490,970
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	4,427,949	—	4,427,949
U.S. Government Agencies Mortgage-Backed	—	369,095,714	—	369,095,714
U.S. Treasury Securities	—	511,877,446	—	511,877,446
Investment Companies	12,169,250	—	—	12,169,250
	12,169,250	1,284,659,504	—	1,296,828,754
BNY Mellon Intermediate Bond Fund
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	173,935,031	—	173,935,031
Foreign Governmental	—	6,395,979	—	6,395,979
38

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon Intermediate Bond Fund (continued) Assets ($) (continued)
Municipal Securities	—	11,315,138	—	11,315,138
U.S. Government Agencies Collateralized Mortgage Obligations	—	3,020,958	—	3,020,958
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	2,332,460	—	2,332,460
U.S. Government Agencies Mortgage-Backed	—	5,938,645	—	5,938,645
U.S. Government Agencies Obligations	—	36,894,085	—	36,894,085
U.S. Treasury Securities	—	200,594,588	—	200,594,588
Investment Companies	2,376,321	—	—	2,376,321
	2,376,321	440,426,884	—	442,803,205
BNY Mellon Corporate Bond Fund
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	380,761,712	—	380,761,712
Foreign Governmental	—	2,701,490	—	2,701,490
Municipal Securities	—	13,364,526	—	13,364,526
Investment Companies	13,834,252	—	—	13,834,252
	13,834,252	396,827,728	—	410,661,980
BNY Mellon Short-Term U.S. Government Securities Fund
Assets ($)
Investments in Securities:†
Municipal Securities	—	247,889	—	247,889
U.S. Government Agencies Collateralized Mortgage Obligations	—	8,258,299	—	8,258,299
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	19,700,684	—	19,700,684
U.S. Government Agencies Mortgage-Backed	—	12,741,370	—	12,741,370
U.S. Government Agencies Obligations	—	4,210,188	—	4,210,188
U.S. Treasury Securities	—	27,668,726	—	27,668,726
Investment Companies	834,670	—	—	834,670
	834,670	72,827,156	—	73,661,826

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the funds, except in the event of borrower default, and is not reflected in the Statements of Assets and Liabilities. The securities on loan, if any, are also disclosed in each fund’s
39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Statements of Investments. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. The table below summarizes the amount BNY earned from each  fund from lending portfolio securities, pursuant to the securities lending agreement during the period ended February 28, 2025.
Securities Lending Agreement ($)
BNY Mellon Bond Fund	11,363
BNY Mellon Intermediate Bond Fund	5,011
BNY Mellon Corporate Bond Fund	4,590
BNY Mellon Short-Term U.S. Government Securities Fund	115
For financial reporting purposes, each relevant fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 28, 2025, each relevant fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following tables:
	Assets ($)	Liabilities ($)
BNY Mellon Bond Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	129,558,028	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(129,558,028) †	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

	Assets ($)	Liabilities ($)
BNY Mellon Intermediate Bond Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	64,022,715	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(64,022,715) †	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

40

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Assets ($)	Liabilities ($)
BNY Mellon Corporate Bond Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	25,307,834	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(25,307,834) †	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

	Assets ($)	Liabilities ($)
BNY Mellon Short-Term U.S. Government Securities Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	2,218,140	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(2,218,140) †	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which each fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of each fund’s investments in these securities to decline. Interest rates in the United States have recently been rising. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., each fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, each fund’s investments in new securities may be at lower yields and may reduce each fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Mortgage-Related Securities Risk: Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the
41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage securities) the market prices for such securities are not guaranteed and will fluctuate. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid causing the fund to purchase new securities at current market rates, which usually will be lower. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates, known as prepayment risk, can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield and/or cause the fund’s share price to fall. When interest rates rise, the effective duration of the fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and it potential for price declines.
Short-Term Trading Risk: At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the funds’ shares, which may be triggered by market turmoil or an increase in interest rates, could cause  the funds to sell its holdings at a loss or at undesirable prices and adversely affect the funds’ share price and increase the funds’ liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(e) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by each fund on the ex-dividend date. The funds normally declare and pay dividends from net investment income monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
As of and during the period ended February 28, 2025, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended February 28, 2025, the funds did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
Each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
42

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The below table summarizes each fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2024.
Capital Loss Carryover	Short-Term Losses ($)†	Long-Term Losses ($)†	Total ($)
BNY Mellon Bond Fund	49,516,455	78,029,172	127,545,627
BNY Mellon Intermediate Bond Fund	3,205,267	18,711,217	21,916,484
BNY Mellon Corporate Bond Fund	2,391,692	20,154,905	22,546,597
BNY Mellon Short-Term U.S. Government Securities Fund	8,348,181	12,048,830	20,397,011

†	These capital losses can be carried forward for an unlimited period.
The below table summarizes each fund’s tax character of distributions paid to shareholders during the fiscal period ended August 31, 2024. The tax character of current year distributions will be determined at the end of the current fiscal year.
2024
Tax Character of Distributions Paid	Ordinary Income ($)
BNY Mellon Bond Fund	43,153,145
BNY Mellon Intermediate Bond Fund	14,477,082
BNY Mellon Corporate Bond Fund	16,902,686
BNY Mellon Short-Term U.S. Government Securities Fund	3,090,975
(g) Operating segment reporting: In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the funds operate and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the funds’ prospectus.  The accounting policies of the funds are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders.  Detailed financial information for the funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statements of Assets and Liabilities, investments held on the Statements of Investments, results of operations and significant segment expenses on the Statements of Operations and other information about the funds’ performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The funds participate with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the funds, and (ii) Tranche B is in an amount equal to $120 million and is available only to the BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, each fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the funds based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2025, the funds did not borrow under either Facility.
NOTE 3—
Management Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is payable monthly and computed on the
43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
average daily value of each fund’s net assets at the following annual rates: .40% of BNY Mellon Bond Fund, .40% of BNY Mellon Intermediate Bond Fund, .40% of BNY Mellon Corporate Bond Fund and .35% of BNY Mellon Short-Term U.S. Government Securities Fund.
For BNY Mellon Short-Term U.S. Government Securities Fund, the Adviser has contractually agreed, from September 1, 2024 through December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund share (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .50% of the value of the fund’s average daily net assets. On or after December 31, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $79,492 during the period ended February 28, 2025.
Pursuant to the Administration Agreement, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
(b) Each fund has adopted a Shareholder Services Plan with respect to its Investor shares. Each fund pays the Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. The table below summarizes the amounts Investor shares were charged during the period ended February 28, 2025, pursuant to the Shareholder Services Plan, which is included in Shareholder servicing costs in the Statements of Operations.
Shareholder Services Plan Fees ($)
BNY Mellon Bond Fund	11,800
BNY Mellon Intermediate Bond Fund	9,192
BNY Mellon Corporate Bond Fund	6,012
BNY Mellon Short-Term U.S. Government Securities Fund	1,347
The funds have an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the funds include net earnings credits, if any, as an expense offset in the Statements of Operations.
The funds have an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the funds will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the funds include this interest income and overdraft fees, if any, as interest income in the Statements of Operations.
Each fund compensates the Transfer Agent, under a transfer agency agreement, for providing cash management services for the funds. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to fund subscriptions and redemptions. BNY pays each fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it receives from the Trust. During the period ended, February 28, 2025, there was no Transfer Agent cash management fees or earnings credits pursuant to the transfer agency agreement.
44

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Each fund compensates the Custodian, under a custody agreement, for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. The table below summarizes the amount each fund was charged during the period ended February 28, 2025 pursuant to the custody agreement.
Custodian Fees ($)
BNY Mellon Bond Fund	11,731
BNY Mellon Intermediate Bond Fund	4,307
BNY Mellon Corporate Bond Fund	3,203
BNY Mellon Short-Term U.S. Government Securities Fund	3,902
Each fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the funds’ check writing privilege. The following table summarizes the amount each fund was charged during the period ended February 28, 2025 pursuant to the agreement, which is included in Shareholder servicing costs in the Statements of Operations.
Checkwriting Fees ($)
BNY Mellon Bond Fund	73
BNY Mellon Intermediate Bond Fund	84
BNY Mellon Corporate Bond Fund	38
BNY Mellon Short-Term U.S. Government Securities Fund	20
The below table summarizes the amount each fund was charged for services performed by the Chief Compliance Officer and his staff, during the period ended February 28, 2025.
Chief Compliance Officer Fees ($)
BNY Mellon Bond Fund	13,601
BNY Mellon Intermediate Bond Fund	13,601
BNY Mellon Corporate Bond Fund	13,601
BNY Mellon Short-Term U.S. Government Securities Fund	13,601
The table below summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.
Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Management Fee ($)	Administration Fee ($)	Shareholder Services Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Checkwriting Fees ($)	Less Expense Reimbursement ($)
BNY Mellon Bond Fund	395,265	138,980	1,737	9,114	5,580	10	-
BNY Mellon Intermediate Bond Fund	137,072	48,196	1,388	3,502	5,580	2	-
BNY Mellon Corporate Bond Fund	123,204	43,320	1,186	3,028	5,580	15	-
BNY Mellon Short-Term U.S. Government Securities Fund	18,624	7,484	199	4,116	5,580	3	(16,169)
(c) Each board member also serves as a Board member of other funds within the Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 4—
Securities Transactions:
The table below summarizes each fund’s aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended February 28, 2025.
Purchases and Sales
	Purchases ($)	Sales ($)
BNY Mellon Bond Fund	409,099,637	378,009,694
BNY Mellon Intermediate Bond Fund	204,803,068	236,047,854
BNY Mellon Corporate Bond Fund	23,823,408	37,202,007
BNY Mellon Short-Term U.S. Government Securities Fund	19,634,198	30,327,105
The table below summarizes gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each fund at February 28, 2025.
Accumulated Net Unrealized Appreciation (Depreciation)
	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
BNY Mellon Bond Fund	12,985,023	(55,583,425)	(42,598,402)
BNY Mellon Intermediate Bond Fund	2,171,666	(7,360,092)	(5,188,426)
BNY Mellon Corporate Bond Fund	5,529,522	(17,402,580)	(11,873,058)
BNY Mellon Short-Term U.S. Government Securities Fund	332,976	(1,568,462)	(1,235,486)
At February 28, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).
46

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
47

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
48

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
49

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
50

© 2025 BNY Mellon Securities Corporation
Code-MFTNCSRSA0225-TB

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By: /s/ Patrick T. Crowe

Patrick T. Crowe

President (Principal Executive Officer)

Date: April 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Patrick T. Crowe

Patrick T. Crowe

President (Principal Executive Officer)

Date: April 18, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: April 21, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)